   As filed with the Securities and Exchange Commission on April 29, 2002



                                                      Registration No. 33- 33085
                                                                       811-06032
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C    20549

--------------------------------------------------------------------------------
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.___

                      Post-Effective Amendment No. 30                   X

                                                  ----                  -

                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                              Amendment No.  42                          X

                                            ----                         -


                             Separate Account VA B
                     -------------------------------------
                          (Exact Name of Registrant)

                   -----------------------------------------

                      Transamerica Life Insurance Company
                      -----------------------------------
                              (Name of Depositor)

                          --------------------------

              4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                (319) 297-8121
                            Frank A. Camp, Esquire
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-4520
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire
                      Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

     It is proposed that this filing will become effective:


                immediately upon filing pursuant to paragraph (b) of
     -------    Rule 485

        X       on May 1, 2002 pursuant to paragraph (b) of Rule 485

     -------

                60 days after filing pursuant to paragraph (a) (1) of
     -------    Rule 485


                on ____________ pursuant to paragraph (a)(1) of Rule 485
     -------



If appropriate, check the following box:

       [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                           TRANSAMERICA LANDMARK
                                                                VARIABLE ANNUITY

                                                                  Issued Through
                                                           SEPARATE ACCOUNT VA B
                                                                              by
                                             TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus - May 1, 2002

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers fifty-one underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.


This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.


If you would like more information about the Transamerica Landmark Variable Annuity, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2002. Please call us at (800) 525-6205 or write us at:
Transamerica Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the variable annuity can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

..  are not bank deposits
..  are not federally insured
..  are not endorsed by any bank or government agency
..  are not guaranteed to achieve their goal
..  are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Portfolios Associated with the Subaccounts

 Aggressive Asset Allocation


 Conservative Asset Allocation


 Moderate Asset Allocation


 Moderately Aggressive Asset Allocation

 Alger Aggressive Growth
 American Century Income & Growth
 American Century International

 BlackRock Global Science & Technology


 BlackRock Mid Cap Growth


 Capital Guardian Global


 Capital Guardian U.S. Equity


 Capital Guardian Value


 Clarion Real Estate Securities


 Dreyfus Small Cap Value

 Gabelli Global Growth
 Great Companies - America/SM/
 Great Companies - Global/2/
 Great Companies - Technology/SM/

 Janus Balanced (A/T)


 Janus Growth II (A/T)


 Jennison Growth


 J.P. Morgan Enhanced Index


 MFS High Yield


 PBHG Mid Cap Growth


 PBHG/NWQ Value Select


 PIMCO Total Return

 Salomon All Cap

 Transamerica Convertible Securities


 Transamerica Equity


 Transamerica Growth Opportunities


 Transamerica U.S. Government Securities


 T. Rowe Price Equity Income


 T. Rowe Price Growth Stock

 T. Rowe Price Small Cap

 Van Kampen Active International Allocation


 Van Kampen Asset Allocation


 Van Kampen Money Market

 Van Kampen Emerging Growth

 AIM V.I. Basic Value Fund - Series II shares


 AIM V.I. Capital Appreciation Fund -Series II shares


 Alliance Growth & Income Portfolio - Class B


 Alliance Premier Growth Portfolio - Class B


 Janus Aspen - Aggressive Growth Portfolio -Service Shares


 Janus Aspen - Worldwide Growth Portfolio -Service Shares


 MFS New Discovery Series - Service Class


 MFS Total Return Series - Service Class


 Fidelity - VIP Contrafund(R) Portfolio -  Service Class 2


 Fidelity - VIP Equity-Income Portfolio -  Service Class 2


 Fidelity - VIP Growth Portfolio - Service Class 2


 Fidelity - VIP Mid Cap Portfolio - Service Class 2


 Fidelity - VIP Value Strategies Portfolio -Service Class 2

TABLE OF CONTENTS                                                           Page

GLOSSARY OF TERMS..........................................................   3

SUMMARY....................................................................   4

ANNUITY POLICY FEE TABLE...................................................   9

EXAMPLES...................................................................  13

1.THE ANNUITY POLICY.......................................................  21

2.PURCHASE.................................................................  21
  Policy Issue Requirements................................................  21
  Premium Payments.........................................................  21
  Initial Premium Requirements.............................................  21
  Additional Premium Payments..............................................  22
  Maximum Total Premium Payments...........................................  22
  Allocation of Premium Payments...........................................  22
  Policy Value.............................................................  22

3.INVESTMENT CHOICES.......................................................  22
  The Separate Account.....................................................  22
  The Fixed Account........................................................  25
  Transfers................................................................  25

4.PERFORMANCE..............................................................  26

5.EXPENSES.................................................................  27
  Surrender Charges........................................................  27
  Excess Interest Adjustment...............................................  28
  Mortality and Expense Risk Fees..........................................  28
  Administrative Charges...................................................  28
  Premium Taxes............................................................  28
  Federal, State and Local Taxes...........................................  28
  Transfer Fee.............................................................  28
  Managed Annuity Program..................................................  29
  Initial Payment Guarantee................................................  29
  Additional Death Distribution............................................  29
  Portfolio Fees and Expenses..............................................  29

6.ACCESS TO YOUR MONEY.....................................................  29
  Surrenders...............................................................  29
  Delay of Payment and Transfers...........................................  29
  Excess Interest Adjustment...............................................  30

7. ANNUITY PAYMENTS (THE INCOME PHASE).....................................  30
  Annuity Payment Options..................................................  31

8.DEATH BENEFIT............................................................  32
  When We Pay A Death Benefit..............................................  33
  When We Do Not Pay A Death Benefit.......................................  33
  Deaths After the Annuity Commencement Date...............................  33
  Succession of Ownership..................................................  33
  Amount of Death Benefit..................................................  33
  Guaranteed Minimum Death Benefit.........................................  33
  Adjusted Partial Surrender...............................................  34


                                                                           Page
9.TAXES...................................................................  34
  Annuity Policies in General.............................................  35
  Qualified and Nonqualified Policies.....................................  35
  Surrenders - Qualified Policies.........................................  35
  Surrenders - 403(b) Policies............................................  36
  Diversification and Distribution Requirements...........................  36
  Surrenders - Nonqualified Policies......................................  36
  Taxation of Death Benefit Proceeds......................................  36
  Annuity Payments........................................................  36
  Annuity Contracts Purchased by Nonresident Aliens and Foreign
   Corporations...........................................................  37
  Transfers, Assignments or Exchanges of Policies.........................  37
  Possible Tax Law Changes................................................  37
  Separate Account Charges................................................  37

10.ADDITIONAL FEATURES....................................................  38
  Systematic Payout Option................................................  38
  Family Income Protector.................................................  38
  Managed Annuity Program.................................................  38
  Initial Payment Guarantee...............................................  41
  Additional Death Distribution...........................................  41
  Nursing Care and Terminal Condition Withdrawal Option...................  42
  Unemployment Waiver.....................................................  43
  Telephone Transactions..................................................  43
  Dollar Cost Averaging Program...........................................  43
  Asset Rebalancing.......................................................  45

11.OTHER INFORMATION......................................................  45
  Ownership...............................................................  45
  Assignment..............................................................  45
  Transamerica Life Insurance Company.....................................  45
  The Separate Account....................................................  45
  Mixed and Shared Funding................................................  45
  Exchanges and Reinstatements............................................  46
  Voting Rights...........................................................  46
  Distributor of the Policies.............................................  46
  IMSA....................................................................  47
  Legal Proceedings.......................................................  47

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............  47

APPENDIX A
Condensed Financial Information...........................................  48

APPENDIX B
Historical Performance Data...............................................  64

APPENDIX C
Policy Variations.........................................................  85

GLOSSARY OF TERMS

Accumulation Unit - An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value - The policy value increased or decreased by any excess interest adjustment.

Annuitant - The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date - The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option - A method of receiving a stream of annuity payments selected by the owner.

Cash Value - The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment - A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account - One or more investment choices under the policy that are part of Transamerica's general assets and are not in the separate account.

Guaranteed Period Options - The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner - The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Value - On or before the annuity commencement date, the policy value is equal to the owner's:

..  premium payments; minus

.. partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

..  interest credited in the fixed account; plus

..  accumulated gains in the separate account; minus

..  losses in the separate account; minus

.. service charges, rider fees, premium taxes, transfer fees, and any other charges, if any.

Policy Year - A policy year begins on the policy date and on each policy anniversary.

Separate Account - Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Subaccount - A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.


You (Your) - the owner of the contract.

              (Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: fifty-one subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.


This policy currently offers fifty-one subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.


The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.


The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2. PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Aggressive Asset Allocation


Conservative Asset Allocation


Moderate Asset Allocation


Moderately Aggressive Asset Allocation

Alger Aggressive Growth
American Century Income & Growth
American Century International

BlackRock Global Science & Technology


BlackRock Mid Cap Growth


Capital Guardian Global


Capital Guardian U.S. Equity


Capital Guardian Value


Clarion Real Estate Securities


Dreyfus Small Cap Value

Gabelli Global Growth
Great Companies - America/SM/
Great Companies - Global/2/
Great Companies - Technology/SM/

Janus Balanced (A/T)


Janus Growth II (A/T)


Jennison Growth


J.P. Morgan Enhanced Index


MFS High Yield


PBHG Mid Cap Growth


PBHG/NWQ Value Select


PIMCO Total Return

Salomon All Cap

Transamerica Convertible Securities


Transamerica Equity


Transamerica Growth Opportunities


Transamerica U.S. Government Securities


T. Rowe Price Equity Income


T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Van Kampen Active International Allocation


Van Kampen Asset Allocation


Van Kampen Money Market

Van Kampen Emerging Growth

AIM V.I. Basic Value Fund - Series II shares


AIM V.I. Capital Appreciation Fund -Series II shares

Alliance Growth & Income Portfolio - Class B
Alliance Premier Growth Portfolio - Class B
Janus Aspen - Aggressive Growth Portfolio -Service Shares

Janus Aspen - Worldwide Growth Portfolio -Service Shares

MFS New Discovery Series - Service Class


MFS Total Return Series - Service Class


Fidelity - VIP Contrafund(R) Portfolio -Service Class 2

Fidelity - VIP Equity-Income Portfolio -Service Class 2
Fidelity - VIP Growth Portfolio - Service Class 2
Fidelity - VIP Mid Cap Portfolio - Service Class 2

Fidelity - VIP Value Strategies Portfolio -Service Class 2


Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices. While we currently do not charge for transfers, we reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5. EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after May 1, 2002. See Appendix C for older policies.


No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the "Return of Premium Death Benefit"), or 1.55% (if you choose the "Double Enhanced Death Benefit") from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Managed Annuity Program, there is an annual fee during the accumulation phase of 0.45% of the minimum income base. If you receive annuity payments under the rider, then there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Initial Payment Guarantee when you annuitize, there is a daily fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution, there is an annual fee during the accumulation phase of 0.25% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying portfolios.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). After one year, you may, free of surrender charges once each policy year, take out up to the greater of:

.. 10% of your premium payments less surrenders deemed to be from premium; or .. any gains in the policy.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge and/or excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

If you have policy value in the fixed account, you may also take out cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Unless you elect the Life with Emergency CashSM annuity payment option, you can not take money out during the income phase, although you will be receiving annuity payments.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Managed Annuity Program and Initial Payment Guarantee are available as optional riders and they guarantee a minimum amount for each payment.

8. DEATH BENEFIT

If the annuitant dies before the income phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following guaranteed minimum death benefits:


..  Double Enhanced; or

.. Return of Premium.

Charges are lower for the Return of Premium Death Benefit than they are for the other death benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9. TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the taxable earnings. For nonqualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.


10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

.. You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "Systematic Payout Option" ("SPO"). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

..  You can elect an optional rider that guarantees you a minimum income base.
   This feature is called the "Managed Annuity Program" ("MAP"). There is an extra charge for this rider.

.. You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 80% of the initial variable annuity payment. This feature is called the "Initial Payment Guarantee" ("IPG"). There is an extra charge for this rider.

.. You can elect an optional rider that pays an amount in addition to the policy death benefit in certain circumstances. This feature is called the "Additional Death Distribution" ("ADD"). There is an extra charge for this rider.

.. Under certain medically related circumstances, you may surrender all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the "Nursing Care and Terminal Condition Withdrawal Option."

.. Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the "Unemployment Waiver."

.. You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

.. You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as "Dollar Cost Averaging."

.. We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called "Asset Rebalancing."

These features may not be available in all states, may vary by state and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.


Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.


There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the Managed Annuity Program, Initial Payment Guarantee, and Additional Death Benefit, make this policy appropriate for your needs.


Old Policies. This prospectus generally describes policies issued after May 1, 2002. See Appendix C for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of the legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.


Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2002) is in Appendix A to this prospectus.

12. INQUIRIES

If you need more information, please contact us at:

  Administrative and Service Office
  Financial Markets Division
  Variable Annuity Department
  Transamerica Life Insurance Company
  4333 Edgewood Road NE
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183

  You may check your policy at www.talife.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy. We cannot guarantee that you will be able to access this site.

  You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

                            ANNUITY POLICY FEE TABLE
-------------------------------------------------------------------------------

  Policy Owner Transaction Expenses
-------------------------------------------------------------------------------
Sales Load On Purchase Payments.........................................      0
Maximum Surrender Charge
 (as a % of premium payments
 surrendered)(/1/)......................................................     8%
Annual Service
 Charge(/2/)............................................... $0 - $35 Per Policy
Transfer Fee(/3/)..................................................... $0 - $10

Optional Rider Fees:
--------------------
Managed Annuity Program(/4/)............................................  0.45%
Additional Death
  Distribution(/5/).....................................................  0.25%

                       Separate Account Annual Expenses
                  (as a percentage of average account value)
-------------------------------------------------------------------------------
Mortality and Expense Risk Fee(/6/).....................................  1.15%
Administrative Charge...................................................  0.15%
                                                                          -----
TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES...............................................................  1.30%

Optional Separate Account Expenses:
-----------------------------------
Double Enhanced Death Benefit(/7/)......................................  0.25%
                                                                          -----
TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES WITH HIGHEST OPTIONAL
 SEPARATE ACCOUNT EXPENSES(/8/).........................................  1.55%

-------------------------------------------------------------------------------
                         Portfolio Annual Expenses(/9/)
  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)

-----------------------------------------------------------------------------



                                                                      Total
                                                                    Portfolio
                                     Management  Other      Rule     Annual
                                        Fees    Expenses 12b-1 Fees Expenses
-----------------------------------------------------------------------------
  Aggressive Asset
   Allocation(/10/)(/11/)               0.10%     1.22%      --       1.32%
  Conservative Asset
   Allocation(/10/)(/12/)               0.10%     1.26%      --       1.36%
  Moderate Asset
   Allocation(/10/)(/13/)               0.10%     1.25%      --       1.35%
  Moderately Aggressive Asset
   Allocation(/10/)(/14/)               0.10%     1.23%      --       1.33%
  Alger Aggressive Growth               0.80%     0.17%      --       0.97%
  American Century Income & Growth      0.90%     0.50%      --       1.40%
  American Century International        1.00%     0.50%      --       1.50%
  BlackRock Global Science &
   Technology                           0.90%     0.50%      --       1.40%
  BlackRock Mid Cap Growth              0.80%     0.50%      --       1.30%
  Capital Guardian Global               1.05%     0.29%      --       1.34%
  Capital Guardian U.S. Equity          0.85%     0.23%      --       1.08%
  Capital Guardian Value                0.85%     0.09%      --       0.94%
  Clarion Real Estate Securities        0.80%     0.20%      --       1.00%
  Dreyfus Small Cap Value               0.80%     0.11%      --       0.91%
  Gabelli Global Growth                 1.00%     0.20%      --       1.20%
  Goldman Sachs Growth(/15/)            0.90%     0.10%      --       1.00%
  Great Companies - America/SM/         0.80%     0.09%      --       0.89%
  Great Companies - Global/2/           0.80%     0.20%      --       1.00%
  Great Companies - Technology/SM/      0.80%     0.19%      --       0.99%
  Janus Balanced (A/T)(/10/)            0.90%     0.50%      --       1.40%
  Janus Global (A/T)(/16/)              0.80%     0.15%      --       0.95%
  Janus Growth II (A/T)                 0.80%     0.07%      --       0.87%
  Jennison Growth                       0.85%     0.16%      --       1.01%
  J.P. Morgan Enhanced Index            0.75%     0.12%      --       0.87%
  MFS High Yield                       0.775%    0.325%      --       1.10%
  PBHG Mid Cap Growth                   0.87%     0.13%      --       1.00%
  PBHG/NWQ Value Select                 0.80%     0.14%      --       0.94%
  PIMCO Total Return(/10/)              0.70%     0.50%      --       1.20%
  Salomon All Cap                       0.85%     0.15%      --       1.00%
  Transamerica Convertible
   Securities(/10/)                     0.80%     0.50%      --       1.30%
  Transamerica Equity                   0.75%     0.10%      --       0.85%
  Transamerica Growth Opportunities     0.85%     0.35%      --       1.20%
  Transamerica U.S. Government
   Securities                           0.65%     0.10%      --       0.75%

                    ANNUITY POLICY FEE TABLE CONT. . .

-----------------------------------------------------------------------------

                      Portfolio Annual Expenses(/9/)


  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)

-----------------------------------------------------------------------------

                                                                        Total
                                                                      Portfolio
                                       Management  Other      Rule     Annual
                                          Fees    Expenses 12b-1 Fees Expenses
-------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth(/15/)    0.90%     0.10%        --      1.00%
  T. Rowe Price Equity Income            0.80%     0.10%        --      0.90%
  T. Rowe Price Growth Stock             0.80%     0.11%        --      0.91%
  T. Rowe Price Small Cap                0.75%     0.25%        --      1.00%
  Van Kampen Active International
   Allocation                            0.90%     0.11%        --      1.01%
  Van Kampen Asset Allocation            0.75%     0.11%        --      0.86%
  Van Kampen Money Market                0.50%     0.09%        --      0.59%
  Van Kampen Emerging Growth             0.80%     0.12%        --      0.92%
  AIM V.I. Basic Value Fund - Series
   II shares(/17/)                       0.73%     0.57%     0.15%      1.45%
  AIM V.I. Capital Appreciation
   Fund - Series II shares               0.61%     0.24%     0.25%      1.10%
  Alliance Growth & Income - Class B     0.63%     0.04%     0.25%      0.92%
  Alliance Premier Growth -  Class B     1.00%     0.04%     0.25%      1.29%
  Janus Aspen - Aggressive Growth -
    Service Shares(/18/)                 0.65%     0.02%     0.25%      0.92%
  Janus Aspen - Strategic Value -
    Service Shares(/15/)(/19/)           0.55%     0.70%     0.25%      1.50%
  Janus Aspen - Worldwide Growth -
    Service Shares(/18/)                 0.65%     0.04%     0.25%      0.94%
  MFS New Discovery Series - Service
   Class(/20/)(/21/)                     0.90%     0.16%     0.25%      1.31%
  MFS Total Return Series - Service
   Class(/20/)                           0.75%     0.14%     0.25%      1.14%
  Fidelity - VIP Contrafund(R) -
    Service Class 2(/22/)                0.58%     0.11%     0.25%      0.94%
  Fidelity - VIP Equity-Income -
    Service Class 2(/22/)                0.48%     0.11%     0.25%      0.84%
  Fidelity - VIP Growth - Service
   Class 2(/22/)                         0.58%     0.10%     0.25%      0.93%
  Fidelity - VIP Growth
   Opportunities - Service Class
   2(/15/)(/22/)                         0.58%     0.12%     0.25%      0.95%
  Fidelity - VIP Mid Cap - Service
   Class 2(/22/)                         0.58%     0.11%     0.25%      0.94%
  Fidelity - VIP Value Strategies -
    Service Class 2(/23/)                0.58%     0.27%     0.25%      1.10%

(/1/)The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made, from 8% in the year in which the premium payment was made, to 0% in the seventh year after the premium payment was made. If applicable a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.
(/2/)The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender.
(/3/)The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.
(/4/)The Managed Annuity Program fee is 0.45% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.
(/5/)The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.
(/6/)The mortality and expense risk fee shown (1.15%) is for the "Return of
     Premium Death Benefit."
(/7/)The fee for the "Double Enhanced Death Benefit" is in addition to the mortality and expense risk fee (1.15%).

(/8/)The Double Enhanced Death Benefit fee is included herein.

(/9/)The fee table information relating to the underlying fund portfolios is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.


(/10/)Because the portfolio commenced operations on or about May 1, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimated.


(/11/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.35% to 3.00%.


(/12/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.26% to 2.91%.


(/13/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.29% to 2.94%.


(/14/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.33% to 2.98%.


(/15/)Effective May 1, 2002, the Goldman Sachs Growth, T. Rowe Price Dividend
      Growth, Janus Aspen - Strategic Value, and the Fidelity - VIP Growth Opportunities were closed to new investors.

(/16/)Effective September 1, 2000, the Janus Global (A/T) subaccount was closed to new investors.

(/17/)The Investment advisor has agreed to waive fees and/or reimburse Rule
      12b-1 distribution plan expenses (excluding interest, taxes, dividend expenses on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total Series II operating expenses to 1.45% of average daily net assets until December 31, 2002. Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund - Series II was 1.55%.


(/18/)Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements.


(/19/)For the Strategic Value Portfolio, the management fees before waivers were 0.65%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 2001 were 1.60%, which includes 0.25% for the Rule 12b-1 Plan. Waivers are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement.


(/20/)Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series which its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Other expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. The ratios for Other Expenses and Total Underlying Fund Annual Expenses (reduced by custodial offset arrangements), respectively, would have been as follows: 0.15%, 1.30% - MFS New Discovery Series - Service Class; and 0.13%, 1.13% - MFS Total Return Series - Service Class.


(/21/)Total Portfolio Annual Expenses before expense reimbursements would be as follows: 1.34% - MFS New Discovery Series - Service Class.


(/22/)The expenses presented in the Table are shown without brokerage/custodial expense reductions. With these reductions, the portfolios' other expenses and total expenses would have been: Fidelity - VIP Contrafund(R) Portfolio 0.70% and 0.90%; Fidelity - VIP Equity Income Portfolio 0.10% and 0.83%; Fidelity - VIP Growth Portfolio 0.07% and 0.90%; Fidelity -
       VIP Growth Opportunities Portfolio 0.10% and 0.93%; and VIP Mid Cap Portfolio 0.05% and 0.88%.


(/23/)Because the portfolio commenced operations on or about February 20, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimated.

EXAMPLES - TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming no optional riders or features have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit


                                                                 If the Policy is annuitized at
                                 If the Policy is surrendered    the end of the applicable time
                                 at the end of the applicable  period or if the Policy is simply
                                         time period.           kept in the accumulation phase.
                                -----------------------------------------------------------------
                                                         10
  Subaccounts                   1 Year 3 Years 5 Years  Years  1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------------
  Aggressive Asset
   Allocation                 A $   107$   151 $   191 $   299 $    27  $    83 $    141 $    299
                             --------------------------------------------------------------------
                              B $   109$   157 $   203 $   323 $    29  $    90 $    153 $    323
-------------------------------------------------------------------------------------------------
  Conservative Asset
   Allocation                 A $   107$   152 $   193 $   303 $    27  $    84 $    143 $    303
                             --------------------------------------------------------------------
                              B $   110$   159 $   205 $   327 $    30  $    91 $    155 $    327
-------------------------------------------------------------------------------------------------
  Moderate Asset
   Allocation                 A $   107$   151 $   192 $   302 $    27  $    83 $    142 $    302
                             --------------------------------------------------------------------
                              B $   110$   158 $   205 $   326 $    30  $    91 $    155 $    326
-------------------------------------------------------------------------------------------------
  Moderately Aggressive
   Asset                      A $   107$   151 $   191 $   300 $    27  $    83 $    141 $    300
                             --------------------------------------------------------------------
   Allocation                 B $   109$   158 $   204 $   324 $    29  $    90 $    154 $    324
-------------------------------------------------------------------------------------------------
  Alger Aggressive Growth     A $   103$   141 $   173 $   264 $    23  $    72 $    123 $    264
                             --------------------------------------------------------------------
                              B $   106$   148 $   186 $   289 $    26  $    80 $    136 $    289
-------------------------------------------------------------------------------------------------
  American Century Income
   & Growth                   A $   108$   153 $   195 $   307 $    28  $    85 $    145 $    307
                             --------------------------------------------------------------------
                              B $   110$   160 $   207 $   331 $    30  $    92 $    157 $    331
-------------------------------------------------------------------------------------------------
  American Century
   International              A $   109$   156 $   200 $   316 $    29  $    88 $    150 $    316
                             --------------------------------------------------------------------
                              B $   111$   162 $   212 $   340 $    31  $    95 $    162 $    340
-------------------------------------------------------------------------------------------------
  BlackRock Global Science
   &                          A $   108$   153 $   195 $   307 $    28  $    85 $    145 $    307
                             --------------------------------------------------------------------
   Technology                 B $   110$   160 $   207 $   331 $    30  $    92 $    157 $    331
-------------------------------------------------------------------------------------------------
  BlackRock Mid Cap Growth    A $   107$   150 $   190 $   297 $    27  $    82 $    140 $    297
                             --------------------------------------------------------------------
                              B $   109$   157 $   202 $   321 $    29  $    89 $    152 $    321
-------------------------------------------------------------------------------------------------
  Capital Guardian Global     A $   107$   151 $   192 $   301 $    27  $    83 $    142 $    301
                             --------------------------------------------------------------------
                              B $   110$   158 $   204 $   325 $    30  $    91 $    154 $    325
-------------------------------------------------------------------------------------------------
  Capital Guardian U.S.
   Equity                     A $   104$   144 $   179 $   275 $    24  $    75 $    129 $    275
                             --------------------------------------------------------------------
                              B $   107$   151 $   191 $   300 $    27  $    83 $    141 $    300
-------------------------------------------------------------------------------------------------
  Capital Guardian Value      A $   103$   140 $   172 $   261 $    23  $    71 $    122 $    261
                             --------------------------------------------------------------------
                              B $   106$   147 $   184 $   286 $    26  $    79 $    134 $    286
-------------------------------------------------------------------------------------------------
  Clarion Real Estate
   Securities                 A $   104$   142 $   175 $   267 $    24  $    73 $    125 $    267
                             --------------------------------------------------------------------
                              B $   106$   149 $   187 $   292 $    26  $    80 $    137 $    292
-------------------------------------------------------------------------------------------------
  Dreyfus Small Cap Value     A $   103$   139 $   170 $   258 $    23  $    70 $    120 $    258
                             --------------------------------------------------------------------
                              B $   105$   146 $   183 $   283 $    25  $    78 $    133 $    283
-------------------------------------------------------------------------------------------------
  Gabelli Global Growth       A $   106$   147 $   185 $   287 $    26  $    79 $    135 $    287
                             --------------------------------------------------------------------
                              B $   108$   154 $   197 $   312 $    28  $    86 $    147 $    312

EXAMPLES - TABLE A continued . . .



                                   If the Policy is    If the Policy is annuitized at the
                                surrendered at the end     end of the applicable time
                                  of the applicable    period or if the Policy is simply
                                     time period.       kept in the accumulation phase.
                                ---------------------------------------------------------
                                 1     3     5    10
  Subaccounts                   Year Years Years Years 1 Year  3 Years  5 Years  10 Years
-----------------------------------------------------------------------------------------
  Goldman Sachs Growth        A $104 $142  $175  $267  $    24  $    73 $    125 $    267
                             ------------------------------------------------------------
                              B $106 $149  $187  $292  $    26  $    80 $    137 $    292
-----------------------------------------------------------------------------------------
  Great Companies -
    America/SM/               A $103 $139  $169  $256  $    23  $    70 $    119 $    256
                             ------------------------------------------------------------
                              B $105 $146  $182  $281  $    25  $    77 $    132 $    281
-----------------------------------------------------------------------------------------
  Great Companies -
    Global/2/                 A $104 $142  $175  $267  $    24  $    73 $    125 $    267
                             ------------------------------------------------------------
                              B $106 $149  $187  $292  $    26  $    80 $    137 $    292
-----------------------------------------------------------------------------------------
  Great Companies -
    Technology/SM/            A $104 $141  $174  $266  $    24  $    73 $    124 $    266
                             ------------------------------------------------------------
                              B $106 $148  $187  $291  $    26  $    80 $    137 $    291
-----------------------------------------------------------------------------------------
  Janus Balanced (A/T)        A $108 $153  $195  $307  $    28  $    85 $    145 $    307
                             ------------------------------------------------------------
                              B $110 $160  $207  $331  $    30  $    92 $    157 $    331
-----------------------------------------------------------------------------------------
  Janus Global (A/T)          A $103 $140  $172  $262  $    23  $    71 $    122 $    262
                             ------------------------------------------------------------
                              B $106 $147  $185  $287  $    26  $    79 $    135 $    287
-----------------------------------------------------------------------------------------
  Janus Growth II (A/T)       A $102 $138  $168  $254  $    22  $    69 $    118 $    254
                             ------------------------------------------------------------
                              B $105 $145  $181  $279  $    25  $    77 $    131 $    279
-----------------------------------------------------------------------------------------
  Jennison Growth             A $104 $142  $175  $268  $    24  $    73 $    125 $    268
                             ------------------------------------------------------------
                              B $106 $149  $188  $293  $    26  $    81 $    138 $    293
-----------------------------------------------------------------------------------------
  J.P. Morgan Enhanced
   Index                      A $102 $138  $168  $254  $    22  $    69 $    118 $    254
                             ------------------------------------------------------------
                              B $105 $145  $181  $279  $    25  $    77 $    131 $    279
-----------------------------------------------------------------------------------------
  MFS High Yield              A $105 $144  $180  $277  $    25  $    76 $    130 $    277
                             ------------------------------------------------------------
                              B $107 $151  $192  $302  $    27  $    83 $    142 $    302
-----------------------------------------------------------------------------------------
  PBHG Mid Cap Growth         A $104 $142  $175  $267  $    24  $    73 $    125 $    267
                             ------------------------------------------------------------
                              B $106 $149  $187  $292  $    26  $    80 $    137 $    292
-----------------------------------------------------------------------------------------
  PBHG/NWQ Value Select       A $103 $140  $172  $261  $    23  $    71 $    122 $    261
                             ------------------------------------------------------------
                              B $106 $147  $184  $286  $    26  $    79 $    134 $    286
-----------------------------------------------------------------------------------------
  PIMCO Total Return          A $106 $147  $185  $287  $    26  $    79 $    135 $    287
                             ------------------------------------------------------------
                              B $108 $154  $197  $312  $    28  $    86 $    147 $    312
-----------------------------------------------------------------------------------------
  Salomon All Cap             A $104 $142  $175  $267  $    24  $    73 $    125 $    267
                             ------------------------------------------------------------
                              B $106 $149  $187  $292  $    26  $    80 $    137 $    292
-----------------------------------------------------------------------------------------
  Transamerica Convertible
   Securities                 A $107 $150  $190  $297  $    27  $    82 $    140 $    297
                             ------------------------------------------------------------
                              B $109 $157  $202  $321  $    29  $    89 $    152 $    321
-----------------------------------------------------------------------------------------
  Transamerica Equity         A $102 $138  $167  $252  $    22  $    68 $    117 $    252
                             ------------------------------------------------------------
                              B $105 $144  $180  $277  $    25  $    76 $    130 $    277
-----------------------------------------------------------------------------------------
  Transamerica Growth
   Opportunities              A $106 $147  $185  $287  $    26  $    79 $    135 $    287
                             ------------------------------------------------------------
                              B $108 $154  $197  $312  $    28  $    86 $    147 $    312

EXAMPLES - TABLE A continued . . .



                                                                 If the Policy is annuitized at
                                 If the Policy is surrendered    the end of the applicable time
                                 at the end of the applicable  period or if the Policy is simply
                                         time period.           kept in the accumulation phase.
                                -----------------------------------------------------------------
                                                         10
  Subaccounts                   1 Year 3 Years 5 Years  Years  1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------------
  Transamerica U.S.
   Government                 A $   101$   135 $   162 $   242 $    21  $    65 $    112 $    242
                             --------------------------------------------------------------------
   Securities                 B $   104$   142 $   175 $   267 $    24  $    73 $    125 $    267
-------------------------------------------------------------------------------------------------
  T. Rowe Price Dividend
   Growth                     A $   104$   142 $   175 $   267 $    24  $    73 $    125 $    267
                             --------------------------------------------------------------------
                              B $   106$   149 $   187 $   292 $    26  $    80 $    137 $    292
-------------------------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                     A $   103$   139 $   170 $   257 $    23  $    70 $    120 $    257
                             --------------------------------------------------------------------
                              B $   105$   146 $   182 $   282 $    25  $    77 $    132 $    282
-------------------------------------------------------------------------------------------------
  T. Rowe Price Growth
   Stock                      A $   103$   139 $   170 $   258 $    23  $    70 $    120 $    258
                             --------------------------------------------------------------------
                              B $   105$   146 $   183 $   283 $    25  $    78 $    133 $    283
-------------------------------------------------------------------------------------------------
  T. Rowe Price Small Cap     A $   104$   142 $   175 $   267 $    24  $    73 $    125 $    267
                             --------------------------------------------------------------------
                              B $   106$   149 $   187 $   292 $    26  $    80 $    137 $    292
-------------------------------------------------------------------------------------------------
  Van Kampen Active
   International              A $   104$   142 $   175 $   268 $    24  $    73 $    125 $    268
                             --------------------------------------------------------------------
   Allocation                 B $   106$   149 $   188 $   293 $    26  $    81 $    138 $    293
-------------------------------------------------------------------------------------------------
  Van Kampen Asset
   Allocation                 A $   102$   138 $   168 $   253 $    22  $    69 $    118 $    253
                             --------------------------------------------------------------------
                              B $   105$   145 $   180 $   278 $    25  $    76 $    130 $    278
-------------------------------------------------------------------------------------------------
  Van Kampen Money Market     A $   100$   130 $   154 $   225 $    20  $    61 $    104 $    225
                             --------------------------------------------------------------------
                              B $   102$   137 $   167 $   251 $    22  $    68 $    117 $    251
-------------------------------------------------------------------------------------------------
  Van Kampen Emerging
   Growth                     A $   103$   139 $   171 $   259 $    23  $    71 $    121 $    259
                             --------------------------------------------------------------------
                              B $   105$   146 $   183 $   284 $    25  $    78 $    133 $    284
-------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value
   Fund -                     A $   108$   154 $   197 $   312 $    28  $    86 $    147 $    312
                             --------------------------------------------------------------------
   Series II shares           B $   111$   161 $   209 $   335 $    31  $    94 $    159 $    335
-------------------------------------------------------------------------------------------------
  AIM V.I. Capital
   Appreciation Fund          A $   105$   144 $   180 $   277 $    25  $    76 $    130 $    277
                             --------------------------------------------------------------------
   Series II shares           B $   107$   151 $   192 $   302 $    27  $    83 $    142 $    302
-------------------------------------------------------------------------------------------------
  Alliance Growth &
   Income - Class B           A $   103$   139 $   171 $   259 $    23  $    71 $    121 $    259
                             --------------------------------------------------------------------
                              B $   105$   146 $   183 $   284 $    25  $    78 $    133 $    284
-------------------------------------------------------------------------------------------------
  Alliance Premier
   Growth - Class B           A $   107$   150 $   189 $   296 $    27  $    82 $    139 $    296
                             --------------------------------------------------------------------
                              B $   109$   157 $   202 $   320 $    29  $    89 $    152 $    320
-------------------------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth -                   A $   103$   139 $   171 $   259 $    23  $    71 $    121 $    259
                             --------------------------------------------------------------------
   Service Shares             B $   105$   146 $   183 $   284 $    25  $    78 $    133 $    284
-------------------------------------------------------------------------------------------------
  Janus Aspen - Strategic
   Value -                    A $   109$   156 $   200 $   316 $    29  $    88 $    150 $    316
                             --------------------------------------------------------------------
   Service Shares             B $   111$   162 $   212 $   340 $    31  $    95 $    162 $    340
-------------------------------------------------------------------------------------------------
  Janus Aspen - Worldwide
   Growth -                   A $   103$   140 $   172 $   261 $    23  $    71 $    122 $    261
                             --------------------------------------------------------------------
   Service Shares             B $   106$   147 $   184 $   286 $    26  $    79 $    134 $    286
-------------------------------------------------------------------------------------------------
  MFS New Discovery
   Series -                   A $   107$   150 $   190 $   298 $    27  $    82 $    140 $    298
                             --------------------------------------------------------------------
   Service Class              B $   109$   157 $   203 $   322 $    29  $    90 $    153 $    322
-------------------------------------------------------------------------------------------------
  MFS Total Return
   Series -                   A $   105$   146 $   182 $   281 $    25  $    77 $    132 $    281
                             --------------------------------------------------------------------
   Service Class              B $   108$   153 $   194 $   306 $    28  $    85 $    144 $    306

EXAMPLES - TABLE A continued . . .



                                                                 If the Policy is annuitized at
                                 If the Policy is surrendered    the end of the applicable time
                                 at the end of the applicable  period or if the Policy is simply
                                         time period.           kept in the accumulation phase.
                                -----------------------------------------------------------------
                                                         10
  Subaccounts                   1 Year 3 Years 5 Years  Years  1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------------
  Fidelity - VIP
   Contrafund(R) -            A $   103$   140 $   172 $   261 $    23  $    71 $    122 $    261
                             --------------------------------------------------------------------
   Service Class 2            B $   106$   147 $   184 $   286 $    26  $    79 $    134 $    286
-------------------------------------------------------------------------------------------------
  Fidelity - VIP Equity-
   Income -                   A $   102$   137 $   167 $   251 $    22  $    68 $    117 $    251
                             --------------------------------------------------------------------
   Service Class 2            B $   105$   144 $   179 $   276 $    25  $    76 $    129 $    276
-------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth -     A $   103$   140 $   171 $   260 $    23  $    71 $    121 $    260
                             --------------------------------------------------------------------
   Service Class 2            B $   105$   147 $   184 $   285 $    25  $    78 $    134 $    285
-------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth
   Opportunities -            A $   103$   140 $   172 $   262 $    23  $    71 $    122 $    262
                             --------------------------------------------------------------------
   Service Class 2            B $   106$   147 $   185 $   287 $    26  $    79 $    135 $    287
-------------------------------------------------------------------------------------------------
  Fidelity - VIP Mid Cap -
                              A $   103$   140 $   172 $   261 $    23  $    71 $    122 $    261
                             --------------------------------------------------------------------
   Service Class 2            B $   106$   147 $   184 $   286 $    26  $    79 $    134 $    286
-------------------------------------------------------------------------------------------------
  Fidelity - VIP Value
   Strategies -               A $   105$   144 $   180 $   277 $    25  $    76 $    130 $    277
                             --------------------------------------------------------------------
   Service Class 2            B $   107$   151 $   192 $   302 $    27  $    83 $    142 $    302

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, assuming both the Managed Annuity Program and the Additional Death Distribution have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit


                                                                 If the Policy is annuitized at
                                 If the Policy is surrendered    the end of the applicable time
                                 at the end of the applicable  period or if the Policy is simply
                                         time period.           kept in the accumulation phase.
                                 ----------------------------------------------------------------
  Subaccounts                                            10
                                1 Year 3 Years 5 Years  Years  1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------------
  Aggressive Asset
   Allocation                 A $   114$   171 $   227 $   377 $    34 $    105 $    178 $    377
                             --------------------------------------------------------------------
                              B $   117$   178 $   238 $   400 $    37 $    112 $    190 $    400
-------------------------------------------------------------------------------------------------
  Conservative Asset
   Allocation                 A $   114$   172 $   229 $   381 $    34 $    106 $    180 $    347
                             --------------------------------------------------------------------
                              B $   117$   179 $   240 $   403 $    37 $    113 $    192 $    403
-------------------------------------------------------------------------------------------------
  Moderate Asset
   Allocation                 A $   114$   172 $   229 $   380 $    34 $    105 $    180 $    380
                             --------------------------------------------------------------------
                              B $   117$   179 $   240 $   403 $    37 $    113 $    192 $    403
-------------------------------------------------------------------------------------------------
  Moderately Aggressive
   Asset Allocation           A $   114$   171 $   228 $   378 $    34 $    105 $    179 $    378
                             --------------------------------------------------------------------
                              B $   117$   178 $   239 $   401 $    37 $    112 $    191 $    401
-------------------------------------------------------------------------------------------------
  Alger Aggressive Growth     A $   111$   161 $   211 $   344 $    31 $     94 $    161 $    344
                             --------------------------------------------------------------------
                              B $   113$   168 $   223 $   368 $    33 $    102 $    173 $    368
-------------------------------------------------------------------------------------------------
  American Century Income
   & Growth                   A $   115$   173 $   231 $   384 $    35 $    107 $    182 $    384
                             --------------------------------------------------------------------
                              B $   117$   180 $   242 $   407 $    37 $    114 $    194 $    407
-------------------------------------------------------------------------------------------------
  American Century
   International              A $   116$   176 $   235 $   394 $    36 $    110 $    187 $    394
                             --------------------------------------------------------------------
                              B $   118$   183 $   247 $   416 $    38 $    117 $    199 $    416
-------------------------------------------------------------------------------------------------
  BlackRock Global Science
   &                          A $   115$   173 $   231 $   384 $    35 $    107 $    182 $    384
                             --------------------------------------------------------------------
  Technology                  B $   117$   180 $   242 $   407 $    37 $    114 $    194 $    407
-------------------------------------------------------------------------------------------------
  BlackRock Mid Cap Growth    A $   114$   170 $   226 $   375 $    34 $    104 $    177 $    375
                             --------------------------------------------------------------------
                              B $   116$   117 $   238 $   398 $    36 $    111 $    189 $    398
-------------------------------------------------------------------------------------------------
  Capital Guardian Global     A $   114$   171 $   228 $   379 $    34 $    105 $    179 $    379
                             --------------------------------------------------------------------
                              B $   117$   178 $   239 $   402 $    37 $    112 $    191 $    402
-------------------------------------------------------------------------------------------------
  Capital Guardian U.S.
   Equity                     A $   112$   164 $   216 $   355 $    32 $     97 $    166 $    355
                             --------------------------------------------------------------------
                              B $   114$   171 $   228 $   378 $    34 $    105 $    179 $    378
-------------------------------------------------------------------------------------------------
  Capital Guardian Value      A $   110$   161 $   210 $   341 $    30 $     93 $    160 $    341
                             --------------------------------------------------------------------
                              B $   113$   167 $   221 $   365 $    33 $    101 $    172 $    365
-------------------------------------------------------------------------------------------------
  Clarion Real Estate
   Securities                 A $   111$   162 $   213 $   347 $    31 $     95 $    163 $    347
                             --------------------------------------------------------------------
                              B $   113$   169 $   224 $   371 $    33 $    102 $    175 $    371
-------------------------------------------------------------------------------------------------
  Dreyfus Small Cap Value     A $   110$   160 $   208 $   339 $    30 $     92 $    158 $    339
                             --------------------------------------------------------------------
                              B $   112$   167 $   220 $   362 $    32 $    100 $    170 $    362
-------------------------------------------------------------------------------------------------
  Gabelli Global Growth       A $   113$   168 $   222 $   366 $    33 $    101 $    172 $    366
                             --------------------------------------------------------------------
                              B $   115$   174 $   233 $   389 $    35 $    108 $    184 $    389

EXAMPLES - TABLE B continued . . .



                                                                 If the Policy is annuitized at
                                 If the Policy is surrendered    the end of the applicable time
                                 at the end of the applicable  period or if the Policy is simply
                                         time period.           kept in the accumulation phase.
                                 ----------------------------------------------------------------
  Subaccounts                                            10
                                1 Year 3 Years 5 Years  Years  1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------------
  Goldman Sachs Growth        A $   111$   162 $   213 $   347 $    31 $     95 $    163 $    347
                             --------------------------------------------------------------------
                              B $   113$   169 $   224 $   371 $    33 $    102 $    175 $    371
-------------------------------------------------------------------------------------------------
  Great Companies -
    America/SM/               A $   110$   159 $   207 $   337 $    30 $     92 $    157 $    337
                             --------------------------------------------------------------------
                              B $   112$   166 $   219 $   360 $    32 $     99 $    169 $    360
-------------------------------------------------------------------------------------------------
  Great Companies -
    Global/2/                 A $   111$   162 $   213 $   347 $    31 $     95 $    163 $    347
                             --------------------------------------------------------------------
                              B $   113$   169 $   224 $   371 $    33 $    102 $    175 $    371
-------------------------------------------------------------------------------------------------
  Great Companies -
    Technology/SM/            A $   111$   162 $   212 $   346 $    31 $     95 $    162 $    346
                             --------------------------------------------------------------------
                              B $   113$   169 $   224 $   370 $    33 $    102 $    174 $    370
-------------------------------------------------------------------------------------------------
  Janus Balanced (A/T)        A $   115$   173 $   231 $   384 $    35 $    107 $    182 $    384
                             --------------------------------------------------------------------
                              B $   117$   180 $   242 $   407 $    37 $    114 $    194 $    407
-------------------------------------------------------------------------------------------------
  Janus Global (A/T)          A $   110$   161 $   210 $   342 $    30 $     94 $    160 $    342
                             --------------------------------------------------------------------
                              B $   113$   168 $   222 $   366 $    33 $    101 $    172 $    366
-------------------------------------------------------------------------------------------------
  Janus Growth II (A/T)       A $   110$   159 $   206 $   335 $    30 $     91 $    156 $    335
                             --------------------------------------------------------------------
                              B $   112$   165 $   218 $   359 $    32 $     99 $    168 $    359
-------------------------------------------------------------------------------------------------
  Jennison Growth             A $   111$   162 $   213 $   348 $    31 $     95 $    163 $    348
                             --------------------------------------------------------------------
                              B $   113$   169 $   224 $   372 $    33 $    103 $    175 $    372
-------------------------------------------------------------------------------------------------
  J.P. Morgan Enhanced
   Index                      A $   110$   159 $   206 $   335 $    30 $     91 $    156 $    335
                             --------------------------------------------------------------------
                              B $   112$   165 $   218 $   359 $    32 $     99 $    168 $    359
-------------------------------------------------------------------------------------------------
  MFS High Yield              A $   112$   165 $   217 $   357 $    32 $     98 $    167 $    357
                             --------------------------------------------------------------------
                              B $   114$   172 $   229 $   380 $    34 $    105 $    180 $    380
-------------------------------------------------------------------------------------------------
  PBHG Mid Cap Growth         A $   111$   162 $   213 $   347 $    31 $     95 $    163 $    347
                             --------------------------------------------------------------------
                              B $   113$   169 $   224 $   371 $    33 $    102 $    175 $    371
-------------------------------------------------------------------------------------------------
  PBHG/NWQ Value Select       A $   110$   161 $   210 $   341 $    30 $     93 $    160 $    341
                             --------------------------------------------------------------------
                              B $   113$   167 $   221 $   365 $    33 $    101 $    172 $    365
-------------------------------------------------------------------------------------------------
  PIMCO Total Return          A $   113$   168 $   222 $   366 $    33 $    101 $    172 $    366
                             --------------------------------------------------------------------
                              B $   115$   174 $   233 $   389 $    35 $    108 $    184 $    389
-------------------------------------------------------------------------------------------------
  Salomon All Cap             A $   111$   162 $   213 $   347 $    31 $     95 $    163 $    347
                             --------------------------------------------------------------------
                              B $   113$   169 $   224 $   371 $    33 $    102 $    175 $    371
-------------------------------------------------------------------------------------------------
  Transamerica Convertible
   Securities                 A $   114$   170 $   226 $   375 $    34 $    104 $    177 $    375
                             --------------------------------------------------------------------
                              B $   116$   177 $   238 $   398 $    36 $    111 $    189 $    398
-------------------------------------------------------------------------------------------------
  Transamerica Equity         A $   109$   158 $   205 $   333 $    29 $     91 $    155 $    333
                             --------------------------------------------------------------------
                              B $   112$   165 $   217 $   357 $    32 $     98 $    167 $    357
-------------------------------------------------------------------------------------------------
  Transamerica Growth
   Opportunities              A $   113$   168 $   222 $   366 $    33 $    101 $    172 $    366
                             --------------------------------------------------------------------
                              B $   115$   174 $   233 $   389 $    35 $    108 $    184 $    389

EXAMPLES - TABLE B continued . . .



                                                                 If the Policy is annuitized at
                                 If the Policy is surrendered    the end of the applicable time
                                 at the end of the applicable  period or if the Policy is simply
                                         time period.           kept in the accumulation phase.
                                 ----------------------------------------------------------------
  Subaccounts                                            10
                                1 Year 3 Years 5 Years  Years  1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------------
  Transamerica U.S.
   Government                 A $   108$   155 $   200 $   323 $    28 $     88 $    150 $    323
                             --------------------------------------------------------------------
   Securities                 B $   111$   162 $   213 $   347 $    31 $     95 $    163 $    347
-------------------------------------------------------------------------------------------------
  T. Rowe Price Dividend
   Growth                     A $   111$   162 $   213 $   347 $    31 $     95 $    163 $    347
                             --------------------------------------------------------------------
                              B $   113$   169 $   224 $   371 $    33 $    102 $    175 $    371
-------------------------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                     A $   110$   159 $   208 $   338 $    30 $     92 $    158 $    338
                             --------------------------------------------------------------------
                              B $   112$   166 $   219 $   361 $    32 $     99 $    170 $    361
-------------------------------------------------------------------------------------------------
  T. Rowe Price Growth
   Stock                      A $   110$   160 $   208 $   339 $    30 $     92 $    158 $    339
                             --------------------------------------------------------------------
                              B $   112$   167 $   220 $   362 $    32 $    100 $    170 $    362
-------------------------------------------------------------------------------------------------
  T. Rowe Price Small Cap     A $   111$   162 $   213 $   347 $    31 $     95 $    163 $    347
                             --------------------------------------------------------------------
                              B $   113$   169 $   224 $   371 $    33 $    102 $    175 $    371
-------------------------------------------------------------------------------------------------
  Van Kampen Active
   International              A $   111$   162 $   213 $   348 $    31 $     95 $    163 $    348
                             --------------------------------------------------------------------
   Allocation                 B $   113$   169 $   224 $   372 $    33 $    103 $    175 $    372
-------------------------------------------------------------------------------------------------
  Van Kampen Asset
   Allocation                 A $   110$   158 $   206 $   334 $    30 $     91 $    156 $    334
                             --------------------------------------------------------------------
                              B $   112$   165 $   218 $   358 $    32 $     98 $    168 $    358
-------------------------------------------------------------------------------------------------
  Van Kampen Money Market     A $   107$   151 $   192 $   307 $    27 $     83 $    142 $    307
                             --------------------------------------------------------------------
                              B $   109$   158 $   205 $   332 $    29 $     90 $    155 $    332
-------------------------------------------------------------------------------------------------
  Van Kampen Emerging
   Growth                     A $   110$   160 $   209 $   340 $    30 $     93 $    159 $    340
                             --------------------------------------------------------------------
                              B $   113$   167 $   220 $   363 $    33 $    100 $    171 $    363
-------------------------------------------------------------------------------------------------
  AIM V. I. Basic Value
   Fund -                     A $   115$   174 $   233 $   389 $    35 $    108 $    184 $    389
                             --------------------------------------------------------------------
   Series II shares           B $   118$   181 $   244 $   411 $    38 $    116 $    196 $    411
-------------------------------------------------------------------------------------------------
  AIM V.I. Capital
   Appreciation Fund -        A $   112$   165 $   217 $   357 $    32 $     98 $    167 $    357
                             --------------------------------------------------------------------
   Series II shares           B $   114$   172 $   229 $   380 $    34 $    105 $    180 $    380
-------------------------------------------------------------------------------------------------
  Alliance Growth &
   Income - Class B           A $   110$   160 $   209 $   340 $    30 $     93 $    159 $    340
                             --------------------------------------------------------------------
                              B $   113$   167 $   220 $   363 $    33 $    100 $    171 $    363
-------------------------------------------------------------------------------------------------
  Alliance Premier
   Growth - Class B           A $   114$   170 $   226 $   374 $    34 $    104 $    177 $    374
                             --------------------------------------------------------------------
                              B $   116$   177 $   237 $   397 $    36 $    111 $    189 $    397
-------------------------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth -                   A $   110$   160 $   209 $   340 $    30 $     93 $    159 $    340
                             --------------------------------------------------------------------
   Service Shares             B $   113$   167 $   220 $   363 $    33 $    100 $    171 $    363
-------------------------------------------------------------------------------------------------
  Janus Aspen - Strategic
   Value -                    A $   116$   176 $   235 $   394 $    36 $    110 $    187 $    394
                             --------------------------------------------------------------------
   Service Shares             B $   118$   183 $   247 $   416 $    38 $    117 $    199 $    416
-------------------------------------------------------------------------------------------------
  Janus Aspen - Worldwide
   Growth -                   A $   110$   161 $   210 $   341 $    30 $     93 $    160 $    341
                             --------------------------------------------------------------------
   Service Shares             B $   113$   167 $   221 $   365 $    33 $    101 $    172 $    365
-------------------------------------------------------------------------------------------------
  MFS New Discovery
   Series -                   A $   114$   171 $   227 $   376 $    34 $    104 $    178 $    376
                             --------------------------------------------------------------------
   Service Class              B $   116$   177 $   238 $   399 $    36 $    112 $    190 $    399

EXAMPLES - TABLE B continued . . .



                                                                 If the Policy is annuitized at
                                 If the Policy is surrendered    the end of the applicable time
                                 at the end of the applicable  period or if the Policy is simply
                                         time period.           kept in the accumulation phase.
                                 ----------------------------------------------------------------
  Subaccounts                                            10
                                1 Year 3 Years 5 Years  Years  1 Year  3 Years  5 Years  10 Years
-------------------------------------------------------------------------------------------------
  MFS Total Return
   Series - Service Class     A $   112$   166 $   219 $   360 $    32 $     99 $    169 $    360
                             --------------------------------------------------------------------
                              B $   115$   173 $   230 $   384 $    35 $    107 $    182 $    384
-------------------------------------------------------------------------------------------------
  Fidelity - VIP II
   Contrafund(R) -            A $   110$   161 $   210 $   341 $    30 $     93 $    160 $    341
                             --------------------------------------------------------------------
   Service Class 2            B $   113$   167 $   221 $   365 $    33 $    101 $    172 $    365
-------------------------------------------------------------------------------------------------
  Fidelity - VIP Equity-
   Income -                   A $   109$   158 $   205 $   332 $    29 $     80 $    155 $    332
                             --------------------------------------------------------------------
   Service Class 2            B $   112$   165 $   217 $   356 $    32 $     98 $    167 $    356
-------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth -
    Service Class 2           A $   110$   160 $   209 $   341 $    30 $     93 $    159 $    341
                             --------------------------------------------------------------------
                              B $   113$   167 $   221 $   364 $    33 $    100 $    171 $    364
-------------------------------------------------------------------------------------------------
  Fidelity - VIP III
   Growth Opportunities -     A $   110$   161 $   210 $   342 $    30 $     94 $    160 $    342
                             --------------------------------------------------------------------
   Service Class 2            B $   113$   168 $   222 $   366 $    33 $    101 $    172 $    366
-------------------------------------------------------------------------------------------------
  Fidelity - VIP III Mid
   Cap -                      A $   110$   161 $   210 $   341 $    30 $     93 $    160 $    341
                             --------------------------------------------------------------------
   Service Class 2            B $   113$   167 $   221 $   365 $    33 $    101 $    172 $    365
-------------------------------------------------------------------------------------------------
  Fidelity - VIP III Value
   Strategies -               A $   112$   165 $   217 $   357 $    32 $     98 $    167 $    357
                             --------------------------------------------------------------------
   Service Class 2            B $   114$   172 $   229 $   380 $    34 $    105 $    180 $    380



Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the year 2001 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $35 annual service charge is reflected as a charge of 0.0366% based on average policy value of $95,564.00 (as of December 31, 2001).

1. THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark Variable Annuity policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after May 1, 2002. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix C.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a "flexible premium" annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.


The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Managed Annuity Program or the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for these riders. The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.


2. PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

.. Transamerica receives all information needed to issue the policy; .. Transamerica receives a minimum initial premium payment; and

.. The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).


We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.


Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0 - 80 require prior approval by Transamerica. For issue ages over 80, we allow premium payments up to $500,000.


Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under "Telephone Transactions." The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

There are currently fifty-one variable subaccounts available under the policy for new investors.


The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES FUND, INC.

Subadvised by AEGON/Transamerica Fund Advisers, Inc.


  Aggressive Asset Allocation


  Conservative Asset Allocation


  Moderate Asset Allocation


  Moderately Aggressive Asset Allocation

Subadvised by Fred Alger Management, Inc.
  Alger Aggressive Growth

Subadvised by American Century Investment Management, Inc.
  American Century Income & Growth
  American Century International(/1/)

Subadvised by BlackRock Advisors, Inc.


  BlackRock Global Science & Technology


  BlackRock Mid Cap Growth


Subadvised by Capital Guardian Trust Company


  Capital Guardian Global(/2/)(/3/)


  Capital Guardian U.S. Equity(/2/)(/4/)


  Capital Guardian Value(/2/)(/5/)


Subadvised by Clarion CRA Securities, LP


  Clarion Real Estate Securities


Subadvised by The Dreyfus Corporation


  Dreyfus Small Cap Value(/2/)(/6/)

Subadvised by Gabelli Asset Management Company
  Gabelli Global Growth
Subadvised by Great Companies, L.L.C.
  Great Companies - AmericaSM
  Great Companies - Global/2/
  Great Companies - TechnologySM

Subadvised by Janus Capital Corporation


  Janus Balanced (A/T)


  Janus Growth II (A/T)(/2/)(/7/)


Subadvised by Jennison Associates LLC


  Jennison Growth(/2/)(/8/)


Subadvised by J.P. Morgan Investment Management Inc.


  J.P. Morgan Enhanced Index(/2/)(/9/)


Subadvised by Massachusetts Financial Services Company


  MFS High Yield(/2/)(/10/)

Subadvised by Pilgrim Baxter & Associates, Ltd.

  PBHG Mid Cap Growth(/11/)


Subadvised by Pilgrim Baxter & Associates, Ltd. and NWQ Investment Management Company, Inc.


  PBHG/NWQ Value Select(/12/)


Subadvised by Pacific Investment Management Company LLC


  PIMCO Total Return


Subadvised by Salomon Brothers Asset Management Inc.

  Salomon All Cap

Subadvised by Transamerica Investment Management, LLC


  Transamerica Convertible Securities


  Transamerica Equity(/13/)(/14/)


  Transamerica Growth Opportunities(/13/)(/15/)


  Transamerica U.S. Government Securities(/16/)

Subadvised by T. Rowe Price Associates, Inc.

  T. Rowe Price Equity Income(/2/)(/17/)


  T. Rowe Price Growth Stock(/2/)(/18/)

  T. Rowe Price Small Cap

Subadvised by Morgan Investment Management, Inc.


  Van Kampen Active International Allocation(/2/)(/19/)


  Van Kampen Asset Allocation(/2/)(/20/)


  Van Kampen Money Market(/2/)(/21/)

Subadvised by Van Kampen Asset Management Inc.
  Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS -


SERIES II SHARES


Managed by A I M Advisors, Inc.


  AIM V.I. Basic Value Fund


  AIM V.I. Capital Appreciation Fund


ALLIANCE VARIABLE PRODUCTS SERIES
FUND, INC. - CLASS B
Managed by Alliance Capital Management L.P.
  Alliance Growth & Income Portfolio
  Alliance Premier Growth Portfolio

JANUS ASPEN SERIES - SERVICE SHARES
Managed by Janus Capital Corporation
  Janus Aspen - Aggressive Growth Portfolio
  Janus Aspen - Worldwide Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUSTSM -


SERVICE CLASS


Managed by Massachusetts Financial Services Company


  MFS New Discovery Series


  MFS Total Return Series


VARIABLE INSURANCE PRODUCTS FUND -SERVICE CLASS 2
Managed by Fidelity Management & Research Company

  Fidelity - VIP Contrafund(R) Portfolio

  Fidelity - VIP Equity-Income Portfolio
  Fidelity - VIP Growth Portfolio
  Fidelity - VIP Mid Cap Portfolio

  Fidelity - VIP Value Strategies Portfolio


(/1/)As of May 1, 2002, American Century International portfolio was merged into International Equity portfolio. International Equity portfolio changed its name to American Century International portfolio.

(/2/)As of May 1, 2002, Endeavor Series Trust merged with AEGON/Transamerica
     Series Fund, Inc.


(/3/)Formerly Capital Guardian Global Portfolio of the Endeavor Series Trust.


(/4/)Formerly Capital Guardian U.S. Equity Portfolio of the Endeavor Series
     Trust.


(/5/)Formerly Capital Guardian Value Portfolio of the Endeavor Series Trust.


(/6/)Formerly Dreyfus Small Cap Value Portfolio of the Endeavor Series Trust.


(/7/)Formerly Endeavor Janus Growth Portfolio of the Endeavor Series Trust


(/8/)Formerly Jennison Growth Portfolio of the Endeavor Series Trust


(/9/)Formerly Endeavor Enhanced Index Portfolio of the Endeavor Series Trust


(/10/)Formerly Endeavor High Yield Portfolio of the Endeavor Series Trust


(/11/)Formerly known as Pilgrim Baxter Mid Cap Growth


(/12/)Formerly known as NWQ Value Equity


(/13/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc.


(/14/)Formerly Transamerica VIF Growth Portfolio of the Transamerica Variable
      Insurance Funds, Inc.


(/15/)Formerly Transamerica VIF Small Company Portfolio of the Transamerica
      Variable Insurance Funds, Inc.


(/16/)Formerly Subadvised by The Dreyfus Corporation under the Endeavor Series
      Trust and formerly known as Dreyfus U.S. Government Securities Portfolio.


(/17/)Formerly T. Rowe Price Equity Income Portfolio of the Endeavor Series
      Trust.


(/18/)Formerly T. Rowe Price Growth Stock Portfolio of the Endeavor Series
      Trust.


(/19/)Formerly Subadvised by T. Rowe Price International, Inc. under the
      Endeavor Series Trust and formerly known as T. Rowe Price International Stock Portfolio.


(/20/)Formerly Subadvised by Morgan Stanley Asset Management under the Endeavor
      Series Trust and formerly known as Endeavor Asset Allocation Portfolio.


(/21/)Formerly Subadvised by Morgan Stanley Asset Management under the Endeavor
      Series Trust and formerly known as Endeavor Money Market Portfolio.


The following subaccount is only available to owners that held an investment in this subaccount on September 1, 2000. However, if any such owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES FUND, INC. ("A/T")
Subadvised by Janus Capital Corporation
  Janus Global

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.


AEGON/TRANSAMERICA SERIES FUND, INC.


Subadvised by Goldman Sachs Asset Management


  Goldman Sachs Growth


Subadvised by T. Rowe Price Associates, Inc.


  T. Rowe Price Dividend Growth


JANUS ASPEN SERIES - SERVICE SHARES


Managed by Janus Capital Corporation


  Janus Aspen - Strategic Value Portfolio


VARIABLE INSURANCE PRODUCTS FUND -SERVICE CLASS 2


Managed by Fidelity Management & Research Company


  Fidelity - VIP Growth Opportunities Portfolio


The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios and underlying funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios or underlying funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.


We may receive expense reimbursements or other revenues from the underlying fund portfolios or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.


We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than 2% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than 2% per year. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.


Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 2% per year, however.


We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than 90% of your fixed account premiums accumulated at 3% less prior surrenders and transfers.


If you select the fixed account, your money will be placed with Transamerica's other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

.. Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

.. Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

.. Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.


We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 2.0% (the guaranteed minimum).

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made. Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."

Market Timing. The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying fund portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


We do not permit market timing. Do not invest with us if you are a market timer.


4. PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges from options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.


Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses. After the first year, you can surrender up to the greater of 10% of your premium payments (less prior partial surrenders deemed to be from premium) or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.


The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

   Number of Years                                          Surrender Charge
    Since Premium                                         (as a percentage of
    Payment Date                                          premium surrendered)
------------------------------------------------------------------------------
         0-1                                                       8%
         1-2                                                       8%
         2-3                                                       7%
         3-4                                                       6%
         4-5                                                       5%
         5-6                                                       4%
         6-7                                                       3%
      7 or more                                                    0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 (8% of $30,000 - $10,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first. Under qualified policies, surrenders are prorated between taxable and nontaxable amounts.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

   Number of Years                                         Surrender Charge
    Since Annuity                                        (as a percentage of
  Commencement Date                                     adjusted policy value)
------------------------------------------------------------------------------
         0-1                                                      4%
         1-2                                                      3%
         2-3                                                      2%
         3-4                                                      1%
      4 or more                                                   0%


Note carefully the following three things about this surrender charge:


.. this surrender charge is measured from the annuity commencement date and not from the premium payment date;


.. this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and


..  under this payment option, there is no surrender charge free amount.


Excess Interest Adjustment

Surrenders of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 2% per year or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees


We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Double Enhanced Death Benefit, the mortality and expense risk fee is 0.25% higher at an annual rate of 1.40%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.


If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.


In addition, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

..  you begin receiving annuity payments;

..  you surrender the policy; or

..  a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Managed Annuity Program

If you elect the Managed Annuity Program, there is an annual rider fee during the accumulation phase of 0.45% of the minimum income base, and a guaranteed payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. A list of these expenses is found in the "Fee Table" section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.


6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:


.. by making a surrender (either a complete or partial surrender); or .. by taking systematic payouts.

Surrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

After one year, you may take up to the greater of 10% of your premium payments (less partial surrenders deemed to be premium) or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See
Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial, unless you elect a Life With Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date we receive all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

..  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
..  an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
..  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" a policy owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.


Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

..  surrenders of cumulative interest credited;

..  Nursing Care and Terminal Condition Withdrawal Option surrenders;


..  Unemployment Waiver surrenders;

..  surrenders to satisfy any minimum distribution requirements; and

.. Systematic Payout Option payments, which do not exceed cumulative interest credited divided by the number of payouts made per year.


Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary by state and may not be applicable in all states.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95). The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below (these options are not available under the Managed Annuity Program). You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments (under some circumstances, the Managed Annuity Program could provide a higher annuitization value). If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Managed Annuity Program and Initial Payment Guarantee.


A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1 - Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.


Payment Option 2 - Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3 - Life Income. You may choose between:

..  No Period Certain (fixed or variable) -Payments will be made only during the annuitant's lifetime.
..  10 Years Certain (fixed or variable) -Payments will be made for the longer of the annuitant's lifetime or ten years.
.. Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

.. Life with Emergency CashSM (fixed or variable) - Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized premium (see "Expenses" for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.)

Payment Option 4 - Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5 - Joint and Survivor Annuity. You may choose between:

.. No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.


.. Life with Emergency CashSM (fixed or variable) - Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized premium (see "Expenses" for the surrender charge schedule). The Life with Emergency CashSM benefit will continue through age 100 of the annuitant. The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the last annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.)


Other annuity payment options may be arranged by agreement with Transamerica. Certain annuity payment options may not be available in all states.


NOTE CAREFULLY:

IF:
..  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity with No Period Certain; and
..  the annuitant dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:
..  we may make only one (two, three, etc.) annuity payments.

IF:
..  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
..  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
.. the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

However, IF:
..  You choose Life with Emergency CashSM; and
..  The annuitant dies before age 100.
THEN:
..  A Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

.. you are both the annuitant and sole owner of the policy; and .. you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

..  you are not the annuitant; and
..  the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

..  you are not the annuitant; and
..  you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees.


Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
..  you are not the annuitant; and
.. you die on or after the annuity commencement date; and .. the entire interest in the policy has not been paid to you;
THEN:
.. the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
.. You are receiving annuity payments under the Life with Emergency CashSM; and .. The annuitant dies before age 100.
THEN:
..  A Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

..  any surviving owner;
..  primary beneficiary;
..  contingent beneficiary; or
..  owner's estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

.. policy value on the date we receive the required information; or .. cash value on the date we receive the required information (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

.. guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders from the date of death to the date the death benefit is paid.


Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after May 1, 2002. For other policies, see Appendix C.

On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A. Double Enhanced Death Benefit

  The death benefit under this option is the greater of 1 or 2 below:

  1.  The 6% Annually Compounding through age 80 Death Benefit is:
    .  the total premium payments; less
    .  any adjusted partial surrenders; plus
    . interest at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.

  2. The Monthly Step-Up through age 80 Death Benefit is equal to:
    . the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
    . any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus
    . any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

  This benefit is not available if the owner or annuitant is age 81 or older on the policy date. There is an extra charge for this death benefit (an extra 0.25% annually).


B. Return of Premium Death Benefit

  The Return of Premium Death Benefit is:

  .  total premium payments; less
  .  any adjusted partial surrenders as of the date of death.

  The Return of Premium Death Benefit will be in effect if you do not choose the other death benefit option on the policy application. The charges are lower for this option than for the other.

IF, under either death benefit option:

.. the surviving spouse of the deceased owner (as beneficiary or sole-surviving owner) elects to continue the policy instead of receiving the death benefit; and

..  the guaranteed minimum death benefit is greater than the policy value;
THEN:
.. we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. For certain death benefits, an amount will be available free of adjustments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as "adjusted partial surrender" in your policy.

9. TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy - qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs - either as a surrender or as annuity payments and tax deferral will not apply .

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.


Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy. Qualified policies are issued in connection with the following plans:

.. Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
.. Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.
.. Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.
.. Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

The policy contains death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders - Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:

.. the amount that can be contributed to the policy during any year; .. the time when amounts can be paid from the policy; and .. the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI. You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Surrenders - 403(b) Policies

The Internal Revenue Code limits surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

..  reaches age 59 1/2;
..  leaves his/her job;
..  dies;
.. becomes disabled (as that term is defined in the Internal Revenue Code); or .. declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. Transamerica may modify the policy to attempt to maintain favorable tax treatment.

Surrenders - Nonqualified Policies

If you make a surrender (including Systematic Payouts) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. (The excess interest adjustment resulting from the surrender may affect the amount on which you are taxed, but the tax treatment of excess interest adjustments is uncertain. You should consult a tax advisor if a surrender results in an excess interest adjustment.) If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the "investment in the contract," which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

..  paid on or after the taxpayer reaches age 59 1/2;
..  paid after an owner dies;
..  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
..  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
..  paid under an immediate annuity; or
..  which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

..  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
.. if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

.. Fixed payments - by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
.. Variable payments - by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.

It is unclear whether stabilized annuity payments under the Managed Annuity Program or the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. In addition, stabilized annuity payments may not qualify as a series of substantially equal payments that would be exempt from any applicable penalty tax. You should consult a tax advisor on these issues.


Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.


Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the

Internal Revenue Service may treat fees associated with the Additional Death Distribution as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with the Additional Death Distribution or any other optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.


10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) and (2), divided by the number of payouts made per year, where:

(1) is up to 10% (annually) of your premium (less partial surrenders deemed to be from premium); and

(2) is any gains in the policy.

This amount may be taken free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

Family Income Protector

The feature formerly known as the Family Income Protector is now known as the Managed Annuity Program. See the details below. Please note that if you upgrade your minimum annuitization value under the Family Income Protector, you will receive the Managed Annuity Program.

Managed Annuity Program

The optional Managed Annuity Program assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option. The Managed Annuity Program also guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains (if any) of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are age 91 or older (earlier, if required by state law). You also have the option to upgrade your minimum income base.


You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the adjusted policy value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date, the minimum income base is:

..  the minimum income base on the rider date; plus
..  any subsequent premium payments; minus
..  any subsequent surrenders;

.. all of which are accumulated at the annual growth rate from the date of each transaction; minus

.. any premium taxes.

The annual growth rate is 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any other annuity payment options. The Managed Annuity Program payment options are:

..  Life Income - An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
..  Joint and Full Survivor - An election may be made for "No Period Certain" or
   "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

..  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
..  The annuitant dies before the due date of the second (third, fourth, etc.)
   annuity payment;
THEN:

..  We will make only one (two, three, etc.) annuity payments.

IF:

..  You annuitize using the Managed Annuity Program before the 10th rider anniversary;
THEN:

..  the first payment will be calculated with an annuity factor age adjustment.
   See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age.

NOTE CAREFULLY: An annuity factor age adjustment results in all payments being lower than if an annuity factor age adjustment was not used, and the difference can be substantial.


See the SAI for information concerning the calculation of the initial payment. If you are over 84 when you elect the rider or upgrade your minimum income base (earlier if required by state law), you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:

Number
  of
Years
Since   Age Adjustment:
 the    Number of Years
Rider   Subtracted from
 Date      Your Age
-----------------------
 0-1          10
 1-2           9
 2-3           8
 3-4           7
 4-5           6
 5-6           5
 6-7           4
 7-8           3
 8-9           2
 9-10          1
 >10           0

Managed Annuity Program Annuity Payments. The minimum income base is used solely to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return, to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% assumed investment return that is used with the regular annuity payment options), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity factor age adjustment). These costs should be balanced against the benefits of a minimum payout level.


Moreover, the Initial Payment Guarantee also provides for a minimum payout level, and it uses actuarial criteria (such as a 5.0 % assumed investment return) that provide for higher payment levels for a given adjusted policy value than the Managed Annuity Program. You should carefully consider these factors, since electing annuity payments under the Managed Annuity Program will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted policy value to overcome these disadvantages.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the policy value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The policy value used will be the policy value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:

..  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;
..  the new fees, thresholds and factors may be higher (or lower) than before;
   and
..  the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum income base at the time you elect the upgrade.

Conditions of Exercise of the Managed Annuity Program. You can only annuitize using the Managed Annuity Program within the 30 days after a policy anniversary after the Managed Annuity Program is elected. You cannot, however, annuitize using the Managed Annuity Program after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

NOTE CAREFULLY:

..  If you annuitize at any time other than indicated above, you cannot use the
   Managed Annuity Program.
.. If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Fee. A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold is two times the minimum income base. We may change this threshold in the future.

Guaranteed Payment Fee. A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program, in addition to the policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The Managed Annuity Program will terminate upon the earliest of the following:

.. the date we receive written notice from you requesting termination of the Managed Annuity Program (you may not terminate the rider before the first rider anniversary);
.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the Managed Annuity Program);
.. upgrade of the minimum income base (although a new rider will be issued); .. termination of your policy; or .. 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The Managed Annuity Program may vary by state and may not be available in all states.

For policies sold in Minnesota and New Jersey, certain provisions differ from the above description. Minnesota and New Jersey residents should see the separate supplement describing this feature for their state.


Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently 80%) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed percentage will not change during the life of the rider.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee only at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have selected this option.

The Initial Payment Guarantee uses a 5.0% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5.0%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).


Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Additional Death Distribution

The optional Additional Death Distribution pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated. The Additional Death Distribution is available for issue ages through age 80.


Additional Death Distribution Amount. The Additional Death Distribution is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

..  the Additional Death Distribution factor (see below); multiplied by

..  the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

..  the policy death benefit; minus
..  policy value on the rider date; minus
..  premium payments after the rider date; plus
.. surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80. For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see the SAI for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution.


Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse has the following options:


.. Continue the policy and receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as he or she is under the age of 81; however, it would only cover gains from the time of such election going forward; or

.. Continue the policy without the one-time policy value increase and continue the rider as is. When the next death benefit is payable, the rider will pay the Additional Death Distribution based on gains since the rider was issued, not just since the time of the first death. If the rider is terminated prior to this death, no Additional Death Distribution is payable.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).


Termination. The rider will remain in effect until:

.. you cancel it by notifying our service center in writing, .. the policy is annuitized or surrendered, or .. the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.


The Additional Death Distribution may vary by state and may not be available in all states.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender, under certain circumstances, because you or your spouse has been:

.. confined in a hospital or nursing facility for 30 days in a row; or .. diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.


This benefit may vary by state and may not be available in all states.


Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

.. employed full time for at least two years prior to becoming unemployed; .. employed full time on the policy date;
..  unemployed for at least 60 days in a row at the time of surrender;
.. must have a minimum cash value at the time of surrender of $5,000; and .. you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no charge for this benefit.


This benefit may vary by state and may not be available in all states.


Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

.. you select the "Telephone Transfer/Reallocation Authorization" box in the policy application or enrollment information; or

..  you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners' telephone transfer privileges.


Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money (portions of policy value) from certain investment options into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging.

Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the Dollar Cost Averaging program during all economic conditions.

There are two Dollar Cost Averaging programs available under your policy:
Traditional and Special.

Traditional Dollar Cost Averaging. During the accumulation phase, you may instruct us to automatically transfer money from the Traditional Dollar Cost Averaging fixed account option, the money market Subaccount, or the Transamerica U.S. Government Securities Subaccount, into one or more variable subaccounts in the allocations you specified. You may specify the dollar amount to be transferred either monthly or quarterly; however, each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 monthly or 8 quarterly transfers are allowed. Transfers will begin as soon as the program is started.


NOTE CAREFULLY:

.. If you attempt to begin a Traditional Dollar Cost Averaging program with less than the necessary minimum amount, no transfers will be made and any amount allocated to that program will remain where it is at until the minimum amount is reached or you transfer the funds out.
.. If you specify the number of transfers, up to two additional transfers may be necessary to complete a Traditional Dollar Cost Averaging program.

Special Dollar Cost Averaging. During the accumulation phase, you may elect to allocate premium payments to either the six or twelve month Special Dollar Cost Averaging accounts of the fixed account. Amounts will then be transferred from the Special Dollar Cost Averaging account to the variable subaccounts on a monthly basis for six or twelve months (depending on the option you select) in the allocations you specified. Each transfer must be at least $500.


Dollar Cost Averaging Program Premium Payments. If you elect Dollar Cost Averaging and have multiple sources funding your policy, the Dollar Cost Averaging program will begin with the first money received. As the money from the other sources is received, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If some of the money from the other sources is not received before the Dollar Cost Averaging program has ended, a new Dollar Cost Averaging program will start when we receive the money (assuming it meets the minimum Dollar Cost Averaging requirements).

If you make additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the program will not. If an additional premium is received after a Dollar Cost Averaging program is completed, absent new instructions to the contrary:


..  a new Dollar Cost Averaging program will be started using the previous instructions; or
.. if the additional premium does not meet the minimum requirements to start a new Dollar Cost Averaging program, then the additional premium will be allocated as identified in the previous Dollar Cost Averaging program.

NOTE CAREFULLY:

If we do not receive all necessary information to begin a Special Dollar Cost Averaging program within 30 days of allocating premium to the program, that premium will be transferred to the Traditional Dollar Cost Averaging fixed account.


If you discontinue a Dollar Cost Averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 2%.

There is no charge for this benefit.


The Dollar Cost Averaging program may vary by state and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.


Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica's other income, gains or losses.


The assets of the separate account are held in Transamerica's name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios' prospectuses for more details.


Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).


You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.


Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.


Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like Transamerica, it is a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.
(NASD).


Commissions of up to 7% of premium payments plus an annual continuing fee based on policy values will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

..  the administrative charge;
..  the surrender charge;
..  the mortality and expense risk fee;

.. revenues, if any, that we receive from the underlying fund portfolios or their managers; and

..  investment earnings on amounts allocated to the fixed account.

Commissions paid on the policies, including other incentives or payments, are not charged to the policy owners or the separate account.


Pending regulatory approvals, we intend to distribute the policies in all states, except New York, and in certain possessions and territories.


IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Managed Annuity Program - Additional Information
Additional Death Distribution - Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

             (For policies purchased on or after May 1, 2002)


The "Return of Premium Death Benefit" with Total Separate Account Annual Expenses of 1.30%, and the "Double Enhanced Death Benefit" with Total Separate Account Annual Expenses of 1.55%, were not offered as of December 31, 2001, therefore condensed financial data is not available that reflects those death benefits (however previous death benefits have had Total Separate Account Expenses of 1.55% and are included in this section.).


                        CONDENSED FINANCIAL INFORMATION
                 (For policies purchased prior to May 1, 2002)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

        Greater of 6% Annually Compounding through age 80 Death Benefit or the Monthly Step-Up through age 80 Death Benefit*
                (Total Separate Account Annual Expenses: 1.50%)


                                          Accumulation Accumulation  Number of
                                           Unit Value   Unit Value  Accumulation
                                          at Beginning  at End of     Units at
  Subaccount                                of Year        Year     End of Year
--------------------------------------------------------------------------------
  Alger Aggressive Growth
   2001(/1/).............................  $1.000000    $0.899371     1,134,480
--------------------------------------------------------------------------------
  American Century Income & Growth
   2001(/1/).............................  $1.000000    $0.938589     1,614,752
--------------------------------------------------------------------------------
  American Century International**
   2001(/1/).............................  $1.000000    $0.832651       515,420
--------------------------------------------------------------------------------
  Capital Guardian Global***
   2001(/1/).............................  $1.000000    $0.873737     2,572,971
--------------------------------------------------------------------------------
  Capital Guardian U.S. Equity****
   2001(/1/).............................  $1.000000    $0.943517     4,474,512
--------------------------------------------------------------------------------
  Capital Guardian Value***
   2001(/1/).............................  $1.000000    $1.021548     7,410,663
--------------------------------------------------------------------------------
  Dreyfus Small Cap Value***
   2001(/1/).............................  $1.000000    $0.977283    11,563,127
--------------------------------------------------------------------------------
  Gabelli Global Growth
   2001(/1/).............................  $1.000000    $0.890926     2,189,253
--------------------------------------------------------------------------------
  Goldman Sachs Growth
   2001(/1/).............................  $1.000000    $0.882806     2,238,530
--------------------------------------------------------------------------------
  Great Companies - America/SM/
   2001(/1/).............................  $1.000000    $0.982426     1,582,955
--------------------------------------------------------------------------------
  Great Companies - Global/2/
   2001(/1/).............................  $1.000000    $0.920387       333,114
--------------------------------------------------------------------------------
  Great Companies - Technology/SM/
   2001(/1/).............................  $1.000000    $0.773485     1,351,941
--------------------------------------------------------------------------------
  Janus Growth II (A/T)***
   2001(/1/).............................  $1.000000    $0.783225     1,881,104

      Greater of 6% Annually Compounding through age 80 Death Benefit or the Monthly Step-Up through age 80 Death Benefit*


              (Total Separate Account Annual Expenses: 1.50%)


                              continued . . .



                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning      at        Units at
  Subaccount                              of Year    End of Year  End of Year
------------------------------------------------------------------------------
  Jennison Growth***
   2001(/1/)...........................  $1.000000    $0.871639     1,763,114
------------------------------------------------------------------------------
  J.P. Morgan Enhanced Index***
   2001(/1/)...........................  $1.000000    $0.897581    17,442,707
------------------------------------------------------------------------------
  MFS High Yield***
   2001(/1/)...........................  $1.000000    $0.978934     2,191,309
------------------------------------------------------------------------------
  PBHG Mid Cap Growth*****
   2001(/1/)...........................  $1.000000    $0.822921     2,617,576
------------------------------------------------------------------------------
  PBHG/NWQ Value Select*****
   2001(/1/)...........................  $1.000000    $0.943312     3,501,710
------------------------------------------------------------------------------
  Salomon All Cap
   2001(/1/)...........................  $1.000000    $0.944579    11,730,139
------------------------------------------------------------------------------
  Transamerica Equity******
   2001(/1/)...........................  $1.000000    $0.871170    11,075,671
------------------------------------------------------------------------------
  Transamerica Growth
   Opportunities******
   2001(/1/)...........................  $1.000000    $1.106909     1,746,349
------------------------------------------------------------------------------
  Transamerica U.S. Government
   Securities***
   2001(/1/)...........................  $1.000000    $1.014928     5,327,788
------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth
   2001(/1/)...........................  $1.000000    $0.962123     1,585,147
------------------------------------------------------------------------------
  T. Rowe Price Equity Income***
   2001(/1/)...........................  $1.000000    $0.987303    10,143,810
------------------------------------------------------------------------------
  T. Rowe Price Growth Stock***
   2001(/1/)...........................  $1.000000    $0.933658     5,711,161
------------------------------------------------------------------------------
  T. Rowe Price Small Cap
   2001(/1/)...........................  $1.000000    $0.954401     2,941,790
------------------------------------------------------------------------------
  Van Kampen Active International
   Allocation***
   2001(/1/)...........................  $1.000000    $0.828893       900,250
------------------------------------------------------------------------------
  Van Kampen Asset Allocation***
   2001(/1/)...........................  $1.000000    $0.963225    11,510,203
------------------------------------------------------------------------------
  Van Kampen Money Market***
   2001(/1/)...........................  $1.000000    $1.009719    13,821,591
------------------------------------------------------------------------------
  Van Kampen Emerging Growth
   2001(/1/)...........................  $1.000000    $0.805577     3,422,809
------------------------------------------------------------------------------
  Alliance Growth & Income
   2001(/1/)...........................  $1.000000    $0.925362     8,115,908
------------------------------------------------------------------------------
  Alliance Premier Growth
   2001(/1/)...........................  $1.000000    $0.854751     4,169,129
------------------------------------------------------------------------------
  Janus Aspen - Aggressive Growth
   2001(/1/)...........................  $1.000000    $0.768907     2,035,132
------------------------------------------------------------------------------
  Janus Aspen - Strategic Value
   2001(/1/)...........................  $1.000000    $0.905322       614,762

        Greater of 6% Annually Compounding through age 80 Death Benefit or the Monthly Step-Up through age 80 Death Benefit*
                (Total Separate Account Annual Expenses: 1.50%)
                                continued . . .


                                         Accumulation Accumulation  Number of
                                          Unit Value   Unit Value  Accumulation
                                         at Beginning      at        Units at
  Subaccount                               of Year    End of Year  End of Year
-------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth
   2001(/1/)............................  $1.000000    $0.835708    3,443,281
-------------------------------------------------------------------------------
  Fidelity - VIP Contrafund(R)
   2001(/1/)............................  $1.000000    $0.945641    3,842,220
-------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income
   2001(/1/)............................  $1.000000    $0.936205    2,912,578
-------------------------------------------------------------------------------
  Fidelity - VIP Growth
   2001(/1/)............................  $1.000000    $0.867285    1,453,053
-------------------------------------------------------------------------------
  Fidelity - VIP Growth Opportunities
   2001(/1/)............................  $1.000000    $0.911864    1,208,091
-------------------------------------------------------------------------------
  Fidelity - VIP Mid Cap
   2001(/1/)............................  $1.000000    $1.027526    7,140,844

                        Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.25%)


                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of     Units at
  Subaccount                              of Year        Year     End of Year
------------------------------------------------------------------------------
  Alger Aggressive Growth
   2001(/1/)...........................  $1.000000    $0.900861      543,692
------------------------------------------------------------------------------
  American Century Income & Growth
   2001(/1/)...........................  $1.000000    $0.940149      599,992
------------------------------------------------------------------------------
  American Century International**
   2001(/1/)...........................  $1.000000    $0.834029       99,773
------------------------------------------------------------------------------
  Capital Guardian Global***
   2001(/1/)...........................  $1.000000    $0.875178      490,629
------------------------------------------------------------------------------
  Capital Guardian U.S. Equity****
   2001(/1/)...........................  $1.000000    $0.945070    1,334,151
------------------------------------------------------------------------------
  Capital Guardian Value***
   2001(/1/)...........................  $1.000000    $1.023245    2,196,489
------------------------------------------------------------------------------
  Dreyfus Small Cap Value***
   2001(/1/)...........................  $1.000000    $0.978906    3,580,567
------------------------------------------------------------------------------
  Gabelli Global Growth
   2001(/1/)...........................  $1.000000    $0.892401      640,257
------------------------------------------------------------------------------
  Goldman Sachs Growth
   2001(/1/)...........................  $1.000000    $0.884268      446,850
------------------------------------------------------------------------------
  Great Companies - America/SM/
   2001(/1/)...........................  $1.000000    $0.984049      295,044
------------------------------------------------------------------------------
  Great Companies - Global/2/
   2001(/1/)...........................  $1.000000    $0.921911       66,629
------------------------------------------------------------------------------
  Great Companies - Technology/SM/
   2001(/1/)...........................  $1.000000    $0.774757      182,307
------------------------------------------------------------------------------
  Janus Growth II (A/T)***
   2001(/1/)...........................  $1.000000    $0.784523      683,913
------------------------------------------------------------------------------
  Jennison Growth***
   2001(/1/)...........................  $1.000000    $0.873072       71,947
------------------------------------------------------------------------------
  J.P. Morgan Enhanced Index***
   2001(/1/)...........................  $1.000000    $0.899067    1,570,997
------------------------------------------------------------------------------
  MFS High Yield***
   2001(/1/)...........................  $1.000000    $0.980546      693,088
------------------------------------------------------------------------------
  PBHG Mid Cap Growth*****
   2001(/1/)...........................  $1.000000    $0.824293      418,187
------------------------------------------------------------------------------
  PBHG/NWQ Value Select*****
   2001(/1/)...........................  $1.000000    $0.944875    1,148,363
------------------------------------------------------------------------------
  Salomon All Cap
   2001(/1/)...........................  $1.000000    $0.946133    2,686,656
------------------------------------------------------------------------------
  Transamerica Equity******
   2001(/1/)...........................  $1.000000    $0.872609    1,706,383
------------------------------------------------------------------------------
  Transamerica Growth
   Opportunities******
   2001(/1/)...........................  $1.000000    $1.108736      235,465

                     Return of Premium Death Benefit*


              (Total Separate Account Annual Expenses: 1.25%)


                              continued . . .



                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of     Units at
  Subaccount                              of Year        Year     End of Year
------------------------------------------------------------------------------
  Transamerica U.S. Government
   Securities***
   2001(/1/)...........................  $1.000000    $1.016603    1,597,578
------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth
   2001(/1/)...........................  $1.000000    $0.963704      694,267
------------------------------------------------------------------------------
  T. Rowe Price Equity Income***
   2001(/1/)...........................  $1.000000    $0.988919    2,560,451
------------------------------------------------------------------------------
  T. Rowe Price Growth Stock***
   2001(/1/)...........................  $1.000000    $0.935195    1,845,115
------------------------------------------------------------------------------
  T. Rowe Price Small Cap
   2001(/1/)...........................  $1.000000    $0.955974      819,954
------------------------------------------------------------------------------
  Van Kampen Active International
   Allocation***
   2001(/1/)...........................  $1.000000    $0.830259      361,293
------------------------------------------------------------------------------
  Van Kampen Asset Allocation***
   2001(/1/)...........................  $1.000000    $0.964813      628,831
------------------------------------------------------------------------------
  Van Kampen Money Market***
   2001(/1/)...........................  $1.000000    $1.011385    4,074,448
------------------------------------------------------------------------------
  Van Kampen Emerging Growth
   2001(/1/)...........................  $1.000000    $0.806903      605,063
------------------------------------------------------------------------------
  Alliance Growth & Income
   2001(/1/)...........................  $1.000000    $0.926892    2,043,757
------------------------------------------------------------------------------
  Alliance Premier Growth
   2001(/1/)...........................  $1.000000    $0.856157    1,312,866
------------------------------------------------------------------------------
  Janus Aspen - Aggressive Growth
   2001(/1/)...........................  $1.000000    $0.770183      525,705
------------------------------------------------------------------------------
  Janus Aspen - Strategic Value
   2001(/1/)...........................  $1.000000    $0.906817      317,538
------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth
   2001(/1/)...........................  $1.000000    $0.837086    1,472,854
------------------------------------------------------------------------------
  Fidelity - VIP Contrafund(R)
   2001(/1/)...........................  $1.000000    $0.947203    1,117,221
------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income
   2001(/1/)...........................  $1.000000    $0.937746      950,745
------------------------------------------------------------------------------
  Fidelity - VIP Growth
   2001(/1/)...........................  $1.000000    $0.868717      477,321
------------------------------------------------------------------------------
  Fidelity - VIP Growth Opportunities
   2001(/1/)...........................  $1.000000    $0.913372      223,500
------------------------------------------------------------------------------
  Fidelity - VIP Mid Cap
   2001(/1/)...........................  $1.000000    $1.029218    1,235,966


(/1/)Period from May 1, 2001 through December 31, 2001.

* On May 1, 2002 the death benefits available under the policy were changed to (1) Double Enhanced Death Benefit, with Total Separate Account Annual Expenses of 1.55% and (2) Return of Premium Death Benefit, with Total Separate Account Annual Expenses of 1.30%.o

** As of May 1, 2002, American Century International Subaccount was merged into International Equity Subaccount. International Equity Subaccount changed its name to American Century International Subaccount.


*** As of May 1, 2002, Endeavor Series Trust merged with AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows:
        Capital Guardian Global Portfolio is now Capital Guardian Global; Capital Guardian U.S. Equity Portfolio is now Capital Guardian U.S. Equity; Capital Guardian Value Portfolio is now Capital Guardian Value; Dreyfus Small Cap Value Portfolio is now Dreyfus Small Cap Value; Endeavor Janus Growth Portfolio is now Janus Growth II (A/T); Jennison Growth Portfolio is now Jennison Growth; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; Endeavor High Yield Portfolio is now MFS High Yield; Dreyfus U.S. Government Securities Portfolio is now Transamerica U.S. Government Securities; T. Rowe Price Equity Income Portfolio is now T. Rowe Price Equity Income; T. Rowe Price Growth Stock Portfolio is now T. Rowe Price Growth Stock; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; Endeavor Asset Allocation Portfolio is now Van Kampen Asset Allocation; and Endeavor Money Market Portfolio is now Van Kampen Money Market.


**** For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.


***** Prior to May 1, 2002, the PBHG Mid Cap Growth Subaccount was called Pilgrim Baxter Mid Cap Growth Subaccount; and the PBHG/NWQ Value Select Subaccount was called NWQ Value Equity Subaccount.


****** As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. and renamed as follows: Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities.


The Aggressive Asset Allocation Subaccount, Conservative Asset Allocation Subaccount, Moderate Asset Allocation Subaccount, Moderately Aggressive Asset Allocation Subaccount, BlackRock Global Science & Technology Subaccount, BlackRock Mid Cap Growth Subaccount, Clarion Real Estate Securities Subaccount, Janus Balanced Subaccount, PIMCO Total Return Subaccount, Transamerica Convertible Securities Subaccount, AIM V.I. Basic Value Fund Subaccount -
 Series II shares, AIM V.I. Capital Appreciation Fund Subaccount - Series II shares, MFS New Discovery Series Subaccount - Service Class, MFS Total Return Series Subaccount - Service Class, and the Fidelity - VIP Value Strategies Subaccount - Service Class 2 had not commenced operations as of December 31, 2001, therefore, comparable data is not available.

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*
                (Total Separate Account Annual Expenses: 1.55%)


                                          Accumulation Accumulation  Number of
                                           Unit Value   Unit Value  Accumulation
                                          at Beginning  at End of     Units at
  Subaccounts                               of Year        Year     End of Year
--------------------------------------------------------------------------------
  Alger Aggressive Growth
   2001..................................  $0.697419    $0.573708     4,054,346
   2000(/14/)............................  $1.000000    $0.697419     2,378,715
--------------------------------------------------------------------------------
  American Century Income & Growth
   2001(/16/)............................  $1.000000    $0.938285       239,028
--------------------------------------------------------------------------------
  American Century International**
   2001(/16/)............................  $1.000000    $0.832379       317,573
--------------------------------------------------------------------------------
  Capital Guardian Global***
   2001..................................  $1.274775    $1.125133     9,182,799
   2000..................................  $1.530432    $1.274775     8,999,130
   1999..................................  $1.051197    $1.530432     6,125,057
   1998(/10/)............................  $1.000000    $1.051197     5,686,375
--------------------------------------------------------------------------------
  Capital Guardian U.S. Equity****
   2001..................................  $0.884476    $0.841423    12,891,872
   2000..................................  $0.962537    $0.884476    11,432,176
   1999(/13/)............................  $1.121334    $0.962537     6,044,674
   1998(/12/)............................  $1.000000    $1.121334     4,444,952
--------------------------------------------------------------------------------
  Capital Guardian Value***
   2001..................................  $2.191158    $2.300746    11,920,837
   2000..................................  $2.107532    $2.191158     9,270,510
   1999..................................  $2.207647    $2.107532     9,518,037
   1998..................................  $2.086425    $2.207657     8,178,732
   1997(/9/).............................  $1.804168    $2.086425     2,607,465
--------------------------------------------------------------------------------
  Dreyfus Small Cap Value***
   2001..................................  $2.481941    $3.147350    12,087,717
   2000..................................  $2.270110    $2.481941    10,522,203
   1999..................................  $1.781675    $2.270110     8,787,718
   1998..................................  $1.849564    $1.781675     7,236,830
   1997(/9/).............................  $1.635726    $1.849564     2,651,783
--------------------------------------------------------------------------------
  Gabelli Global Growth
   2001..................................  $0.937848    $0.830048     2,044,088
   2000(/15/)............................  $1.000000    $0.937848        91,011
--------------------------------------------------------------------------------
  Goldman Sachs Growth
   2001..................................  $0.915132    $0.774069     1,862,382
   2000(/14/)............................  $1.000000    $0.915132       593,129
--------------------------------------------------------------------------------
  Great Companies - America/SM/
   2001(/16/)............................  $1.000000    $0.982103       143,165
--------------------------------------------------------------------------------
  Great Companies - Global/2/
   2001..................................  $0.949871    $0.777811       237,392
   2000(/15/)............................  $1.000000    $0.949871         1,000
--------------------------------------------------------------------------------
  Great Companies - Technology/SM/
   2001(/16/)............................  $1.000000    $0.773226       404,874

  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*


              (Total Separate Account Annual Expenses: 1.55%)


                              continued . . .



                                       Accumulation                Number of
                                        Unit Value  Accumulation  Accumulation
                                       at Beginning Unit Value at   Units at
  Subaccounts                            of Year     End of Year  End of Year
------------------------------------------------------------------------------
  Janus Global (A/T)
   2001...............................  $ 0.777402   $ 0.590582     2,211,497
   2000(/14/).........................  $ 1.000000   $ 0.777402     2,489,351
------------------------------------------------------------------------------
  Janus Growth II (A/T)***
   2001...............................  $34.670168   $24.333494     2,533,584
   2000...............................  $49.862043   $34.670168     2,797,145
   1999...............................  $31.822714   $49.862043     2,138,499
   1998...............................  $19.647490   $31.822714     1,055,991
   1997(/9/)..........................  $18.030324   $19.647490       331,277
------------------------------------------------------------------------------
  Jennison Growth***
   2001...............................  $ 1.075789   $ 0.862821     9,452,958
   2000...............................  $ 1.235481   $ 1.075789     7,955,917
   1999...............................  $ 1.197263   $ 1.235481     8,078,979
   1998...............................  $ 1.155963   $ 1.197263     7,330,812
   1997(/9/)..........................  $ 1.049539   $ 1.155963     2,879,146
------------------------------------------------------------------------------
  J.P. Morgan Enhanced Index***
   2001...............................  $ 1.606561   $ 1.392379    19,774,366
   2000...............................  $ 1.831468   $ 1.606561    20,109,311
   1999...............................  $ 1.574026   $ 1.831468    16,917,672
   1998...............................  $ 1.216554   $ 1.574026     7,597,253
   1997(/9/)..........................  $ 1.066111   $ 1.216554     1,987,857
------------------------------------------------------------------------------
  MFS High Yield***
   2001...............................  $ 0.934479   $ 0.954934     6,006,284
   2000...............................  $ 1.000739   $ 0.934479     4,372,634
   1999...............................  $ 0.960378   $ 1.000739     3,346,480
   1998(/11/).........................  $ 1.000000   $ 0.960378     1,139,786
------------------------------------------------------------------------------
  PBHG Mid Cap Growth*****
   2001...............................  $ 0.789965   $ 0.498392     6,201,304
   2000(/14/).........................  $ 1.000000   $ 0.789965     3,412,510
------------------------------------------------------------------------------
  PBHG/NWQ Value Select*****
   2001...............................  $ 1.080814   $ 1.044981     2,807,645
   2000(/14/).........................  $ 1.000000   $ 1.080814       425,529
------------------------------------------------------------------------------
  Salomon All Cap
   2001...............................  $ 1.031639   $ 1.036993     9,711,176
   2000(/14/).........................  $ 1.000000   $ 1.031639     2,079,288
------------------------------------------------------------------------------
  Transamerica Equity******
   2001...............................  $ 0.830010   $ 0.673200     8,295,025
   2000(/14/).........................  $ 1.000000   $ 0.830010     1,848,119
------------------------------------------------------------------------------
  Transamerica Growth
   Opportunities******
   2001(/16/).........................  $ 1.000000   $ 1.106551       189,723

  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*


              (Total Separate Account Annual Expenses: 1.55%)


                              continued . . .



                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of     Units at
  Subaccounts                             of Year        Year     End of Year
------------------------------------------------------------------------------
  Transamerica U.S. Government
   Securities***
   2001................................  $1.359434    $1.406799     8,903,198
   2000................................  $1.253119    $1.359434     6,413,316
   1999................................  $1.283673    $1.253119     6,668,600
   1998................................  $1.213942    $1.283673     5,114,380
   1997(/9/)...........................  $1.136634    $1.213942       858,785
------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth
   2001................................  $1.074760    $1.014149     1,390,866
   2000(/14/)..........................  $1.000000    $1.074760       117,680
------------------------------------------------------------------------------
  T. Rowe Price Equity Income***
   2001................................  $2.322307    $2.336285    17,270,752
   2000................................  $2.099660    $2.322307    14,753,422
   1999................................  $2.060734    $2.099660    15,216,376
   1998................................  $1.923303    $2.060734    12,371,480
   1997(/9/)...........................  $1.663897    $1.923303     3,943,109
------------------------------------------------------------------------------
  T. Rowe Price Growth Stock***
   2001................................  $3.049978    $2.701515    12,167,489
   2000................................  $3.112902    $3.049975    12,435,990
   1999................................  $2.586964    $3.112902    10,308,335
   1998................................  $2.041653    $2.586964     7,055,528
   1997(/9/)...........................  $1.774078    $2.041653     1,909,048
------------------------------------------------------------------------------
  T. Rowe Price Small Cap
   2001................................  $0.854538    $0.759675     3,099,578
   2000(/14/)..........................  $1.000000    $0.854538       783,970
------------------------------------------------------------------------------
  Van Kampen Active International
   Allocation***
   2001................................  $1.604565    $1.217188    10,495,290
   2000................................  $1.993345    $1.604565    10,252,707
   1999................................  $1.529380    $1.993345     7,730,719
   1998................................  $1.345339    $1.529380     6,282,060
   1997(/9/)...........................  $1.432514    $1.345339     2,717,945
------------------------------------------------------------------------------
  Van Kampen Asset Allocation***
   2001................................  $2.916927    $2.669327    12,953,763
   2000................................  $3.148754    $2.916927    12,619,743
   1999................................  $2.529863    $3.148754    10,427,869
   1998................................  $2.169995    $2.529863     7,169,924
   1997(/9/)...........................  $1.998344    $2.169995     1,857,541
------------------------------------------------------------------------------
  Van Kampen Money Market***
   2001................................  $1.331292    $1.359341    17,963,647
   2000................................  $1.275724    $1.331292     9,013,555
   1999................................  $1.236621    $1.275724    11,328,428
   1998................................  $1.185346    $1.236621     4,060,082
   1997(/9/)...........................  $1.170606    $1.185346     1,002,462
------------------------------------------------------------------------------
  Van Kampen Emerging Growth
   2001................................  $1.000000    $0.805310       778,101

  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*


              (Total Separate Account Annual Expenses: 1.55%)


                              continued . . .




                                         Accumulation Accumulation  Number of
                                          Unit Value   Unit Value  Accumulation
                                         At Beginning  at End of     Units at
  Subaccounts                              of Year        Year     End of Year
-------------------------------------------------------------------------------
  Alliance Growth & Income
   2001(/16/)...........................  $1.000000    $0.925071    2,170,355
-------------------------------------------------------------------------------
  Alliance Growth & Income
   2001(/16/)...........................  $1.000000    $0.854462     740,355
-------------------------------------------------------------------------------
  Janus Aspen - Aggressive Growth
   2001.................................  $0.738193    $0.439076    3,457,752
   2000(/15/)...........................  $1.000000    $0.738193     406,975
-------------------------------------------------------------------------------
  Janus Aspen - Strategic Value
   2001.................................  $0.998590    $0.900877     848,028
   2000(/15/)...........................  $1.000000    $0.998590     151,463
-------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth
   2001.................................  $0.887518    $0.676228    5,038,752
   2000(/15/)...........................  $1.000000    $0.887518     900,245
-------------------------------------------------------------------------------
  Fidelity - VIP Contrafund(R)
   2001.................................  $0.921627    $0.794319    4,263,246
   2000(/14/)...........................  $1.000000    $0.921627    1,396,762
-------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income
   2001.................................  $1.083236    $1.010868    3,433,332
   2000(/14/)...........................  $1.000000    $1.083236     444,427
-------------------------------------------------------------------------------
  Fidelity - VIP Growth
   2001(/16/)...........................  $1.000000    $0.867001     320,600
-------------------------------------------------------------------------------
  Fidelity - VIP Growth Opportunities
   2001.................................  $0.847487    $0.712295     524,655
   2000(/14/)...........................  $1.000000    $0.847487   118,470.825
-------------------------------------------------------------------------------
  Fidelity - VIP Mid Cap
   2001.................................  $1.113532    $1.057890    5,990,258
   2000(/14/)...........................  $1.000000    $1.113532    2,620,285

                        Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)


                                          Accumulation Accumulation  Number of
                                           Unit Value   Unit Value  Accumulation
                                          at Beginning      at        Units at
  Subaccounts                               of Year    End of Year  End of Year
--------------------------------------------------------------------------------
  Alger Aggressive Growth
   2001..................................  $0.698100    $0.575129     1,620,629
   2000(/14/)............................  $1.000000    $0.698100     1,160,377
--------------------------------------------------------------------------------
  American Century Income & Growth
   2001(/16/)............................  $1.000000    $0.939214       199,168
--------------------------------------------------------------------------------
  American Century International**
   2001(/16/)............................  $1.000000    $0.833205       159,981
--------------------------------------------------------------------------------
  Capital Guardian Global***
   2001..................................  $1.280261    $1.131675     6,769,555
   2000..................................  $1.534754    $1.280261     8,964,830
   1999..................................  $1.052609    $1.534754     8,189,239
   1998(/10/)............................  $1.000000    $1.052609     7,340,387
--------------------------------------------------------------------------------
  Capital Guardian U.S. Equity****
   2001..................................  $0.887757    $0.845807     7,052,320
   2000..................................  $0.964682    $0.887757     6,687,565
   1999(/13/)............................  $1.122170    $0.964682     3,560,121
   1998(/12/)............................  $1.000000    $1.122170     1,697,953
--------------------------------------------------------------------------------
  Capital Guardian Value***
   2001..................................  $2.202884    $2.316504    44,245,720
   2000..................................  $2.115695    $2.202884    52,310,186
   1999..................................  $2.212928    $2.115695    66,030,029
   1998..................................  $2.086130    $2.212928    78,666,774
   1997..................................  $1.694854    $2.086130    82,171,834
   1996..................................  $1.387903    $1.694854    65,227,195
   1995..................................  $1.045610    $1.387903    46,194,664
   1994..................................  $1.018576    $1.045610    30,512,231
   1993(/2/).............................  $1.000000    $1.018576    10,958,837
--------------------------------------------------------------------------------
  Dreyfus Small Cap Value***
   2001..................................  $2.495215    $3.168906    35,776,621
   2000..................................  $2.278888    $2.495215    43,456,299
   1999..................................  $1.785929    $2.278888    49,653,848
   1998..................................  $1.851229    $1.785929    59,347,330
   1997..................................  $1.496065    $1.851229    63,123,931
   1996..................................  $1.206843    $1.496065    51,124,832
   1995..................................  $1.072941    $1.206843    40,635,697
   1994..................................  $1.107747    $1.072941    32,607,348
   1993(/3/).............................  $1.000000    $1.107747    11,449,957
--------------------------------------------------------------------------------
  Gabelli Global Growth
   2001..................................  $0.938154    $0.831562       537,084
   2000(/15/)............................  $1.000000    $0.938154        15,082
--------------------------------------------------------------------------------
  Goldman Sachs Growth
   2001..................................  $0.916033    $0.775980       992,435
   2000(/14/)............................  $1.000000    $0.916033       278,174
--------------------------------------------------------------------------------
  Great Companies - America/SM/
   2001(/16/)............................  $1.000000    $0.983081       303,607

                     Return of Premium Death Benefit*


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                          Accumulation Accumulation  Number of
                                           Unit Value   Unit Value  Accumulation
                                          at Beginning  at End of     Units at
  Subaccounts                               of Year        Year     End of Year
--------------------------------------------------------------------------------
  Great Companies - Global/2/
   2001..................................  $ 0.950187   $ 0.779219      120,790
   2000(/15/)............................  $ 1.000000   $ 0.950187       56,200
--------------------------------------------------------------------------------
  Great Companies - Technology/SM/
   2001(/16/)............................  $ 1.000000   $ 0.773994       51,295
--------------------------------------------------------------------------------
  Janus Global (A/T)
   2001..................................  $ 0.778173   $ 0.592046    1,572,947
   2000(/14/)............................  $ 1.000000   $ 0.778173    1,926,349
--------------------------------------------------------------------------------
  Janus Growth II (A/T)***
   2001..................................  $34.855341   $24.500024    8,838,775
   2000..................................  $50.054351   $34.855341   11,795,088
   1999..................................  $31.898334   $50.054351   13,723,324
   1998..................................  $19.665157   $31.898334   15,001,695
   1997..................................  $16.964068   $19.665157   16,307,025
   1996..................................  $14.583843   $16.964068   15,174,482
   1995..................................  $10.051117   $14.583843   13,337,197
   1994..................................  $11.114865   $10.051117   12,758,958
   1993..................................  $10.839753   $11.114865    9,252,402
   1992(/8/).............................  $10.000000   $10.839753    1,119,066
--------------------------------------------------------------------------------
  Jennison Growth***
   2001..................................  $ 1.081530   $ 0.868714   11,859,669
   2000..................................  $ 1.240246   $ 1.081530   13,481,390
   1999..................................  $ 1.200101   $ 1.240246   16,283,827
   1998..................................  $ 1.156993   $ 1.200101   18,189,950
   1997..................................  $ 1.004355   $ 1.156993   14,927,829
   1996(/6/).............................  $ 1.000000   $ 1.004355      314,119
--------------------------------------------------------------------------------
  J.P. Morgan Enhanced Index***
   2001..................................  $ 1.615156   $ 1.401905   15,803,392
   2000..................................  $ 1.838549   $ 1.615156   19,789,520
   1999..................................  $ 1.577775   $ 1.838549   20,376,497
   1998..................................  $ 1.217647   $ 1.577775   13,701,548
   1997(/7/).............................  $ 1.000000   $ 1.217647    9,296,582
--------------------------------------------------------------------------------
  MFS High Yield***
   2001..................................  $ 0.938048   $ 0.960010    5,478,152
   2000..................................  $ 1.003083   $ 0.938048    9,361,452
   1999..................................  $ 0.961203   $ 1.003083    8,977,277
   1998(/11/)............................  $ 1.000000   $ 0.961203    6,199,318

                     Return of Premium Death Benefit*


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of     Units at
  Subaccounts                             of Year        Year     End of Year
------------------------------------------------------------------------------
  PBHG Mid Cap Growth*****
   2001................................  $0.790745    $0.499618     3,372,663
   2000(/14/)..........................  $1.000000    $0.790745     3,606,313
------------------------------------------------------------------------------
  PBHG/NWQ Value Select*****
   2001................................  $1.081878    $1.047563     2,904,194
   2000(/14/)..........................  $1.000000    $1.081878       526,757
------------------------------------------------------------------------------
  Salomon All Cap
   2001................................  $1.032666    $1.039580     5,097,147
   2000(/14/)..........................  $1.000000    $1.032666     1,957,163
------------------------------------------------------------------------------
  Transamerica Equity******
   2001................................  $0.830824    $0.674851     1,739,044
   2000(/14/)..........................  $1.000000    $0.830824       993,984
------------------------------------------------------------------------------
  Transamerica Growth
   Opportunities******
   2001(/16/)..........................  $1.000000    $1.107646        78,790
------------------------------------------------------------------------------
  Transamerica U.S. Government
   Securities***
   2001................................  $1.364481    $1.414117    28,689,960
   2000................................  $1.255919    $1.364481    29,554,729
   1999................................  $1.286733    $1.255919    38,368,704
   1998................................  $1.215033    $1.286733    41,241,128
   1997................................  $1.128769    $1.215033    30,043,275
   1996................................  $1.124292    $1.128769    17,561,826
   1995................................  $0.985803    $1.124292     8,456,765
   1994(/4/)...........................  $0.998670    $0.985803     3,102,671
------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth
   2001................................  $1.075818    $1.016662       811,483
   2000(/14/)..........................  $1.000000    $1.075818       154,735
------------------------------------------------------------------------------
  T. Rowe Price Equity Income***
   2001................................  $2.334702    $2.352249    53,131,225
   2000................................  $2.107761    $2.334702    60,459,235
   1999................................  $2.065623    $2.107761    74,445,822
   1998................................  $1.925022    $2.065623    83,821,265
   1997................................  $1.521680    $1.925022    79,662,847
   1996................................  $1.287240    $1.521680    42,673,041
   1995(/5/)...........................  $1.000000    $1.287240    14,943,358
------------------------------------------------------------------------------
  T. Rowe Price Growth Stock***
   2001................................  $3.066258    $2.719986    31,999,230
   2000................................  $3.124914    $3.066258    39,142,353
   1999................................  $2.593121    $3.124914    42,063,489
   1998................................  $2.043487    $2.593121    45,596,535
   1997................................  $1.611613    $2.043487    44,624,829
   1996................................  $1.353339    $1.611613    30,237,848
   1995(/5/)...........................  $1.000000    $1.353339    14,196,708

                     Return of Premium Death Benefit*


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of     Units at
  Subaccount                              of Year        Year     End of Year
------------------------------------------------------------------------------
  T. Rowe Price Small Cap
   2001................................  $0.855380    $0.761551     1,838,502
   2000(/14/)..........................  $1.000000    $0.855380       497,185
------------------------------------------------------------------------------
  Van Kampen Active International
   Allocation***
   2001................................  $1.613169    $1.225547    50,436,921
   2000................................  $2.001071    $1.613169    67,228,612
   1999................................  $1.533035    $2.001071    77,283,280
   1998................................  $1.346560    $1.533035    90,839,071
   1997................................  $1.330640    $1.346560   101,220,765
   1996................................  $1.171039    $1.330640    91,462,304
   1995................................  $1.073958    $1.171039    75,065,178
   1994................................  $1.156482    $1.073958    76,518,044
   1993................................  $0.989782    $1.156482    45,569,234
   1992................................  $1.041235    $0.989782     6,368,486
   1991(/1/)...........................  $1.000000    $1.041235     3,068,279
------------------------------------------------------------------------------
  Van Kampen Asset Allocation***
   2001................................  $2.932518    $2.687589    60,117,350
   2000................................  $3.160924    $2.932518    81,940,094
   1999................................  $2.535888    $3.160924   100,119,683
   1998................................  $2.171948    $2.535888   116,236,044
   1997................................  $1.833135    $2.171948   127,262,704
   1996................................  $1.577873    $1.833135   124,998,928
   1995................................  $1.301669    $1.577873   122,974,873
   1994................................  $1.393488    $1.301669   130,909,987
   1993................................  $1.209859    $1.393488    69,252,243
   1992................................  $1.125386    $1.209859    11,637,564
   1991(/1/)...........................  $1.000000    $1.125386     3,775,619
------------------------------------------------------------------------------
  Van Kampen Money Market***
   2001................................  $1.338389    $1.368631    47,835,329
   2000................................  $1.280646    $1.338389    42,603,584
   1999................................  $1.239556    $1.280646    57,250,677
   1998................................  $1.196418    $1.239556    51,024,317
   1997................................  $ 1.15422    $1.196418    28,678,037
   1996................................  $ 1.11571    $ 1.15422    26,461,099
   1995................................  $ 1.07242    $ 1.11571    21,103,926
   1994................................  $ 1.05150    $ 1.07242    17,836,840
   1993................................  $ 1.04313    $ 1.05150    12,190,858
   1992................................  $ 1.02803    $ 1.04313     4,334,948
   1991(/1/)...........................  $ 1.00000    $ 1.02803     1,855,372
------------------------------------------------------------------------------
  Van Kampen Emerging Growth
   2001(/16/)..........................  $1.000000    $0.806099       420,709

                     Return of Premium Death Benefit*


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                         Accumulation Accumulation  Number of
                                          Unit Value   Unit Value  Accumulation
                                         at Beginning  at End of   Units at End
  Subaccounts                              of Year        Year       of Year
-------------------------------------------------------------------------------
  Alliance Growth & Income
   2001(/16/)...........................  $1.000000    $0.925978    2,054,794
-------------------------------------------------------------------------------
  Alliance Premier Growth
   2001(/16/)...........................  $1.000000    $0.855309      384,309
-------------------------------------------------------------------------------
  Janus Aspen - Aggressive Growth
   2001.................................  $0.673903    $0.401433    1,732,250
   2000(/15/)...........................  $1.000000    $0.673903      131,879
-------------------------------------------------------------------------------
  Janus Aspen - Strategic Value
   2001.................................  $0.998916    $0.902500      734,646
   2000(/15/)...........................  $1.000000    $0.998916       15,465
-------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth
   2001.................................  $0.887808    $0.677467    1,394,133
   2000(/15/)...........................  $1.000000    $0.887808      332,861
-------------------------------------------------------------------------------
  Fidelity - VIP Contrafund(R)
   2001.................................  $0.922538    $0.796290    2,274,397
   2000(/14/)...........................  $1.000000    $0.922538    1,198,357
-------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income
   2001.................................  $1.084290    $1.013361    2,028,586
   2000(/14/)...........................  $1.000000    $1.084290      407,152
-------------------------------------------------------------------------------
  Fidelity - VIP Growth
   2001(/16/)...........................  $1.000000    $0.867866      495,719
-------------------------------------------------------------------------------
  Fidelity - VIP Growth Opportunities
   2001.................................  $0.848316    $0.714054      341,343
   2000(/14/)...........................  $1.000000    $0.848316      147,741
-------------------------------------------------------------------------------
  Fidelity - VIP Mid Cap
   2001.................................  $1.114623    $1.060517    3,900,128
   2000(/14/)...........................  $1.000000    $1.114623    3,345,368

(/1/)Period from April 8, 1991 through December 31, 1991. (/2/)Period from May 27, 1993 through December 31, 1993. (/3/)Period from May 4, 1993 through December 31, 1993. (/4/)Period from May 9, 1994 through December 31, 1994. (/5/)Period from January 3, 1995 through December 31, 1995. (/6/)Period from November 18, 1996, through December 31, 1996. (/7/)Period from May 1, 1997 through December 31, 1997. (/8/)Period from July 1, 1992 through December 31, 1992. (/9/)Period from May 23, 1997 through December 31, 1997. (/10/)Period from February 2, 1998 through December 31, 1998. (/11/)Period from June 2, 1998 through December 31, 1998. (/12/)Period from July 1, 1998 through December 31, 1998. (/13/)Period from January 1, 1999 through December 31, 1999. (/14/)Period from May 1, 2000 through December 31, 2000. (/15/)Period from October 9, 2000 through December 31, 2000. (/16/)Period from May 1, 2001 through December 31, 2001.

* On May 1, 2002 the death benefits available under the policy were changed to (1) Double Enhanced Death Benefit, with Total Separate Account Annual Expenses of 1.55%, and (2) Return of Premium Death Benefit, with Total Separate Account Annual Expenses of 1.30%.

** As of May 1, 2002, American Century International Subaccount was merged into International Equity Subaccount. International Equity Subaccount changed its name to American Century International Subaccount.


*** As of May 1, 2002, Endeavor Series Trust merged with AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows:
        Capital Guardian Global Portfolio is now Capital Guardian Global; Capital Guardian U.S. Equity Portfolio is now Capital Guardian U.S. Equity; Capital Guardian Value Portfolio is now Capital Guardian Value; Dreyfus Small Cap Value Portfolio is now Dreyfus Small Cap Value; Endeavor Janus Growth Portfolio is now Janus Growth II (A/T); Jennison Growth Portfolio is now Jennison Growth; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; Endeavor High Yield Portfolio is now MFS High Yield; Dreyfus U.S. Government Securities Portfolio is now Transamerica U.S. Government Securities; T. Rowe Price Equity Income Portfolio is now T. Rowe Price Equity Income; T. Rowe Price Growth Stock Portfolio is now T. Rowe Price Growth Stock; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; Endeavor Asset Allocation Portfolio is now Van Kampen Asset Allocation; and Endeavor Money Market Portfolio is now Van Kampen Money Market.


**** For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.


***** Prior to May 1, 2002, the PBHG Mid Cap Growth Subaccount was called Pilgrim Baxter Mid Cap Growth Subaccount; and the PBHG/NWQ Value Select Subaccount was called NWQ Value Equity Subaccount.


****** As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. and renamed as follows: Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities.


The Aggressive Asset Allocation Subaccount, Conservative Asset Allocation Subaccount, Moderate Asset Allocation Subaccount, Moderately Aggressive Asset Allocation Subaccount, BlackRock Global Science & Technology Subaccount, BlackRock Mid Cap Growth Subaccount, Clarion Real Estate Securities Subaccount, Janus Balanced Subaccount, PIMCO Total Return Subaccount, Transamerica Convertible Securities Subaccount, AIM V.I. Basic Value Fund Subaccount -
 Series II shares, AIM V.I. Capital Appreciation Fund Subaccount - Series II shares, MFS New Discovery Series Subaccount - Service Class, MFS Total Return Series Subaccount - Service Class, and the Fidelity - VIP Value Strategies Subaccount - Service Class 2 had not commenced operations as of December 31, 2001, therefore, comparable data is not available.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Van Kampen Money Market Portfolio, formerly Endeavor Money Market Portfolio, (the "Van Kampen Money Market Subaccount"). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.


Van Kampen Money Market Subaccount. The yield of the Van Kampen Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


Other Subaccounts. The yield of a subaccount (other than the Van Kampen Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.


The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. To the extent that any or all of a premium tax is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2001, and for the one and five year periods ended December 31, 2001 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Performance figures may reflect one or more of the following mortality and expense risk fees: the 1.40% mortality and expense risk fee for the Double Enhanced Death Benefit, or the 1.15% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 figures do not reflect any charge for riders or other optional features.

                                  TABLE 1 - A
                     Standard Average Annual Total Returns
         (Assuming A Surrender Charge and No Managed Annuity Program or
                         Additional Death Distribution)
--------------------------------------------------------------------------------
                         Double Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)
--------------------------------------------------------------------------------

                                                   Inception
                               1 Year    5 Year     of the       Subaccount
                               Ended     Ended    Subaccount      Inception
          Subaccount          12/31/01  12/31/01  to 12/31/01       Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation(/1/)..........      N/A      N/A         N/A       May 1, 2002
  Conservative Asset
   Allocation(/1/)..........      N/A      N/A         N/A       May 1, 2002
  Moderate Asset
   Allocation(/1/)..........      N/A      N/A         N/A       May 1, 2002
  Moderately Aggressive
   Asset Allocation(/1/)....      N/A      N/A         N/A       May 1, 2002
  Alger Aggressive Growth...   (24.98%)    N/A      (33.90%)     May 1, 2000
  American Century Income &
   Growth...................      N/A      N/A      (14.17%)     May 1, 2001
  American Century
   International(/2/).......      N/A      N/A      (24.76%)     May 1, 2001
  BlackRock Global Science &
   Technology(/1/)..........      N/A      N/A         N/A       May 1, 2002
  BlackRock Mid Cap
   Growth(/1/)..............      N/A      N/A         N/A       May 1, 2002
  Capital Guardian
   Global(/3/)..............   (18.98%)    N/A        1.77%   February 2, 1998
  Capital Guardian U.S.
   Equity(/3/)(/4/).........   (12.10%)    N/A       (9.46%)   October 9, 2000
  Capital Guardian
   Value(/3/)...............    (2.34%)   5.85%      10.07%     May 27, 1993
  Clarion Real Estate
   Securities(/1/)..........      N/A      N/A         N/A       May 1, 2002
  Dreyfus Small Cap
   Value(/3/)...............    20.92%   15.99%      14.03%      May 4, 1993
  Gabelli Global Growth.....   (18.73%)    N/A      (20.24%)   October 9, 2000
  Goldman Sachs
   Growth(/5/)..............   (22.65%)    N/A      (19.14%)     May 1, 2000
  Great Companies -
    AmericaSM...............      N/A      N/A       (9.79%)     May 1, 2001
  Great Companies -
    Global/2/ ..............   (25.35%)    N/A      (24.75%)   October 9, 2000
  Great Companies -
    TechnologySM............      N/A      N/A      (30.68%)     May 1, 2001
  Janus Balanced
   (A/T)(/1/)...............      N/A      N/A         N/A       May 1, 2002
  Janus Growth II
   (A/T)(/3/)...............   (37.05%)   7.09%       9.69%     July 1, 1992
  Jennison Growth(/3/)......   (27.03%)  (3.87%)     (3.70%)  November 18, 1996
  J.P. Morgan Enhanced
   Index(/3/)...............   (20.57%)    N/A        6.80%      May 1, 1997
  MFS High Yield(/3/).......    (5.05%)    N/A       (2.09%)    June 1, 1998
  PBHG Mid Cap Growth(/6/)..   (44.15%)    N/A      (40.04%)     May 1, 2000
  PBHG/NWQ Value
   Select(/6/)..............   (10.55%)    N/A       (1.66%)     May 1, 2000
  PIMCO Total Return(/1/)...     N/A       N/A         N/A       May 1, 2002
  Salomon All Cap...........    (6.72%)    N/A       (2.15%)     May 1, 2000
  Transamerica Convertible
   Securities(/1/)..........      N/A      N/A         N/A       May 1, 2002
  Transamerica Equity(/7/)..   (26.13%)    N/A      (26.32%)     May 1, 2000
  Transamerica Growth
   Opportunities(/7/).......      N/A      N/A        2.66%      May 1, 2001
  Transamerica U.S.
   Government
   Securities(/3/)..........    (3.75%)   3.94%       4.49%     May 13, 1994
  T. Rowe Price Dividend
   Growth(/5/)..............   (12.88%)    N/A       (3.55%)     May 1, 2000
  T. Rowe Price Equity
   Income(/3/)..............    (6.63%)   8.64%      12.80%    January 3, 1995
  T. Rowe Price Growth
   Stock(/3/)...............   (18.66%)  10.66%      15.17%    January 3, 1995
  T. Rowe Price Small Cap...   (18.34%)    N/A      (20.14%)     May 1, 2000
  Van Kampen Active
   International
   Allocation(/3/)..........   (31.38%)  (2.60%)      1.72%     April 8, 1991
  Van Kampen Asset
   Allocation(/3/)..........   (15.73%)   7.43%       9.45%     April 8, 1991
  Van Kampen Emerging
   Growth...................      N/A      N/A      (27.47%)     May 1,2001
  AIM V.I. Basic Value
   Fund - Series II
   shares(/1/)..............      N/A      N/A         N/A       May 1, 2002
  AIM V.I. Capital
   Appreciation Fund -
   Series II shares(/1/)....      N/A      N/A         N/A       May 1, 2002
  Alliance Growth & Income -
    Class B.................      N/A      N/A      (15.49%)     May 1, 2001
  Alliance Premier Growth -
    Class B.................      N/A      N/A       (2.55%)     May 1, 2001

                        TABLE 1 - A continued . . .


                   Standard Average Annual Total Returns


      (Assuming A Surrender Charge and No Managed Annuity Program or

                         Additional Death Distribution)
--------------------------------------------------------------------------------

                       Double Enhanced Death Benefit


              (Total Separate Account Annual Expenses: 1.55%)


-------------------------------------------------------------------------------
                                                     Inception
                                   1 Year   5 Year    of the      Subaccount
                                   Ended    Ended   Subaccount     Inception
            Subaccount            12/31/01 12/31/01 to 12/31/01      Date
-------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth - Service Shares......  (47.76%)   N/A     (55.84%)   October 9, 2000
  Janus Aspen - Strategic
   Value - Service Shares(/5/)..  (17.02%)   N/A     (14.22%)   October 9, 2000
  Janus Aspen - Worldwide
   Growth - Service Shares......  (31.04%)   N/A     (33.70%)   October 9, 2000
  MFS New Discovery Series -
    Service Class(/1/)..........    N/A      N/A        N/A       May 1, 2002
  MFS Total Return Series -
    Service Class(/1/)..........    N/A      N/A        N/A       May 1, 2002
  Fidelity - VIP Contrafund(R) -
    Service Class 2.............  (21.05%)   N/A     (17.75%)     May 1, 2000
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (13.92%)   N/A      (3.75%)     May 1, 2000
  Fidelity - VIP Growth -
    Service Class 2.............    N/A      N/A     (21.30%)     May 1, 2001
  Fidelity - VIP Growth
   Opportunities - Service Class
   2(/5/).......................  (23.19%)   N/A     (23.48%)     May 1, 2000
  Fidelity - VIP Mid Cap -
    Service Class 2.............  (12.23%)   N/A      (0.88%)     May 1, 2000
  Fidelity - VIP Value
   Strategies - Service Class
   2(/1/).......................    N/A      N/A        N/A       May 1, 2002

                                  TABLE 1 - B
                     Standard Average Annual Total Returns
         (Assuming A Surrender Charge and No Managed Annuity Program or
                         Additional Death Distribution)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.30%)

-------------------------------------------------------------------------------
                                                   Inception
                                1 Year    5 Year    of the       Subaccount
                                Ended     Ended   Subaccount      Inception
          Subaccount           12/31/01  12/31/01 to 12/31/01       Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation(/1/)...........    N/A       N/A        N/A        May 1, 2002
  Conservative Asset
   Allocation(/1/)...........    N/A       N/A        N/A        May 1, 2002
  Moderate Asset
   Allocation(/1/)...........    N/A       N/A        N/A        May 1, 2002
  Moderately Aggressive Asset
   Allocation(/1/)...........    N/A       N/A        N/A        May 1, 2002
  Alger Aggressive Growth....  (24.77%)    N/A      (33.71%)     May 1, 2000
  American Century Income &
   Growth....................    N/A       N/A      (14.16%)     May 1, 2001
  American Century
   International(/2/)........    N/A       N/A      (24.75%)     May 1, 2001
  BlackRock Global Science &
   Technology(/1/)...........    N/A       N/A        N/A        May 1, 2002
  BlackRock Mid Cap
   Growth(/1/)...............    N/A       N/A        N/A        May 1, 2002
  Capital Guardian
   Global(/3/)...............  (18.75%)    N/A       2.05%    February 2, 1998
  Capital Guardian U.S.
   Equity(/3/)(/4/)..........  (11.87%)    N/A      (9.22%)    October 9, 2000
  Capital Guardian
   Value(/3/)................   (1.97%)   6.13%     10.33%      May 27, 1993
  Clarion Real Estate
   Securities(/1/)...........    N/A       N/A        N/A        May 1, 2002
  Dreyfus Small Cap
   Value(/3/)................   21.26%    16.28%    14.32%       May 4, 1993
  Gabelli Global Growth......  (18.51%)    N/A      (20.02%)   October 9, 2000
  Goldman Sachs
   Growth(/5/)...............  (22.44%)    N/A      (18.92%)     May 1, 2000
  Great Companies -
    AmericaSM................    N/A       N/A      (9.77%)      May 1, 2001
  Great Companies -
    Global/2/ ...............  (25.15%)    N/A      (24.55%)   October 9, 2000
  Great Companies -
    TechnologySM.............    N/A       N/A      (30.66%)     May 1, 2001
  Janus Balanced (A/T)(/1/)..    N/A       N/A        N/A        May 1, 2002
  Janus Growth II
   (A/T)(/3/)................  (36.88%)   7.37%      9.96%      July 1, 1992
  Jennison Growth(/3/).......  (26.83%)   (3.62%)   (3.45%)   November 18, 1996
  J.P. Morgan Enhanced
   Index(/3/)................  (20.35%)    N/A       7.08%       May 1, 1997
  MFS High Yield(/3/)........   (4.79%)    N/A      (2.65%)     June 1, 1998
  PBHG Mid Cap Growth(/6/)...  (43.99%)    N/A      (39.87%)     May 1, 2000
  PBHG/NWQ Value
   Select(/6/)...............  (10.31%)    N/A      (1.40%)      May 1, 2000
  PIMCO Total Return(/1/)....    N/A       N/A        N/A        May 1, 2002
  Salomon All Cap............   (6.47%)    N/A      (1.89%)      May 1, 2000
  Transamerica Convertible
   Securities(/1/)...........    N/A       N/A        N/A        May 1, 2002
  Transamerica Equity(/7/)...  (25.93%)    N/A      (26.12%)     May 1, 2000
  Transamerica Growth
   Opportunities(/7/)........    N/A       N/A       2.67%       May 1, 2001
  Transamerica U.S.
   Government
   Securities(/3/)...........   (3.49%)   4.18%      4.73%      May 13, 1994
  T. Rowe Price Dividend
   Growth(/5/)...............  (12.64%)    N/A      (3.29%)      May 1, 2000
  T. Rowe Price Equity
   Income(/3/)...............   (6.38%)   8.92%     13.08%     January 3, 1995
  T. Rowe Price Growth
   Stock(/3/)................  (18.44%)   10.95%    15.45%     January 3, 1995
  T. Rowe Price Small Cap....  (18.12%)    N/A      (19.92%)     May 1, 2000
  Van Kampen Active
   International
   Allocation(/3/)...........  (31.19%)   (2.35%)    1.98%      April 8, 1991
  Van Kampen Asset
   Allocation(/3/)...........  (15.50%)   7.71%      9.72%      April 8, 1991
  Van Kampen Emerging
   Growth....................    N/A       N/A      (27.46%)     May 1, 2001
  AIM V.I. Basic Value Fund -
    Series II shares(/1/)....    N/A       N/A        N/A        May 1, 2002
  AIM V.I. Capital
   Appreciation Fund -
   Series II shares(/1/).....    N/A       N/A        N/A        May 1, 2002
  Alliance Growth & Income -
    Class B..................    N/A       N/A      (15.48%)     May 1, 2001
  Alliance Premier Growth -
    Class B..................    N/A       N/A      (22.54%)     May 1, 2001

                        TABLE 1 - B continued . . .


                   Standard Average Annual Total Returns


      (Assuming A Surrender Charge and No Managed Annuity Program or


                      Additional Death Distribution)

--------------------------------------------------------------------------------

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.30%)


------------------------------------------------------------------------------
                                                    Inception
                                 1 Year    5 Year    of the      Subaccount
                                 Ended     Ended   Subaccount     Inception
           Subaccount           12/31/01  12/31/01 to 12/31/01      Date
------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth - Service Shares..... (47.61%)    N/A      (55.71%)  October 9, 2000
  Janus Aspen - Strategic
   Value - Service
   Shares(/5/)................. (16.80%)    N/A      (13.99%)  October 9, 2000
  Janus Aspen - Worldwide
   Growth - Service Shares..... (30.85%)    N/A      (33.52%)  October 9, 2000
  MFS New Discovery Series -
    Service Class(/1/).........   N/A       N/A        N/A       May 1, 2002
  MFS Total Return Series -
    Service Class(/1/).........   N/A       N/A        N/A       May 1, 2002
  Fidelity - VIP
   Contrafund(R) - Service
   Class 2..................... (20.84%)    N/A      (17.53%)    May 1, 2000
  Fidelity - VIP Equity-
   Income - Service Class 2.... (13.69%)    N/A      (3.49%)     May 1, 2000
  Fidelity - VIP Growth -
    Service Class 2............   N/A       N/A      (21.29%)    May 1, 2001
  Fidelity - VIP Growth
   Opportunities -
   Service Class 2(/5/)........ (22.98%)    N/A      (23.27%)    May 1, 2000
  Fidelity - VIP Mid Cap -
    Service Class 2............ (12.00%)    N/A      (0.62%)     May 1, 2000
  Fidelity - VIP Value
   Strategies - Service Class
   2(/1/)......................   N/A       N/A        N/A       May 1, 2002


(/1/)The Aggressive Asset Allocation Subaccount, Conservative Asset Allocation
     Subaccount, Moderate Asset Allocation Subaccount, Moderately Aggressive Asset Allocation Subaccount, BlackRock Global Science & Technology Subaccount, BlackRock Mid Cap Growth Subaccount, Clarion Real Estate Securities Subaccount, Janus Balanced Subaccount, PIMCO Total Return Subaccount, Transamerica Convertible Securities Subaccount, AIM V.I. Basic Value Fund Subaccount - Series II shares, AIM V.I. Capital Appreciation Fund Subaccount - Series II shares, MFS New Discovery Series Subaccount - Service Class, MFS Total Return Series Subaccount - Service Class, and the Fidelity - VIP Value Strategies Subaccount - Service Class 2 had not commenced operations as of December 31, 2001, therefore, comparable information is not available.


(/2/)As of May 1, 2002, American Century International Subaccount was merged into International Equity Subaccount. International Equity Subaccount changed its name to American Century International Subaccount.


(/3/)As of May 1, 2002, the Endeavor Series Trust merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Capital Guardian Global Portfolio is now Capital Guardian Global; Capital Guardian U.S. Equity Portfolio is now Capital Guardian U.S. Equity; Capital Guardian Value Portfolio is now Capital Guardian Value; Dreyfus Small Cap Value Portfolio is now Dreyfus Small Cap Value; Endeavor Janus Growth Portfolio is now Janus Growth II (A/T); Jennison Growth Portfolio is now Jennison Growth; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; Endeavor High Yield Portfolio is now MFS High Yield; Dreyfus U.S. Government Securities Portfolio is now Transamerica U.S. Government Securities; T. Rowe Price Equity Income Portfolio is now
     T. Rowe Price Equity Income; T. Rowe Price Growth Stock Portfolio is now
     T. Rowe Price Growth Stock; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; and the Endeavor Asset Allocation Portfolio is now Van Kampen Asset Allocation. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


(/4/)Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.


(/5/)The Goldman Sachs Growth Subaccount, T. Rowe Price Dividend Growth
     Subaccount, Janus Aspen -Strategic Value Subaccount - Service Shares, and the Fidelity - VIP Growth Opportunities Subaccount -Service Class 2 are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if an owner surrenders all of his or her money from those subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.


(/6/)Prior to May 1, 2002, the PBHG Mid Cap Growth Subaccount was called
     Pilgrim Baxter Mid Cap Growth Subaccount; and the PBHG/NWQ Value Select Subaccount was called NWQ Value Equity Subaccount.


(/7/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. and renamed as follows: Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2, like Table 1, does not reflect the charge for any optional rider.

                                  TABLE 2 - A
                 Non-Standardized Average Annual Total Returns
           (Assuming No Surrender Charge, Managed Annuity Program or
                         Additional Death Distribution)
--------------------------------------------------------------------------------
                         Double Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)

-------------------------------------------------------------------------------
                                                   Inception
                                 1 Year   5 Year    of the       Subaccount
                                 Ended    Ended   Subaccount      Inception
           Subaccount           12/31/01 12/31/01 to 12/31/01       Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation(/1/)............    N/A      N/A        N/A        May 1, 2002
  Conservative Asset
   Allocation(/1/)............    N/A      N/A        N/A        May 1, 2002
  Moderate Asset
   Allocation(/1/)............    N/A      N/A        N/A        May 1, 2002
  Moderately Aggressive Asset
   Allocation(/1/)............    N/A      N/A        N/A        May 1, 2002
  Alger Aggressive Growth.....  (17.74%)   N/A     (28.32%)      May 1, 2000
  American Century Income &
   Growth.....................    N/A      N/A      (6.17%)      May 1, 2001
  American Century
   International(/2/).........    N/A      N/A     (16.76%)      May 1, 2001
  BlackRock Global Science &
   Technology(/1/)............    N/A      N/A        N/A        May 1, 2002
  BlackRock Mid Cap
   Growth(/1/)................    N/A      N/A        N/A        May 1, 2002
  Capital Guardian
   Global(/3/)................  (11.74%)   N/A       3.06%    February 2, 1998
  Capital Guardian U.S.
   Equity(/3/)(/4/)...........  (4.87%)    N/A      (3.47%)    October 9, 2000
  Capital Guardian
   Value(/3/).................    5.00%    6.29%     10.11%     May 27, 1993
  Clarion Real Estate
   Securities(/1/)............    N/A      N/A        N/A        May 1, 2002
  Dreyfus Small Cap
   Value(/3/).................   26.81%   16.02%     14.07%      May 4, 1993
  Gabelli Global Growth.......  (11.49%)   N/A     (14.08%)    October 9, 2000
  Goldman Sachs Growth(/5/)...  (15.41%)   N/A     (14.23%)      May 1, 2000
  Great Companies -
    AmericaSM.................    N/A      N/A      (1.79%)      May 1, 2001
  Great Companies -
    Global/2/ ................  (18.11%)   N/A     (18.51%)    October 9, 2000
  Great Companies -
    TechnologySM..............    N/A      N/A     (22.68%)      May 1, 2001
  Janus Balanced (A/T)(/1/)...    N/A      N/A        N/A        May 1, 2002
  Janus Growth II (A/T)(/3/)..  (29.81%)   7.47%     9.73%      July 1, 1992
  Jennison Growth(/3/)........  (19.80%) (3.00%)    (2.85%)   November 18, 1996
  J.P. Morgan Enhanced
   Index(/3/).................  (13.33%)   N/A       7.34%       May 1, 1997
  MFS High Yield(/3/).........    2.19%    N/A      (1.28%)     June 1, 1998
  PBHG Mid Cap Growth(/6/)....  (36.91%)   N/A     (34.12%)      May 1, 2000
  PBHG/NWQ Value Select(/6/)..  (3.32%)    N/A       2.67%       May 1, 2000
  PIMCO Total Return(/1/).....    N/A      N/A        N/A        May 1, 2002
  Salomon All Cap.............    0.52%    N/A       2.20%       May 1, 2000
  Transamerica Convertible
   Securities(/1/)............    N/A      N/A        N/A        May 1, 2002
  Transamerica Equity(/7/)....  (18.89%)   N/A     (21.11%)      May 1, 2000
  Transamerica Growth
   Opportunities(/7/).........    N/A      N/A       10.66%      May 1, 2001
  Transamerica U.S. Government
   Securities(/3/)............    3.48%    4.49%     4.52%      May 13, 1994
  T. Rowe Price Dividend
   Growth(/5/)................  (5.64%)    N/A       0.85%       May 1, 2000
  T. Rowe Price Equity
   Income(/3/)................    0.60%    8.94%     12.84%    January 3, 1995
  T. Rowe Price Growth
   Stock(/3/).................  (11.43%)  10.87%     15.21%    January 3, 1995
  T. Rowe Price Small Cap.....  (11.10%)   N/A     (15.19%)      May 1, 2000
  Van Kampen Active
   International
   Allocation(/3/)............  (24.14%) (1.78%)     1.76%      April 8, 1991
  Van Kampen Asset
   Allocation(/3/)............  (8.49%)    7.79%     9.48%      April 8, 1991
  Van Kampen Emerging Growth..    N/A      N/A     (19.47%)      May 1, 2001
  AIM V.I. Basic Value Fund -
    Series II shares(/1/).....    N/A      N/A        N/A        May 1, 2002
  AIM V.I. Capital
   Appreciation Fund -
   Series II shares(/1/)......    N/A      N/A        N/A        May 1, 2002
  Alliance Growth & Income -
    Class B...................    N/A      N/A      (7.49%)      May 1, 2001
  Alliance Premier Growth -
    Class B...................    N/A      N/A     (14.55%)      May 1, 2001

                        TABLE 2 - A continued . . .


               Non-Standardized Average Annual Total Returns


         (Assuming No Surrender Charge, Managed Annuity Program or


                      Additional Death Distribution)

-------------------------------------------------------------------------------

                       Double Enhanced Death Benefit


              (Total Separate Account Annual Expenses: 1.55%)


-------------------------------------------------------------------------------
                                                     Inception
                                   1 Year   5 Year    of the      Subaccount
                                   Ended    Ended   Subaccount     Inception
            Subaccount            12/31/01 12/31/01 to 12/31/01      Date
-------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth - Service Shares......  (40.52%)   N/A     (48.86%)   October 9, 2000
  Janus Aspen - Strategic
   Value - Service Shares(/5/)..  (9.79%)    N/A      (8.15%)   October 9, 2000
  Janus Aspen - Worldwide
   Growth - Service Shares......  (23.81%)   N/A     (27.29%)   October 9, 2000
  MFS New Discovery Series -
    Service Class(/1/)..........    N/A      N/A        N/A       May 1, 2002
  MFS Total Return Series -
    Service Class(/1/)..........    N/A      N/A        N/A       May 1, 2002
  Fidelity - VIP Contrafund(R) -
    Service Class 2.............  (13.81%)   N/A     (12.89%)     May 1, 2000
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (6.68%)    N/A       0.65%      May 1, 2000
  Fidelity - VIP Growth -
    Service Class 2.............    N/A      N/A     (13.30%)     May 1, 2001
  Fidelity - VIP Growth
   Opportunities -
   Service Class 2(/5/).........  (15.95%)   N/A     (18.40%)     May 1, 2000
  Fidelity - VIP Mid Cap -
    Service Class 2.............  (5.00%)    N/A       3.43%      May 1, 2000
  Fidelity - VIP Value
   Strategies - Service Class
   2(/1/).......................    N/A      N/A        N/A       May 1, 2002

                                  TABLE 2 - B
                 Non-Standardized Average Annual Total Returns
           (Assuming No Surrender Charge, Managed Annuity Program or
                         Additional Death Distribution)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.30%)

-------------------------------------------------------------------------------
                                                   Inception
                                 1 Year   5 Year    of the       Subaccount
                                 Ended    Ended   Subaccount      Inception
           Subaccount           12/31/01 12/31/01 to 12/31/01       Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation(/1/)............    N/A      N/A        N/A        May 1, 2002
  Conservative Asset
   Allocation(/1/)............    N/A      N/A        N/A        May 1, 2002
  Moderate Asset
   Allocation(/1/)............    N/A      N/A        N/A        May 1, 2002
  Moderately Aggressive Asset
   Allocation(/1/)............    N/A      N/A        N/A        May 1, 2002
  Alger Aggressive Growth.....  (17.53%)   N/A     (28.15%)      May 1, 2000
  American Century Income &
   Growth.....................    N/A      N/A      (6.16%)      May 1, 2001
  American Century
   International(/2/).........    N/A      N/A     (16.75%)      May 1, 2001
  BlackRock Global Science &
   Technology(/1/)............    N/A      N/A        N/A        May 1, 2002
  BlackRock Mid Cap
   Growth(/1/)................    N/A      N/A        N/A        May 1, 2002
  Capital Guardian
   Global(/3/)................  (11.52%)   N/A       3.32%    February 2, 1998
  Capital Guardian U.S.
   Equity(/3/)(/4/)...........  (4.63%)    N/A      (3.23%)    October 9, 2000
  Capital Guardian
   Value(/3/).................   5.26%    6.56%     10.37%      May 27, 1993
  Clarion Real Estate
   Securities(/1/)............    N/A      N/A        N/A        May 1, 2002
  Dreyfus Small Cap
   Value(/3/).................   27.13%   16.31%    14.35%       May 4, 1993
  Gabelli Global Growth.......  (11.27%)   N/A     (13.87%)    October 9, 2000
  Goldman Sachs Growth(/5/)...  (15.21%)   N/A     (14.02%)      May 1, 2000
  Great Companies -
    AmericaSM.................    N/A      N/A      (1.77%)      May 1, 2001
  Great Companies -
    Global/2/ ................  (17.91%)   N/A     (18.31%)    October 9, 2000
  Great Companies -
    TechnologySM..............    N/A      N/A     (22.66%)      May 1, 2001
  Janus Balanced (A/T)(/1/)...    N/A      N/A        N/A        May 1, 2002
  Janus Growth II (A/T)(/3/)..  (29.64%)  7.74%     10.00%      July 1, 1992
  Jennison Growth(/3/)........  (19.60%) (2.76%)    (2.61%)   November 18, 1996
  J.P. Morgan Enhanced
   Index(/3/).................  (13.12%)   N/A       7.61%       May 1, 1997
  MFS High Yield(/3/).........   2.44%     N/A      (1.03%)     June 1, 1998
  PBHG Mid Cap Growth(/6/)....  (36.76%)   N/A     (33.96%)      May 1, 2000
  PBHG/NWQ Value Select(/6/)..  (3.08%)    N/A       2.93%       May 1, 2000
  PIMCO Total Return(/1/).....    N/A      N/A        N/A        May 1, 2002
  Salomon All Cap.............   0.77%     N/A       2.46%       May 1, 2000
  Transamerica Convertible
   Securities(/1/)............    N/A      N/A        N/A        May 1, 2002
  Transamerica Equity(/7/)....  (18.69%)   N/A     (20.92%)      May 1, 2000
  Transamerica Growth
   Opportunities(/7/).........    N/A      N/A      10.67%       May 1, 2001
  Transamerica U.S. Government
   Securities(/3/)............   3.74%    4.72%      4.76%      May 13, 1994
  T. Rowe Price Dividend
   Growth(/5/)................  (5.40%)    N/A       1.10%       May 1, 2000
  T. Rowe Price Equity
   Income(/3/)................   0.85%    9.21%     13.12%     January 3, 1995
  T. Rowe Price Growth
   Stock(/3/).................  (11.20%)  11.15%    15.49%     January 3, 1995
  T. Rowe Price Small Cap.....  (10.88%)   N/A     (14.98%)      May 1, 2000
  Van Kampen Active
   International
   Allocation(/3/)............  (23.95%) (1.53%)     2.01%      April 8, 1991
  Van Kampen Asset
   Allocation(/3/)............  (8.26%)   8.06%      9.75%      April 8, 1991
  Van Kampen Emerging Growth..    N/A      N/A     (19.46%)      May 1,2001
  AIM V.I. Basic Value Fund -
    Series II shares(/1/).....    N/A      N/A        N/A        May 1, 2002
  AIM V.I. Capital
   Appreciation Fund -
   Series II shares(/1/)......    N/A      N/A        N/A        May 1, 2002
  Alliance Growth & Income -
    Class B...................    N/A      N/A      (7.48%)      May 1, 2001
  Alliance Premier Growth -
    Class B...................    N/A      N/A     (14.54%)      May 1, 2001

                        TABLE 2 - B continued . . .


               Non-Standardized Average Annual Total Returns


         (Assuming No Surrender Charge, Managed Annuity Program or


                      Additional Death Distribution)

--------------------------------------------------------------------------------

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.30%)


-------------------------------------------------------------------------------
                                                     Inception
                                   1 Year   5 Year    of the      Subaccount
                                   Ended    Ended   Subaccount     Inception
            Subaccount            12/31/01 12/31/01 to 12/31/01      Date
-------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth - Service Shares......  (40.37%)   N/A     (48.73%)   October 9, 2000
  Janus Aspen - Strategic
   Value - Service Shares(/5/)..  (9.56%)    N/A      (7.93%)   October 9, 2000
  Janus Aspen - Worldwide
   Growth - Service Shares......  (23.62%)   N/A     (27.11%)   October 9, 2000
  MFS New Discovery Series -
    Service Class(/1/)..........    N/A      N/A        N/A       May 1, 2002
  MFS Total Return Series -
    Service Class(/1/)..........    N/A      N/A        N/A       May 1, 2002
  Fidelity - VIP Contrafund(R) -
    Service Class 2 ............  (13.60%)   N/A     (12.68%)     May 1, 2000
  Fidelity - VIP Equity-Income -
    Service Class 2.............  (6.45%)    N/A       0.90%      May 1, 2000
  Fidelity - VIP Growth -
    Service Class 2.............    N/A      N/A     (13.29%)     May 1, 2001
  Fidelity - VIP Growth
   Opportunities - Service Class
   2(/5/).......................  (15.74%)   N/A     (18.20%)     May 1, 2000
  Fidelity - VIP Mid Cap -
    Service Class 2.............  (4.76%)    N/A       3.69%      May 1, 2000
  Fidelity - VIP Value
   Strategies - Service Class
   2(/1/).......................    N/A      N/A        N/A       May 1, 2002


(/1/)The Aggressive Asset Allocation Subaccount, Conservative Asset Allocation
     Subaccount, Moderate Asset Allocation Subaccount, Moderately Aggressive Asset Allocation Subaccount, BlackRock Global Science & Technology Subaccount, BlackRock Mid Cap Growth Subaccount, Clarion Real Estate Securities Subaccount, Janus Balanced Subaccount, PIMCO Total Return Subaccount, Transamerica Convertible Securities Subaccount, AIM V.I. Basic Value Fund Subaccount - Series II shares, AIM V.I. Capital Appreciation Fund Subaccount - Series II shares, MFS New Discovery Series Subaccount -
      Service Class, MFS Total Return Series Subaccount - Service Class, and the Fidelity - VIP Value Strategies Subaccount - Service Class 2 had not commenced operations as of December 31, 2001, therefore, comparable information is not available.


(/2/)As of May 1, 2002, American Century International Subaccount was merged into International Equity Subaccount. International Equity Subaccount changed its name to American Century International Subaccount.


(/3/)As of May 1, 2002, the Endeavor Series Trust merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Capital Guardian Global Portfolio is now Capital Guardian Global; Capital Guardian U.S. Equity Portfolio is now Capital Guardian U.S. Equity; Capital Guardian Value Portfolio is now Capital Guardian Value; Dreyfus Small Cap Value Portfolio is now Dreyfus Small Cap Value; Endeavor Janus Growth Portfolio is now Janus Growth II (A/T); Jennison Growth Portfolio is now Jennison Growth; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; Endeavor High Yield Portfolio is now MFS High Yield; Dreyfus U.S. Government Securities Portfolio is now Transamerica U.S. Government Securities; T. Rowe Price Equity Income Portfolio is now
     T. Rowe Price Equity Income; T. Rowe Price Growth Stock Portfolio is now
     T. Rowe Price Growth Stock; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; and the Endeavor Asset Allocation Portfolio is now Van Kampen Asset Allocation. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


(/4/)Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.


(/5/)The Goldman Sachs Growth Subaccount, T. Rowe Price Dividend Growth
     Subaccount, Janus Aspen Strategic Value Subaccount - Service Shares, and the Fidelity - VIP Growth Opportunities Subaccount - Service Class 2 are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if an owner surrenders all of his or her money from those subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.


(/6/)Prior to May 1, 2002, the PBHG Mid Cap Growth Subaccount was called
     Pilgrim Baxter Mid Cap Growth Subaccount; and the PBHG/NWQ Value Select Subaccount was called NWQ Value Equity Subaccount.


(/7/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. and renamed as follows: Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

Adjusted Historical Performance Data of the Portfolios. The following performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner's policy values.

In addition, Transamerica may present historic performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Tables 3 and 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge and surrender charges. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Tables 3 and Table 4 do not reflect the charge of any optional rider.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2001, were as follows:

                                  TABLE 3 - A
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/) (Assuming A Surrender Charge, and No Managed Annuity Program or Additional
                              Death Distribution)
--------------------------------------------------------------------------------
                         Double Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)

-------------------------------------------------------------------------------
                                                               Corresponding
                                                  10 Year        Portfolio
           Portfolio            1 Year  5 Year  or Inception   Inception Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Conservative Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Moderate Asset Allocation..    N/A      N/A       N/A         May 1, 2002
  Moderately Aggressive Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Alger Aggressive Growth....  (24.98%) 10.45%     11.73%      March 1, 1994
  American Century Income &
   Growth....................    N/A      N/A     (14.17%)      May 1, 2001
  American Century
   International(/2/)........    N/A      N/A     (24.76%)      May 1, 2001
  BlackRock Global Science &
   Technology................    N/A      N/A     (4.09%)     August 16, 2001
  BlackRock Mid Cap Growth...    N/A      N/A     (5.79%)     August 16, 2001
  Capital Guardian
   Global(/3/)...............  (18.98%)   N/A      1.77%      February 3, 1998
  Capital Guardian U.S.
   Equity(/3/)...............  (12.10%)   N/A     (9.46%)     October 9, 2000
  Capital Guardian
   Value(/3/)................  (2.24%)   5.85%     10.07%       May 27, 1993
  Clarion Real Estate
   Securities................   2.12%     N/A      1.56%        May 1, 1998
  Dreyfus Small Cap
   Value(/3/)................   20.92%  15.99%     14.03%       May 4, 1993
  Gabelli Global Growth......  (18.73%)   N/A     (21.14%)   September 1, 2000
  Goldman Sachs Growth(/4/)..  (22.65%)   N/A     (6.87%)       May 3, 1999
  Great Companies -
    America SM...............  (20.79%)   N/A     (6.05%)       May 1, 2000
  Great Companies -
    Global/2/ ...............  (25.35%)   N/A     (29.89%)   September 1, 2000
  Great Companies -
    TechnologySM.............  (45.17%)   N/A     (47.49%)      May 1, 2000
  Janus Balanced (A/T).......    N/A      N/A       N/A         May 1, 2002
  Janus Growth II
   (A/T)(/3/)................  (37.05%)  7.09%    (17.64%)      May 1, 1999
  Jennison Growth(/3/).......  (27.03%) (3.87%)   (3.70%)    November 18, 1996
  J.P. Morgan Enhanced
   Index(/3/)................  (20.57%)   N/A      6.80%        May 1, 1997
  MFS High Yield(/3/)........  (5.05%)    N/A     (2.90%)       June 1, 1998
  PBHG Mid Cap Growth(/5/)...  (44.15%)   N/A     (4.94%)       May 3, 1999
  PBHG/NWQ Value
   Select(/5/)...............  (10.55%)  5.65%     7.20%        May 1, 1996
  PIMCO Total Return.........    N/A      N/A       N/A         May 1, 2002
  Salomon All Cap............  (6.72%)    N/A      10.10%       May 3, 1999
  Transamerica Convertible
   Securities................    N/A      N/A       N/A         May 1, 2002
  Transamerica Equity(/6/)...  (26.13%) 14.76%    18.44%+    February 26, 1969
  Transamerica Growth
   Opportunities(/6/)........    N/A      N/A      2.66%        May 1, 2001
  Transamerica U.S.
   Government
   Securities(/3/)...........  (3.75%)   3.94%     4.49%        May 13, 1994
  T. Rowe Price Dividend
   Growth(/4/)...............  (12.88%)   N/A     (5.02%)       May 3, 1999
  T. Rowe Price Equity
   Income(/3/)...............  (6.63%)   8.64%     12.80%     January 3, 1995
  T. Rowe Price Growth
   Stock(/3/)................  (18.66%)  10.66%    15.17%     January 3, 1995
  T. Rowe Price Small Cap....  (18.34%)   N/A      1.30%        May 3, 1999
  Van Kampen Active
   International
   Allocation(/3/)...........  (31.38%) (2.60%)    1.46%+      April 8, 1991
  Van Kampen Asset
   Allocation(/3/)...........  (15.73%)  7.43%     8.90%+      April 8, 1991
  Van Kampen Emerging
   Growth....................  (41.51%) 12.65%     15.07%      March 1, 1993
  AIM V.I. Basic Value Fund -
    Series II shares.........    N/A      N/A     (5.87%)    September 10, 2001
  AIM V.I. Capital
   Appreciation Fund -
   Series II shares(/7/).....  (31.73%)  3.82%     9.99%        May 5, 1993
  Alliance Growth & Income -
    Class B..................  (8.61%)    N/A      1.91%        June 1, 1999
  Alliance Premier Growth -
    Class B..................  (25.91%)   N/A     (14.13%)     July 14, 1999
-------------------------------------------------------------------------------


 +  Ten Year Date

                        TABLE 3 - A continued . . .


   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)


   (Assuming A Surrender Charge, and No Managed Annuity Program or Additional
                            Death Distribution)

--------------------------------------------------------------------------------

                       Double Enhanced Death Benefit


              (Total Separate Account Annual Expenses: 1.55%)


-------------------------------------------------------------------------------
                                                               Corresponding
                                                  10 Year        Portfolio
           Portfolio             1 Year  5 Year or Inception   Inception Date
-------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth - Service
   Shares(/8/)................  (47.76%) 5.70%     11.09%    September 13, 1993
  Janus Aspen - Strategic
   Value - Service
   Shares(/4/)(/8/)...........  (17.02%)  N/A     (10.96%)      May 1, 2000
  Janus Aspen - Worldwide
   Growth - Service
   Shares(/8/)................  (31.04%) 8.89%     13.80%    September 13, 1993
  MFS New Discovery Series -
    Service Class(/9/)........  (13.96%)  N/A     (13.10%)      May 1, 2000
  MFS Total Return Series -
    Service Class(/9/)........  (3.22%)   N/A      6.23%        May 1, 2000
  Fidelity - VIP
   Contrafund(R) - Service
   Class 2(/10/)..............  (21.05%) 8.30%     13.85%     January 3, 1995
  Fidelity - VIP Equity-
   Income - Service Class
   2(/10/)....................  (13.92%) 7.20%    11.76%+     October 9, 1986
  Fidelity - VIP Growth -
    Service Class 2(/10/).....  (26.37%) 9.55%    11.56%+     October 9, 1986
  Fidelity - VIP Growth
   Opportunities -
   Service Class 2(/4/)(/10/).. (23.19%) 1.28%     7.55%      January 3, 1995
  Fidelity - VIP Mid Cap -
    Service Class 2(/10/).....  (12.23%)  N/A      23.29%    December 28, 1998
  Fidelity - VIP Value
   Strategies - Service Class
   2..........................    N/A     N/A       N/A      February 25, 2002
-------------------------------------------------------------------------------


 +Ten Year Date

                                  TABLE 3 - B
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/) (Assuming A Surrender Charge, and No Managed Annuity Program or Additional
                              Death Distribution)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.30%)

-------------------------------------------------------------------------------
                                                               Corresponding
                                                  10 Year        Portfolio
           Portfolio            1 Year  5 Year  or Inception   Inception Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Conservative Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Moderate Asset Allocation..    N/A      N/A       N/A         May 1, 2002
  Moderately Aggressive Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Alger Aggressive Growth....  (24.77%) 10.74%     12.00%      March 1, 1994
  American Century Income &
   Growth....................    N/A      N/A     (14.02%)      May 1, 2001
  American Century
   International(/2/)........    N/A      N/A     (24.63%)      May 1, 2001
  BlackRock Global Science &
   Technology................    N/A      N/A     (4.01%)     August 16, 2001
  BlackRock Mid Cap Growth...    N/A      N/A     (5.68%)     August 16, 2001
  Capital Guardian
   Global(/3/)...............  (18.75%)   N/A      2.05%      February 3, 1998
  Capital Guardian U.S.
   Equity(/3/)...............  (11.87%)   N/A     (9.22%)     October 9, 2000
  Capital Guardian
   Value(/3/)................  (1.97%)   6.13%     10.33%       May 27, 1993
  Clarion Real Estate
   Securities................   2.39%     N/A      1.85%        May 1, 1998
  Dreyfus Small Cap
   Value(/3/)................   21.26%  16.28%     14.32%       May 4, 1993
  Gabelli Global Growth......  (18.51%)   N/A     (20.93%)   September 1, 2000
  Goldman Sachs Growth(/4/)..  (22.44%)   N/A     (6.62%)       May 3, 1999
  Great Companies -
    AmericaSM................  (20.58%)   N/A     (5.79%)       May 1, 2000
  Great Companies -
    Global/2/ ...............  (25.15%)   N/A     (29.69%)   September 1, 2000
  Great Companies -
    TechnologySM.............  (45.02%)   N/A     (47.33%)      May 1, 2000
  Janus Balanced (A/T).......    N/A      N/A       N/A         May 1, 2002
  Janus Growth II
   (A/T)(/3/)................  (36.88%)  7.37%    (17.41%)      May 1, 1999
  Jennison Growth(/3/).......  (26.86%) (3.62%)   (3.45%)    November 18, 1996
  J.P. Morgan Enhanced
   Index(/3/)................  (20.35%)   N/A      7.08%        May 1, 1997
  MFS High Yield(/3/)........  (4.79%)    N/A     (2.65%)       June 1, 1998
  PBHG Mid Cap Growth(/5/)...  (43.99%)   N/A     (4.69%)       May 3, 1999
  PBHG/NWQ Value
   Select(/5/)...............  (10.31%)  5.93%     7.49%        May 1, 1996
  PIMCO Total Return.........    N/A      N/A       N/A         May 1, 2002
  Salomon All Cap............  (6.47%)    N/A      10.41%       May 3, 1999
  Transamerica Convertible
   Securities................    N/A      N/A       N/A         May 1, 2002
  Transamerica Equity(/6/)...  (25.93%) 15.05%     18.73%    February 26, 1969
  Transamerica Growth
   Opportunities(/6/)........    N/A      N/A      2.84%        May 1, 2001
  Transamerica U.S.
   Government
   Securities(/3/)...........  (3.49%)   4.18%     4.73%        May 13, 1994
  T. Rowe Price Dividend
   Growth(/4/)...............  (12.64%)   N/A     (4.77%)       May 3, 1999
  T. Rowe Price Equity
   Income(/3/)...............  (6.38%)   8.92%     13.08%     January 3, 1995
  T. Rowe Price Growth
   Stock(/3/)................  (18.44%) 10.95%     15.45%     January 3, 1995
  T. Rowe Price Small Cap....  (18.12%)   N/A      1.58%        May 3, 1999
  Van Kampen Active
   International
   Allocation(/3/)...........  (31.19%) (2.35%)    1.71%+      April 8, 1991
  Van Kampen Asset
   Allocation(/3/)...........  (15.50%)  7.71%     9.17%+      April 8, 1991
  Van Kampen Emerging
   Growth....................  (41.34%) 12.94%     15.35%      March 1, 1993
  AIM V.I. Basic Value Fund -
    Series II shares.........    N/A      N/A     (5.80%)    September 10, 2001
  AIM V.I. Capital
   Appreciation Fund -
   Series II shares(/7/).....  (31.53%)  4.10%     10.27%       May 5, 1993
  Alliance Growth & Income -
    Class B..................  (8.37%)    N/A      2.20%        June 1, 1999
  Alliance Premier Growth -
    Class B..................  (25.71%)   N/A     (14.00%)     July 14, 1999
-------------------------------------------------------------------------------
  + Ten Year Date

                        TABLE 3 - B continued . . .


   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)


   (Assuming A Surrender Charge, and No Managed Annuity Program or Additional
                            Death Distribution)

--------------------------------------------------------------------------------

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.30%)


-------------------------------------------------------------------------------
                                                               Corresponding
                                                  10 Year        Portfolio
           Portfolio             1 Year  5 Year or Inception   Inception Date
-------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth -
   Service Shares(/8/)........  (47.61%) 5.98%     11.37%    September 13, 1993
  Janus Aspen - Strategic
   Value - Service
   Shares(/4/)(/8/)...........  (16.80%)  N/A     (10.72%)      May 1, 2000
  Janus Aspen - Worldwide
   Growth -
   Service Shares(/8/)........  (30.85%) 9.18%     14.08%    September 13, 1993
  MFS New Discovery Series -
    Service Class(/9/)........  (13.72%)  N/A     (12.86%)      May 1, 2000
  MFS Total Return Series -
    Service Class(/9/)........  (2.96%)   N/A      6.53%        May 1, 2000
  Fidelity - VIP
   Contrafund(R) - Service
   Class 2(/10/)..............  (20.84%) 8.59%     14.14%     January 3, 1995
  Fidelity - VIP Equity-
   Income - Service Class
   2(/10/)....................  (13.69%) 7.48%    12.04%+     October 9, 1986
  Fidelity - VIP Growth -
    Service Class 2(/10/).....  (26.17%) 9.84%    11.84%+     October 9, 1986
  Fidelity - VIP Growth
   Opportunities -
   Service Class 2(/4/)(/10/).. (22.98%) 1.55%     7.83%      January 3, 1995
  Fidelity - VIP Mid Cap -
    Service Class 2(/10/).....  (12.00%)  N/A      23.62%    December 28, 1998
  Fidelity - VIP Value
   Strategies - Service  Class
   2..........................    N/A     N/A       N/A      February 25, 2002
-------------------------------------------------------------------------------

 +Ten Year Date

(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(/2/)As of May 1, 2002, American Century International portfolio was merged into International Equity portfolio. International Equity portfolio changed its name to American Century International portfolio.


(/3/)As of May 1, 2002, the Endeavor Series Trust merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Capital Guardian Global Portfolio is now Capital Guardian Global; Capital Guardian U.S. Equity Portfolio is now Capital Guardian U.S. Equity; Capital Guardian Value Portfolio is now Capital Guardian Value; Dreyfus Small Cap Value Portfolio is now Dreyfus Small Cap Value; Endeavor Janus Growth Portfolio is now Janus Growth II (A/T); Jennison Growth Portfolio is now Jennison Growth; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; Endeavor High Yield Portfolio is now MFS High Yield; Dreyfus U.S. Government Securities Portfolio is now Transamerica U.S. Government Securities; T. Rowe Price Equity Income Portfolio is now
     T. Rowe Price Equity Income; T. Rowe Price Growth Stock Portfolio is now
     T. Rowe Price Growth Stock; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; and the Endeavor Asset Allocation Portfolio is now Van Kampen Asset Allocation. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


(/4/)The Goldman Sachs Growth portfolio, T. Rowe Price Dividend Growth portfolio, Janus Aspen - Strategic Value portfolio - Service Shares, and the Fidelity - VIP Growth Opportunities portfolio - Service Class 2 are only available to owners that held an investment in those portfolios on May 1, 2002. However, if an owner surrenders all of his or her money from those portfolios after May 1, 2002, that owner may not reinvest in those portfolios.

(/5/)Prior to May 1, 2002, the PBHG Mid Cap Growth portfolio was called Pilgrim
     Baxter Mid Cap Growth portfolio, and the PBHG/NWQ Value Select portfolio was called NWQ Value Equity portfolio.


(/6/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. and renamed as follows:
     Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


(/7/)Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.


(/8/)Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.


(/9/)Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.


(/10/)Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.


The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

                                  TABLE 4 - A
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/) (Assuming No Surrender Charge, Managed Annuity Program or Additional Death
                                 Distribution)
--------------------------------------------------------------------------------
                         Double Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)

--------------------------------------------------------------------------------

                                                               Corresponding
                                                  10 Year        Portfolio
           Portfolio            1 Year  5 Year  or Inception   Inception Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Conservative Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Moderate Asset Allocation..    N/A      N/A       N/A         May 1, 2002
  Moderately Aggressive Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Alger Aggressive Growth....  (17.74%) 10.67%     11.76%      March 1, 1994
  American Century Income &
   Growth....................    N/A      N/A     (6.17%)       May 1, 2001
  American Century
   International(/2/)........    N/A      N/A     (16.76%)      May 1, 2001
  BlackRock Global Science &
   Technology................    N/A      N/A      3.91%      August 16, 2001
  BlackRock Mid Cap Growth...    N/A      N/A      2.21%      August 16, 2001
  Capital Guardian
   Global(/3/)...............  (11.74%)   N/A      3.06%      February 3, 1998
  Capital Guardian U.S.
   Equity(/3/)...............  (4.87%)    N/A     (3.47%)     October 9, 2000
  Capital Guardian
   Value(/3/)................   5.00%    6.29%     10.11%       May 27, 1993
  Clarion Real Estate
   Securities................   9.36%     N/A      2.96%        May 1, 1998
  Dreyfus Small Cap
   Value(/3/)................   26.81%  16.02%     14.07%       May 4, 1993
  Gabelli Global Growth......  (11.49%)   N/A     (15.32%)   September 1, 2000
  Goldman Sachs Growth(/4/)..  (15.41%)   N/A     (4.23%)       May 3, 1999
  Great Companies -
    AmericaSM................  (13.56%)   N/A     (1.58%)       May 1, 2000
  Great Companies -
    Global/2/ ...............  (18.11%)   N/A     (23.85%)   September 1, 2000
  Great Companies -
    TechnologySM.............  (37.94%)   N/A     (41.08%)      May 1, 2000
  Janus Balanced (A/T).......    N/A      N/A       N/A         May 1, 2002
  Janus Growth II
   (A/T)(/3/)................  (29.81%)  7.47%    (14.44%)      May 1, 1999
  Jennison Growth(/3/).......  (19.80%) (3.00%)   (2.85%)    November 18, 1996
  J.P. Morgan Enhanced
   Index(/3/)................  (13.33%)   N/A      7.34%        May 1, 1997
  MFS High Yield(/3/)........   2.19%     N/A     (1.28%)       June 1, 1998
  PBHG Mid Cap Growth(/5/)...  (36.91%)   N/A     (2.39%)       May 3, 1999
  PBHG/NWQ Value
   Select(/5/)...............  (3.32%)   6.10%     7.49%        May 1, 1996
  PIMCO Total Return.........    N/A      N/A       N/A         May 1, 2002
  Salomon All Cap............   0.52%     N/A      11.60%       May 3, 1999
  Transamerica Convertible
   Securities................    N/A      N/A       N/A         May 1, 2002
  Transamerica Equity(/6/)...  (18.89%) 14.80%    18.47%+    February 26, 1969
  Transamerica Growth
   Opportunities(/6/)........    N/A      N/A      10.66%       May 1, 2001
  Transamerica U.S.
   Government
   Securities(/3/)...........   3.48%    4.49%     4.52%        May 13, 1994
  T. Rowe Price Dividend
   Growth(/4/)...............  (5.64%)    N/A     (2.47%)       May 3, 1999
  T. Rowe Price Equity
   Income(/3/)...............   0.60%    8.94%     12.84%     January 3, 1995
  T. Rowe Price Growth
   Stock(/3/)................  (11.43%) 10.87%     15.21%     January 3, 1995
  T. Rowe Price Small Cap....  (11.10%)   N/A      3.60%        May 3, 1999
  Van Kampen Active
   International
   Allocation(/3/)...........  (24.14%) (1.78%)    1.49%+      April 8, 1991
  Van Kampen Asset
   Allocation(/3/)...........  (8.49%)   7.79%     8.93%+      April 8, 1991
  Van Kampen Emerging
   Growth....................  (34.27%) 12.77%     15.10%      March 1, 1993
  AIM V.I. Basic Value Fund -
    Series II shares.........    N/A      N/A      2.13%     September 10, 2001
  AIM V.I. Capital
   Appreciation Fund -
   Series II shares(/7/).....  (24.49%)  4.38%     10.03%       May 5, 1993
  Alliance Growth & Income -
    Class B..................  (1.38%)    N/A      4.23%        June 1, 1999
  Alliance Premier Growth -
    Class B..................  (18.67%)   N/A     (10.99%)     July 14, 1999


--------------------------------------------------------------------------------
 + Ten Year Date

                        TABLE 4 - A continued . . .


   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)


   (Assuming No Surrender Charge, Managed Annuity Program or Additional Death
                               Distribution)

--------------------------------------------------------------------------------

                       Double Enhanced Death Benefit


              (Total Separate Account Annual Expenses: 1.55%)


--------------------------------------------------------------------------------

                                                              Corresponding
                                                 10 Year        Portfolio
           Portfolio            1 Year  5 Year or Inception   Inception Date
------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth - Service
   Shares(/8/)................ (40.52%) 6.15%     11.13%    September 13, 1993
  Janus Aspen - Strategic
   Value - Service
   Shares(/4/)(/8/)........... (9.79%)   N/A     (6.34%)       May 1, 2000
  Janus Aspen - Worldwide
   Growth - Service
   Shares(/8/)................ (23.81%) 9.18%     13.83%    September 13, 1993
  MFS New Discovery Series -
    Service Class(/9/)........ (6.72%)   N/A     (8.41%)       May 1, 2000
  MFS Total Return Series -
    Service Class(/9/)........  4.02%    N/A      10.03%       May 1, 2000
  Fidelity - VIP
   Contrafund(R) - Service
   Class 2(/10/).............. (13.81%) 8.62%     13.89%     January 3, 1995
  Fidelity - VIP Equity-
   Income - Service Class
   2(/10/).................... (6.68%)  7.57%    11.79%+     October 9, 1986
  Fidelity - VIP Growth -
    Service Class 2(/10/)..... (19.13%) 9.81%    11.59%+     October 9, 1986
  Fidelity - VIP Growth
   Opportunities -
   Service Class
   2(/4/)(/10/)............... (15.95%) 1.99%     7.67%      January 3, 1995
  Fidelity - VIP Mid Cap -
    Service Class 2(/10/)..... (5.00%)   N/A      23.48%    December 28, 1998
  Fidelity - VIP Value
   Strategies - Service Class
   2..........................   N/A     N/A       N/A      February 25, 2002


--------------------------------------------------------------------------------
 + Ten Year Date

                                  TABLE 4 - B
      Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)
           (Assuming No Surrender Charge, Managed Annuity Program or
                        Additional Death Distribution)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.30%)

-------------------------------------------------------------------------------
                                                               Corresponding
                                                  10 Year        Portfolio
           Portfolio            1 Year  5 Year  or Inception   Inception Date
-------------------------------------------------------------------------------
  Aggressive Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Conservative Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Moderate Asset Allocation..    N/A      N/A       N/A         May 1, 2002
  Moderately Aggressive Asset
   Allocation................    N/A      N/A       N/A         May 1, 2002
  Alger Aggressive Growth....  (17.53%) 10.94%     12.04%      March 1, 1994
  American Century Income &
   Growth....................    N/A      N/A     (6.02%)       May 1, 2001
  American Century
   International(/2/)........    N/A      N/A     (16.63%)      May 1, 2001
  BlackRock Global Science &
   Technology................    N/A      N/A      3.99%      August 16, 2001
  BlackRock Mid Cap Growth...    N/A      N/A      2.32%      August 16, 2001
  Capital Guardian
   Global(/3/)...............  (11.52%)   N/A      3.32%      February 3, 1998
  Capital Guardian U.S.
   Equity(/3/)...............  (4.63%)    N/A     (3.23%)     October 9, 2000
  Capital Guardian
   Value(/3/)................   5.26%    6.56%     10.37%       May 27, 1993
  Clarion Real Estate
   Securities................   9.63%     N/A      3.22%        May 1, 1998
  Dreyfus Small Cap
   Value(/3/)................   27.13%  16.31%     14.35%       May 4, 1993
  Gabelli Global Growth......  (11.27%)   N/A     (15.11%)   September 1, 2000
  Goldman Sachs Growth(/4/)..  (15.21%)   N/A     (3.99%)       May 3, 1999
  Great Companies -
    AmericaSM................  (13.34%)   N/A     (1.34%)       May 1, 2000
  Great Companies -
    Global/2/ ...............  (17.91%)   N/A     (23.66%)   September 1, 2000
  Great Companies -
    TechnologySM.............  (37.78%)   N/A     (40.93%)      May 1, 2000
  Janus Balanced (A/T).......    N/A      N/A       N/A         May 1, 2002
  Janus Growth II
   (A/T)(/3/)................  (29.64%)  7.74%    (14.23%)      May 1, 1999
  Jennison Growth(/3/).......  (19.60%) (2.76%)   (2.61%)    November 18, 1996
  J.P. Morgan Enhanced
   Index(/3/)................  (13.12%)   N/A      7.61%        May 1, 1997
  MFS High Yield(/3/)........   2.44%     N/A     (1.03%)       June 1, 1998
  PBHG Mid Cap Growth(/5/)...  (36.76%)   N/A     (2.15%)       May 3, 1999
  PBHG/NWQ Value
   Select(/5/)...............  (3.08%)   6.37%     7.76%        May 1, 1996
  PIMCO Total Return.........    N/A      N/A       N/A         May 1, 2002
  Salomon All Cap............   0.77%     N/A      11.88%       May 3, 1999
  Transamerica Convertible
   Securities................    N/A      N/A       N/A         May 1, 2002
  Transamerica Equity(/6/)...  (18.69%) 15.08%    18.77%+    February 26, 1969
  Transamerica Growth
   Opportunities(/6/)........    N/A      N/A      10.84%       May 1, 2001
  Transamerica U.S.
   Government
   Securities(/3/)...........   3.74%    4.72%     4.76%        May 13, 1994
  T. Rowe Price Dividend
   Growth(/4/)...............  (5.40%)    N/A     (2.22%)       May 3, 1999
  T. Rowe Price Equity
   Income(/3/)...............   0.85%    9.21%     13.12%     January 3, 1995
  T. Rowe Price Growth
   Stock(/3/)................  (11.20%) 11.15%     15.49%     January 3, 1995
  T. Rowe Price Small Cap....  (10.88%)   N/A      3.86%        May 3, 1999
  Van Kampen Active
   International
   Allocation(/3/)...........  (23.95%) (1.53%)    1.75%+      April 8, 1991
  Van Kampen Asset
   Allocation(/3/)...........  (8.26%)   8.06%     9.21%+      April 8, 1991
  Van Kampen Emerging
   Growth....................  (34.11%) 13.05%     15.39%      March 1, 1993
  AIM V.I. Basic Value Fund -
    Series II shares.........    N/A      N/A      2.20%     September 10, 2001
  AIM V.I. Capital
   Appreciation Fund -
   Series II shares(/7/).....  (24.30%)  4.64%     10.30%       May 5, 1993
  Alliance Growth & Income -
    Class B..................  (1.13%)    N/A      4.49%        June 1, 1999
  Alliance Premier Growth -
    Class B..................  (18.47%)   N/A     (10.87%)     July 14, 1999
-------------------------------------------------------------------------------


 +Ten Year Date

                        TABLE 4 - B continued . . .


   Hypothetical (Adjusted Historical) Average Annual Total Returns(/1/)


         (Assuming No Surrender Charge, Managed Annuity Program or


                      Additional Death Distribution)

--------------------------------------------------------------------------------

                      Return of Premium Death Benefit


              (Total Separate Account Annual Expenses: 1.30%)

--------------------------------------------------------------------------------

                                                                Corresponding
                                                   10 Year        Portfolio
  Portfolio                     1 Year   5 Year  or Inception   Inception Date
--------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth - Service
   Shares(/8/)................  (40.37%)  6.41%     11.40%    September 13, 1993
  Janus Aspen - Strategic
   Value - Service
   Shares(/4/)(/8/)...........  (9.56%)   N/A       (6.10%)      May 1, 2000
  Janus Aspen - Worldwide
   Growth - Service
   Shares(/8/)................  (23.62%)  9.46%     14.12%    September 13, 1993
  MFS New Discovery Series -
    Service Class(/9/)........  (6.49%)   N/A       (8.18%)      May 1, 2000
  MFS Total Return Series -
    Service Class(/9/)........   4.28%    N/A       10.30%       May 1, 2000
  Fidelity - VIP
   Contrafund(R) - Service
   Class 2(/10/)..............  (13.60%)  8.89%     14.17%     January 3, 1995
  Fidelity - VIP Equity-
   Income - Service Class
   2(/10/)....................  (6.45%)   7.84%    12.07%+     October 9, 1986
  Fidelity - VIP Growth -
    Service Class 2(/10/).....  (18.93%) 10.08%    11.87%+     October 9, 1986
  Fidelity - VIP Growth
   Opportunities -
   Service Class 2(/4/)(/10/).. (15.74%)  2.24%      7.94%     January 3, 1995
  Fidelity - VIP Mid Cap -
    Service Class 2(/10/).....  (4.76%)   N/A       23.79%    December 28, 1998
  Fidelity - VIP Value
   Strategies - Service Class
   2..........................    N/A     N/A        N/A      February 25, 2002
--------------------------------------------------------------------------------


 + Ten Year Date


(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(/2/)As of May 1, 2002, American Century International portfolio was merged into International Equity portfolio. International Equity portfolio changed its name to American Century International portfolio.


(/3/)As of May 1, 2002, the Endeavor Series Trust merged with
     AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Capital Guardian Global Portfolio is now Capital Guardian Global; Capital Guardian U.S. Equity Portfolio is now Capital Guardian U.S. Equity; Capital Guardian Value Portfolio is now Capital Guardian Value; Dreyfus Small Cap Value Portfolio is now Dreyfus Small Cap Value; Endeavor Janus Growth Portfolio is now Janus Growth II (A/T); Jennison Growth Portfolio is now Jennison Growth; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; Endeavor High Yield Portfolio is now MFS High Yield; Dreyfus U.S. Government Securities Portfolio is now Transamerica U.S. Government Securities; T. Rowe Price Equity Income Portfolio is now
     T. Rowe Price Equity Income; T. Rowe Price Growth Stock Portfolio is now
     T. Rowe Price Growth Stock; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; and the Endeavor Asset Allocation Portfolio is now Van Kampen Asset Allocation. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


(/4/)The Goldman Sachs Growth portfolio, T. Rowe Price Dividend Growth portfolio, Janus Aspen -Strategic Value portfolio - Service Shares, and the Fidelity - VIP Growth Opportunities portfolio -Service Class 2 are only available to owners that held an investment in those portfolios on May 1, 2002. However, if an owner surrenders all of his or her money from those portfolios after May 1, 2002, that owner may not reinvest in those portfolios.

(/5/) Prior to May 1, 2002, the PBHG Mid Cap Growth portfolio was called
      Pilgrim Baxter Mid Cap Growth portfolio, and the PBHG/NWQ Value Select portfolio was called NWQ Value Equity portfolio.


(/6/) As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. and renamed as follows: Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.


(/7/) Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.


(/8/) Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.


(/9/) Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.


(/10/)Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.


The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

                                   APPENDIX C

                               POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

  Policy Form/Endorsement                         Approximate First Issue Date
  AV201 101 65 189 (Policy Form)................. January 1991
  AE830 292 (endorsement)........................ May 1992
  AE847 394 (endorsement)........................ June 1994
  AE871 295 (endorsement)........................ May 1995
  AV254 101 87 196 (Policy Form)................. June 1996
  AE909 496 (endorsement)........................ June 1996
  AE890 196 (endorsement)........................ June 1996
  AV320 101 99 197 (Policy Form)................. May 1997
  AE945 197 (endorsement)........................ May 1997
  AV376 101 106 1197 (Policy Form)............... May 1998
  RGMI 1 798 (endorsement - family income
   protector).................................... December 1998
  AV432 101 114 199 (Group Policy Form).......... May 2000
  AV494 101 124 100 (Individual Policy Form)..... May 2000
  AV620 101 137 101 (Individual Policy Form)..... May 2001
  RTP 1 201 (Additional Death Distribution
   Rider)........................................ May 2001
  VIAR IP 0100 (Initial Payment Guarantee
   Rider)........................................ May 2001
  RGMI 15 0301 (Managed Annuity Program)......... January 2002

                                             AV201 101 65     AV201 101 65 189,   AV254 101 87 196,
                                             189, AE830 292,  AE847 394, and      AE909 496, and
  Product Feature           AV201 101 65 189 and AE847 394    AE871 295           AE890 196
-----------------------------------------------------------------------------------------------------
  Excess Interest           N/A              N/A               N/A                 Yes
  Adjustment
-----------------------------------------------------------------------------------------------------
  Guaranteed Minimum Death  Total premiums   5% Annually       5% Annually         5% Annually
  Benefit Option(s)         paid, less any   Compounding       Compounding         Compounding
                            partial          (Option A).       (Option A) or       (Option A) or
                            surrenders and                     Annual Step-Up      Annual Step-Up
                            any surrender                      (Option B). Option  (Option B). Option
                            charges made                       A is only           A is only
                            before death,                      available if owner  available if owner
                            accumulated at                     and annuitant are   and annuitant are
                            4% to the date                     both under age 75.  both under age 75.
                            we receive due
                            proof of death
                            or the policy
                            value on the
                            date we receive
                            due proof of
                            death, which
                            ever is
                            greater.
-----------------------------------------------------------------------------------------------------
                            1 and 3 year     1 and 3 year      1 and 3 year        1, 3, 5, and 7
  Guaranteed Period         guaranteed       guaranteed        guaranteed periods  year guaranteed
  Options (available in     periods          periods           available.          periods available.
  the fixed account)        available.       available.
-----------------------------------------------------------------------------------------------------
  Minimum effective annual  4%               4%                4%                  3%
  interest rate applicable
  to the fixed account
-----------------------------------------------------------------------------------------------------
  Asset Rebalancing         N/A              N/A               N/A                 Yes
-----------------------------------------------------------------------------------------------------
  Death Proceeds            Greater of 1)    Greater of (a)    Greatest of (a)     Greatest of (a)
                            the policy       policy value      policy value and    annuity purchase
                            value on the     and (b) 5%        (b) guaranteed      value, (b) cash
                            date we receive  Annually          minimum death       value, and
                            due proof of     Compounding       benefit             (c) guaranteed
                            death, or 2)     Death Benefit                         minimum death
                            the total                                              benefit.
                            premiums paid
                            for this
                            policy, less
                            any partial
                            surrenders and
                            any surrender
                            charges made
                            before death,
                            accumulated at
                            4% interest per
                            annum to the
                            date we receive
                            due proof of
                            death
-----------------------------------------------------------------------------------------------------
  Distribution Financing    N/A              N/A               N/A                 N/A
  Charge
-----------------------------------------------------------------------------------------------------
  Is Mortality & Expense    No               No                No                  No
  Risk Fee different
  after the annuity
  commencement date?
-----------------------------------------------------------------------------------------------------
  Dollar Cost Averaging     N/A              N/A               N/A                 Yes
  Fixed Account Option
-----------------------------------------------------------------------------------------------------
  Service Charge            $35 assessed on  $35 assessed on   Assessed only on a  Assessed only on a
                            each policy      each policy       policy              policy
                            anniversary.     anniversary.      anniversary;        anniversary;
                            Not deducted     Not deducted      Waived if sum of    Waived if sum of
                            from the fixed   from the fixed    premium payments    premium payments
                            account.         account.          less partial        less partial
                                                               surrenders is at    surrenders is at
                                                               least $50,000 on    least $50,000 on
                                                               the policy          the policy
                                                               anniversary. Not    anniversary. Not
                                                               deducted from the   deducted from the
                                                               fixed account.      fixed account.
-----------------------------------------------------------------------------------------------------
  Nursing Care and          N/A              Yes               Yes                 Yes
  Terminal Condition
  Withdrawal Option
-----------------------------------------------------------------------------------------------------
  Unemployment Waiver       N/A              N/A               N/A                 N/A
-----------------------------------------------------------------------------------------------------
  Family Income Protector   N/A              N/A               N/A                 N/A
-----------------------------------------------------------------------------------------------------
  Additional Death          N/A              N/A               N/A                 N/A
  Distribution
-----------------------------------------------------------------------------------------------------
  Initial Payment           N/A              N/A               N/A                 N/A
  Guarantee
-----------------------------------------------------------------------------------------------------
  Managed Annuity Program   N/A              N/A               N/A                 N/A

                                                                                       AV620 101 137
                                                                      AV432 101 114    101, RTP 1 201,
                                                     AV376 101 106    199 , AV494 101  VIAR IP 0100,
                            AV320 101 99 197 and     1197 and AE 945  124 100 and RGMI RGMI 15 0301 and
  Product Feature           AE945 197                197              1 798            RGMI 1 798
-------------------------------------------------------------------------------------------------------
  Excess Interest             Yes                    Yes              Yes              Yes
  Adjustment
-------------------------------------------------------------------------------------------------------
  Guaranteed Minimum Death    5% Annually            5% Annually      5% Annually      Greater of 6%
  Benefit Option(s)           Compounding            Compounding      Compounding      Annually
                              (Option A), Annual     (Option A),      through age 80   Compounding
                              Step-Up                Double Enhanced  or Annual Step-  through age 80
                              (Option B), or Return  (Option B), or   Up through age   Death Benefit
                              of Premium             Return of        80 (Option B),   or Monthly
                              (Option C). Option A   Premium          Return of        Step-Up through
                              is only available if   (Option C).      Premium (Option  age 80 Death
                              owner and annuitant    Option A is      C), and Monthly  Benefit
                              are both under age     only available   Step-Up through  (available if
                              75. Option B is only   if owner and     age 80 (Option   owner and
                              available if owner     annuitant are    D). Option A is  annuitant are
                              and annuitant are      both under Age   only available   age 80 or
                              under age 81.          75. Option B is  if owner and     younger) and
                                                     only available   annuitant are    the Return of
                                                     if owner and     both under age   Premium Death
                                                     annuitant are    75. Option B     Benefit
                                                     both under age   and D are only   (available if
                                                     81.              available if     owner and
                                                                      owner and        annuitant are
                                                                      annuitant are    age 90 or
                                                                      both under age   younger).
                                                                      81.
-------------------------------------------------------------------------------------------------------
                              1, 3, 5 and 7 year     1, 3, 5, and 7   1, 3, 5, and 7   1, 3, 5, and 7
  Guaranteed Period           guaranteed periods     year guaranteed  year guaranteed  year guaranteed
  Options (available in       available.             periods          periods          periods
  the fixed account)                                 available.       available.       available.
-------------------------------------------------------------------------------------------------------
  Minimum effective annual    3%                     3%               3%               3%
  interest rate applicable
  to the fixed account
-------------------------------------------------------------------------------------------------------
  Asset Rebalancing           Yes                    Yes              Yes              Yes
-------------------------------------------------------------------------------------------------------
  Death Proceeds              Greatest of (a)        Greatest of (a)  Greatest of (a)  Greatest of (a)
                              policy value, (b)      policy value,    policy value,    policy value,
                              cash value, and (c)    (b) cash value,  (b) cash value,  (b) cash value,
                              guaranteed minimum     and (c)          and (c)          and (c)
                              death benefit.         guaranteed       guaranteed       guaranteed
                                                     minimum death    minimum death    minimum death
                                                     benefit.         benefit.         benefit.
-------------------------------------------------------------------------------------------------------
  Distribution Financing      Applicable             Applicable       N/A              N/A
  Charge
-------------------------------------------------------------------------------------------------------
  Is Mortality & Expense      No                     Yes (1.10%,      Yes (1.25%,      Yes (1.10%,
  Risk Fee different after                           plus             plus             plus
  the annuity commencement                           administrative   administrative   administrative
  date?                                              charge,          charge,          charge,
                                                     regardless of    regardless of    regardless of
                                                     death benefit    death benefit    the death
                                                     chosen prior to  chosen prior to  benefit chosen
                                                     the annuity      the annuity      prior to the
                                                     commencement     commencement     annuity
                                                     date.)           date.)           commencement
                                                                                       date.)
-------------------------------------------------------------------------------------------------------
  Dollar Cost Averaging       Yes                    Yes              Yes              Yes
  Fixed Account Option
-------------------------------------------------------------------------------------------------------
  Service Charge              Assessed either on a   Assessed either  Assessed either  Assessed either
                              policy anniversary or  on a policy      on a policy      on a policy
                              on surrender; Waived   anniversary or   anniversary or   anniversary or
                              if sum of premium      on surrender;    on surrender;    on surrender;
                              payments less partial  Waived if sum    Waived if sum    Waived if sum
                              surrenders or the      of premium       of premium       of premium
                              policy value is at     payments less    payments less    payments less
                              least $50,000 on the   partial          partial          partial
                              policy anniversary or  surrenders or    surrenders or    surrenders or
                              at the time of         the policy       the policy       the policy
                              surrender. The         value is at      value is at      value is at
                              service charge is      least $50,000    least $50,000    least $50,000
                              deducted pro-rata      on the policy    on The policy    on The policy
                              from the investment    anniversary or   anniversary or   anniversary or
                              options.               at the time of   at the time of   at the time of
                                                     surrender. The   surrender. The   surrender. The
                                                     service charge   service charge   service charge
                                                     is deducted      is deducted      is deducted
                                                     pro-rata from    pro-rata from    pro-rata from
                                                     the investment   the investment   the investment
                                                     options.         options.         options.
-------------------------------------------------------------------------------------------------------
  Nursing Care and            Yes                    Yes              Yes              Yes
  Terminal Condition
  Withdrawal Option
-------------------------------------------------------------------------------------------------------
  Unemployment Waiver         N/A                    N/A              Yes              Yes
-------------------------------------------------------------------------------------------------------
  Family Income Protector     N/A                    N/A              Yes              Yes
-------------------------------------------------------------------------------------------------------
  Additional Death            N/A                    N/A              N/A              Yes
  Distribution
-------------------------------------------------------------------------------------------------------
  Initial Payment             N/A                    N/A              N/A              Yes
  Guarantee
-------------------------------------------------------------------------------------------------------
  Managed Annuity Program     N/A                    N/A              N/A              N/A

TL VA LR 0502

                     TRANSAMERICA LANDMARK VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                          Supplement Dated May 1, 2002
                                     to the
                          Prospectus Dated May 1, 2002

An optional "Liquidity Rider" is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

                 This Prospectus Supplement must be accompanied
                           by the Prospectus for the
            Transamerica Landmark Variable Annuity Dated May 1, 2002

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table in the prospectus.


                            ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------


                       Policy Owner Transaction Expenses
--------------------------------------------------------------------------------
Sales Load On Purchase Payments............................................. 0
Maximum Surrender Charge (as a % of Premium Payments
 Surrendered)(/1/).......................................................... 8%
Annual Service Charge(/2/)................................. $0 - $35 Per Policy
Transfer Fee(/3/)..................................................... $0 - $10

Optional Rider Fees:
--------------------
 Managed Annuity Program(/4/)............................................ 0.45%
 Additional Death Distribution(/5/)...................................... 0.25%



                       Separate Account Annual Expenses
                  (as a percentage of average account value)
--------------------------------------------------------------------------------
Mortality and Expense Risk Fee(/6/).....................................  1.15%
Administrative Charge...................................................  0.15%
                                                                          -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..................................  1.30%
Optional Separate Account Expenses:
-----------------------------------
Double Enhanced Death Benefit(/7/)......................................  0.25%
Liquidity Rider(/8/)....................................................  0.50%
                                                                          -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH HIGHEST OPTIONAL
 SEPARATE ACCOUNT EXPENSES(/9/).........................................  2.05%


--------------------------------------------------------------------------------
                        Portfolio Annual Expenses(/10/)
  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)

--------------------------------------------------------------------------------

                                                                     Total
                                                                   Portfolio
                                    Management  Other      Rule     Annual
                                       Fees    Expenses 12b-1 Fees Expenses
----------------------------------------------------------------------------
  Aggressive Asset
   Allocation(/11/)(/12/)             0.10%     1.22%       --       1.32%
  Conservative Asset
   Allocation(/11/)(/13/)             0.10%     1.26%       --       1.36%
  Moderate Asset
   Allocation(/11/)(/14/)             0.10%     1.25%       --       1.35%
  Moderately Aggressive Asset
   Allocation(/11/)(/15/)             0.10%     1.23%       --       1.33%
  Alger Aggressive Growth             0.80%     0.17%       --       0.97%
  American Century Income & Growth    0.90%     0.50%       --       1.40%
  American Century International      1.00%     0.50%       --       1.50%
  BlackRock Global Science &
   Technology                         0.90%     0.50%       --       1.40%
  BlackRock Mid Cap Growth            0.80%     0.50%       --       1.30%
  Capital Guardian Global             1.05%     0.29%       --       1.34%
  Capital Guardian U.S. Equity        0.85%     0.23%       --       1.08%
  Capital Guardian Value              0.85%     0.09%       --       0.94%
  Clarion Real Estate Securities      0.80%     0.20%       --       1.00%
  Dreyfus Small Cap Value             0.80%     0.11%       --       0.91%
  Gabelli Global Growth               1.00%     0.20%       --       1.20%
  Goldman Sachs Growth(/16/)          0.90%     0.10%       --       1.00%
  Great Companies - America/SM/       0.80%     0.09%       --       0.89%
  Great Companies - Global/2/         0.80%     0.20%       --       1.00%
  Great Companies - Technology/SM/    0.80%     0.19%       --       0.99%
  Janus Balanced (A/T)(/11/)          0.90%     0.50%       --       1.40%
  Janus Global (A/T)(/17/)            0.80%     0.15%       --       0.95%
  Janus Growth II (A/T)               0.80%     0.07%       --       0.87%
  Jennison Growth                     0.85%     0.16%       --       1.01%
  J.P. Morgan Enhanced Index          0.75%     0.12%       --       0.87%
  MFS High Yield                      0.775%    0.325%      --       1.10%
  PBHG Mid Cap Growth                 0.87%     0.13%       --       1.00%
  PBHG/NWQ Value Select               0.80%     0.14%       --       0.94%
  PIMCO Total Return(/11/)            0.70%     0.50%       --       1.20%

                    ANNUITY POLICY FEE TABLE CONT. . .

--------------------------------------------------------------------------------

                      Portfolio Annual Expenses(/10/)


  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)


--------------------------------------------------------------------------------

                                                                        Total
                                                                      Portfolio
                                       Management  Other      Rule     Annual
                                          Fees    Expenses 12b-1 Fees Expenses
-------------------------------------------------------------------------------
  Salomon All Cap                        0.85%     0.15%       --       1.00%
  Transamerica Convertible
   Securities(/11/)                      0.80%     0.50%        --      1.30%
  Transamerica Equity                    0.75%     0.10%       --       0.85%
  Transamerica Growth Opportunities      0.85%     0.35%       --       1.20%
  Transamerica U.S. Government
   Securities                            0.65%     0.10%       --       0.75%
  T. Rowe Price Dividend Growth(/16/)    0.90%     0.10%       --       1.00%
  T. Rowe Price Equity Income            0.80%     0.10%       --       0.90%
  T. Rowe Price Growth Stock             0.80%     0.11%       --       0.91%
  T. Rowe Price Small Cap                0.75%     0.25%       --       1.00%
  Van Kampen Active International
  Allocation                             0.90%     0.11%       --       1.01%
  Van Kampen Asset Allocation            0.75%     0.11%       --       0.86%
  Van Kampen Money Market                0.50%     0.09%       --       0.59%
  Van Kampen Emerging Growth             0.80%     0.12%       --       0.92%
  AIM V.I. Basic Value Fund - Series
  II shares(/18/)                        0.73%     0.57%     0.15%      1.45%
  AIM V.I. Capital Appreciation
  Fund - Series II shares                0.61%     0.24%     0.25%      1.10%
  Alliance Growth & Income - Class B     0.63%     0.04%     0.25%      0.92%
  Alliance Premier Growth - Class B      1.00%     0.04%     0.25%      1.29%
  Janus Aspen - Aggressive Growth -
   Service Shares(/19/)                  0.65%     0.02%     0.25%      0.92%
  Janus Aspen - Strategic Value -
   Service Shares(/16/)(/20/)            0.55%     0.70%     0.25%      1.50%
  Janus Aspen - Worldwide Growth -
  Service Shares(/19/)                   0.65%     0.04%     0.25%      0.94%
  MFS New Discovery Series - Service
  Class(/21/)(/22/)                      0.90%     0.16%     0.25%      1.31%
  MFS Total Return Series - Service
  Class(/21/)                            0.75%     0.14%     0.25%      1.14%
  Fidelity - VIP Contrafund(R) -
   Service Class 2(/23/)                 0.58%     0.11%     0.25%      0.94%
  Fidelity - VIP Equity-Income -
   Service Class 2(/23/)                 0.48%     0.11%     0.25%      0.84%
  Fidelity - VIP Growth - Service
  Class 2(/23/)                          0.58%     0.10%     0.25%      0.93%
  Fidelity - VIP Growth
  Opportunities -
  Service Class 2(/16/)(/23/)            0.58%     0.12%     0.25%      0.95%
  Fidelity - VIP Mid Cap - Service
  Class 2(/23/)                          0.58%     0.11%     0.25%      0.94%
  Fidelity - VIP Value Strategies -
   Service Class 2(/24/)                 0.58%     0.27%     0.25%      1.10%


(/1/)The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made, from 8% in the year in which the premium payment was made, to 0% in the seventh year after the premium payment was made (fifth year, if the Liquidity Rider is elected). If applicable a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.


(/2/)The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender.

(/3/)The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is
   allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/4/) The Managed Annuity Program fee is 0.45% of the minimum income base and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.


(/5/) The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(/6/) The mortality and expense risk fee shown (1.15%) is for the "Return of Premium Death Benefit."

(/7/) The fee for the "Double Enhanced Death Benefit" is in addition to the mortality and expense risk fee (1.15%).

(/8/) The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(/9/) The Double Enhanced Death Benefit fee and Liquidity Rider fee are included herein.

(/10/The)fee table information relating to the underlying funds is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verified the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(/11/)Because the portfolio commenced operations on or about May 1, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimated.


(/12/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.35% to 3.00%.


(/13/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.26% to 2.91%.


(/14/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.29% to 2.94%.


(/15/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.33% to 2.98%.


(/16/)Effective May 1, 2002, the Goldman Sachs Growth, T. Rowe Price Dividend
      Growth, Janus Aspen - Strategic Value, and the Fidelity - VIP Growth Opportunities were closed to new investors.


(/17/)Effective September 1, 2000, the Janus Global (A/T) subaccount was closed to new investors.

(/18/)The Investment advisor has agreed to waive fees and/or reimburse Rule
      12b-1 distribution plan expenses (excluding interest, taxes, dividend expenses on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total Series II operating expenses to 1.45% of average daily net assets until December 31, 2002. Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund - Series II was 1.55%.


(/19/)Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements.


(/20/)For the Strategic Value Portfolio, the management fees before waivers were 0.65%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 2001 were 1.60%, which includes 0.25% for the Rule 12b-1 Plan. Waivers are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement.


(/21/)Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series which its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Other expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. The ratios for Other Expenses and Total Underlying Fund Annual Expenses (reduced by custodial offset arrangements), respectively, would have been as follows: 0.15%, 1.30% - MFS New Discovery Series -Service Class; and 0.13%, 1.13% - MFS Total Return Series - Service Class.


(/22/)Total Portfolio Annual Expenses before expense reimbursements would be as follows: 1.34% - MFS New Discovery Series - Service Class.


(/23/)The expenses presented in the Table are shown without brokerage/custodial expense reductions. With these reductions, the portfolios' other expenses and total expenses would have been:
      Fidelity - VIP Contrafund(R) Portfolio 0.70% and 0.90%; Fidelity - VIP Equity-Income Portfolio 0.10% and 0.83%; Fidelity - VIP Growth Portfolio 0.07% and 0.90%; Fidelity - VIP Growth Opportunities Portfolio 0.10% and 0.93%; and VIP Mid Cap Portfolio 0.05% and 0.88%.


(/24/)Because the portfolio commenced operations on or about February 20, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimated.

The following information hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table Examples contained in the prospectus.

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming the Managed Annuity Program, Liquidity Rider, and the Additional Death Distribution have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit


                                                                  If the Policy is annuitized at
                                                                  the end of the applicable time
                                  If the Policy is surrendered at     period or if the Policy
                                  the end of the applicable time       is simply kept in the
                                              period.                   accumulation phase.
                                  --------------------------------------------------------------
                                     1       3       5      10       1       3       5      10
  Subaccounts                      Year    Years   Years   Years   Year    Years   Years   Years
------------------------------------------------------------------------------------------------
  Aggressive Asset            A    $119    $184    $195    $388     $39    $118    $195    $388
   Allocation
                            --------------------------------------------------------------------
                              B    $121    $190    $207    $410     $41    $125    $207    $410
------------------------------------------------------------------------------------------------
  Conservative Asset          A    $119    $185    $197    $391     $39    $119    $197    $391
   Allocation
                            --------------------------------------------------------------------
                              B    $122    $191    $209    $413     $42    $127    $209    $413
------------------------------------------------------------------------------------------------
  Moderate Asset              A    $119    $184    $196    $390     $39    $119    $196    $390
   Allocation
                            --------------------------------------------------------------------
                              B    $122    $191    $208    $413     $42    $126    $208    $413
------------------------------------------------------------------------------------------------
  Moderately Aggressive       A    $119    $184    $196    $389     $39    $119    $196    $389
   Asset Allocation
                            --------------------------------------------------------------------
                              B    $121    $191    $207    $411     $41    $126    $207    $411
------------------------------------------------------------------------------------------------
  Alger Aggressive Growth     A    $115    $174    $178    $356     $35    $108    $178    $356
                            --------------------------------------------------------------------
                              B    $118    $181    $190    $379     $38    $115    $190    $379
------------------------------------------------------------------------------------------------
  American Century Income     A    $120    $186    $199    $395     $40    $121    $199    $395
   & Growth
                            --------------------------------------------------------------------
                              B    $122    $192    $211    $417     $42    $128    $211    $417
------------------------------------------------------------------------------------------------
  American Century            A    $121    $188    $204    $404     $41    $123    $204    $404
   International
                            --------------------------------------------------------------------
                              B    $123    $195    $215    $426     $43    $131    $215    $426
------------------------------------------------------------------------------------------------
  BlackRock Global Science    A    $120    $186    $199    $395     $40    $121    $199    $395
   & Technology
                            --------------------------------------------------------------------
                              B    $122    $192    $211    $417     $42    $128    $211    $417
------------------------------------------------------------------------------------------------
  BlackRock Mid Cap Growth    A    $119    $183    $194    $386     $39    $118    $194    $386
                            --------------------------------------------------------------------
                              B    $121    $190    $206    $408     $41    $125    $206    $408
------------------------------------------------------------------------------------------------
  Capital Guardian Global     A    $119    $184    $196    $390     $39    $119    $196    $390
                            --------------------------------------------------------------------
                              B    $121    $191    $208    $412     $41    $126    $208    $412
------------------------------------------------------------------------------------------------
  Capital Guardian U. S.      A    $116    $177    $184    $366     $36    $111    $184    $366
   Equity
                            --------------------------------------------------------------------
                              B    $119    $184    $196    $389     $39    $119    $196    $389
------------------------------------------------------------------------------------------------
  Capital Guardian Value      A    $115    $173    $177    $353     $35    $107    $177    $353
                            --------------------------------------------------------------------
                              B    $118    $180    $189    $376     $38    $114    $189    $376

EXAMPLES - TABLE B continued . . .



                                                                 If the Policy is annuitized at
                                                                    the end of the applicable
                                 If the Policy is surrendered at  time period or if the Policy
                                 the end of the applicable time       is simply kept in the
                                             period.                   accumulation phase.
                                 --------------------------------------------------------------
                                    1       3       5      10       1       3       5      10
  Subaccounts                     Year    Years   Years   Years   Year    Years   Years   Years
-----------------------------------------------------------------------------------------------
  Clarion Real Estate        A    $116    $175    $180    $359     $36    $109    $180    $359
   Securities
                           --------------------------------------------------------------------
                             B    $118    $182    $192    $382     $38    $116    $192    $382
-----------------------------------------------------------------------------------------------
  Dreyfus Small Cap Value    A    $115    $173    $176    $350     $35    $106    $176    $350
                           --------------------------------------------------------------------
                             B    $117    $179    $188    $373     $37    $114    $188    $373
-----------------------------------------------------------------------------------------------
  Gabelli Global Growth      A    $118    $180    $189    $377     $38    $115    $189    $377
                           --------------------------------------------------------------------
                             B    $120    $187    $201    $399     $40    $122    $201    $399
-----------------------------------------------------------------------------------------------
  Goldman Sachs Growth       A    $116    $175    $180    $359     $36    $109    $180    $359
                           --------------------------------------------------------------------
                             B    $118    $182    $192    $382     $38    $116    $192    $382
-----------------------------------------------------------------------------------------------
  Great Companies -          A    $115    $172    $175    $348     $35    $106    $175    $348
    AmericaSM
                           --------------------------------------------------------------------
                             B    $117    $179    $187    $371     $37    $113    $187    $371
-----------------------------------------------------------------------------------------------
  Great Companies -          A    $116    $175    $180    $359     $36    $109    $180    $359
    Global/2/
                           --------------------------------------------------------------------
                             B    $118    $182    $192    $382     $38    $116    $192    $382
-----------------------------------------------------------------------------------------------
  Great Companies -          A    $116    $175    $179    $358     $36    $109    $179    $358
   TechnologySM
                           --------------------------------------------------------------------
                             B    $118    $181    $191    $381     $38    $116    $191    $381
-----------------------------------------------------------------------------------------------
  Janus Balanced (A/T)       A    $120    $186    $199    $395     $40    $121    $199    $395
                           --------------------------------------------------------------------
                             B    $122    $192    $211    $417     $42    $128    $211    $417
-----------------------------------------------------------------------------------------------
  Janus Global (A/T)         A    $115    $174    $177    $354     $35    $107    $177    $354
                           --------------------------------------------------------------------
                             B    $118    $180    $189    $377     $38    $115    $189    $377
-----------------------------------------------------------------------------------------------
  Janus Growth II (A/T)      A    $114    $171    $174    $346     $34    $105    $174    $346
                           --------------------------------------------------------------------
                             B    $117    $178    $186    $370     $37    $112    $186    $370
-----------------------------------------------------------------------------------------------
  Jennison Growth            A    $116    $175    $180    $359     $36    $109    $180    $359
                           --------------------------------------------------------------------
                             B    $118    $182    $192    $382     $38    $117    $192    $382
-----------------------------------------------------------------------------------------------
  J.P. Morgan Enhanced       A    $114    $171    $174    $346     $34    $105    $174    $346
   Index
                           --------------------------------------------------------------------
                             B    $117    $178    $186    $370     $37    $112    $186    $370
-----------------------------------------------------------------------------------------------
  MFS High Yield             A    $117    $178    $185    $368     $37    $112    $185    $368
                           --------------------------------------------------------------------
                             B    $119    $184    $196    $390     $39    $119    $196    $390
-----------------------------------------------------------------------------------------------
  PBHG Mid Cap Growth        A    $116    $175    $180    $359     $36    $109    $180    $359
                           --------------------------------------------------------------------
                             B    $118    $182    $192    $382     $38    $116    $192    $382
-----------------------------------------------------------------------------------------------
  PBHG/NWQ Value Select      A    $115    $173    $177    $353     $35    $107    $177    $353
                           --------------------------------------------------------------------
                             B    $118    $180    $189    $376     $38    $114    $189    $376
-----------------------------------------------------------------------------------------------
  PIMCO Total Return         A    $118    $180    $189    $377     $38    $115    $189    $377
                           --------------------------------------------------------------------
                             B    $120    $187    $201    $399     $40    $122    $201    $399

EXAMPLES - TABLE B continued . . .



                                                                  If the Policy is annuitized at
                                                                     the end of the applicable
                                  If the Policy is surrendered at  time period or if the Policy
                                  the end of the applicable time       is simply kept in the
                                              period.                   accumulation phase.
                                  ---------------------------------------------------------------
                                     1       3       5      10       1       3       5      10
  Subaccounts                      Year    Years   Years   Years   Year    Years   Years   Years
-------------------------------------------------------------------------------------------------
  Salomon All Cap             A    $116    $175    $180    $359     $36    $109    $180    $359
                            ---------------------------------------------------------------------
                              B    $118    $182    $192    $382     $38    $116    $192    $382
-------------------------------------------------------------------------------------------------
  Transamerica Convertible    A    $119    $183    $194    $386     $39    $118    $194    $386
   Securities
                            ---------------------------------------------------------------------
                              B    $121    $190    $206    $408     $41    $125    $206    $408
-------------------------------------------------------------------------------------------------
  Transamerica Equity         A    $114    $171    $173    $344     $34    $105    $173    $344
                            ---------------------------------------------------------------------
                              B    $117    $178    $185    $368     $37    $112    $185    $368
-------------------------------------------------------------------------------------------------
  Transamerica Growth         A    $118    $180    $189    $377     $38    $115    $189    $377
   Opportunities
                            ---------------------------------------------------------------------
                              B    $120    $187    $201    $399     $40    $122    $201    $399
-------------------------------------------------------------------------------------------------
  Transamerica U.S.           A    $113    $168    $168    $335     $33    $102    $168    $335
   Government Securities
                            ---------------------------------------------------------------------
                              B    $116    $175    $180    $359     $36    $109    $180    $359
-------------------------------------------------------------------------------------------------
  T. Rowe Price Dividend      A    $116    $175    $180    $359     $36    $109    $180    $359
   Growth
                            ---------------------------------------------------------------------
                              B    $118    $182    $192    $382     $38    $116    $192    $382
-------------------------------------------------------------------------------------------------
  T. Rowe Price Equity        A    $115    $172    $175    $349     $35    $106    $175    $349
   Income
                            ---------------------------------------------------------------------
                              B    $119    $179    $187    $372     $37    $113    $187    $372
-------------------------------------------------------------------------------------------------
  T. Rowe Price Growth        A    $115    $173    $176    $350     $35    $106    $176    $350
   Stock
                            ---------------------------------------------------------------------
                              B    $117    $179    $188    $373     $37    $114    $188    $373
-------------------------------------------------------------------------------------------------
  T. Rowe Price Small Cap     A    $116    $175    $180    $359     $36    $109    $180    $359
                            ---------------------------------------------------------------------
                              B    $118    $182    $192    $382     $38    $116    $192    $382
-------------------------------------------------------------------------------------------------
  Van Kampen Active           A    $116    $175    $180    $359     $36    $109    $180    $359
   International
   Allocation               ---------------------------------------------------------------------
                              B    $118    $182    $192    $382     $38    $117    $192    $382
-------------------------------------------------------------------------------------------------
  Van Kampen Asset            A    $114    $171    $173    $345     $34    $105    $173    $345
   Allocation
                            ---------------------------------------------------------------------
                              B    $117    $178    $185    $369     $37    $112    $185    $369
-------------------------------------------------------------------------------------------------
  Van Kampen Money Market     A    $112    $164    $160    $320     $32     $97    $160    $320
                            ---------------------------------------------------------------------
                              B    $114    $171    $172    $344     $34    $104    $172    $344
-------------------------------------------------------------------------------------------------
  Van Kampen Emerging         A    $115    $173    $176    $351     $35    $107    $176    $351
   Growth
                            ---------------------------------------------------------------------
                              B    $117    $180    $188    $374     $37    $114    $188    $374
-------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value        A    $120    $187    $201    $399     $40    $122    $201    $399
   Fund Series II shares
                            ---------------------------------------------------------------------
                              B    $123    $194    $213    $421     $43    $129    $213    $421
-------------------------------------------------------------------------------------------------
  AIM V.I. Capital            A    $117    $178    $185    $368     $37    $112    $185    $368
   Appreciation Series II
   shares                   ---------------------------------------------------------------------
                              B    $119    $184    $196    $390     $39    $119    $196    $390
-------------------------------------------------------------------------------------------------
  Alliance Growth &           A    $115    $173    $176    $351     $35    $107    $176    $351
   Income - Class B
                            ---------------------------------------------------------------------
                              B    $117    $180    $188    $374     $37    $114    $188    $374

EXAMPLES - TABLE B continued . . .



                                                                          If the Policy is annuitized at
                                                                             the end of the applicable
                                          If the Policy is surrendered at  time period or if the Policy
                                          the end of the applicable time       is simply kept in the
                                                      period.                   accumulation phase.
                                          --------------------------------------------------------------
                                             1       3       5      10       1       3       5      10
  Subaccounts                              Year    Years   Years   Years   Year    Years   Years   Years
--------------------------------------------------------------------------------------------------------
  Alliance Premier Growth - Class     A    $119    $183    $194    $385     $39    $117    $194    $385
   B
                                    --------------------------------------------------------------------
                                      B    $121    $189    $205    $407     $41    $125    $205    $407
--------------------------------------------------------------------------------------------------------
  Janus Aspen - Aggressive Growth     A    $115    $173    $176    $351     $35    $107    $176    $351
   - Service Shares
                                    --------------------------------------------------------------------
                                      B    $117    $180    $188    $374     $37    $114    $188    $374
--------------------------------------------------------------------------------------------------------
  Janus Aspen - Strategic Value -     A    $121    $188    $204    $404     $41    $123    $204    $404
   Service Shares
                                    --------------------------------------------------------------------
                                      B    $123    $195    $215    $426     $43    $131    $215    $426
--------------------------------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth -    A    $115    $173    $177    $353     $35    $107    $177    $353
   Service Shares
                                    --------------------------------------------------------------------
                                      B    $118    $180    $189    $376     $38    $114    $189    $376
--------------------------------------------------------------------------------------------------------
  MFS New Discovery Series -          A    $119    $183    $195    $387     $39    $118    $195    $387
    Service Class
                                    --------------------------------------------------------------------
                                      B    $121    $190    $206    $409     $41    $125    $206    $409
--------------------------------------------------------------------------------------------------------
  MFS Total Return Series             A    $117    $179    $187    $371     $37    $113    $187    $371
   Service Class
                                    --------------------------------------------------------------------
                                      B    $119    $185    $198    $394     $39    $120    $198    $394
--------------------------------------------------------------------------------------------------------
  Fidelity - VIP Contrafund(R)        A    $115    $173    $177    $353     $35    $107    $177    $353
   Service Class 2
                                    --------------------------------------------------------------------
                                      B    $118    $180    $189    $376     $38    $114    $189    $376
--------------------------------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income        A    $114    $171    $172    $344     $34    $104    $172    $344
   Service Class 2
                                    --------------------------------------------------------------------
                                      B    $117    $177    $184    $367     $37    $112    $184    $367
--------------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth               A    $115    $173    $176    $352     $35    $107    $176    $352
   Service Class 2
                                    --------------------------------------------------------------------
                                      B    $117    $180    $188    $375     $37    $114    $188    $375
--------------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth               A    $115    $174    $177    $354     $35    $107    $177    $354
   Opportunities - Service Class 2
                                    --------------------------------------------------------------------
                                      B    $118    $180    $189    $377     $38    $115    $189    $377
--------------------------------------------------------------------------------------------------------
  Fidelity - VIP Mid Cap              A    $115    $173    $177    $353     $35    $107    $177    $353
   Service Class 2
                                    --------------------------------------------------------------------
                                      B    $118    $180    $189    $376     $38    $114    $189    $376
--------------------------------------------------------------------------------------------------------
  Fidelity - VIP Value Strategies     A    $117    $178    $185    $368     $37    $112    $185    $368
   Service Class 2
                                    --------------------------------------------------------------------
                                      B    $119    $184    $196    $390     $39    $119    $196    $390



Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 2001 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the period shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $35 annual service charge is reflected as a charge of 0.1167% based on average policy value of $30,000.00 as of December 31, 2001.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

  Number of
  Years
  Since       Surrender Charge
  Premium     (as a percentage of
  Payment     premium
  Date        surrendered)
---------------------------------
  0 - 1       8%
  1 - 2       8%
  2 - 3       7%
  3 - 4       6%
  5 or more   0%


Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.


Termination. The rider is irrevocable.

The Liquidity Rider may vary by state and may not be available in all states.

                             TRANSAMERICA LANDMARK
                                VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                          Supplement Dated May 1, 2002

                                     to the

                          Prospectus dated May 1, 2002

                               FOR MINNESOTA ONLY

For Minnesota policies, the optional Family Income Protector is as described in this supplement and not as described in the prospectus.

Family Income Protector

The optional "Family Income Protector" rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Family Income Protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Family Income Protector rider will not be issued if you are 85 years old or older.

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:

..  the policy value on the date the rider is issued; plus
..  any additional premium payments; minus
..  an adjustment for any surrenders made after the date the rider is issued;
..  the result of which is accumulated at the annual growth rate written on page one of the rider; minus
..  any premium taxes.

The annual growth rate is 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the Family Income Protector payment options and may not be used with any of the annuity payment options listed in Section 7 of this prospectus. The Family Income Protector payment options are:

..  Life Income - An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

..  Joint and Full Survivor - An election may be made for "No Period Certain" or
   "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
..  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
..  The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
..  We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the Family Income Protector annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Family Income Protector should be regarded as a safety net. The costs of annuitizing under the Family Income Protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:

.. the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);
.. the new fees, thresholds and factors may be higher (or lower) than before; .. the new annual growth rate may be lower (or higher) than before; and .. you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the Family Income Protector. You can only annuitize using the Family Income Protector within the 30 days after the tenth or later policy anniversary after the Family Income Protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. You cannot, however, annuitize using the Family Income Protector after the policy anniversary after your 94th birthday. For your convenience, we will put the first and last date to annuitize using the Family Income Protector on page one of the rider.

NOTE CAREFULLY: If you annuitize at any time other than indicated above, you cannot use the Family Income Protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the rider are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Rider Fee. A rider fee, 0.35% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Family Income Protector rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The rider is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Family Income Protector);
..  upgrade of the minimum annuitization value (although a new rider will be issued);
..  termination of your policy; or
..  30 days after the policy anniversary after your 94th birthday.

                             TRANSAMERICA LANDMARK
                                VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                          Supplement Dated May 1, 2002

                                     to the

                          Prospectus dated May 1, 2002

                              FOR NEW JERSEY ONLY

For New Jersey policies, the optional Managed Annuity Program is as described in this supplement and not as described in the prospectus.

Managed Annuity Program

The optional "Managed Annuity Program" can be used to provide you a certain level of income in the future by guaranteeing a minimum annuitization value (discussed below). You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a Managed Annuity Program payment option and which guarantees a minimum level of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The Managed Annuity Program will not be issued if you are 85 years old or older.

You can annuitize under the Managed Annuity Program (subject to the conditions described below) at the greater of the policy value or the minimum annuitization value (subject to any applicable adjustment).

Minimum Annuitization Value. If the Managed Annuity Program is added when you purchase the policy or in the first policy year, the minimum annuitization value on the rider date (i.e., the date the rider is added to the policy) is the total premium payments. If the Managed Annuity Program is added after the first policy year, the minimum annuitization value on the rider date is the policy value.

After the rider date, the minimum annuitization value is:

..  the minimum annuitization value on the rider date; plus
..  any additional premium payments; minus
..  an adjustment for any withdrawals made after the rider date;
.. the result of which is accumulated at the annual growth rate; minus .. any premium taxes.

Please note that if you annuitize using the Managed Annuity Program on any date other than a rider anniversary, there may be a downward adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment" below.

The annual growth rate is 6% per year. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information. In addition to the immediate reduction in the minimum annuitization value due to the withdrawal, the same withdrawal, if taken in the rider year that you annuitize using the Managed Annuity Program, may also result in a negative minimum annuitization value adjustment. See "Minimum Annuitization Value Adjustment" below.

The minimum annuitization value may only be used to annuitize using the Managed Annuity Program payment options and may not be used with any of the other annuity payment options listed in the prospectus. The Managed Annuity Program payment options are:

..  Life Income - An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
..  Joint and Full Survivor - An election may be made for "No Period Certain" or
   "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:
IF:
..  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
..  The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
..  We will make only one (two, three, etc.) annuity payments.

Please note that if you annuitize using the Managed Annuity Program before the 10th rider anniversary, the payments will be calculated with an annuity factor age adjustment. See "Annuity Factor Age Adjustment" below.

Moreover, the initial payment guarantee option described in the prospectus also provides for a minimum payout level, and it uses actuarial factors (such as a 5.0% AIR) that provide for higher payment levels for a given policy value than the Managed Annuity Program (which uses a 3.0% AIR to calculate the first annuity payment and a 5.0% rate to calculate all subsequent payments). You should carefully consider these factors, since electing annuity payments under the Managed Annuity Program will generally be advantageous only when the minimum annuitization value is sufficiently in excess of the adjusted policy value to overcome these disadvantages.


Minimum Annuitization Value Adjustment. If you annuitize under the Managed Annuity Program on any date other than a rider anniversary, the minimum annuitization value will be adjusted downward if your policy value has decreased since the last rider anniversary (or the rider date for annuitizations within the first rider year). The adjusted minimum annuitization value will equal:

..  the policy value on the date you annuitize; plus

..  the minimum annuitization value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year); minus
.. the policy value on the most recent rider anniversary (or the rider date for annuitizations within the first rider year).

The minimum annuitization value will not be adjusted if:

.. you annuitize on a rider anniversary; or .. your policy value has increased since the last rider anniversary (or the rider date for annuitizations within the first rider year).

Annuity Factor Age Adjustment. If you annuitize using the Managed Annuity Program before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age resulting in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

  Number of Years                                         Age Adjustment:
     Since the                                            Number of Years
    Rider Date                                        Subtracted from Your Age
------------------------------------------------------------------------------
        0-1                                                      10
        1-2                                                       9
        2-3                                                       8
        3-4                                                       7
        4-5                                                       6
        5-6                                                       5
        6-7                                                       4
        7-8                                                       3
        8-9                                                       2
       9-10                                                       1
        greater than 10                                           0

The minimum annuitization value is used solely to calculate the Managed Annuity Program annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the Managed Annuity Program should be regarded as a safety net. The costs of annuitizing under the Managed Annuity Program include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.


In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value at any time before your 95th birthday.

If you upgrade:

..  the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees; and .. the new rider's specified benefits and fees may not be as advantageous as before.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value at that time.

Conditions of Exercise of the Managed Annuity Program. You can annuitize using the Managed Annuity Program at any time before your 95th birthday. For your convenience, we will put the last date to annuitize using the Managed Annuity Program on page one of the rider.

NOTE CAREFULLY:

.. If you annuitize at any time other than a rider anniversary, there may be a negative adjustment to your minimum annuitization value. See "Minimum Annuitization Value Adjustment."
..  If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."
.. If you take a withdrawal during the rider year that you annuitize, your minimum annuitization value will be reduced to reflect the withdrawal and will likely be subject to a negative minimum annuitization value adjustment.

Guaranteed Minimum Stabilized Payments. Annuity payments under the Managed Annuity Program are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each rider year.

During the first rider year after annuitizing using the Managed Annuity Program, each stabilized payment will equal the initial payment. On each rider anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that rider year. The stabilized payment on each rider anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Managed Annuity Program Fee. A rider fee, currently 0.45% of the minimum annuitization value on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee upon termination. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.


The rider fee on any given rider anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the Managed Annuity Program.

Termination. The Managed Annuity Program will terminate upon the earliest of the following:

..  the date we receive written notice from you requesting termination of the
   Managed Annuity Program;
.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the Managed Annuity Program);
..  upgrade of the minimum annuitization value (although a new rider will be issued);
..  termination of your policy; or
.. 30 days after the last date to elect the benefit as shown on page 1 of the rider.

                    TRANSAMERICA LANDMARK VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                         Supplement dated May 1, 2002
                                    to the
                         Prospectus dated May 1, 2002


For certain policies, the information provided in this supplement hereby amends and/or replaces the corresponding information contained in the prospectus. Please contact your financial representative to determine if this supplement applies to your policy.


The following hereby amends, and to the extent inconsistent replaces, the corresponding SUMMARY section of the prospectus:

8.   DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

10.  ADDITIONAL FEATURES

..    You can elect an optional rider that guarantees you a minimum annuitization value. This feature is called the "family income protector." There is an extra charge for this rider.


The following hereby amends, and to the extent inconsistent replaces, the FEE TABLE in the prospectus:

    ------------------------------------------------------------------------
                 ANNUITY POLICY FEE TABLE (ACCUMULATION PHASE)
    ------------------------------------------------------------------------

                       Policy Owner Transaction Expenses

    ------------------------------------------------------------------------
    Family Income Protector rider fee/(1)/   0.35%
    ------------------------------------------------------------------------

    (1) The annual rider fee is 0.35% of the minimum annuitization value and is deducted only during the accumulation pahse. If you annuitize under the rider, a guarantee payment fee is deducted.

                This Prospectus Supplement must be accompanied
                           by the Prospectus for the
           Transamerica Landmark Variable Annuity dated May 1, 2002

The following hereby amends, and to the extent inconsistent replaces, the corresponding DEATH BENEFIT section of the prospectus:


We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies before the income phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
------------------------------------
We will pay a death benefit to your beneficiary
IF:

..    you are both the annuitant and an owner of the policy; and
..    you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

We will also pay a death benefit to your beneficiary IF:
..    you are not the annuitant; and
..    the annuitant dies before the annuity commencement date; and
..    you specifically requested that the death benefit be paid upon the annuitant's death.

After the Annuity Commencement Date
-----------------------------------
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
..    you are not the annuitant; and
..    you die on or after the annuity commencement date; and
..    the entire interest in the policy has not been paid to you;
THEN:
..    the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:
..    You are receiving annuity payments under the Life with Emergency Cash(SM);
     and
..    The annuitant dies before age 100.
THEN:
..    A death benefit will be paid.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases
-----------------------------------------------
IF:
..    you are not the annuitant; and
..    the annuitant dies prior to the annuity commencement date; and
..    you did not specifically request that the death benefit be paid upon the annuitant's death;
THEN:
..    you will become the new annuitant and the policy will continue.

IF:
..    you are not the annuitant; and
..    you die prior to the annuity commencement date;
THEN:
..    the new owner (unless it is your spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees.

NOTE CAREFULLY: If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and Transamerica has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Transamerica.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose either guaranteed minimum death benefit option listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

There is an extra charge for guaranteed minimum death benefit A.

A.   Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly
     --------------------------------------------------------------------------
     Step-Up through age 80 Death Benefit
     ------------------------------------

     The death benefit under this option is the greater of 1 or 2 below:

     1.   The 6% Annually Compounding through age 80 Death Benefit is:
          .    the total premium payments; less
          .    any adjusted partial surrenders; plus
          .    interest at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the owner's date of death or the owner's 81st birthday.

     2.   The Monthly Step-Up through age 80 Death Benefit is equal to:
          . the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the owner's date of death or the owner's 81/st/ birthday; plus
          . any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus
          . any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

     This benefit is not available if the owner or annuitant is age 81 or older on the policy date.

     If the owner is a non-natural person, or if the owner has elected to have the death benefit paid upon the death of the annuitant, the guaranteed minimum death benefit will be based on the annuitant's age.

B.   Return of Premium Death Benefit
     -------------------------------

     The Return of Premium Death Benefit is:
        .  total premium payments; less
        . any adjusted partial surrenders (discussed below) as of the date of death.

     The Return of Premium Death Benefit will be in effect if you do not choose the other death benefit option on the policy application. The charges are lower for this option than for the other.

The following hereby amends, and to the extent inconsistent replaces, the corresponding ADDITIONAL FEATURES section of the prospectus:


Family Income Protector

The optional "family income protector" rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after ten years. You may elect to purchase this benefit, which provides a minimum amount you will have to apply to a family income protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The family income protector rider will not be issued if you are 85 years old or older (earlier if required by state law).

You can annuitize under the rider (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:
---------------------------
..    the policy value on the date the rider is issued; plus
..    any additional premium payments; minus
..    an adjustment for any surrenders made after the date the rider is issued;
..    the result of which is accumulated at the annual growth rate written on page one of the rider; minus
..    any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the annuity payment options listed in Section 7 of the prospectus. The family income protector payment options are:
..    Life Income--An election may be made for "No Period Certain" or "10 Years
     Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
..    Joint and Full Survivor--An election may be made for "No Period Certain" or
     "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:
..    You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
..    The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
..    We will make only one (two, three, etc.) annuity payments.

The minimum annuitization value is used solely to calculate the family income protector annuity payments and does not establish or guarantee a policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments described in Section 7 of the prospectus), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted policy value at otherwise applicable annuity factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the rider can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization
-----------------------------------
value to the policy value on a policy anniversary. This may be done within thirty days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:
..    the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees (the new rider will be what is currently offered for new sales);
..    the new fees, thresholds and factors may be higher (or lower) than before;
..    the new annual growth rate may be lower (or higher) than before; and
..    you will have a new ten year waiting period before you can annuitize under the rider.

It generally will not be to your advantage to upgrade unless your adjusted policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the Family Income Protector. You can only annuitize
-----------------------------------------------------
using the family income protector within the 30 days after the tenth or later policy anniversary after the family income protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade. Transamerica may, at its discretion, change the waiting period before the family income protector can be exercised in the future. You cannot, however, annuitize using the family income protector after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the family income protector on page one of the rider.

NOTE CAREFULLY: If you annuitize at any time other than indicated above, you cannot use the family income protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the rider are
--------------------------------------
guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payments. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the rider, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Rider Fee. A rider fee, currently 0.35% of the minimum annuitization value on
---------
the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each variable investment choice in proportion to the amount of policy value in each subaccount. This fee is deducted even if the adjusted policy value exceeds the minimum annuitization value.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. Transamerica may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider, in addition to the base product mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The rider is irrevocable. You have the option not to use the
-----------
benefit but you will not receive a refund of any fees you have paid. The rider will terminate upon the earliest of the following:

..    annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector);
..    upgrade of the minimum annuitization value (although a new rider will be issued);
..    termination of your policy; or
..    30 days after the policy anniversary after your 94/th/ birthday (earlier if required by state law).

The family income protector may vary by state and may not be available in all states.

                       STATEMENT OF ADDITIONAL INFORMATION

                     TRANSAMERICA LANDMARK VARIABLE ANNUITY

                                 Issued through

                              SEPARATE ACCOUNT VA B

                                   Offered by

                       TRANSAMERICA LIFE INSURANCE COMPANY

This statement of additional information expands upon subjects discussed in the current prospectus for the Transamerica Landmark Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2002 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.


This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2002

                                TABLE OF CONTENTS

                                                                                      Page
                                                                                      ----
GLOSSARY OF TERMS..................................................................     3
THE POLICY--GENERAL PROVISIONS.....................................................     5
    Owner .........................................................................     5
    Entire Policy .................................................................     5
    Misstatement of Age or Sex ....................................................     5
    Addition, Deletion or Substitution of Investments .............................     6
    Excess Interest Adjustment ....................................................     6
    Reallocation of Annuity Units After the Annuity Commencement Date .............    10
    Annuity Payment Options .......................................................    10
    Death Benefit .................................................................    11
    Death of Owner ................................................................    14
    Assignment ....................................................................    14
    Evidence of Survival ..........................................................    14
    Non-Participating .............................................................    14
    Amendments ....................................................................    14
    Employee and Agent Purchases ..................................................    15
    Present Value of Future Variable Payments......................................    15
    Stabilized Payments............................................................    15
CERTAIN FEDERAL INCOME TAX CONSEQUENCES............................................    16
    Tax Status of the Policy ......................................................    16
    Taxation of Transamerica ......................................................    20
INVESTMENT EXPERIENCE..............................................................    20
    Accumulation Units ............................................................    20
    Annuity Unit Value and Annuity Payment Rates ..................................    21
MANAGED ANNUITY PROGRAM--ADDITIONAL INFORMATION....................................    23
ADDITIONAL DEATH DISTRIBUTION--ADDITIONAL INFORMATION..............................    25
HISTORICAL PERFORMANCE DATA........................................................    26
    Money Market Yields ...........................................................    26
    Other Subaccount Yields .......................................................    27
    Total Returns .................................................................    28
    Other Performance Data ........................................................    28
    Adjusted Historical Performance Data ..........................................    29
PUBLISHED RATINGS..................................................................    29
STATE REGULATION OF TRANSAMERICA...................................................    29
ADMINISTRATION.....................................................................    29
RECORDS AND REPORTS................................................................    29
DISTRIBUTION OF THE POLICIES.......................................................    30
VOTING RIGHTS......................................................................    30
OTHER PRODUCTS.....................................................................    30
CUSTODY OF ASSETS..................................................................    31
LEGAL MATTERS......................................................................    31
INDEPENDENT AUDITORS...............................................................    31
OTHER INFORMATION..................................................................    31
FINANCIAL STATEMENTS...............................................................    31

                                GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value--The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office--Financial Markets Division--Variable Annuity Dept., Transamerica Life Insurance Company, 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant--The person whose life any annuity payments involving life contingencies will be based on.


Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by Transamerica. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary--The person who has the right to the death benefit as set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).


Code--The Internal Revenue Code of 1986, as amended.

Enrollment form--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment--A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender--The portion of a partial surrender (surrender) that exceeds the penalty free amount.


Fixed Account--One or more investment choices under the policy that are part of Transamerica's general assets and which are not in the separate account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts may be transferred.


Nonqualified Policy--A policy other than a qualified policy.

Owner-- The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
..    premium payments; minus
..    partial surrenders (including the net effect of any applicable excess interest adjustment and/or surrender charges on such surrenders); plus
..    interest credited in the fixed account; plus
..    accumulated gains in the separate account; minus
..    losses in the separate account; minus

..    service charges, rider fees, premium taxes, and transfer fees and any other charges, if any.


Policy Year--A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment--An amount paid to Transamerica by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account--Separate Account VA B , a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.


Service Charge--An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount--A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying fund portfolios.


Surrender Charge--A percentage of each premium payment in an amount from 8% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a "contingent deferred sales charge."

Valuation Period--The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice--Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner,
--------------
primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.


The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner's death, or payments must be made for a period certain or for the new owner's lifetime so long as any period certain does not exceed that new owner's life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount2 and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.


New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Van Kampen Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.


In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund..


Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate (currently 2% per year). This is referred to as the excess interest adjustment floor. Also, upon full surrender the cash value attributable to the fixed account will not be less than 90% of your fixed account premiums and transfers to the fixed account accumulated at 3% per year less surrenders and transfers. This is referred to as the net surrender value minimum.

The formula that will be used to determine the excess interest adjustment is:

                                S* (G-C)* (M/12)

S    =   Gross amount being surrendered that is subject to the excess interest adjustment
G    =   Guaranteed interest rate in effect for the policy
C    =   Current guaranteed interest rate then being offered on new premiums for the next longer option period than "M". If this policy form or such an option period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M    =   Number of months remaining in the current option period, rounded up to the next higher whole number of months.
*    =   multiplication
/\    =   exponentiation

                Example 1 (Full Surrender, rates increase by 3%):


------------------------------------------------------------------------------------------------------------
  Single premium:                                             $50,000.00
------------------------------------------------------------------------------------------------------------
  Guarantee period:                                           5 Years

------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                             5.50% per annum
------------------------------------------------------------------------------------------------------------
  Surrender:                                                  Middle of policy year 2
------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 2                     = 50,000.00 * (1.055) /\ 1.5 = 54,181.21
------------------------------------------------------------------------------------------------------------
  Cumulative Earnings                                         = 54,181.21 - 50,000.00 = 4,181.21
------------------------------------------------------------------------------------------------------------
  10% of Premium                                              = 50,000.00 * .10 = 5,000.00
------------------------------------------------------------------------------------------------------------
  Penalty free amount at middle of policy year 2              = 5,000.00
-------------------------------------------------------------------------------------------------------------
  Amount free of excess interest adjustment                   = 4,181.21
------------------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment                = 54,181.21 - 4,181.21 = 50,000.00
------------------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                            = 50,000.00 * (1.02) /\ 1.5 = 51,507.48
------------------------------------------------------------------------------------------------------------
  Excess interest adjustment
------------------------------------------------------------------------------------------------------------
  G = .055
------------------------------------------------------------------------------------------------------------
  C = .085
------------------------------------------------------------------------------------------------------------
  M = 42
------------------------------------------------------------------------------------------------------------
  Excess interest adjustment                                  = S* (G-C)* (M/12)
------------------------------------------------------------------------------------------------------------
                                                              = 50,000.00 * (.055-.085) * (42/12)
------------------------------------------------------------------------------------------------------------
                                                              = -5,250.00, but excess interest
                                                              adjustment cannot cause the adjusted
                                                              policy value to fall below the
                                                              excess interest adjustment floor,
                                                              so the adjustment is limited to
                                                              51,507.48 - 54,181.21 = -2,673.73
------------------------------------------------------------------------------------------------------------
  Adjusted policy value                                       = policy value + excess interest adjustment
                                                              = 54,181.21 + (-2,673.73) = 51,507.48
------------------------------------------------------------------------------------------------------------
  Portion of penalty-free amount which is deducted from       =cumulative earnings
  cumulative earnings                                         = 4,181.21
------------------------------------------------------------------------------------------------------------
  Portion of penalty-free amount which is deducted from       = 5,000 - 4, 181.21
  premium                                                     = 818.79
------------------------------------------------------------------------------------------------------------
  Surrender charges                                           = (50,000.00 - 818.79)* .08 = 3,934.50
------------------------------------------------------------------------------------------------------------
  Net surrender value at middle of policy year 2              = 51,507.48 - 3,934.50 = 47,572.98
------------------------------------------------------------------------------------------------------------
  Net surrender value minimum                                 = 90% * 50,000.00 * 1.03 /\ (1.5) = 47,040.11
------------------------------------------------------------------------------------------------------------
  The net surrender value of 47,572.28 is greater than the minimum of 47,040.11
------------------------------------------------------------------------------------------------------------

                Example 2 (Full Surrender, rates decrease by 1%):


-------------------------------------------------------------------------------------------------------------------------
  Single premium:                                              $50,000.00
------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                            5 Years
------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                              5.50% per annum
------------------------------------------------------------------------------------------------------------------
  Surrender:                                                   Middle of policy year 2
------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 2                      = 50,000.00 * (1.055) /\ 1.5 = 54,181.21
------------------------------------------------------------------------------------------------------------------
   Cumulative Earnings                                         = 54,181.21 - 50,000.00 = 4,181.21
------------------------------------------------------------------------------------------------------------------
  10% of Premium                                               = 50,000.00 * .10 = 5,000.00
------------------------------------------------------------------------------------------------------------------
  Penalty free amount at middle of policy year 2               = 5,000.00
------------------------------------------------------------------------------------------------------------------
   Amount free of excess interest adjustment                   = 4,181.21
------------------------------------------------------------------------------------------------------------------
  Amount subject to excess interest adjustment                 = 54,181.21 - 4,181.21 = 50,000.00
------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment floor                             = 50,000.00 * (1.02) /\ 1.5 = 51,507.48
------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment
------------------------------------------------------------------------------------------------------------------
  G = .055
------------------------------------------------------------------------------------------------------------------
  C = .045
------------------------------------------------------------------------------------------------------------------
  M = 42
------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment                                   = S* (G-C)* (M/12)
------------------------------------------------------------------------------------------------------------------
                                                               = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
------------------------------------------------------------------------------------------------------------------
  Adjusted policy value                                        = 54,181.21 + 1,750.00 = 55,931.21
------------------------------------------------------------------------------------------------------------------
  Portion of penalty-free amount which is deducted from        = cumulative earnings
  cumulative earnings                                          = 4,181.21
------------------------------------------------------------------------------------------------------------------
  Portion of penalty-free amount which is deducted from        = 5,000.00 - 4,181.21
  premium                                                      = 818.79
------------------------------------------------------------------------------------------------------------------
  Surrender charges                                            = (50,000.00 - 818.79) * .08 = 3,934.50
-------------------------------------------------------------------------------------------------------------------
  Net surrender value at middle of policy year 2               = 55,931.21 - 3,934.50 = 51,996.71
------------------------------------------------------------------------------------------------------------------
  Net surrender value minimum                                  = 90% * 50,000.00 * 1.03 /\ (1.5) = 47,040.11
------------------------------------------------------------------------------------------------------------------
  The net surrender value of 51,996.71 is greater than the minimum of 47,040.11
------------------------------------------------------------------------------------------------------------------

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

                                   R - E + SC

R    =   the requested partial surrender;
E    =   the excess interest adjustment; and
SC   =   the surrender charges on (EPW - E); where
EPW  =   the excess partial withdrawal amount.

              Example 3 (Partial Surrender, rates increase by 1%):

------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                          $50,000.00
------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                        5 Years
------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                          5.50% per annum
------------------------------------------------------------------------------------------------------------------------------
  Partial surrender:                                       $20,000 (requested withdrawal amount after penalties);
                                                           middle of policy year 2
------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 2                  = 50,000.00 * (1.055) /\ 1.5 = 54,181.21
------------------------------------------------------------------------------------------------------------------------------
  Cumulative Earnings                                      = 54,181.21 - 50,000.00 = 4,181.21
------------------------------------------------------------------------------------------------------------------------------
  10% of Premium                                           = 50,000.00 * .10 = 5,000.00
-------------------------------------------------------------------------------------------------------------------------------
  Penalty free amount at middle of policy year 2           = 5,000.00
------------------------------------------------------------------------------------------------------------------------------
   Amount free of excess interest adjustment               = 4,181.21
------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment/surrender charge
------------------------------------------------------------------------------------------------------------------------------
  S = 20,000 - 4,181.21 = 15,818.79
------------------------------------------------------------------------------------------------------------------------------
  G = .055
------------------------------------------------------------------------------------------------------------------------------
  C = .065
------------------------------------------------------------------------------------------------------------------------------
  M = 42
------------------------------------------------------------------------------------------------------------------------------
  E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
------------------------------------------------------------------------------------------------------------------------------
  EPW  = 20,000.00 - 5,000.00 = 15,000.00
------------------------------------------------------------------------------------------------------------------------------
  To receive the full $20,000 partial surrender amount,
  we must "gross-up" the EPW amount to account for the
  surrender charges to be deducted. This is done by
  dividing the EPW by (1 - surrender charge). New
  EPW = 15,000/(1 - .08) = 16,304.35
------------------------------------------------------------------------------------------------------------------------------
  SC   = .08 * (16,304.35 - (-553.66)) = 1,348.64
------------------------------------------------------------------------------------------------------------------------------
  Remaining policy value at middle of policy year 2        = 54,181.21 - (R - E + surrender charge)
------------------------------------------------------------------------------------------------------------------------------
                                                           = 54,181.21 - (20,000.00 - (-553.66) + 1,348.64) = 32,278.91
------------------------------------------------------------------------------------------------------------------------------

              Example 4 (Partial Surrender, rates decrease by 1%):

-------------------------------------------------------------------------------------------------------------------------------
  Single premium:                                              $50,000.00
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee period:                                            5 Years
-------------------------------------------------------------------------------------------------------------------------------
  Guarantee rate:                                              5.50% per annum
-------------------------------------------------------------------------------------------------------------------------------
  Partial surrender:                                           $20,000; middle of policy year 2
-------------------------------------------------------------------------------------------------------------------------------
  Policy value at middle of policy year 2                      = 50,000.00 * (1.055) /\ 1.5 = 54,181.21
-------------------------------------------------------------------------------------------------------------------------------
  Cumulative Earnings                                          = 54,181.21 - 50,000.00 = 4,181.21
-------------------------------------------------------------------------------------------------------------------------------
  10% of Premium                                               = 50,000.00 * .10 = 5,000.00
-------------------------------------------------------------------------------------------------------------------------------
  Penalty free amount at middle of policy year 2               = 5,000.00
-------------------------------------------------------------------------------------------------------------------------------
  Amount free of excess interest adjustment                    = 4,181.21
-------------------------------------------------------------------------------------------------------------------------------
  Excess interest adjustment/surrender charge
-------------------------------------------------------------------------------------------------------------------------------
  S = 20,000 - 4,181.21 = 15,818.79
-------------------------------------------------------------------------------------------------------------------------------
  G = .055
-------------------------------------------------------------------------------------------------------------------------------
  C = .045
-------------------------------------------------------------------------------------------------------------------------------
  M = 42
-------------------------------------------------------------------------------------------------------------------------------
  E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
-------------------------------------------------------------------------------------------------------------------------------
  EPW  = 20,000.00 - 5,000.00 = 15,000.00
-------------------------------------------------------------------------------------------------------------------------------
  To receive the full $20,000 partial surrender amount,
  we must "gross-up" the EPW amount to account for the
  surrender charges to be deducted. This is done
  by dividing the EPW by (1 - surrender charge).
  New EPW = 15,000/(1 - .08) = 16,304.35
-------------------------------------------------------------------------------------------------------------------------------
  SC   = .08 * (16,304.35 - 553.66) = 1,260.06
-------------------------------------------------------------------------------------------------------------------------------
  Remaining policy value at middle of policy year 2            = 54,181.21 - (R - E + surrender charge)
-------------------------------------------------------------------------------------------------------------------------------
                                                               = 54,181.21 - (20,000.00 - 553.66 + 1,260.06) = 33,474.81
-------------------------------------------------------------------------------------------------------------------------------


Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Managed Annuity Program or Initial Payment Guarantee. See the "Stabilized Payments" section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity
------------------------
payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments (other than payments under the Managed Annuity Program) the tables are based on a 5% effective annual Assumed Investment Return and the "2000 Table", using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.


Determination of the First Variable Payment. The amount of the first variable
-------------------------------------------
payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

       Annuity Commencement Date                    Adjusted Age
       -------------------------                    ------------

              Before 2010                            Actual Age
               2010-2019                         Actual Age minus 1
               2020-2026                         Actual Age minus 2
               2027-2033                         Actual Age minus 3
               2034-2040                         Actual Age minus 4
              After 2040                   As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment. Larger adjustments may be made for certain Managed Annuity Program annuity payments.

Determination of Additional Variable Payments. All variable annuity payments
---------------------------------------------
other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit
--------------------------
is reduced due to a partial surrender called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:
(1) is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For the Double Enhanced death benefit this amount is equal to the annually compounding value at the beginning of the year multiplied by 6%, less prior partial surrenders during the policy year. For the Return of Premium death benefit this amount is equal to zero;

(2) is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3) is the adjustment factor = current death benefit after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

-------------------------------------------------------------------------------------------------------------------
                                                  Example 1
                                         (Assumed Facts for Example)
-------------------------------------------------------------------------------------------------------------------
  $75,000      current guaranteed minimum death benefit before surrender
-------------------------------------------------------------------------------------------------------------------
  $50,000      current policy value before surrender
-------------------------------------------------------------------------------------------------------------------
  $75,000      current death benefit (larger of policy value, cash value and guaranteed minimum death benefit)
-------------------------------------------------------------------------------------------------------------------
  6%           current surrender charge percentage
-------------------------------------------------------------------------------------------------------------------
  $15,000      Requested surrender (requested amount including penalties)
-------------------------------------------------------------------------------------------------------------------
  $ 3,000      Remaining guaranteed minimum death benefit adjustment free amount
-------------------------------------------------------------------------------------------------------------------
  $ 5,000      Surrender charge-free amount (assumes penalty free surrender is available)
-------------------------------------------------------------------------------------------------------------------
  $10,000      excess partial surrender (amount subject to surrender charge)
-------------------------------------------------------------------------------------------------------------------
  $   100      excess interest adjustment (assumes interest rates have decreased since initial guarantee)
-------------------------------------------------------------------------------------------------------------------
  $   594      Surrender charge on (excess partial surrender less excess interest adjustment)
               = 0.06* (10,000 - 100)
-------------------------------------------------------------------------------------------------------------------
  $10,494      Reduction in policy value due to excess partial surrender = 10,000 - 100 + 594
-------------------------------------------------------------------------------------------------------------------
  $15,494      Total Gross Partial Surrender
-------------------------------------------------------------------------------------------------------------------
  $22,140      adjusted partial surrender = 3,000 + (15,494 - 3,000) * (75,000 - 3,000) / (50,000 - 3,000)
-------------------------------------------------------------------------------------------------------------------
  $52,860      New guaranteed minimum death benefit (after surrender) = 75,000 - 22,140
-------------------------------------------------------------------------------------------------------------------
  $34,506      New policy value (after surrender) = 50,000 - 15,494
-------------------------------------------------------------------------------------------------------------------

Summary:
--------

Reduction in guaranteed minimum death benefit        = $22,140
Reduction in policy value                            = $15,494

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

---------------------------------------------------------------------------------------------------------------------
                                                    Example 2
                                           (Assumed Facts for Example)
---------------------------------------------------------------------------------------------------------------------
  $50,000      current guaranteed minimum death benefit before surrender
---------------------------------------------------------------------------------------------------------------------
  $75,000      current policy value before surrender
---------------------------------------------------------------------------------------------------------------------
  $75,000      current death benefit (larger of policy value, cash value and guaranteed minimum death benefit)
---------------------------------------------------------------------------------------------------------------------
  6%           current surrender charge percentage
---------------------------------------------------------------------------------------------------------------------
  $15,000      requested surrender (requested amount including penalties)
---------------------------------------------------------------------------------------------------------------------
  $ 1,000      Remaining guaranteed minimum death benefit adjustment free surrender amount
---------------------------------------------------------------------------------------------------------------------
  $  7,500     surrender charge-free amount (assumes penalty free surrender is available)
---------------------------------------------------------------------------------------------------------------------
  $  7,500     excess partial surrender (amount subject to surrender charge)
---------------------------------------------------------------------------------------------------------------------
  $   -100     excess interest adjustment (assumes interest rates have increased since initial guarantee)
---------------------------------------------------------------------------------------------------------------------
  $    456     surrender charge on (excess partial surrender less excess interest adjustment)
               = 0.06*[(7500 - (- 100)]
---------------------------------------------------------------------------------------------------------------------
  $  8,056     reduction in policy value due to excess partial surrender
               = 7500 - (- 100) + 456 = 7500 + 100 + 456
----------------------------------------------------------------------------------------------------------------------
   $15,556     Total Gross Partial Surrender = 7,500 + 8,056
---------------------------------------------------------------------------------------------------------------------
  $15,556      adjusted partial surrender = 1,000 + (7,500 + 8056 - 1,000) * (75,000 - 1,000) / (75,000 - 1,000)
---------------------------------------------------------------------------------------------------------------------
  $34,444      New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556
---------------------------------------------------------------------------------------------------------------------
  $59,444      New policy value (after surrender) = 75,000 - 15,556
---------------------------------------------------------------------------------------------------------------------

Summary:
--------

Reduction in guaranteed minimum death benefit        = $15,556
Reduction in policy value                            = $15,556

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity
-------------------------
commencement date, the death benefit must (1) be distributed within five years of the date of the deceased's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased's death. If the sole beneficiary is the deceased's surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity commencement date, new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in
-----------
effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica's officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times
(b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

----------------------------------------------------------------------------------------------------------------------

         Hypothetical Changes in Annuity Units with Stabilized Payments*

----------------------------------------------------------------------------------------------------------------------
AIR                                           5.0%
----------------------------------------------------------------------------------------------------------------------
Life & 10 Year Certain
----------------------------------------------------------------------------------------------------------------------
Male aged 65
----------------------------------------------------------------------------------------------------------------------
First Variable Payment                        $500
----------------------------------------------------------------------------------------------------------------------
                                                               Monthly                     Adjustments    Cumulative
                                 Beginning      Annuity        Payment        Monthly          in          Adjusted
                                  Annuity         Unit         Without       Stabilized      Annuity       Annuity
                                   Units         Values     Stabilization     Payment         Units         Units
----------------------------------------------------------------------------------------------------------------------
At Issue:         January 1      400.0000       1.250000       $500.00        $500.00        0.0000        400.0000
----------------------------------------------------------------------------------------------------------------------
                  February 1     400.0000       1.252005       $500.80        $500.00        0.0041        400.0041
----------------------------------------------------------------------------------------------------------------------
                   March 1       400.0000       1.252915       $501.17        $500.00        0.0059        400.0100
----------------------------------------------------------------------------------------------------------------------
                   April 1       400.0000       1.245595       $498.24        $500.00       (0.0089)       400.0011
----------------------------------------------------------------------------------------------------------------------
                    May 1        400.0000       1.244616       $497.85        $500.00       (0.0108)       399.9903
----------------------------------------------------------------------------------------------------------------------
                    June 1       400.0000       1.239469       $495.79        $500.00       (0.0212)       399.9691
----------------------------------------------------------------------------------------------------------------------
                    July 1       400.0000       1.244217       $497.69        $500.00       (0.0115)       399.9576
----------------------------------------------------------------------------------------------------------------------
                   August 1      400.0000       1.237483       $494.99        $500.00       (0.0249)       399.9327
----------------------------------------------------------------------------------------------------------------------
                 September 1     400.0000       1.242382       $496.95        $500.00       (0.0150)       399.9177
----------------------------------------------------------------------------------------------------------------------
                  October 1      400.0000       1.242382       $496.95        $500.00       (0.0149)       399.9027
----------------------------------------------------------------------------------------------------------------------
                  November 1     400.0000       1.249210       $499.68        $500.00       (0.0016)       399.9012
----------------------------------------------------------------------------------------------------------------------
                  December 1     400.0000       1.252106       $500.84        $500.00        0.0040        399.9052
----------------------------------------------------------------------------------------------------------------------
                  January 1      399.9052       1.255106       $501.92        $501.92        0.0000        399.9052
----------------------------------------------------------------------------------------------------------------------



* Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order
----------------------------
for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ss.1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts
-------------
may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code requires that nonqualified policies contain
-------------------------
specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the surviving joint owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


Withholding. The portion of any distribution under a policy that is includable
-----------
in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions of certain after-tax contributions, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several type
------------------
of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 701/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 701/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual
-------------------------------
retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the deductible amount specified in the Code ($3,000 for 2002), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.


Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section
-----------------------------------------------
408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.


Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public
--------------------
school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age
59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.


Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a)
------------------------------------------------------------
and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.


Deferred Compensation Plans. Section 457 of the Code, while not actually
---------------------------
providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.


Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract
-------------------
held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death,
(iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a charge to that account.

                              INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the "net investment factor") which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)  is the net result of:
     (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
     (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
     (3) a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c) is an amount representing the separate account charge and any optional benefit fees, if applicable.

      Illustration of Separate Account Accumulation Unit Value Calculations
                     (Assumes Double Enhanced Death Benefit)

       Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =              (A + B - C) - E
                                    ------------
                                          D


Where: A =The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
          Assume                                                                          A = $11.57

       B =The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
           Assume                                                                               B = 0

       C =The per share charge or credit for any taxes reserved for at the end of the current valuation period.
          Assume                                                                               C = 0

       D =The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
          Assume                                                                          D = $11.40

       E =The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.55% on an annual basis; On a daily basis, this equals .000042141.


Then, the net investment factor = (11.57 + 0 - 0) - .000042141 = Z = 1.014870140
                                  ---------------
                                      (11.40)

        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

       Where: A =The accumulation unit value for the immediately preceding valuation period.
                                                 Assume = $X

              B =The net investment factor for the current valuation period.
                                                 Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for the subaccount on the immediately preceding business day;
(b)  is the net investment factor for that subaccount for the valuation period;
     and
(c)  is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:


     (i) is the result of:
          (1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
          (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
          (3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

     (ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
     (iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Managed Annuity Program or Initial Payment Guarantee annuity payments, the factor is 1.25% higher).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant0
..

               Illustration of Calculations for Annuity Unit Value
                          and Variable Annuity Payments

           Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

   Where: A =annuity unit value for the immediately preceding valuation period.
                                                    Assume = $X

          B =Net investment factor for the valuation period for which the annuity unit value is being calculated.

                                                    Assume =  Y

          C =A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

                                                    Assume =  Z

Then, the annuity unit value is:

          $X * Y * Z = $Q

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First monthly variable annuity payment =             A * B
                                                     -----
                                                    $1,000

       Where: A =The adjusted policy value as of the annuity commencement date.
                                                 Assume   = $X

              B =The Annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

                                                 Assume   = $Y

     Then, the first monthly variable annuity payment  = $X * $Y = $Z
                                                         -------
                                                         1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units        = A
                                 -
                                 B

       Where: A =The dollar amount of the first monthly variable annuity payment.
                                                Assume     = $X

              B =The annuity unit value for the valuation date on which the first monthly payment is due.
                                                Assume      = $Y

Then, the number of annuity units =   $X = Z
                                      --
                                      $Y

                MANAGED ANNUITY PROGRAM -- ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "Managed Annuity Program" for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

..    there were no subsequent premium payments or surrenders;
..    there were no premium taxes;
..    the $100,000 premium is subject to the Managed Annuity Program;
..    the annuitant is (or both annuitants are) 60 years old when the rider is issued;
..    the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the Managed Annuity Program); and
..    there was no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Life Only = Life Annuity with No Period Certain                         Life 10 = Life Annuity with 10 Years Certain
---------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at
      Exercise Date                   Male                         Female                   Joint & Survivor
---------------------------------------------------------------------------------------------------------------------
                            Life Only        Life 10       Life Only      Life 10       Life Only       Life 10
---------------------------------------------------------------------------------------------------------------------
       10 (age 70)            $1,112         $1,049         $1,035          $999          $876            $872
---------------------------------------------------------------------------------------------------------------------
           15                 1,788           1,606          1,663         1,546          1,366          1,349
---------------------------------------------------------------------------------------------------------------------
       20 (age 80)            2,960           2,441          2,777         2,393          2,200          2,117
---------------------------------------------------------------------------------------------------------------------


This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum income base as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of surrenders on the minimum income base are as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 1
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base on last policy anniversary:                  $10,000
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base at time of distribution:                     $10,500
-------------------------------------------------------------------------------------------------------------------------------
..        policy value at time of distribution:                            $15,000
-------------------------------------------------------------------------------------------------------------------------------
..        distribution amount:                                             $500
-------------------------------------------------------------------------------------------------------------------------------
..        prior distribution in current policy year:                       None
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..        maximum annual free amount:                                      $10,000 x 6% = $600
-------------------------------------------------------------------------------------------------------------------------------
..        policy value after distribution:                                 $15,000 - $500 = $14,500
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base after distribution:  since the               $10,500 - $500 = $10,000
         distribution amount was less than the maximum annual
         adjustment free amount
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 2
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base on last policy anniversary:                  $10,000
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base at time of distribution:                     $10,500
-------------------------------------------------------------------------------------------------------------------------------
..        policy value at time of distribution:                            $15,000
-------------------------------------------------------------------------------------------------------------------------------
..        distribution amount:                                             $1,500
-------------------------------------------------------------------------------------------------------------------------------
..        prior distribution in current policy year:                       $1,000
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..        maximum annual free amount:                                      $0.0
-------------------------------------------------------------------------------------------------------------------------------
        (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-------------------------------------------------------------------------------------------------------------------------------
..        policy value after distribution:                                 $15,000 - $1,500 = $13,500
-------------------------------------------------------------------------------------------------------------------------------
        (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base after distribution:                          $10,500 - (10% x $10,500) = $9,450
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 3
-------------------------------------------------------------------------------------------------------------------------------
                                                         Assumptions
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base on last policy anniversary:                  $10,000
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base at time of distribution:                     $10,500
-------------------------------------------------------------------------------------------------------------------------------
..        policy value at time of distribution:                            $7,500
-------------------------------------------------------------------------------------------------------------------------------
..        distribution amount:                                             $1,500
-------------------------------------------------------------------------------------------------------------------------------
..        prior distribution in current policy year:                       $1,000
-------------------------------------------------------------------------------------------------------------------------------
                                                         Calculations
-------------------------------------------------------------------------------------------------------------------------------
..        maximum annual free amount:                                      $0.0
-------------------------------------------------------------------------------------------------------------------------------
         (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-------------------------------------------------------------------------------------------------------------------------------
..        policy value after distribution:                                 $7,500 - $1,500 = $6,000
-------------------------------------------------------------------------------------------------------------------------------
         (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
-------------------------------------------------------------------------------------------------------------------------------
..        minimum income base after distribution:                          $10,500 - (20% x $10,500) = $8,400
-------------------------------------------------------------------------------------------------------------------------------

The amount of the first payment provided by the Managed Annuity Program will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the Managed Annuity Program. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the Managed Annuity Program payment option selected and is based on a guaranteed interest rate of 3% and the "2000 Table", using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). Subsequent payments will be calculated as described in the rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Transamerica bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Transamerica will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate Transamerica for this risk, a guaranteed payment fee will be deducted.

          ADDITIONAL DEATH DISTRIBUTION RIDER -- ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

                                    Example 1

----------------------------------------------------------------------------------------------------------------------
policy value on the rider date:                                                                     $100,000
----------------------------------------------------------------------------------------------------------------------
premiums paid after the rider date before surrender:                                                 $25,000
----------------------------------------------------------------------------------------------------------------------
gross partial surrenders after the rider date:                                                      $30,000
--------------------------------------------------------------------------------------------------- ------------------
death benefit on date of surrender                                                                  $150,000
----------------------------------------------------------------------------------------------------------------------
rider earnings on date of surrender (death benefit - policy value on rider date
- premiums paid $25,000 after rider date = $150,000 - $100,000 - $25,000):
----------------------------------------------------------------------------------------------------------------------
amount of surrender that exceeds rider earnings ($30,000 - $25,000):                                $5,000
----------------------------------------------------------------------------------------------------------------------
base policy death benefit on the date of death benefit calculation:                                 $200,000
----------------------------------------------------------------------------------------------------------------------
rider earnings (= death benefit - policy value on rider date - premiums since rider date +          $80,000
surrenders since rider date that exceeded rider earnings at time of surrender =
$200,000 - $100,000 - $25,000 + $5,000):
----------------------------------------------------------------------------------------------------------------------
additional death benefit amount (= additional death benefit factor * rider earnings = 40%*          $32,000
$80,000):
----------------------------------------------------------------------------------------------------------------------
total death benefit paid (=base policy death benefit plus additional death benefit amount:          $232,000
----------------------------------------------------------------------------------------------------------------------

                                    Example 2
----------------------------------------------------------------------------------------------------------------------
policy value on the rider date:                                                                     $100,000
----------------------------------------------------------------------------------------------------------------------
premiums paid after the rider date before surrender:                                                $0
----------------------------------------------------------------------------------------------------------------------
gross partial surrenders after the rider date:                                                      $0
----------------------------------------------------------------------------------------------------------------------
base policy death benefit on the date of death benefit calculation:                                 $75,000
----------------------------------------------------------------------------------------------------------------------
rider earnings = (death benefit - policy value on rider date - premiums since rider date +          $0
surrenders since rider date that exceeded rider earnings at time of surrender =
$75,000 - $100,000 - $0 + $0):
----------------------------------------------------------------------------------------------------------------------
additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):     $0
----------------------------------------------------------------------------------------------------------------------
total death benefit paid (=base policy death benefit plus additional death benefit amount:          $75,000
----------------------------------------------------------------------------------------------------------------------


                           HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Van Kampen Money Market Subaccount, which invests in the Van Kampen Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Van Kampen Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Van Kampen Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

                    Current Yield = ((NCS * ES)/UV) * (365/7)

Where:
NCS   =   The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES   =    Per unit expenses of the subaccount for the 7-day period.
UV   =    The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Van Kampen Money Market Subaccount will be lower than the yield for the Van Kampen Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the seventh policy year.


Transamerica may also disclose the effective yield of the Van Kampen Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

                Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:
NCS   =   The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES    =   Per unit expenses of the subaccount for the 7-day period.
UV    =   The unit value on the first day of the 7-day period.

The yield on amounts held in the Van Kampen Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Van Kampen Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Van Kampen Money Market Portfolio, the types and quality of portfolio securities held by the Van Kampen Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2001, the yield of the Van Kampen Money Market Subaccount was (0.33%), and the effective yield was (0.33%) for the Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit with a total mortality and expense fee and administrative charge of 1.50%. For the seven days ended December 31, 2001, the yield of the Van Kampen Money Market Subaccount was (0.27%), and the effective yield was (0.27%) for the Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.25%. There is no yield or effective yield for the Double Enhanced Death Benefit with a total mortality and expense fee and administrative charge of 1.55%; or Return of Premium Death Benefit with a total mortality and expense fee and administrative charge of 1.30% for the seven days ended December 31, 2001, because those death benefits were not available during that period.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Van Kampen Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

                  Yield = 2 * ((((NI - ES)/(U - UV)) + 1)6 -1)

Where:
NI    =   Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.
ES    =   Expenses of the subaccount for the 30-day period.
U     =   The average number of units outstanding.
UV    =   The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                P (1 + T)N = ERV

Where:
T    =    The average annual total return net of subaccount recurring charges.
ERV  =    The ending redeemable value of the hypothetical account at the end of the period.
P    =    A hypothetical initial payment of $1,000.
N    =    The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

                                CTR = (ERV / P)-1

Where:
CTR   =  The cumulative total return net of subaccount recurring charges for the period.
ERV   =  The ending redeemable value of the hypothetical investment at the end of the period.
P     =  A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                                PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.

                        STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica's contract liabilities and reserves so that the Division may determine the items are correct. Transamerica's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and Transamerica does not anticipate discontinuing the offering of the policies, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 2001, 2000 and 1999 the amount paid to AFSG Securities Corporation and/or the broker-dealers for their services regarding the policies was $41,169,013.97, $19,066,773.00 and $25,271,316.00,
respectively.

                                  VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

                                 OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

                                CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica's general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity policyowners as of December 31, 2001, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

                                OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial Statements - Statutory Basis

Transamerica Life Insurance Company
(Formerly PFL Life Insurance Company)
Years Ended December 31, 2001, 2000, and 1999

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                     Financial Statements - Statutory Basis

                  Years Ended December 31, 2001, 2000, and 1999




                                    Contents

Report of Independent Auditors........................................................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis......................................................................   3
Statements of Operations - Statutory Basis............................................................   5
Statements of Changes in Capital and Surplus - Statutory Basis........................................   6
Statements of Cash Flow - Statutory Basis.............................................................   7
Notes to Financial Statements - Statutory Basis.......................................................   8

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties....................................  40
Supplementary Insurance Information...................................................................  41
Reinsurance...........................................................................................  42

                         Report of Independent Auditors

The Board of Directors
Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (formerly known as PFL Life Insurance Company), an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2002

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                        Balance Sheets - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)


                                                                                  December 31
                                                                             2001             2000
                                                                       ----------------------------------
Admitted assets
Cash and invested assets:
   Cash and short-term investments                                        $     193,296    $       98,224
   Bonds                                                                     12,891,333         7,009,825
   Stocks:
     Preferred                                                                   51,786            19,987
     Common (cost: 2001 - $91,042; 2000 - $75,141)                               93,367            84,736
     Mutual funds sponsored by affiliated entities (cost:
       2001 - $4,403; 2000 - $4,132)                                              3,947             3,781
     Affiliated entities (cost: 2001 - $10,167; 2000 - $2,153)                    1,018                 -
   Mortgage loans on real estate                                              2,063,388         1,585,896
   Real estate, at cost less accumulated depreciation (2001 -
     $14,304; 2000 - $12,641):
       Home office properties                                                     7,374             7,601
       Properties acquired in satisfaction of debt                               15,082            15,599
       Investment properties                                                     30,034            31,070
   Policy loans                                                                  59,034            57,571
   Net short-term notes receivable from affiliates                              140,000                 -
   Other invested assets                                                        413,500           218,340
                                                                       ----------------------------------
Total cash and invested assets                                               15,963,159         9,132,630

Premiums deferred and uncollected                                                13,860            14,235
Accrued investment income                                                       165,836            89,976
Receivable from affiliate                                                             -            92,235
Net deferred income tax asset                                                    33,961                 -
Other assets                                                                     34,261            19,359
Separate account assets                                                       5,304,781         4,519,029




                                                                       ----------------------------------
Total admitted assets                                                     $  21,515,858    $   13,867,464
                                                                       ==================================

                                                                                  December 31
                                                                            2001                 2000
                                                                     ------------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                $  2,251,299        $  2,109,505
     Annuity                                                                7,402,612           4,653,643
     Accident and health                                                      384,234             305,365
   Policy and contract claim reserves:
     Life                                                                      13,561              10,071
     Accident and health                                                       28,202              32,323
   Liabilities for deposit-type contracts                                   4,773,460           1,284,572
   Other policyholders' funds                                                   2,147               2,840
   Remittances and items not allocated                                        412,696             332,961
   Asset valuation reserve                                                     58,872             106,192
   Interest maintenance reserve                                                26,415              16,693
   Net short-term notes payable to affiliates                                       -               6,200
   Other liabilities                                                          131,216             101,705
   Provision for reinsurance in unauthorized companies                          1,605                 495
   Federal income taxes payable                                                32,064               3,288
   Funds held under reinsurance treaties with unauthorized
     reinsurers                                                                13,403                   -
   Transfers from separate accounts due or accrued                           (150,654)           (118,075)
   Payable for securities                                                     119,715              24,482
   Payable to affiliates                                                        6,694                   -
   Separate account liabilities                                             5,259,079           4,512,979
                                                                     ------------------------------------
Total liabilities                                                          20,766,620          13,385,239

Commitments and contingencies (Note 10)

Capital and surplus:
   Common stock, $10 par value, 500,000 shares authorized,
     223,500 and 266,000 issued and outstanding shares in
     2001 and 2000, respectively                                                2,235               2,660
   Preferred stock, $10 par value, 42,500 shares authorized, issued
     and outstanding in 2001                                                      425                   -
   Paid-in surplus                                                            534,282             254,282
   Unassigned surplus                                                         212,296             225,283
                                                                     ------------------------------------
Total capital and surplus                                                     749,238             482,225
                                                                     ------------------------------------
Total liabilities and capital and surplus                                $ 21,515,858        $ 13,867,464
                                                                     ====================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                   Statements of Operations - Statutory Basis
                             (Dollars in Thousands)


                                                                                       Year Ended December 31
                                                                               2001             2000             1999
                                                                           ----------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
       Life                                                                 $   554,684       $   882,537     $   227,510
       Annuity                                                                4,118,905         3,223,121       1,413,049
       Accident and health                                                      150,586           152,293         160,570
   Net investment income                                                        825,953           527,313         437,549
   Amortization of interest maintenance reserve                                   3,503             3,867           7,588
   Commissions and expense allowances on reinsurance
     ceded                                                                      160,960            26,942          24,741
   Separate account fee income                                                   60,188            62,982          49,826
                                                                           ----------------------------------------------
                                                                              5,874,779         4,879,055       2,320,833
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                                      127,370           111,054         115,621
     Surrender benefits                                                       1,194,122         1,315,484       1,046,611
     Other benefits                                                             356,649           205,110         169,479
     Increase in aggregate reserves for policies and
       contracts:
         Life                                                                   141,397           556,724         195,606
         Annuity                                                              2,730,317           541,540         111,427
         Accident and health                                                     78,869            50,794          48,835
         Other                                                                        -             5,986          10,480
     Increase in liability for premium and other
       deposit funds                                                                  -         1,183,833               -
                                                                           ----------------------------------------------
                                                                              4,628,724         3,970,525       1,698,059
   Insurance expenses:
     Commissions                                                                290,622           196,101         167,146
     General insurance expenses                                                  81,737            58,019          54,191
     Taxes, licenses and fees                                                    15,934            26,740          12,382
     Net transfers to separate accounts                                         823,622           515,325         309,307
     Other expenses                                                              15,525               776             229
                                                                           ----------------------------------------------
                                                                              1,227,440           796,961         543,255
                                                                           ----------------------------------------------
                                                                              5,856,164         4,767,486       2,241,314
                                                                           ----------------------------------------------
Gain from operations before federal income tax expense
   and net realized capital gains (losses) on investments                        18,615           111,569          79,519
Federal income tax expense                                                       28,149            51,251          25,316
                                                                           ----------------------------------------------
Gain (loss) from operations before net realized capital
   gains (losses) on investments                                                 (9,534)           60,318          54,203

Netrealized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to (from) interest maintenance
   reserve)                                                                    (107,276)           (9,474)          6,365
                                                                           ----------------------------------------------
Net income (loss)                                                            $ (116,810)      $    50,844     $    60,568
                                                                           ==============================================

See accompanying notes.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in Thousands)

                                                                                                           Total
                                                            Common    Preferred  Paid-in    Unassigned    Capital
                                                             Stock      Stock    Surplus     Surplus    and Surplus
                                                          ----------------------------------------------------------
Balance at January 1, 1999                                    $2,660      $  -     $154,282  $205,586      $362,528
   Net income                                                      -         -            -    60,568        60,568
   Change in net unrealized capital gains/losses                   -         -            -   (20,217)      (20,217)
   Change in non-admitted assets                                   -         -            -      (980)         (980)
   Change in asset valuation reserve                               -         -            -   (11,605)      (11,605)
   Dividend to stockholder                                         -         -            -   (40,000)      (40,000)
   Tax benefit on stock options exercised                          -         -            -     1,305         1,305
   Change in surplus in separate accounts                          -         -            -       245           245
   Settlement of prior period tax returns and other
     tax-related adjustments                                       -         -            -     2,811         2,811
                                                          ----------------------------------------------------------
Balance at December 31, 1999                                   2,660         -      154,282   197,713       354,655
   Net income                                                      -         -            -    50,844        50,844
   Change in net unrealized capital gains/losses                   -         -            -   (19,784)      (19,784)
   Change in non-admitted assets                                   -         -            -    (1,210)       (1,210)
   Change in asset valuation reserve                               -         -            -    (2,999)       (2,999)
   Tax benefit on stock options exercised                          -         -            -     1,438         1,438
   Change in surplus in separate accounts                          -         -            -      (224)         (224)
   Change in provision for reinsurance in unauthorized
     companies                                                     -         -            -      (495)         (495)
   Capital contribution                                            -         -      100,000         -       100,000
                                                          ----------------------------------------------------------
Balance at December 31, 2000                                   2,660         -      254,282   225,283       482,225
   Net loss                                                        -         -            -  (116,810)     (116,810)
   Change in net unrealized capital gains/losses                   -         -            -   (10,700)      (10,700)
   Change in non-admitted assets                                   -         -            -   (51,381)      (51,381)
   Change in asset valuation reserve                               -         -            -    47,320        47,320
   Tax benefit on stock options exercised                          -         -            -       897           897
   Change in surplus in separate accounts                          -         -            -    (3,378)       (3,378)
   Change in provision for reinsurance in unauthorized
     companies                                                     -         -            -    (1,110)       (1,110)
   Change in net deferred income tax                               -         -            -    64,840        64,840
   Cumulative effect of changes in accounting principles           -         -            -    23,045        23,045
   Dividends to stockholder                                        -         -            -    (3,000)       (3,000)
   Exchange of common stock for preferred stock                 (425)      425            -         -             -
   Reinsurance transactions                                        -         -            -    37,290        37,290
   Capital contribution                                            -         -      280,000         -       280,000
                                                          ----------------------------------------------------------
Balance at December 31, 2001                                  $2,235      $425     $534,282  $212,296      $749,238
                                                          ==========================================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)

                                                                     Year Ended December 31
                                                                 2001         2000             1999
                                                         ------------------------------------------------
Operating activities
Premiums and other considerations received, net of
   reinsurance                                              $  5,024,130 $  4,285,644     $  1,830,365
Net investment income received                                   763,113      508,646          441,737
Life and accident and health claims paid                        (125,561)    (114,001)        (124,178)
Surrender benefits and other fund withdrawals paid            (1,330,575)  (1,315,484)      (1,046,611)
Other benefits paid to policyholders                            (170,315)    (205,100)        (169,476)
Commissions, other expenses and other taxes                     (399,599)    (267,778)        (238,192)
Net transfers to separate accounts                              (797,040)    (477,575)        (280,923)
Federal income taxes received (paid)                               1,525      (45,190)         (24,709)
                                                         ------------------------------------------------
Net cash provided by operating activities                      2,965,678    2,369,162          388,013

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                  7,556,980    4,817,508        3,283,038
   Common stocks                                                  76,287       50,953           60,293
   Mortgage loans on real estate                                 178,704      129,336          158,739
   Real estate                                                     2,179        2,042           13,367
   Policy loans                                                        -        2,300              186
   Other                                                          38,584       14,366            6,133
                                                         ------------------------------------------------
                                                               7,852,734    5,016,505        3,521,756
Cost of investments acquired:
   Bonds and preferred stocks                                (13,496,958)  (6,989,279)      (3,398,158)
   Common stocks                                                (102,352)     (54,697)         (76,200)
   Mortgage loans on real estate                                (659,617)    (372,757)        (480,750)
   Real estate                                                         -         (149)          (7,568)
   Policy loans                                                   (1,463)           -                -
   Other                                                        (288,641)    (116,485)         (48,719)
                                                         ------------------------------------------------
                                                             (14,549,031)  (7,533,367)      (4,011,395)
                                                         ------------------------------------------------
Net cash used in investing activities                         (6,696,297)  (2,516,862)        (489,639)

Financing and miscellaneous activities
Other cash provided:
   Capital and surplus paid in                                   280,000      100,000                -
   Borrowed money                                                 (6,200)    (138,300)         135,079
   Deposits on deposit-type contracts                          4,406,794            -                -
   Other sources                                                 354,709      338,402           28,835
                                                         ------------------------------------------------
Total other cash provided                                      5,035,303      300,102          163,914
Other cash applied:
   Dividends to stockholder                                       (3,000)           -          (40,000)
   Withdrawals from deposit-type contracts                      (944,380)           -                -
   Other applications                                           (262,232)    (107,873)         (51,882)
                                                         ------------------------------------------------
Total other cash applied                                      (1,209,612)    (107,873)         (91,882)
                                                         ------------------------------------------------
Net cash provided by financing and miscellaneous
   activities                                                  3,825,691      192,229           72,032
                                                         ------------------------------------------------
Increase (decrease) in cash and short-term investments            95,072       44,529          (29,594)
Cash and short-term investments at beginning of year              98,224       53,695           83,289
                                                         ------------------------------------------------
Cash and short-term investments at end of year             $     193,296 $     98,224     $     53,695
                                                         ================================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                 Notes to Financial Statements - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)

                                December 31, 2001


1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company), formerly PFL Life Insurance Company, is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to 2001, the Company was a wholly-owned subsidiary of First AUSA Life Insurance Company, a subsidiary of AEGON.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

   Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

   Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



   1. Organization and Summary of Significant Accounting Policies (continued)

   end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value. Stocks of affiliated companies are carried at equity in the underlying net

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2001, 2000, and 1999, the Company excluded investment income due and accrued of $16,146, $6,584, and $530, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company has entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying assets and liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2001, the Company recognized capital losses in the amount of $20,125 related to replication transactions.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.75 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on bases of consistency with those used in accounting policies for the original policies issued and the terms of the reinsurance contracts.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



2. Accounting Changes (continued)

Accounting changes adopted to conform to the previsions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



4. Fair Values of Financial Instruments (continued)

   Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

   Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Net short-term receivable from/notes payable to affiliates: The fair values for short-term notes receivable from/payable to affiliates are assumed to equal their carrying amount.

   Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


4. Fair Values of Financial Instruments (continued)

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 133:

                                                                              December 31
                                                                  2001                            2000
                                                    -------------------------------  -----------------------------
                                                       Carrying                         Carrying
                                                        Amount         Fair Value        Amount       Fair Value
                                                    -------------------------------  -----------------------------
   Admitted assets
   Cash and short-term investments                   $     193,296   $     193,296    $     98,224   $     98,224
   Bonds                                                12,891,333      12,936,983       7,009,825      7,014,991
   Preferred stocks                                         51,786          49,549          19,987         18,214
   Common stocks                                            93,367          93,367          84,736         84,736
   Mutual funds sponsored by affiliated
     entities                                                1,018           1,018           3,781          3,781
   Mortgage loans on real estate                         2,063,388       2,117,378       1,585,896      1,628,936
   Policy loans                                             59,034          59,034          57,571         57,571
   Net short-term notes receivable from
     affiliates                                            140,000         140,000               -              -
   Interest rate caps                                        1,406               3           3,224             49
   Swaps                                                   (29,268)       (140,307)          3,875        (14,777)
   Separate account assets                               5,304,781       5,304,781       4,519,029      4,519,029

   Liabilities
   Investment contract liabilities                      12,176,072      12,109,052       5,937,734      5,848,592
   Separate account annuity liabilities                  4,172,376       4,102,548       4,070,462      3,986,122
   Net short-term notes payable to affiliates                    -               -           6,200          6,200

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

                                                                   Gross          Gross          Estimated
                                                 Carrying        Unrealized     Unrealized         Fair
                                                  Amount           Gains          Losses           Value
                                               -------------------------------------------------------------
   December 31, 2001
   Bonds:
     United States Government and agencies      $   116,098       $  1,806       $    889       $   117,015
     State, municipal, and other government         245,626         13,251         16,610           242,267
     Public utilities                               922,762         20,165         12,901           930,026
     Industrial and miscellaneous                 5,598,744        123,985         94,570         5,628,159
     Mortgage and other asset-backed
       securities                                 6,008,103         61,403         49,990         6,019,516
                                               -------------------------------------------------------------
                                                 12,891,333        220,610        174,960        12,936,983
   Preferred stocks                                  51,786            254          2,491            49,549
   Affiliated preferred stocks                          761              -              -               761
                                               -------------------------------------------------------------
                                                $12,943,880       $220,864       $177,451       $12,987,293
                                               =============================================================

   December 31, 2000
   Bonds:
     United States Government and agencies      $    88,108       $  1,121       $  1,044       $    88,185
     State, municipal, and other government         239,700          8,954          9,465           239,189
     Public utilities                               573,870          9,149          4,213           578,806
     Industrial and miscellaneous                 2,945,326         63,181         73,026         2,935,481
     Mortgage and other asset-backed
       securities                                 3,162,821         43,092         32,583         3,173,330
                                               --------------------------------------------------------------
                                                  7,009,825        125,497        120,331         7,014,991
   Preferred stocks                                  19,987             14          1,787            18,214
                                               --------------------------------------------------------------
                                                $ 7,029,812       $125,511       $122,118       $ 7,033,205
                                               ==============================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Carrying       Estimated
                                                      Amount        Fair Value
                                                   -----------------------------

   Due in one year or less                          $   331,362     $   333,479
   Due after one year through five years              2,231,644       2,267,763
   Due after five years through ten years             2,578,710       2,583,662
   Due after ten years                                1,741,514       1,732,563
                                                   -----------------------------
                                                      6,883,230       6,917,467
   Mortgage and other asset-backed securities         6,008,103       6,019,516
                                                   -----------------------------
                                                    $12,891,333     $12,936,983
                                                   =============================

A detail of net investment income is presented below:

                                                   Year Ended December 31
                                               2001         2000        1999
                                            -----------------------------------

   Interest on bonds and preferred stock     $684,756     $421,931    $347,639
   Dividends on equity investments              1,362          644         734
   Interest on mortgage loans                 147,811      111,356      92,325
   Rental income on real estate                 8,289        8,070       7,322
   Interest on policy loans                     4,269        4,248       4,141
   Other investment income                     16,058        4,549       7,978
                                            -----------------------------------
   Gross investment income                    862,545      550,798     460,139

   Less investment expenses                    36,592       23,485      22,590
                                            -----------------------------------
   Net investment income                     $825,953     $527,313    $437,549
                                            ===================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                 Year Ended December 31
                                           2001          2000           1999
                                       -----------------------------------------

   Proceeds                             $7,556,980    $4,817,508     $3,283,038
                                       =========================================

   Gross realized gains                 $   82,314    $   24,440     $   21,171
   Gross realized losses                  (123,094)      (55,422)       (32,259)
                                       -----------------------------------------
   Net realized losses                  $  (40,780)   $  (30,982)    $  (11,088)
                                       =========================================

Gross realized losses for the year ended December 31, 2001 include $86,275 which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2001, investments with an aggregate carrying value of $57,725 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

                                                                          Realized
                                                         ------------------------------------------
                                                                   Year Ended December 31
                                                             2001           2000           1999
                                                         ------------------------------------------
   Bonds                                                  $ (40,780)      $(30,982)      $(11,088)
   Equity securities                                          6,266          5,551         11,433
   Mortgage loans on real estate                                  -          2,659          4,661
   Real estate                                                  399            220            900
   Short-term investments                                       661              9         (1,407)
   Other invested assets                                    (40,788)        (7,690)           534
                                                         ------------------------------------------
                                                            (74,242)       (30,233)         5,033

   Tax effect                                                (8,658)         5,199         (5,535)
   Transfer from (to) interest maintenance reserve          (24,376)        15,560          6,867
                                                         ------------------------------------------
   Net realized gains (losses)                            $(107,276)      $ (9,474)      $  6,365
                                                         ==========================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
              (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

                                                  Change in Unrealized
                                          -------------------------------------
                                                 Year Ended December 31
                                             2001         2000         1999
                                          -------------------------------------

   Bonds                                   $ 15,112     $(20,789)    $(12,711)
   Preferred stocks                           3,437        4,462       (2,753)
   Common stocks                             (7,270)        (249)      (4,873)
   Affiliated entities                      (15,246)      (3,506)         893
   Mortgage loans on real estate               (834)         296         (147)
   Other invested assets                        712          183         (626)
   Real estate                                    -         (181)           -
   Derivative instruments                    (6,611)           -            -
                                          -------------------------------------
   Change in unrealized gains/losses       $(10,700)    $(19,784)    $(20,217)
                                          =====================================

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                               December 31
                                                             2001       2000
                                                          ---------------------

   Unrealized gains                                        $ 4,025    $11,387
   Unrealized losses                                        (1,700)    (1,792)
                                                          ---------------------
   Net unrealized gains                                    $(2,325)   $ 9,595
                                                          =====================

During 2001, the Company issued mortgage loans with interest rates ranging from 4.6% to 11.25%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 87%. Mortgage loans with a carrying value of $245 were non-income producing for the previous 180 days. Accrued interest of $160 related to these mortgage loans was excluded from investment income at December 31, 2001. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

At December 31, 2001 and 2000, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,991 and $18,139, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution                            Property-Type Distribution
   --------------------------------------------------- ----------------------------------------------------
                                     December 31                                          December 31
                                   2001       2000                                      2001      2000
                                ----------------------                               ----------------------
   South Atlantic                    30%        26%    Office                            42%       40%
   Pacific                           28         22     Retail                            19        24
   E. North Central                  14         14     Industrial                        18        21
   Middle Atlantic                    9         12     Apartment                         16        10
   Mountain                           8         11     Other                              5         5
   W. South Central                   4          6
   W. North Central                   3          4
   New England                        3          3
   E. South Central                   1          2

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process. Interest rate swaps are used to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating-rate interest amounts based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

The Company owns interest rate caps to hedge against a rising interest rate environment. The cash flows from the interest rate caps will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The caps are designed to hedge against a sharp rise in interest rates and in certain situations, the caps will provide cash flow to offset the lower spread anticipated on in force liabilities during such an environment. A lower spread on in force business is anticipated due to increases in crediting rates (intended to prevent lapses), before the yield on existing assets rises by a commensurate amount. The counterparties are required to provide quarterly financial statements for the Company's review. The market value of the contracts are monitored on a timely basis and the credit exposure is measured by the fair value (market value) of the contract at the reporting date.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

At December 31, 2001 and 2000, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                       Notional Amount
                                                                  --------------------------
                                                                      2001            2000
                                                                  --------------------------
   Derivative securities:
     Interest rate and currency swaps:
       Receive fixed - pay floating                                $2,235,687       $451,770
       Receive floating - pay fixed                                 2,283,912        596,388
       Receive floating (uncapped) - pay floating (capped)          1,808,116         32,593
       Receive floating (LIBOR) - pay floating (S&P)                   45,000        345,000
     Interest rate cap agreements                                     541,172        518,515

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                      Year Ended December 31
                                                2001             2000              1999
                                            ----------------------------------------------
   Direct premiums                          $4,855,609        $3,205,023       $1,942,716
   Reinsurance assumed                         261,194         1,177,833            2,723
   Reinsurance ceded                          (292,628)         (124,905)        (144,310)
                                            ----------------------------------------------
   Net premiums earned                      $4,824,175        $4,257,951       $1,801,129
                                            ==============================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $135,889, $123,039, and $139,138 during 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $5,419 and $28,080, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $1,447,904 and $1,564,867, respectively.

At December 31, 2001, amounts recoverable from unauthorized reinsurers of $5,747 (2000 - $30,948) and reserve credits for reinsurance ceded of $115,987 (2000 - $85,163) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $55,561 at December 31, 2001, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. The Company holds collateral in the form of letters of credit of $70,000.

Additionally, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The effect of this transaction was also credited directly to surplus on a net of tax basis.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


7. Income Taxes

The components of the net deferred tax asset at January 1, 2001, the date of adoption of the revised NAIC Accounting Practices and Procedures Manual, and December 31, 2001 are as follows:

                                                        December 31,         January 1,
                                                            2001                2001
                                                    ----------------------------------
   Deferred income tax components:
     Gross deferred income tax assets                     $ 215,142        $ 134,020
     Gross deferred income tax liabilities                   31,768           15,486
     Deferred income tax assets nonadmitted                 149,413           99,410
                                                    ----------------------------------
   Net admitted deferred income tax asset                 $  33,961        $  19,124
                                                    ==================================

The main deferred income tax amounts, as well as the net change for the year ended December 31, 2001, are as follow:


                                                      December 31,        January 1,             Net
                                                         2001               2001               Change
                                                 -------------------------------------------------------
   Deferred income tax assets:
     Guaranty funds                                    $   6,362         $    7,066           $    (704)
     Non-admitted assets                                   1,711              1,276                 435
     Pension expenses                                      1,768              1,536                 232
     Deferred acquisition costs                          105,210             82,650              22,560
     Reserves                                             32,767             30,056               2,711
     Unrealized capital losses                            61,483              7,309              54,174
     Other                                                 5,841              4,127               1,714
                                                 -------------------------------------------------------
   Total deferred income tax assets                      215,142            134,020              81,122

   Deferred income tax assets - nonadmitted              149,413             99,410              50,003

   Deferred income tax liabilities:
     Partnerships                                          1,335              2,240                (905)
     Real estate                                           1,222              2,028                (806)
     Unrealized capital gains                             29,184              7,281              21,903
     Other                                                    27              3,937              (3,910)
                                                 -------------------------------------------------------
   Total deferred income tax liabilities               $  31,768         $   15,486           $  16,282
                                                 =======================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                                    December 31
                                                         2001          2000           1999
                                                    ----------------------------------------
   Income tax computed at federal statutory
     rate (35%)                                        $  6,515       $39,049       $27,832
     Deferred acquisition costs - tax basis              22,560        24,629         5,979
     Depreciation                                           104          (207)         (219)
     Dividends received deduction                        (2,228)       (1,802)       (1,666)
     IMR amortization                                    (1,226)       (1,353)       (2,656)
     Investment income items                             (4,937)       (3,866)         (977)
     Low income housing credits                          (5,725)       (4,328)            -
     Prior year over accrual                               (918)       (3,947)       (3,492)
     Reinsurance transactions                            13,051             -             -
     Tax reserve adjustment                               2,705         2,569         1,390
     Other                                               (1,752)          507          (875)
                                                    ----------------------------------------
   Federal income tax expense                          $ 28,149       $51,251       $25,316
                                                    ========================================

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination is underway for 1996 and 1997.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account" (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2001). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

8. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                      December 31
                                                          2001                           2000
                                              -----------------------------   -----------------------------
                                                                 Percent                        Percent
                                                   Amount       of Total          Amount       of Total
                                              -----------------------------   -----------------------------
   Subject to discretionary withdrawal with
     market value adjustment                    $   567,505         3%         $     221,151        2%
   Subject to discretionary withdrawal at
     book value less surrender charge             4,359,812        25              1,635,769       14
   Subject to discretionary withdrawal at
     market value                                 3,869,101        22              4,006,227       34
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                 3,845,030        22              4,279,843       37
   Not subject to discretionary withdrawal
     provision                                    5,061,818        28              1,453,732       13
                                              -----------------------------   -----------------------------
                                                 17,703,266       100%            11,596,722      100%
                                                              =============                    ============
   Less reinsurance ceded                         1,411,628                        1,504,445
                                              ---------------                 ---------------
   Total policy reserves on annuities and
     deposit-type liabilities                   $16,291,638                    $  10,092,277
                                              ===============                 ===============

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2001, 2000, and 1999 is as follows:

                                                                Guaranteed      Nonguaranteed
                                                                 Separate          Separate
                                                                  Account           Account           Total
                                                           ------------------------------------------------
   Premiums, deposits, and other considerations for
     the year ended December 31, 2001                      $      59,498     $   1,221,739      $ 1,281,237
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,574,436      $ 4,574,436
     Amortized cost                                              175,950                 -          175,950
                                                           ------------------------------------------------
   Total                                                   $     175,950     $   4,574,436      $ 4,750,386
                                                           ================================================

   Premiums, deposits, and other considerations for
     the year ended December 31, 2000                      $     100,000     $     743,550      $   843,550
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,273,977      $ 4,273,977
     Amortized cost                                              106,754                 -          106,754
                                                           ------------------------------------------------
   Total                                                   $     106,754     $   4,273,977      $ 4,380,731
                                                           ================================================

   Premiums, deposits, and other considerations for
     the year ended December 31, 1999                      $           -     $     486,282      $   486,282
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,377,676      $ 4,377,676
     Amortized cost                                                    -                 -                -
                                                           ------------------------------------------------
   Total                                                   $           -     $   4,377,676      $ 4,377,676
                                                           ================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                          Year Ended December 31
                                                                   2001             2000           1999
                                                             ----------------------------------------------
   Transfers as reported in the summary of operations
     of the separate accounts statement:
       Transfers to separate accounts                           $ 1,281,237      $ 843,530      $ 486,282
       Transfers from separate accounts                            (456,777)      (325,645)      (175,822)
                                                             ----------------------------------------------
   Net transfers to separate accounts                               824,460        517,885        310,460

   Miscellaneous reconciling adjustments                               (838)        (2,560)        (1,153)
                                                             ----------------------------------------------
   Transfers as reported in the summary of operations of
     the life, accident and health annual statement
                                                                $   823,622      $ 515,325      $ 309,307
                                                             ==============================================

At December 31, 2001, the Company had separate account annuities with guaranteed living benefits as follows:

                                                     Subjected Account     Amount of       Reinsurance
        Benefit and Type of Risk                           Value         Reserve Held     Reserve Credit
   --------------------------------------------------------------------------------------------------------
   Guaranteed minimum income benefit:
      Guaranteed premium                              $   1,262,820      $     3,436       $          -
      Accumulation fund                                       9,157              151                  -

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


8. Policy and Contract Attributes (continued)

                                                            Gross            Loading           Net
                                                          --------------------------------------------
   December 31, 2001
   Life and annuity:
     Ordinary direct first year business                  $  2,646          $   1,788        $     858
     Ordinary direct renewal business                       18,679              5,914           12,765
     Group life direct business                                245                116              129
                                                          --------------------------------------------
                                                            21,570              7,818           13,752
   Accident and health:
     Direct                                                    108                  -              108
                                                          --------------------------------------------
   Total accident and health                                   108                  -              108
                                                          --------------------------------------------
                                                          $ 21,678          $   7,818        $  13,860
                                                          ============================================

   December 31, 2000
   Life and annuity:
     Ordinary direct first year business                  $  2,763          $   1,854        $     909
     Ordinary direct renewal business                       20,180              6,063           14,117
     Group life direct business                                319                152              167
     Reinsurance ceded                                      (1,088)                 -           (1,088)
                                                          --------------------------------------------
                                                            22,174              8,069           14,105
   Accident and health:
     Direct                                                    151                  -              151
     Reinsurance ceded                                         (21)                 -              (21)
                                                          --------------------------------------------
   Total accident and health                                   130                  -              130
                                                          --------------------------------------------
                                                          $ 22,304          $   8,069        $  14,235
                                                          ============================================

At December 31, 2001 and 2000, the Company had insurance in force aggregating $65,715 and $48,824, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $2,139 and $1,227 to cover these deficiencies at December 31, 2001 and 2000, respectively.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


9.  Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2002, without the prior approval of insurance regulatory authorities, is $74,658.

The Company paid dividends to its parent of $3,000, $-0-, and $40,000 in 2001, 2000, and 1999, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 2001, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company's employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with SFAS No. 87 as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $665, $457, and $408 for the years ended December 31, 2001, 2000, and 1999, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


10.  Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $314, $310, and $267 for the years ended December 31, 2001, 2000, and 1999, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2001, 2000, and 1999 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $94, $41, and $28 for the years ended December 31, 2001, 2000, and 1999, respectively.

11.  Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $33,505, $21,115, and $19,983, respectively, for these services, which approximates their costs to the affiliates.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)



11.  Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate of 1.76% at December 31, 2001. During 2001, 2000, and 1999, the Company paid net interest of $1,966, $1,234, and $1,994, respectively, to affiliates.

During 2001 and 2000, the Company received capital contributions of $280,000 and $100,000, respectively, in cash from its parent.

At December 31, 2001, the Company has net short-term notes receivable from an affiliate of $140,000 At December 31, 2000, the Company had net short-term notes payable of $6,200, which consists of short-term notes receivable from affiliates of $99,800 and short-term notes payable to affiliates of $106,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $209,491 and $199,491 at December 31, 2001 and 2000, respectively.

12.  Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $607,317 and $311,477 at December 31, 2001 and 2000, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


12.  Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2001, the Company has pledged invested assets with a carrying value and market value of $1,129,930 and $1,129,478, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2001 and 2000, the value of securities loaned amounted to $496,277 and $148,927, respectively.

The Company has contingent commitments for $180,025 at December 31, 2001 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $18,200 and $20,188 and an offsetting premium tax benefit of $7,316 and $7,429 at December 31, 2001 and 2000, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(1,943), $1,134, and $1,994 for the years ended December 31, 2001, 2000, and 1999, respectively.

                            Statutory-Basis Financial
                               Statement Schedules

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                       Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in Thousands)

                                December 31, 2001

SCHEDULE I

                                                                                                 Amount at
                                                                                                   Which
                                                                                               Shown in the
                                                                                 Market           Balance
                 Type of Investment                            Cost (1)           Value            Sheet
-----------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States Government and government agencies
     and authorities                                        $   135,982     $    137,221      $   135,982
   States, municipalities and political subdivisions          1,230,794        1,226,251        1,230,794
   Foreign governments                                          124,811          130,189          124,811
   Public utilities                                             922,762          930,026          922,762
   All other corporate bonds                                 10,476,984       10,513,296       10,476,984
Redeemable preferred stocks                                      51,786           49,549           51,786
                                                            ----------------------------------------------
Total fixed maturities                                       12,943,119       12,986,532       12,943,119

Equity securities
Common stocks:
   Public utilities                                                 541              590              590
   Banks, trust and insurance                                    47,605           47,987           47,987
   Industrial, miscellaneous and all other                       42,896           44,790           44,790
                                                            ----------------------------------------------
Total equity securities                                          91,042           93,367           93,367

Mortgage loans on real estate                                 2,063,388                -        2,063,388
Real estate                                                      22,456                -           22,456
Real estate held for the production of income                    30,034                -           30,034
Policy loans                                                     59,034                -           59,034
Other long-term investments                                     413,500                -          413,500
Cash and short-term investments                                 193,296                -          193,296
                                                            ----------------------------------------------
Total investments                                           $15,815,869     $          -      $15,818,194
                                                            ==============================================

 (1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                       Supplementary Insurance Information
                             (Dollars in Thousands)

SCHEDULE III

                                                                                                                     Benefits,
                                                                                                                      Claims
                                        Future Policy                  Policy and                       Net         Losses and
                                        Benefits and     Unearned       Contract        Premium      Investment     Settlement
                                          Expenses       Premiums      Liabilities      Revenue        Income*       Expenses
                                       ----------------------------------------------------------------------------------------
Year ended December 31, 2001
Individual life                         $  2,249,755    $       -        $13,452        $  553,951     $146,877      $  211,100
Individual health                            241,856       10,971         11,019            97,541       21,406          90,991
Group life and health                        125,564        7,387         17,292            53,778       12,054          61,171
Annuity                                    7,402,612            -              -         4,118,905      645,616       4,265,462
                                       ----------------------------------------------------------------------------------------
                                        $ 10,019,787    $  18,358        $41,763        $4,824,175     $825,953      $4,628,724
                                       ========================================================================================

Year ended December 31, 2000
Individual life                         $  2,107,973    $       -        $ 9,993        $  881,652     $132,477      $  649,924
Individual health                            179,488       10,825         11,585            88,222       14,132          71,399
Group life and health                        109,570        7,014         20,816            64,956       11,008          45,383
Annuity                                    4,577,664            -              -         3,223,121      369,696       3,203,819
                                       ----------------------------------------------------------------------------------------
                                        $  6,974,695    $  17,839        $42,394        $4,257,951     $527,313      $3,970,525
                                       ========================================================================================

Year ended December 31, 1999
Individual life                         $  1,550,188    $       -        $ 8,607        $  226,456     $104,029      $  274,730
Individual health                            133,214       10,311         10,452            77,985       10,036          58,649
Group life and health                        105,035        8,604         27,088            83,639       10,422          61,143
Annuity                                    4,036,751            -              -         1,413,049      313,062       1,303,537
                                       ----------------------------------------------------------------------------------------
                                        $  5,825,188    $  18,915        $46,147        $1,801,129     $437,549      $1,698,059
                                       ========================================================================================
                                            Other
                                          Operating      Premiums
                                          Expenses*       Written
                                       -------------------------------
Year ended December 31, 2001
Individual life                         $    658,786              -
Individual health                             40,757     $   97,144
Group life and health                         24,416         52,600
Annuity                                      503,481              -
                                       -------------
                                        $  1,227,440
                                       =============

Year ended December 31, 2000
Individual life                         $    476,394              -
Individual health                             39,427     $   88,000
Group life and health                         33,422         63,474
Annuity                                      247,718              -
                                       -------------
                                        $    796,961
                                       =============

Year ended December 31, 1999
Individual life                         $    141,030              -
Individual health                             35,329     $   77,716
Group life and health                         38,075         81,918
Annuity                                      328,821              -
                                       -------------
                                        $    543,255
                                       =============


*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                                   Reinsurance
                             (Dollars in Thousands)

SCHEDULE IV

                                                                                                   Percentage of
                                                                   Assumed From                       Amount
                                                 Ceded to Other       Other             Net           Assumed
                                 Gross Amount       Companies       Companies         Amount           to Net
                               ------------------------------------------------------------------------------
Year ended December 31, 2001
Life insurance in force          $  12,213,483      $ 1,679,015     $   100,311      $10,634,779         0.9%
                               =============================================================================

Premiums:
   Individual life               $     547,754      $    (2,497)    $     3,700      $   553,951         0.7%
   Individual health                    98,925            2,167             783           97,541         0.8
   Group life and health               127,085           85,018          11,711           53,778        21.8
   Annuity                           4,081,845          207,940         245,000        4,118,905         5.9
                               -----------------------------------------------------------------------------
                                 $   4,855,609      $   292,628     $   261,194      $ 4,824,175         5.4%
                               =============================================================================

Year ended December 31, 2000
Life insurance in force          $   9,477,758      $ 1,088,937     $    70,808      $ 8,459,629         0.8%
                               =============================================================================

Premiums:
   Individual life               $     882,584      $     4,575     $     3,361      $   881,370         0.4%
   Individual health                    92,426            4,204               -           88,222           -
   Group life and health               173,505          108,550               -           64,955           -
   Annuity                           2,056,508            7,576       1,174,472        3,223,404        36.4
                               -----------------------------------------------------------------------------
                                 $   3,205,023      $   124,905     $ 1,177,833      $ 4,257,951        27.7%
                               =============================================================================

Year ended December 31, 1999
Life insurance in force          $   6,538,901      $  (500,192)    $   415,910      $ 7,455,003         6.4%
                               =============================================================================

Premiums:
   Individual life               $     227,363      $     3,967     $     2,723      $   226,119         1.2%
   Individual health                    83,489            5,504               -           77,985           -
   Group life and health               205,752          122,113               -           83,639           -
   Annuity                           1,426,112           12,726               -        1,413,386           -
                               -----------------------------------------------------------------------------
                                 $   1,942,716      $   144,310     $     2,723      $ 1,801,129         0.2%
                               =============================================================================

Financial Statements

Transamerica Life Insurance Company Separate Account VA B -
Transamerica Landmark Variable Annuity
Year Ended December 31, 2001

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                             Financial Statements

                         Year Ended December 31, 2001



                                   Contents
Report of Independent Auditors.....................................   1

Financial Statements

Statements of Assets and Liabilities...............................   3
Statements of Operations...........................................  33
Statements of Changes in Net Assets................................  43
Notes to Financial Statements......................................  57

                         Report of Independent Auditors

The Board of Directors and Contract Owners of Transamerica Landmark Variable Annuity,
Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account VA B, formerly the PFL Endeavor VA Separate Account (comprised of the Endeavor Money Market, Endeavor Asset Allocation, T. Rowe Price International Stock, Capital Guardian Value, Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Jennison Growth, Endeavor Enhanced Index, Capital Guardian Global, Endeavor High Yield, Endeavor Janus Growth, Capital Guardian U.S. Equity, Transamerica VIF Growth, Transamerica VIF Small Company, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP II Contrafund(R), Fidelity - VIP III Growth Opportunities, Fidelity - VIP III Mid Cap, Alger Aggressive Growth, Goldman Sachs Growth, Janus Global, NWQ Value Equity, Pilgrim Baxter Mid Cap Growth, Salomon All Cap, T. Rowe Price Dividend Growth, T. Rowe Price Small Cap, Gabelli Global Growth, Great Companies-Global2, Great Companies - AmericaSM, Great Companies - TechnologySM, American Century Income & Growth, American Century International, Van Kampen Emerging Growth, Janus Aspen - Aggressive Growth, Janus Aspen - Strategic Value, Janus Aspen - Worldwide Growth, Alliance Growth & Income, and Alliance Premier Growth subaccounts), which are available for investment by contract owners of the Transamerica Landmark Variable Annuity, as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B which are available for investment by contract owners of Transamerica Landmark Variable Annuity at December 31, 2001, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 1, 2002

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                                           Endeavor            Endeavor Asset
                                                                         Market Money            Allocation
                                                                          Subaccount             Subaccount
                                                                    ------------------------------------------
Assets
Cash                                                                         $         30         $         32
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                             107,964,365                    -
  Endeavor Asset Allocation Portfolio                                                   -          207,842,145
  T. Rowe Price International Stock Portfolio                                           -                    -
  Capital Guardian Value Portfolio                                                      -                    -
  Dreyfus Small Cap Value Portfolio                                                     -                    -
  Dreyfus U. S. Government Securities Portfolio                                         -                    -
  T. Rowe Price Equity Income Portfolio                                                 -                    -
  T. Rowe Price Growth Stock Portfolio                                                  -                    -
  Jennison Growth Portfolio                                                             -                    -
  Endeavor Enhanced Index Portfolio                                                     -                    -
  Capital Guardian Global Portfolio                                                     -                    -
  Endeavor High Yield Portfolio                                                         -                    -
  Endeavor Janus Growth Portfolio                                                       -                    -
  Capital Guardian U.S. Equity Portfolio                                                -                    -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                                     -                    -
  Transamerica VIF Small Company Portfolio                                              -                    -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                                -                    -
  Fidelity - VIP Growth Portfolio                                                       -                    -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                                             -                    -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                                     -                    -
  Fidelity - VIP III Mid Cap Portfolio                                                  -                    -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                                               -                    -
  Goldman Sachs Growth                                                                  -                    -
  Janus Global                                                                          -                    -
  NWQ Value Equity                                                                      -                    -
  Pilgrim Baxter Mid Cap Growth                                                         -                    -
  Salomon All Cap                                                                       -                    -
  T. Rowe Price Dividend Growth                                                         -                    -
  T. Rowe Price Small Cap                                                               -                    -
  Gabelli Global Growth                                                                 -                    -
  Great Companies - Global/2/                                                           -                    -

See accompanying notes.

 T. Rowe Price              Capital              Dreyfus           Dreyfus U. S.
 International             Guardian             Small Cap           Government          T. Rowe Price         T. Rowe Price
     Stock                   Value                Value             Securities          Equity Income         Growth Stock
  Subaccount                                   Subaccount           Subaccount            Subaccount           Subaccount
----------------------------------------------------------------------------------------------------------------------------
 $        -              $         33         $         16         $         6          $          1          $          8


          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -
 75,633,782                         -                    -                   -                     -                     -
          -               139,740,068                    -                   -                     -                     -
          -                         -          166,222,495                   -                     -                     -
          -                         -                    -          60,127,388                     -                     -
          -                         -                    -                   -           177,874,360                     -
          -                         -                    -                   -                     -           126,965,916
          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -

          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -

          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -

          -                         -                    -                   -                     -                     -

          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -

          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -
          -                         -                    -                   -                     -                     -

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                                  Endeavor          Endeavor Asset
                                                                                Money Market          Allocation
                                                                                 Subaccount           Subaccount
                                                                             ----------------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
  AEGON/Transamerica Series Fund, Inc. (continued):
    Great Companies - America(SM)                                             $          -          $          -
    Great Companies - Technology(SM)                                                     -                     -
    American Century Income & Growth                                                     -                     -
    American Century International                                                       -                     -
    Van Kampen Emerging Growth                                                           -                     -
  Janus Aspen Series Fund:
    Janus Aspen - Aggressive Growth Portfolio                                            -                     -
    Janus Aspen - Strategic Value Portfolio                                              -                     -
    Janus Aspen - Worldwide Growth Portfolio                                             -                     -
  Alliance Variable Products Series Fund, Inc.:
    Alliance Growth & Income Portfolio                                                   -                     -
    Alliance Premier Growth Portfolio                                                    -                     -
                                                                             -----------------------------------
Total investments in mutual funds                                              107,964,365           207,842,145
                                                                             -----------------------------------
Total assets                                                                   107,964,395           207,842,177

Liabilities
Contract terminations payable                                                            -                     -
                                                                             -----------------------------------
                                                                              $107,964,395          $207,842,177
                                                                             ===================================

Net assets:
  Deferred annuity contracts terminable by owners                             $107,964,395          $207,842,177
                                                                             -----------------------------------
Total net assets                                                              $107,964,395          $207,842,177
                                                                             ===================================

See accompanying notes.

T. Rowe Price           Capital           Dreyfus       Dreyfus U. S.
International          Guardian          Small Cap       Government      T. Rowe Price      T. Rowe Price
    Stock                Value             Value         Securities      Equity Income       Growth Stock
 Subaccount           Subaccount        Subaccount       Subaccount        Subaccount         Subaccount
-----------------------------------------------------------------------------------------------------------
 $         -        $          -       $          -    $         -       $          -       $          -
           -                   -                  -              -                  -                  -
           -                   -                  -              -                  -                  -
           -                   -                  -              -                  -                  -
           -                   -                  -              -                  -                  -

           -                   -                  -              -                  -                  -
           -                   -                  -              -                  -                  -
           -                   -                  -              -                  -                  -


           -                   -                  -              -                  -                  -
           -                   -                  -              -                  -                  -
-----------------------------------------------------------------------------------------------------------
  75,633,782         139,740,068        166,222,495     60,127,388        177,874,360        126,965,916
-----------------------------------------------------------------------------------------------------------
  75,633,782         139,740,101        166,222,511     60,127,394        177,874,361        126,965,924


          45                   -                  -              -                  -                  -
-----------------------------------------------------------------------------------------------------------
 $75,633,737        $139,740,101       $166,222,511    $60,127,394       $177,874,361       $126,965,924
===========================================================================================================


 $75,633,737        $139,740,101       $166,222,511    $60,127,394       $177,874,361       $126,965,924
-----------------------------------------------------------------------------------------------------------
 $75,633,737        $139,740,101       $166,222,511    $60,127,394       $177,874,361       $126,965,924
===========================================================================================================

                  Transamerica Life Insurance Company Separate
              Account VA B - Transamerica Landmark Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                            Endeavor        Endeavor Asset
                                                                          Money Market         Allocation
                                                                           Subaccount          Subaccount
                                                                       ------------------------------------
Accumulation units outstanding - return of premium death benefit
 (1.40%)                                                                 47,835,329.176     60,117,349.714
                                                                       =====================================
Accumulation unit value - return of premium death benefit (1.40%)       $      1.368631    $      2.687589
                                                                       =====================================

Accumulation units outstanding - return of premium death benefit
 and units in income phase (1.25%)                                        4,074,448.362        628,831.483
                                                                       =====================================
Accumulation unit value - return of premium death benefit and units
 in income phase (1.25%)                                                $      1.011385    $      0.964813
                                                                       =====================================

Accumulation units outstanding - 5% annually compounding death
 benefit or double enhanced death benefit (1.55%)                        17,963,647.378     12,953,762.967
                                                                       =====================================
Accumulation unit value - 5% annually compounding death benefit or
 double enhanced death benefit (1.55%)                                  $      1.359341    $      2.669327
                                                                       =====================================

Accumulation units outstanding - greater of 6% annually compounding
 death benefit or monthly step-up death benefit (1.50%)                  13,821,591.097     11,510,203.002
                                                                       =====================================
Accumulation unit value - greater of 6% annually compounding death
 benefit or monthly step-up death benefit (1.50%)                       $      1.009719    $      0.963225
                                                                       =====================================

See accompanying notes.

    T. Rowe Price        Capital               Dreyfus            Dreyfus U. S.
    International        Guardian             Small Cap            Government         T. Rowe Price        T. Rowe Price
       Stock              Value                 Value              Securities         Equity Income         Growth Stock
     Subaccount         Subaccount            Subaccount           Subaccount           Subaccount           Subaccount
--------------------------------------------------------------------------------------------------------------------------
   50,436,921.421       44,245,720.162       35,776,621.303       28,689,959.829       53,131,224.777       31,999,229.663
==========================================================================================================================
 $       1.225547     $       2.316504     $       3.168906      $      1.414117      $      2.352249      $      2.719986
==========================================================================================================================


      361,293.405        2,196,488.762        3,580,567.493        1,597,577.698        2,560,450.593        1,845,115.032
==========================================================================================================================

 $       0.830259     $       1.023245     $       0.978906      $      1.016603      $      0.988919      $      0.935195
==========================================================================================================================


   10,495,289.619       11,920,837.494       12,087,716.681        8,903,197.984       17,270,752.258       12,167,488.769
==========================================================================================================================

 $       1.217188     $       2.300746     $       3.147350      $      1.406799      $      2.336285      $      2.701515
==========================================================================================================================


      900,249.839        7,410,662.876       11,563,126.610        5,327,788.379       10,143,809.762        5,711,161.413
==========================================================================================================================

 $       0.828893     $       1.021548     $       0.977283      $      1.014928      $      0.987303      $      0.933658
==========================================================================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                       Jennison Growth    Endeavor Enhanced
                                                                          Subaccount       Index Subaccount
                                                                    ----------------------------------------
Assets
Cash                                                                  $                -  $                -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                      -                   -
  Endeavor Asset Allocation Portfolio                                                  -                   -
  T. Rowe Price International Stock Portfolio                                          -                   -
  Capital Guardian Value Portfolio                                                     -                   -
  Dreyfus Small Cap Value Portfolio                                                    -                   -
  Dreyfus U. S. Government Securities Portfolio                                        -                   -
  T. Rowe Price Equity Income Portfolio                                                -                   -
  T. Rowe Price Growth Stock Portfolio                                                 -                   -
  Jennison Growth Portfolio                                                   20,058,489                   -
  Endeavor Enhanced Index Portfolio                                                    -          66,756,940
  Capital Guardian Global Portfolio                                                    -                   -
  Endeavor High Yield Portfolio                                                        -                   -
  Endeavor Janus Growth Portfolio                                                      -                   -
  Capital Guardian U.S. Equity Portfolio                                               -                   -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                                    -                   -
  Transamerica VIF Small Company Portfolio                                             -                   -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                               -                   -
  Fidelity - VIP Growth Portfolio                                                      -                   -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                                            -                   -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                                    -                   -
  Fidelity - VIP III Mid Cap Portfolio                                                 -                   -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                                              -                   -
  Goldman Sachs Growth                                                                 -                   -
  Janus Global                                                                         -                   -
  NWQ Value Equity                                                                     -                   -
  Pilgrim Baxter Mid Cap Growth                                                        -                   -
  Salomon All Cap                                                                      -                   -
  T. Rowe Price Dividend Growth                                                        -                   -
  T. Rowe Price Small Cap                                                              -                   -
  Gabelli Global Growth                                                                -                   -
  Great Companies - Global/2/                                                          -                   -

See accompanying notes.

  Capital                                     Endeavor           Capital                                Transamerica
  Guardian               Endeavor              Janus          Guardian U.S.         Transamerica         VIF Small
   Global               High Yield             Growth             Equity             VIF Growth           Company
 Subaccount             Subaccount           Subaccount         Subaccount           Subaccount          Subaccount
----------------------------------------------------------------------------------------------------------------------
$          -          $            -       $            1     $            -        $           -       $          -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
  20,670,680                       -                    -                  -                    -                  -
           -              13,819,496                    -                  -                    -                  -
           -                       -          280,211,039                  -                    -                  -
           -                       -                    -         22,295,497                    -                  -

           -                       -                    -                  -           17,895,915                  -
           -                       -                    -                  -                    -          2,491,378

           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -

           -                       -                    -                  -                    -                  -

           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -

           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -
           -                       -                    -                  -                    -                  -

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                           Jennison           Endeavor
                                                                            Growth         Enhanced Index
                                                                          Subaccount         Subaccount
                                                                      -------------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
 AEGON/Transamerica Series Fund, Inc. (continued):
  Great Companies - America(SM)                                       $              -    $              -
  Great Companies - Technology(SM)                                                   -                   -
  American Century Income & Growth                                                   -                   -
  American Century International                                                     -                   -
  Van Kampen Emerging Growth                                                         -                   -
 Janus Aspen Series Fund:
  Janus Aspen - Aggressive Growth Portfolio                                          -                   -
  Janus Aspen - Strategic Value Portfolio                                            -                   -
  Janus Aspen - Worldwide Growth Portfolio                                           -                   -
 Alliance Variable Products Series Fund, Inc.:
  Alliance Growth & Income Portfolio                                                 -                   -
  Alliance Premier Growth Portfolio                                                  -                   -
                                                                      ------------------------------------
Total investments in mutual funds                                           20,058,489          66,756,940
                                                                      ------------------------------------
Total assets                                                                20,058,489          66,756,940

Liabilities
Contract terminations payable                                                        3                   1
                                                                      ------------------------------------
                                                                      $     20,058,486    $     66,756,939
                                                                      ====================================

Net assets:
 Deferred annuity contracts terminable by owners                      $     20,058,486    $     66,756,939
                                                                      ------------------------------------
Total net assets                                                      $     20,058,486    $     66,756,939
                                                                      ====================================

See accompanying notes.

    Capital                                     Endeavor              Capital                                Transamerica
    Guardian              Endeavor               Janus              Guardian U.S.         Transamerica        VIF Small
     Global              High Yield              Growth                Equity              VIF Growth          Company
   Subaccount            Subaccount            Subaccount            Subaccount            Subaccount         Subaccount
---------------------------------------------------------------------------------------------------------------------------
$           -         $            -         $           -       $             -         $           -      $           -
            -                      -                     -                     -                     -                  -
            -                      -                     -                     -                     -                  -
            -                      -                     -                     -                     -                  -
            -                      -                     -                     -                     -                  -

            -                      -                     -                     -                     -                  -
            -                      -                     -                     -                     -                  -
            -                      -                     -                     -                     -                  -

            -                      -                     -                     -                     -                  -
            -                      -                     -                     -                     -                  -
---------------------------------------------------------------------------------------------------------------------------
   20,670,680             13,819,496           280,211,039            22,295,497            17,895,915          2,491,378
---------------------------------------------------------------------------------------------------------------------------
   20,670,680             13,819,496           280,211,040            22,295,497            17,895,915          2,491,378

          387                     59                     -                   434                   311                 49
---------------------------------------------------------------------------------------------------------------------------
$  20,670,293         $   13,819,437         $ 280,211,040       $    22,295,063         $  17,895,604      $   2,491,329
===========================================================================================================================


$  20,670,293         $   13,819,437         $ 280,211,040       $    22,295,063         $  17,895,604      $   2,491,329
---------------------------------------------------------------------------------------------------------------------------
$  20,670,293         $   13,819,437         $ 280,211,040       $    22,295,063         $  17,895,604      $   2,491,329
===========================================================================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                          Jennison           Endeavor
                                                                           Growth        Enhancement Index
                                                                         Subaccount         Subaccount
                                                                        ----------------------------------
Accumulation units outstanding - return of premium death benefit
 (1.40%)                                                                 11,859,669.144     15,803,391.952
                                                                        ==================================
Accumulation unit value - return of premium death benefit (1.40%)       $      0.868714    $      1.401905
                                                                        ==================================

Accumulation units outstanding - return of premium death benefit
 and units in income phase (1.25%)                                           71,946.862      1,570,996.557
                                                                        ==================================
Accumulation unit value - return of premium death benefit and units
in income phase (1.25%)                                                 $      0.873072    $      0.899067
                                                                        ==================================

Accumulation units outstanding - 5% annually compounding death
 benefit or double enhanced death benefit (1.55%)                         9,452,958.098     19,774,366.136
                                                                        ==================================
Accumulation unit value - 5% annually compounding death benefit or
 double enhanced death benefit (1.55%)                                  $      0.862821    $      1.392379
                                                                        ==================================

Accumulation units outstanding - greater of 6% annually compounding
 death benefit or monthly step-up death benefit (1.50%)                   1,763,114.363     17,442,706.546
                                                                        ==================================
Accumulation unit value - greater of 6% annually compounding death
 benefit or monthly step-up death benefit (1.50%)                       $      0.871639    $      0.897581
                                                                        ==================================

See accompanying notes.

       Capital                               Endeavor              Capital                             Transamerica
       Guardian           Endeavor            Janus             Guardian U.S.      Transamerica         VIF Small
        Global           High Yield           Growth               Equity           VIF Growth           Company
      Subaccount         Subaccount         Subaccount           Subaccount         Subaccount          Subaccount
--------------------------------------------------------------------------------------------------------------------
     6,769,554.852      5,478,151.547      8,838,775.334       7,052,319.970       1,739,044.061          78,790.300
====================================================================================================================
   $      1.131675     $     0.960010     $    24.500024     $      0.845807     $      0.674851      $     1.107646
====================================================================================================================


       490,628.642        693,088.256        683,912.849       1,334.150.773       1,706,383.184         235,465.109
====================================================================================================================

   $      0.875178     $     0.980546     $     0.784523     $      0.945070     $      0.872609      $     1.108736
====================================================================================================================


     9,182,798.939      6,006,284.107      2,533,584.342      12,891,871.617       8,295,025.139         189,723.391
====================================================================================================================

   $      1.125133     $     0.954934     $    24.333494     $      0.841423     $      0.673200      $     1.106551
====================================================================================================================


     2,572,971.281      2,191,308.735      1,881,103.787       4,474,512.069      11,075,671.148       1,746,348.859
====================================================================================================================

   $      0.873737     $     0.978934     $     0.783225     $      0.943517     $      0.871170      $     1.106909
====================================================================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                          Fidelity -
                                                                         VIP Equity-        Fidelity -
                                                                           Income           VIP Growth
                                                                         Subaccount         Subaccount
                                                                    --------------------------------------
Assets
Cash                                                                  $              -   $              -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                    -                  -
  Endeavor Asset Allocation Portfolio                                                -                  -
  T. Rowe Price International Stock Portfolio                                        -                  -
  Capital Guardian Value Portfolio                                                   -                  -
  Dreyfus Small Cap Value Portfolio                                                  -                  -
  Dreyfus U. S. Government Securities Portfolio                                      -                  -
  T. Rowe Price Equity Income Portfolio                                              -                  -
  T. Rowe Price Growth Stock Portfolio                                               -                  -
  Jennison Growth Portfolio                                                          -                  -
  Endeavor Enhanced Index Portfolio                                                  -                  -
  Capital Guardian Global Portfolio                                                  -                  -
  Endeavor High Yield Portfolio                                                      -                  -
  Endeavor Janus Growth Portfolio                                                    -                  -
  Capital Guardian U.S. Equity Portfolio                                             -                  -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                                  -                  -
  Transamerica VIF Small Company Portfolio                                           -                  -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                     9,144,771                  -
  Fidelity - VIP Growth Portfolio                                                    -          2,395,441
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                                          -                  -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                                  -                  -
  Fidelity - VIP III Mid Cap Portfolio                                               -                  -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                                            -                  -
  Goldman Sachs Growth                                                               -                  -
  Janus Global                                                                       -                  -
  NWQ Value Equity                                                                   -                  -
  Pilgrim Baxter Mid Cap Growth                                                      -                  -
  Salomon All Cap                                                                    -                  -
  T. Rowe Price Dividend Growth                                                      -                  -
  T. Rowe Price Small Cap                                                            -                  -
  Gabelli Global Growth                                                              -                  -
  Great Companies - Global/2/                                                        -                  -

See accompanying notes.

  Fidelity -          Fidelity -         Fidelity -              Alger
    VIP II          VIP III Growth         VIP III            Aggressive         Goldman          Janus
 Contrafund(R)      Opportunities          Mid Cap              Growth         Sachs Growth       Global
  Subaccount         Subaccount          Subaccount           Subaccount        Subaccount      Subaccount
--------------------------------------------------------------------------------------------------------------
  $         -        $         -         $        -            $        -      $       41        $        -

            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -

            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -

            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -

    9,889,494                  -                  -                     -               -                 -

            -          1,923,208                  -                     -               -                 -
            -                  -         19,086,036                     -               -                 -

            -                  -                  -             4,768,246               -                 -
            -                  -                  -                     -       4,583,004                 -
            -                  -                  -                     -               -         2,237,371
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -
            -                  -                  -                     -               -                 -

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)



                                                                            Fidelity -
                                                                           VIP Equity-         Fidelity -
                                                                             Income           VIP Growth
                                                                           Subaccount         Subaccount
                                                                     -----------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
  AEGON/Transamerica Series Fund, Inc. (continued):
    Great Companies - America(SM)                                      $            -        $         -
    Great Companies - Technology(SM)                                                -                  -
    American Century Income & Growth                                                -                  -
    American Century International                                                  -                  -
    Van Kampen Emerging Growth                                                      -                  -
  Janus Aspen Series Fund:
    Janus Aspen - Aggressive Growth Portfolio                                       -                  -
    Janus Aspen - Strategic Value Portfolio                                         -                  -
    Janus Aspen - Worldwide Growth Portfolio                                        -                  -
 Alliance Variable Products Series Fund, Inc.:
    Alliance Growth & Income Portfolio                                              -                  -
    Alliance Premier Growth Portfolio                                               -                  -
                                                                       ---------------------------------
Total investments in mutual funds                                           9,144,771          2,395,441
                                                                       ---------------------------------
Total assets                                                                9,144,771          2,395,441

Liabilities
Contract terminations payable                                                     108             12,394
                                                                       ---------------------------------
                                                                       $    9,144,663        $ 2,383,047
                                                                       =================================
Net assets:
 Deferred annuity contracts terminable by owners                       $    9,144,663        $ 2,383,047
                                                                       ---------------------------------
Total net assets                                                       $    9,144,663        $ 2,383,047
                                                                       =================================

See accompanying notes.

  Fidelity -         Fidelity -       Fidelity -     Alger
    VIP II          VIP III Growth    VIP III      Aggressive     Goldman         Janus
 Contrafund(R)     Opportunities      Mid Cap        Growth     Sachs Growth     Global
 Subaccount           Subaccount     Subaccount     Subaccount   Subaccount     Subaccount
--------------------------------------------------------------------------------------------
 $          -      $         -       $         -   $        -    $         -    $        -
            -                -                 -            -              -             -
            -                -                 -            -              -             -
            -                -                 -            -              -             -
            -                -                 -            -              -             -

            -                -                 -            -              -             -
            -                -                 -            -              -             -
            -                -                 -            -              -             -

            -                -                 -            -              -             -
            -                -                 -            -              -             -
------------------------------------------------------------------------------------------
    9,889,494        1,923,208        19,086,036    4,768,246      4,583,004     2,237,371
------------------------------------------------------------------------------------------
    9,889,494        1,923,208        19,086,036    4,768,246      4,583,045     2,237,371


          442               10             3,368           55              -            44
------------------------------------------------------------------------------------------
 $  9,889,052      $ 1,923,198       $19,082,668   $4,768,191    $ 4,583,045    $2,237,327
==========================================================================================

 $  9,889,052      $ 1,923,198       $19,082,668   $4,768,191    $ 4,583,045    $2,237,327
------------------------------------------------------------------------------------------
 $  9,889,052      $ 1,923,198       $19,082,668   $4,768,191    $ 4,583,045    $2,237,327
==========================================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)



                                                                          Fidelity -
                                                                             VIP             Fidelity -
                                                                         Equity-Income       VIP Growth
                                                                          Subaccount         Subaccount
                                                                        -----------------------------------
Accumulation units outstanding - return of premium death benefit
 (1.40%)                                                                   2,028,585.695        495,718.990
                                                                        ===================================
Accumulation unit value - return of premium death benefit (1.40%)       $       1.013361     $     0.867866
                                                                        ===================================
Accumulation units outstanding - return of premium death benefit
 and units in income phase (1.25%)                                           950,745.211        477,320.744
                                                                        ===================================
Accumulation unit value - return of premium death benefit and units
in income phase (1.25%)                                                 $       0.937746     $     0.868717
                                                                        ===================================
Accumulation units outstanding - 5% annually compounding death
 benefit or double enhanced death benefit (1.55%)                          3,433,331.916        320,600.296
                                                                        ===================================
Accumulation unit value - 5% annually compounding death benefit or
 double enhanced death benefit (1.55%)                                  $       1.010868     $     0.867001
                                                                        ===================================
Accumulation units outstanding - greater of 6% annually compounding
 death benefit or monthly step-up death benefit (1.50%)                    2,912,578.341      1,453,053.018
                                                                        ===================================
Accumulation unit value - greater of 6% annually compounding death
 benefit or monthly step-up death benefit (1.50%)                       $       0.936205     $     0.867285
                                                                        ===================================

See accompanying notes.

  Fidelity -           Fidelity -      Fidelity -        Alger
    VIP II           VIP III Growth     VIP III        Aggressive       Goldman          Janus
 Contrafund(R)       Opportunities      Mid Cap          Growth       Sachs Growth       Global
  Subaccount           Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
---------------------------------------------------------------------------------------------------
    2,274,396.804       341,342.625   3,900,128.415   1,620,629.350     992,435.251   1,572,946.837
===================================================================================================
  $      0.796290    $     0.714054  $     1.060517  $     0.575129  $     0.775980  $     0.592046
===================================================================================================

    1,117,220.983       223,499.713   1,235,966.446     543,691.547     446,850.332               -
===================================================================================================

  $      0.947203    $     0.913372  $     1.029218  $     0.900861  $     0.884268  $            -
===================================================================================================

    4,263,245.602       524,654.819   5,990,258.285   4,054,346.391   1,862,381.584   2,211.497.089
===================================================================================================

  $      0.794319    $     0.712295  $     1.057890  $     0.573708  $     0.774069  $     0.590582
===================================================================================================

    3,842,220.009     1,208,090.618   7,140,843.881   1,134,479.583   2,238,530.023               -
===================================================================================================

  $      0.945641    $     0.911864  $     1.027526  $     0.899371  $     0.882806  $            -
===================================================================================================

                  Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                                           Pilgrim Baxter
                                                                       NWQ Value Equity    Mid Cap Growth
                                                                          Subaccount         Subaccount
                                                                    ---------------------------------------
Assets
Cash                                                                  $                -  $              -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                      -                  -
  Endeavor Asset Allocation Portfolio                                                  -                  -
  T. Rowe Price International Stock Portfolio                                          -                  -
  Capital Guardian Value Portfolio                                                     -                  -
  Dreyfus Small Cap Value Portfolio                                                    -                  -
  Dreyfus U. S. Government Securities Portfolio                                        -                  -
  T. Rowe Price Equity Income Portfolio                                                -                  -
  T. Rowe Price Growth Stock Portfolio                                                 -                  -
  Jennison Growth Portfolio                                                            -                  -
  Endeavor Enhanced Index Portfolio                                                    -                  -
  Capital Guardian Global Portfolio                                                    -                  -
  Endeavor High Yield Portfolio                                                        -                  -
  Endeavor Janus Growth Portfolio                                                      -                  -
  Capital Guardian U.S. Equity Portfolio                                               -                  -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                                    -                  -
  Transamerica VIF Small Company Portfolio                                             -                  -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                               -                  -
  Fidelity - VIP Growth Portfolio                                                      -                  -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                                            -                  -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                                    -                  -
  Fidelity - VIP III Mid Cap Portfolio                                                 -                  -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                                              -                  -
  Goldman Sachs Growth                                                                 -                  -
  Janus Global                                                                         -                  -
  NWQ Value Equity                                                            10,364,654                  -
  Pilgrim Baxter Mid Cap Growth                                                        -          7,274,631
  Salomon All Cap                                                                      -                  -
  T. Rowe Price Dividend Growth                                                        -                  -
  T. Rowe Price Small Cap                                                              -                  -
  Gabelli Global Growth                                                                -                  -
  Great Companies - Global/2/                                                          -                  -

See accompanying notes.

                     T. Rowe Price                            Gabelli            Great              Great
   Salomon             Dividend         T. Rowe Price         Global           Companies-         Companies-
   All Cap              Growth            Small Cap           Growth           Global/2/          America(SM)
  Subaccount          Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------
$            -      $              -   $              -   $              -   $              -   $              4


             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
                                   -                  -                  -                  -                  -
             -
             -                     -                  -                  -                  -                  -
                                   -                  -                  -                  -                  -
             -
             -                     -                  -                  -                  -                  -
                                   -                  -                  -                  -                  -
             -
                                   -                  -                  -                  -                  -
             -
             -                     -                  -                  -                  -                  -
                                   -                  -                  -                  -                  -
             -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
             -                     -                  -                  -                  -                  -
    28,992,018                     -                  -                  -                  -                  -
             -             4,429,763                  -                  -                  -                  -
             -                     -          7,349,607                  -                  -                  -
             -                     -                  -          4,665,211                  -                  -
             -                     -                  -                  -            646,848                  -

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)


                                                                                           Pilgrim Baxter
                                                                          NWQ Value           Mid Cap
                                                                            Equity            Growth
                                                                          Subaccount         Subaccount
                                                                        -----------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
  AEGON/Transamerica Series Fund, Inc. (continued):
    Great Companies - America(SM)                                        $             -   $            -
    Great Companies - Technology(SM)                                                   -                -
    American Century Income & Growth                                                   -                -
    American Century International                                                     -                -
    Van Kampen Emerging Growth                                                         -                -
  Janus Aspen Series Fund:
    Janus Aspen - Aggressive Growth Portfolio                                          -                -
    Janus Aspen - Strategic Value Portfolio                                            -                -
    Janus Aspen - Worldwide Growth Portfolio                                           -                -
  Alliance Variable Products Series Fund, Inc.:
    Alliance Growth & Income Portfolio                                                 -                -
    Alliance Premier Growth Portfolio                                                  -                -
                                                                        ---------------------------------
Total investments in mutual funds                                             10,364,654        7,274,631
                                                                        ---------------------------------
Total assets                                                                  10,364,654        7,274,631

Liabilities
Contract terminations payable                                                        128              141
                                                                        ---------------------------------
                                                                         $    10,364,526   $    7,274,490
                                                                        =================================

Net assets:
  Deferred annuity contracts terminable by owners                        $    10,364,526   $    7,274,490
                                                                        ---------------------------------
Total net assets                                                         $    10,364,526   $    7,274,490
                                                                        =================================

See accompanying notes.

                     T. Rowe Price                           Gabelli          Great              Great
     Salomon           Dividend         T. Rowe Price         Global        Companies -       Companies -
     All Cap            Growth            Small Cap           Growth         Global/2/        America(SM)
   Subaccount         Subaccount         Subaccount         Subaccount       Subaccount       Subaccount
----------------------------------------------------------------------------------------------------------
$         -         $        -          $       -           $        -      $        -        $2,284,543
          -                  -                  -                    -               -                 -
          -                  -                  -                    -               -                 -
          -                  -                  -                    -               -                 -
          -                  -                  -                    -               -                 -

          -                  -                  -                    -               -                 -
          -                  -                  -                    -               -                 -
          -                  -                  -                    -               -                 -


          -                  -                  -                    -               -                 -
          -                  -                  -                    -               -                 -
----------------------------------------------------------------------------------------------------------
 28,992,018          4,429,763          7,349,607            4,665,211         646,848         2,284,543
----------------------------------------------------------------------------------------------------------
 28,992,018          4,429,763          7,349,607            4,665,211         646,848         2,284,547


        728                 39              3,320                   73              60                 -
----------------------------------------------------------------------------------------------------------
$28,991,290         $4,429,724         $7,346,287           $4,665,138      $  646,788        $2,284,547
==========================================================================================================


$28,991,290         $4,429,724         $7,346,287           $4,665,138      $  646,788        $2,284,547
----------------------------------------------------------------------------------------------------------
$28,991,290         $4,429,724         $7,346,287           $4,665,138      $  646,788        $2,284,547
==========================================================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)



                                                                                           Pilgrim Baxter
                                                                            NWQ Value         Mid Cap
                                                                             Equity            Growth
                                                                            Subaccount       Subaccount
                                                                      ------------------------------------
Accumulation units outstanding - return of premium death benefit
 (1.40%)                                                                  2,904,194.267      3,372,663.268
                                                                      ====================================
Accumulation unit value - return of premium death benefit (1.40%)        $     1.047563     $     0.499618
                                                                      ====================================

Accumulation units outstanding - return of premium death benefit
 and units in income phase (1.25%)                                        1,148,362.777        418,187.490
                                                                      ====================================
Accumulation unit value - return of premium death benefit and units
in income phase (1.25%)                                                  $     0.944875     $     0.824293
                                                                      ====================================

Accumulation units outstanding - 5% annually compounding death
 benefit or double enhanced death benefit (1.55%)                         2,807,645.209      6,201,303.677
                                                                      ====================================
Accumulation unit value - 5% annually compounding death benefit or
 double enhanced death benefit (1.55%)                                   $     1.044981     $     0.498392
                                                                      ====================================

Accumulation units outstanding - greater of 6% annually compounding
 death benefit or monthly step-up death benefit (1.50%)                   3,501,710.246      2,617,576.077
                                                                      ====================================
Accumulation unit value - greater of 6% annually compounding death
 benefit or monthly step-up death benefit (1.50%)                        $     0.943312     $     0.822921
                                                                      ====================================

See accompanying notes.

                  T. Rowe Price                       Great            Great
    Salomon          Dividend      T. Rowe Price      Global         Companies -   Companies -
    All Cap           Growth         Small Cap        Growth         Global/2/     America(SM)
  Subaccount        Subaccount       Subaccount     Subaccount       Subaccount    Subaccount
------------------------------------------------------------------------------------------------
   5,097,146.627     811,483.325   1,838,502.329     537,083.881     120,789.647     303,606.925
================================================================================================
$       1.039580  $     1.016662  $     0.761551  $     0.831562    $   0.779219  $     0.983081
================================================================================================



   2,686,656.053     694,266.766     819,954.043     640,257.311      66,629.002     295,044.365
================================================================================================

$       0.946133  $     0.963704  $     0.955974  $     0.892401    $   0.921911  $     0.984049
================================================================================================


   9,711,175.948   1,390,866.296   3,099,577.602   2,044,088.327     237,392.252     143,165.166
================================================================================================

$       1.036993  $     1.014149  $     0.759675  $     0.830048    $   0.777811  $     0.982103
================================================================================================


  11,730,139.275   1,585,146.859   2,941,789.832   2,189,252.639     333,114.281   1,582,955.023
================================================================================================

$       0.944579  $     0.962123  $     0.954401  $     0.890926    $   0.920387  $     0.982426
================================================================================================

                  Transamerica Life Insurance Company Separate
              Account VA B - Transamerica Landmark Variable Annuity

                Statements of Assets and Liabilities (continued)



                                                                                            American
                                                                          Great              Century
                                                                        Companies -         Income &
                                                                       Technology(SM)         Growth
                                                                         Subaccount         Subaccount
                                                                      -----------------------------------
Assets
Cash                                                                  $            -        $        -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                  -                 -
  Endeavor Asset Allocation Portfolio                                              -                 -
  T. Rowe Price International Stock Portfolio                                      -                 -
  Capital Guardian Value Portfolio                                                 -                 -
  Dreyfus Small Cap Value Portfolio                                                -                 -
  Dreyfus U. S. Government Securities Portfolio                                    -                 -
  T. Rowe Price Equity Income Portfolio                                            -                 -
  T. Rowe Price Growth Stock Portfolio                                             -                 -
  Jennison Growth Portfolio                                                        -                 -
  Endeavor Enhanced Index Portfolio                                                -                 -
  Capital Guardian Global Portfolio                                                -                 -
  Endeavor High Yield Portfolio                                                    -                 -
  Endeavor Janus Growth Portfolio                                                  -                 -
  Capital Guardian U.S. Equity Portfolio                                           -                 -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                                -                 -
  Transamerica VIF Small Company Portfolio                                         -                 -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                           -                 -
  Fidelity - VIP Growth Portfolio                                                  -                 -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                                        -                 -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                                -                 -
  Fidelity - VIP III Mid Cap Portfolio                                             -                 -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                                          -                 -
  Goldman Sachs Growth                                                             -                 -
  Janus Global                                                                     -                 -
  NWQ Value Equity                                                                 -                 -
  Pilgrim Baxter Mid Cap Growth                                                    -                 -
  Salomon All Cap                                                                  -                 -
  T. Rowe Price Dividend Growth                                                    -                 -
  T. Rowe Price Small Cap                                                          -                 -
  Gabelli Global Growth                                                            -                 -
  Great Companies - Global/2/                                                      -                 -

See accompanying notes.

   American       Van Kampen     Janus Aspen -     Janus Aspen -     Janus Aspen -      Alliance         Alliance
    Century        Emerging       Aggressive        Strategic         Worldwide         Growth &          Premier
 International      Growth          Growth            Value            Growth            Income           Growth
  Subaccount      Subaccount      Subaccount        Subaccount       Subaccount        Subaccount       Subaccount
-------------------------------------------------------------------------------------------------------------------
$         -       $       -      $         -       $         -       $         -       $        -       $      -

          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -

          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -

          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -

          -               -                -                 -                 -                -              -

          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -

          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -
          -               -                -                 -                 -                -              -

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)



                                                                       Great Companies-   American Century
                                                                        Technology/SM/     Income & Growth
                                                                         Subaccount         Subaccount
                                                                    --------------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
 AEGON/Transamerica Series Fund, Inc. (continued):
  Great Companies - America/SM/                                            $          -       $          -
  Great Companies - Technology/SM/                                            1,539,717                  -
  American Century Income & Growth                                                    -          2,491,012
  American Century International                                                      -                  -
  Van Kampen Emerging Growth                                                          -                  -
 Janus Aspen Series Fund:
  Janus Aspen - Aggressive Growth Portfolio                                           -                  -
  Janus Aspen - Strategic Value Portfolio                                             -                  -
  Janus Aspen - Worldwide Growth Portfolio                                            -                  -
 Alliance Variable Products Series Fund, Inc.:
  Alliance Growth & Income Portfolio                                                  -                  -
  Alliance Premier Growth Portfolio                                                   -                  -
                                                                         ---------------------------------
Total investments in mutual funds                                             1,539,717          2,491,012
                                                                         ---------------------------------
Total assets                                                                  1,539,717          2,491,012

Liabilities
Contract terminations payable                                                         7                  3
                                                                         ---------------------------------
                                                                           $  1,539,710       $  2,491,009
                                                                         =================================

Net assets:
 Deferred annuity contracts terminable by owners                           $  1,539,710       $  2,491,009
                                                                         ---------------------------------
Total net assets                                                           $  1,539,710       $  2,491,009
                                                                         =================================

See accompanying notes.


    American                           Janus Aspen-                       Janus Aspen-       Alliance         Alliance
    Century          Van Kampen         Aggressive      Janus Aspen-        Worldwide        Growth &          Premier
 International     Emerging Growth        Growth       Strategic Value       Growth           Income           Growth
   Subaccount        Subaccount         Subaccount        Subaccount       Subaccount       Subaccount       Subaccount
------------------------------------------------------------------------------------------------------------------------
$           -      $            -     $           -    $            -    $            -    $             -   $        -
            -                   -                 -                 -                 -                  -            -
            -                   -                 -                 -                 -                  -            -
      910,035                   -                 -                 -                 -                  -            -
            -           4,211,352                 -                 -                 -                  -            -

            -                   -         4,183,392                 -                 -                  -            -
            -                   -                 -         2,271,519                 -                  -            -
            -                   -                 -                 -         8,462,464                  -            -

            -                   -                 -                 -                 -         13,327,589            -
            -                   -                 -                 -                 -                  -    5,648,941
------------------------------------------------------------------------------------------------------------------------
      910,035           4,211,352         4,183,392         2,271,519         8,462,464         13,327,589    5,648,941
------------------------------------------------------------------------------------------------------------------------
      910,035           4,211,352         4,183,392         2,271,519         8,462,464         13,327,589    5,648,941


           18                  44                77                25               157             12,667           47
------------------------------------------------------------------------------------------------------------------------
$     910,017      $    4,211,308     $   4,183,315    $    2,271,494    $    8,462,307    $    13,314,922   $5,648,894
========================================================================================================================

$     910,017      $    4,211,308     $   4,183,315    $    2,271,494    $    8,462,307    $    13,314,922   $5,648,894
------------------------------------------------------------------------------------------------------------------------
$     910,017      $    4,211,308     $   4,183,315    $    2,271,494    $    8,462,307    $    13,314,922   $5,648,894
========================================================================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                       Great Companies-   American Century
                                                                       Technology/SM/     Income & Growth
                                                                         Subaccount         Subaccount
                                                                    --------------------------------------
Accumulation units outstanding - return of premium death benefit
 (1.40%)                                                                     51,295.218        199,168.283
                                                                    ======================================
Accumulation unit value - return of premium death benefit (1.40%)        $     0.773994     $     0.939214
                                                                    ======================================

Accumulation units outstanding - return of premium death benefit
 and units in income phase (1.25%)                                          182,306.828        599,991.749
                                                                    ======================================
Accumulation unit value - return of premium death benefit and units
in income phase (1.25%)                                                  $     0.774757     $     0.940149
                                                                    ======================================

Accumulation units outstanding - 5% annually compounding death
 benefit or double enhanced death benefit (1.55%)                           404,874.383        239,027.568
                                                                    ======================================
Accumulation unit value - 5% annually compounding death benefit or
 double enhanced death benefit (1.55%)                                   $     0.773226     $     0.938285
                                                                    ======================================

Accumulation units outstanding - greater of 6% annually compounding
 death benefit or monthly step-up death benefit (1.50%)                   1,351,940.741      1,614,752.419
                                                                    ======================================
Accumulation unit value - greater of 6% annually compounding death
 benefit or monthly step-up death benefit (1.50%)                        $     0.773485     $     0.938589
                                                                    ======================================

See accompanying notes.

   American      Van Kampen      Janus Aspen-    Janus Aspen-    Janus Aspen-    Alliance       Alliance
   Century        Emerging        Aggressive      Strategic       Worldwide      Growth &       Premier
International      Growth           Growth          Value          Growth         Income         Growth
 Subaccount      Subaccount      Subaccount      Subaccount      Subaccount     Subaccount     Subaccount
--------------------------------------------------------------------------------------------------------------
 159,981.019       420,709.477   1,732,250.492    734,646.059   1,394,132.938   2,054,793.559     384,308.683
==============================================================================================================
$   0.833205    $     0.806099  $     0.401433   $   0.902500  $     0.677467  $     0.925978  $     0.855309
==============================================================================================================


  99,773.439       605,063.277     525,705.293    317,538.022   1,472,854.062   2,043,756.591   1,312,865.831
==============================================================================================================

$   0.834029    $     0.806903  $     0.770183   $   0.906817  $     0.837086  $     0.926892  $     0.856157
=============================================================================================================


 317,573.440       778,100.705   3,457,751.690    848,028.046   5,038,752.241   2,170,355.114     740,354.591
==============================================================================================================

$   0.832379    $     0.805310  $     0.439076   $   0.900877  $     0.676228  $     0.925071  $     0.854462
==============================================================================================================


 515,420.334     3,422,808.889   2,035,131.808    614,761.949   3,443,281.006   8,115,907.969   4,169,128.804
==============================================================================================================

$   0.832651    $     0.805577  $     0.768907   $   0.905322  $     0.835708  $     0.925362  $     0.854751
==============================================================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                           Statements of Operations

                 Year Ended December 31, 2001, Except as Noted

                                                                         Endeavor     Endeavor Asset
                                                                       Money Market     Allocation
                                                                        Subaccount      Subaccount
                                                                    ---------------------------------
Net investment income (loss)
Income:
 Dividends                                                              $ 3,013,785      $  4,639,031
Expenses:
 Administrative, mortality and expense risk charge                        1,239,304         3,237,486
                                                                    ---------------------------------
Net investment income (loss)                                              1,774,481         1,401,545

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
 Realized gain distributions                                                      -        26,340,833
 Proceeds from sales                                                     44,206,709        55,653,897
 Cost of investments sold                                                44,206,709        46,844,811
                                                                    ---------------------------------
Net realized capital gains (losses) on investments                                -        35,149,919

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                          -         6,819,857
 End of the period                                                                -       (52,394,421)
                                                                    ---------------------------------
Net change in unrealized appreciation/depreciation of investments                 -       (59,214,278)
                                                                    ---------------------------------
Net realized and unrealized capital gains (losses) on investments                 -       (24,064,359)
                                                                    ---------------------------------
Increase (decrease) in net assets from operations                       $ 1,774,481      $(22,662,814)
                                                                    =================================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

T. Rowe Price       Capital           Dreyfus          Dreyfus U. S.
International       Guardian         Small Cap          Government        T. Rowe Price        T. Rowe Price
    Stock            Value             Value            Securities        Equity Income         Growth Stock
 Subaccount        Subaccount        Subaccount         Subaccount          Subaccount           Subaccount
--------------------------------------------------------------------------------------------------------------
$          -       $   994,407      $         -         $2,380,504         $ 3,057,706         $          -

   1,317,124         1,885,069        2,146,436            749,636           2,452,677            1,905,006
--------------------------------------------------------------------------------------------------------------
  (1,317,124)         (890,662)      (2,146,436)         1,630,868             605,029           (1,905,006)



  21,979,043         9,206,222       36,580,661                  -          13,591,411           21,410,187
  25,103,843        15,519,960       19,537,105          6,981,621          16,146,255           21,018,246
  26,256,600        13,863,621       17,071,858          6,999,334          14,162,103           16,027,613
--------------------------------------------------------------------------------------------------------------
  20,826,286        10,862,561       39,045,908            (17,713)         15,575,563           26,400,820


   7,517,887        (6,791,796)       2,226,268            (12,124)         10,125,503           23,446,907
 (39,965,563)       (9,867,146)       1,395,165            100,281          (4,826,007)         (19,011,005)
--------------------------------------------------------------------------------------------------------------
 (47,483,450)       (3,075,350)        (831,103)           112,405         (14,951,510)         (42,457,912)
--------------------------------------------------------------------------------------------------------------
 (26,657,164)        7,787,211       38,214,805             94,692             624,053          (16,057,092)
--------------------------------------------------------------------------------------------------------------
$(27,974,288)      $ 6,896,549      $36,068,369         $1,725,560        $  1,229,082         $(17,962,098)
==============================================================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                     Statements of Operations (continued)

                                                                           Jennison         Endeavor Enhanced
                                                                            Growth               Index
                                                                          Subaccount           Subaccount
                                                                    --------------------------------------------
Net investment income (loss)
Income:
 Dividends                                                                  $   407,106        $    351,088
Expenses:
 Administrative, mortality and expense risk charge                              287,568             847,490
                                                                    ---------------------------------------
Net investment income (loss)                                                    119,538            (496,402)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
 Realized gain distributions                                                          -                   -
 Proceeds from sales                                                          2,968,153          10,861,926
 Cost of investments sold                                                     3,856,507          11,124,571
                                                                    ---------------------------------------
Net realized capital gains (losses) on investments                             (888,354)           (262,645)

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                     (3,791,651)         (4,378,005)
 End of the period                                                           (7,464,616)        (11,400,599)
                                                                    ---------------------------------------
Net change in unrealized appreciation/depreciation of investments            (3,672,965)         (7,022,594)
                                                                    ---------------------------------------
Net realized and unrealized capital gains (losses) on investments            (4,561,319)         (7,285,239)
                                                                    ---------------------------------------
Increase (decrease) in net assets from operations                           $(4,441,781)       $ (7,781,641)
                                                                    =======================================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

  Capital                                       Endeavor            Capital                                Transamerica
  Guardian               Endeavor                Janus            Guardian U.S.        Transamerica          VIF Small
   Global               High Yield              Growth               Equity             VIF Growth            Company
 Subaccount             Subaccount             Subaccount          Subaccount           Subaccount         Subaccount (1)
 ------------------------------------------------------------------------------------------------------------------------
$         -           $    973,914          $            -          $   14,411          $        -           $       -

    294,454                233,771               5,067,298             244,711              99,588               6,234
----------------------------------------------------------------------------------------------------------------------
   (294,454)               740,143              (5,067,298)           (230,300)            (99,588)             (6,234)



    463,984                      -               8,941,532              15,089             261,052                   -
  5,551,207             21,226,939              91,545,990           2,973,603             611,174              47,402
  5,307,704             22,879,103              47,565,945           3,040,038             915,793              49,314
----------------------------------------------------------------------------------------------------------------------
    707,487             (1,652,164)             52,921,577             (51,346)            (43,567)             (1,912)


 (2,396,918)            (1,095,593)            200,651,446             162,225            (511,466)                  -
 (5,250,348)               194,966              10,387,171             (65,253)           (799,134)            227,986
----------------------------------------------------------------------------------------------------------------------
 (2,853,430)             1,290,559            (190,264,275)           (227,478)           (287,668)            227,986
----------------------------------------------------------------------------------------------------------------------
 (2,145,943)              (361,605)           (137,342,698)           (278,824)           (331,235)            226,074
----------------------------------------------------------------------------------------------------------------------
$(2,440,397)          $    378,538          $ (142,409,996)         $ (509,124)         $ (430,823)          $ 219,840
======================================================================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                     Statements of Operations (continued)

                                                                          Fidelity -
                                                                         VIP Equity-          Fidelity -
                                                                           Income             VIP Growth
                                                                          Subaccount        Subaccount (1)
                                                                    ---------------------------------------
Net investment income (loss)
Income:
 Dividends                                                                 $  20,563           $        -
Expenses:
 Administrative, mortality and expense risk charge                            58,278                5,873
                                                                    ---------------------------------------
Net investment income (loss)                                                 (37,715)              (5,873)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
 Realized gain distributions                                                  59,182                    -
 Proceeds from sales                                                         684,443              114,386
 Cost of investments sold                                                    730,145              122,757
                                                                    ---------------------------------------
Net realized capital gains (losses) on investments                            13,480               (8,371)

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                      37,775                    -
 End of the period                                                           (32,831)              90,095
                                                                    ---------------------------------------
Net change in unrealized appreciation/depreciation of investments            (70,606)              90,095
                                                                    ---------------------------------------
Net realized and unrealized capital gains (losses) on investments            (57,126)              81,724
                                                                    ---------------------------------------
Increase (decrease) in net assets from operations                          $ (94,841)          $   75,851
                                                                    =======================================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

  Fidelity -        Fidelity -     Fidelity -        Alger
   VIP II         VIP III Growth    VIP III       Aggressive             Goldman            Janus
Contrafund(R)     Opportunities     Mid Cap         Growth            Sachs Growth          Global
 Subaccount         Subaccount     Subaccount     Subaccount           Subaccount         Subaccount
--------------------------------------------------------------------------------------------------------
$     17,238         $     906     $        -     $        -           $  14,664         $    24,609

      68,661            10,702        154,815         49,788              28,099              39,867
--------------------------------------------------------------------------------------------------------
     (51,423)           (9,796)      (154,815)       (49,788)            (13,435)            (15,258)



      64,642                 -              -            398               1,362                 161
   1,036,371           374,215      2,215,193        945,604             581,065             832,013
   1,294,899           443,418      2,313,197      1,764,795             703,129           1,615,544
--------------------------------------------------------------------------------------------------------
    (193,886)          (69,203)       (98,004)      (818,793)           (120,702)           (783,370)


    (106,739)          (23,742)       225,052       (835,999)            (38,999)         (1,472,852)
    (184,242)           12,421        599,202       (494,838)            (86,288)         (1,476,945)
--------------------------------------------------------------------------------------------------------
     (77,503)           36,163        374,150       (341,161)            (47,289)             (4,093)
--------------------------------------------------------------------------------------------------------
    (271,389)          (33,040)       276,146       (477,632)           (167,991)           (787,463)
--------------------------------------------------------------------------------------------------------
$   (322,812)        $ (42,836)    $  121,331     $ (527,420)          $(181,426)        $  (802,721)
========================================================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                     Statements of Operations (continued)


                                                                                                  Pilgrim Baxter
                                                                             NWQ Value Equity     Mid Cap Growth
                                                                                Subaccount          Subaccount
                                                                          ---------------------------------------
Net investment income (loss)
Income:
  Dividends                                                                         $  7,046         $         -
Expenses:
  Administrative, mortality and expense risk charge                                   68,241              75,074
                                                                          --------------------------------------
Net investment income (loss)                                                         (61,195)            (75,074)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
  Realized gain distributions                                                            426                   -
  Proceeds from sales                                                                261,441           1,992,441
  Cost of investments sold                                                           250,102           3,964,876
                                                                          --------------------------------------
Net realized capital gains (losses) on investments                                    11,765          (1,972,435)

Net change in unrealized appreciation/depreciation of investments:
  Beginning of the period                                                             52,976          (2,001,958)
  End of the period                                                                   59,367          (2,111,125)
                                                                          --------------------------------------
Net change in unrealized appreciation/depreciation of investments                      6,391            (109,167)
                                                                          --------------------------------------
Net realized and unrealized capital gains (losses) on investments                     18,156          (2,081,602)
                                                                          --------------------------------------
Increase (decrease) in net assets from operations                                   $(43,039)        $(2,156,676)
                                                                          ======================================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

                     T. Rowe Price                              Gabelli            Great                Great
     Salomon           Dividend          T. Rowe Price           Global         Companies -          Companies -
     All Cap            Growth             Small Cap             Growth          Global/2/           America/SM/
   Subaccount         Subaccount          Subaccount           Subaccount       Subaccount          Subaccount (1)
--------------------------------------------------------------------------------------------------------------------
  $   212,769            $   6,730           $       -            $  2,452        $     69               $    269

      187,378               24,192              40,856              25,224           3,295                  4,335
--------------------------------------------------------------------------------------------------------------------
       25,391              (17,462)            (40,856)            (22,772)         (3,226)                (4,066)



        5,973                    -                   -                   -               -                      -
    1,084,910              372,716             443,668             895,016         154,930                166,760
    1,056,779              387,205             633,614             913,592         175,601                168,152
--------------------------------------------------------------------------------------------------------------------
       34,104              (14,489)           (189,946)            (18,576)        (20,671)                (1,392)


       (2,765)              11,194             (89,674)             (2,531)           (664)                     -
      261,633               85,290             261,116             (23,936)         29,651                 52,989
--------------------------------------------------------------------------------------------------------------------
      264,398               74,096             350,790             (21,405)         30,315                 52,989
--------------------------------------------------------------------------------------------------------------------
      298,502               59,607             160,844             (39,981)          9,644                 51,597
--------------------------------------------------------------------------------------------------------------------
  $   323,893            $  42,145           $ 119,988            $(62,753)       $  6,418               $ 47,531
====================================================================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                     Statements of Operations (continued)



                                                                                            American
                                                                            Great            Century
                                                                          Companies -        Income &
                                                                         Technology(SM)       Growth
                                                                         Subaccount (1)   Subaccount (1)
                                                                    ---------------------------------------
Net investment income (loss)
Income:
Dividends                                                               $             -     $             -
Expenses:
 Administrative, mortality and expense risk charge                                4,161               6,616
                                                                         ----------------------------------
Net investment income (loss)                                                     (4,161)             (6,616)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
 Realized gain distributions                                                          -                   -
 Proceeds from sales                                                            225,263             205,257
 Cost of investments sold                                                       233,125             219,585
                                                                         ----------------------------------
Net realized capital gains (losses) on investments                               (7,862)            (14,328)

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                              -                   -
 End of the period                                                               28,964              80,704
                                                                         ----------------------------------
Net change in unrealized appreciation/depreciation of investments                28,964              80,704
                                                                         ----------------------------------
Net realized and unrealized capital gains (losses) on investments                21,102              66,376
                                                                         ----------------------------------
Increase (decrease) in net assets from operations                              $ 16,941            $ 59,760
                                                                         ==================================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

   American
   Century        Van Kampen       Janus Aspen -     Janus Aspen -     Janus Aspen -      Alliance        Alliance
 International    Emerging          Aggressive         Strategic         Worldwide        Growth &         Premier
    Sub-         Growth Sub-          Growth             Value             Growth          Income         Growth Sub-
 account (1)     account (1)        Subaccount         Subaccount        Subaccount     Sub-account (1)   account (1)
----------------------------------------------------------------------------------------------------------------------
 $        -      $    601          $        -         $     1,928       $    12,531      $       945      $          -

      3,419        11,749              23,497              14,412            57,113           41,734            13,603
----------------------------------------------------------------------------------------------------------------------
     (3,419)      (11,148)            (23,497)            (12,484)          (44,582)         (40,789)          (13,603)



          -        12,771                   -                   -                 -            7,321               199
    181,921        10,217             780,542             388,296         1,240,193           66,189            83,437
    188,629        12,490           1,054,515             395,914         1,568,510           76,861            90,796
----------------------------------------------------------------------------------------------------------------------
     (6,708)       10,498            (273,973)             (7,618)         (328,317)          (3,351)           (7,160)


          -             -             (46,567)                281           (60,860)               -                 -
     (4,537)       (6,097)           (130,963)            (41,899)         (284,429)         158,590           175,543
----------------------------------------------------------------------------------------------------------------------
     (4,537)       (6,097)            (84,396)            (42,180)         (223,569)         158,590           175,543
----------------------------------------------------------------------------------------------------------------------
    (11,245)        4,401            (358,369)            (49,798)         (551,886)         155,239           168,383
----------------------------------------------------------------------------------------------------------------------
 $  (14,664)     $ (6,747)        $  (381,866)        $   (62,282)      $  (596,468)     $   114,450      $    154,780
======================================================================================================================

                  Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                      Statements of Changes in Net Assets

            Years Ended December 31, 2001 and 2000, Except as Noted

                                                Endeavor Money                            Endeavor Asset
                                               Market Subaccount                      Allocation Subaccount
                                   --------------------------------------    -------------------------------------
                                            2001                2000                  2001               2000
                                   --------------------------------------    -------------------------------------
Operations:
 Net investment income (loss)            $  1,774,481        $  3,119,118          $  1,401,545       $    173,887
 Net realized capital gains
  (losses) on investments                           -               2,804            35,149,919         48,274,217

 Net change in unrealized
  appreciation/depreciation of
  investments                                       -                   -           (59,214,278)       (69,546,453)
                                    -------------------------------------     ------------------------------------
Increase (decrease) in net assets
 from operations                            1,774,481           3,121,922           (22,662,814)        21,098,349


Contract transactions:
 Net contract purchase payments            32,576,421           4,104,493             5,646,094          5,009,894
 Transfer payments from (to) other
  subaccounts or general account           44,564,082          13,679,546              (571,815)         1,125,837
 Contract terminations,
  withdrawals and other deductions        (39,935,362)        (39,632,605)          (51,558,391)       (57,132,383)
 Contract maintenance charges                 (35,070)            (23,312)             (112,567)          (108,832)
                                    -------------------------------------     ------------------------------------
Increase (decrease) in net assets
 from contract transactions                37,170,071         (21,871,878)          (46,596,679)       (51,105,484)
                                    -------------------------------------     ------------------------------------
Net increase (decrease) in net
 assets                                    38,944,552         (18,749,956)          (69,259,493)       (72,203,833)

Net assets:
 Beginning of the period                   69,019,843          87,769,799           277,101,670        349,305,503
                                   --------------------------------------    -------------------------------------
 End of the period                       $107,964,395        $ 69,019,843          $207,842,177       $277,101,670
                                   ======================================     ====================================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

    T. Rowe Price International                     Capital Guardian                         Dreyfus Small Cap
           Stock Subaccount                         Value Subaccount                         Value Subaccount
-------------------------------------        --------------------------------          -------------------------------
     2001                    2000                2001                2000                2001                2000
-------------------------------------        --------------------------------          -------------------------------
$   (1,317,124)       $    (1,889,421)       $    (890,662)    $     (574,825)        $  (2,146,436)     $  (1,973,504)

    20,826,286             23,849,317           10,862,561         28,570,358            39,045,908         26,053,621


   (47,483,450)           (53,846,394)          (3,075,350)       (23,953,705)             (831,103)       (11,554,519)
-------------------------------------        --------------------------------         --------------------------------

   (27,974,288)           (31,886,498)           6,896,549          4,041,828            36,068,369         12,525,598


     2,388,441              3,592,605           10,889,696          2,298,407            14,749,457          3,774,656

    (8,610,352)             3,808,418            6,740,783        (10,524,750)            3,521,429          4,145,892


   (15,017,145)           (20,617,619)         (20,276,722)       (19,984,112)          (22,589,160)       (18,956,285)
       (55,165)               (53,980)             (56,630)           (43,919)              (75,881)           (46,210)
-------------------------------------        --------------------------------         --------------------------------

   (21,294,221)           (13,270,576)          (2,702,873)       (28,254,374)           (4,394,155)       (11,081,947)
-------------------------------------        --------------------------------         --------------------------------
   (49,268,509)           (45,157,074)           4,193,676        (24,212,546)           31,674,214          1,443,651


   124,902,246            170,059,320          135,546,425        159,758,971           134,548,297        133,104,646
-------------------------------------        --------------------------------         --------------------------------
$   75,633,737        $   124,902,246        $ 139,740,101     $  135,546,425         $ 166,222,511      $ 134,548,297
=====================================        ================================         ================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                Statements of Changes in Net Assets (continued)



                                     Dreyfus U. S. Government Securities              T. Rowe Price Equity
                                                  Subaccount                           Income Subaccount

                                   -------------------------------------    -------------------------------------
                                             2001               2000                  2001               2000
                                   -------------------------------------    -------------------------------------
Operations:
 Net investment income (loss)           $   1,630,868      $   2,479,893         $     605,029      $   1,046,513
 Net realized capital gains
  (losses) on investments                     (17,713)            92,336            15,575,563         22,624,998
 Net change in unrealized
  appreciation/depreciation of
  investments                                 112,405          1,503,397           (14,951,510)        (7,427,837)
                                   -------------------------------------    -------------------------------------
Increase (decrease) in net assets
 from operations                            1,725,560          4,075,626             1,229,082         16,243,674


Contract transactions:
 Net contract purchase payments             7,085,803            589,878            13,251,906          2,537,181
 Transfer payments from (to) other
  subaccounts or general account           10,479,627         (3,357,668)           10,602,475        (11,801,764)
 Contract terminations,
  withdrawals and other
  deductions                               (8,190,922)        (8,795,817)          (22,550,170)       (20,373,962)
 Contract maintenance charges                 (18,020)           (11,207)              (75,205)           (52,074)
                                   -------------------------------------    -------------------------------------
Increase (decrease) in net assets
 from contract transactions                 9,356,488        (11,574,814)            1,229,006        (29,690,619)
                                   -------------------------------------    -------------------------------------
Net increase (decrease) in net
 assets                                    11,082,048         (7,499,188)            2,458,088        (13,446,945)

Net assets:
 Beginning of the period                   49,045,346         56,544,534           175,416,273        188,863,218
                                   -------------------------------------    -------------------------------------
 End of the period                      $  60,127,394      $  49,045,346         $ 177,874,361      $ 175,416,273
                                   =====================================    =====================================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

       T. Rowe Price Growth                       Jennison Growth                          Endeavor Enhanced
         Stock Subaccount                            Subaccount                            Index Subaccount
----------------------------------    -------------------------------------    --------------------------------------
      2001               2000                   2001               2000                2001                2000
----------------------------------    -------------------------------------    --------------------------------------
$   (1,905,006)      $  (2,251,382)        $     119,538      $      23,651         $    (496,402)     $     (696,268)

    26,400,820          25,187,528              (888,354)         1,862,676              (262,645)          6,385,708


   (42,457,912)        (25,856,585)           (3,672,965)        (5,351,430)           (7,022,594)        (14,463,432)
----------------------------------    -------------------------------------    --------------------------------------

   (17,962,098)         (2,920,439)           (4,441,781)        (3,465,103)           (7,781,641)         (8,773,992)


     8,675,353           6,187,790             2,323,322          1,044,177            17,078,131           5,598,364

    (6,252,989)          8,875,752               891,867         (1,695,797)            1,187,094           5,244,265


   (15,366,498)        (17,670,192)           (1,839,200)        (2,911,282)           (7,937,187)         (6,203,050)
       (77,853)            (56,524)              (15,138)            (9,956)              (59,455)            (42,953)
----------------------------------    -------------------------------------    --------------------------------------

   (13,021,987)         (2,663,174)            1,360,851         (3,572,858)           10,268,583           4,596,626
----------------------------------    -------------------------------------    --------------------------------------
   (30,984,085)         (5,583,613)           (3,080,930)        (7,037,961)            2,486,942          (4,177,366)


   157,950,009         163,533,622            23,139,416         30,177,377            64,269,997          68,447,363
----------------------------------    -------------------------------------    --------------------------------------
$  126,965,924       $ 157,950,009         $  20,058,486      $  23,139,416         $  66,756,939      $   64,269,997
==================================    =====================================    ======================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                    Capital Guardian                           Endeavor High
                                                    Global Subaccount                         Yield Subaccount
                                         ---------------------------------------  ---------------------------------------
                                                2001                   2000              2001                  2000
                                         ---------------------------------------  ---------------------------------------
Operations:
  Net investment income (loss)                  $   (294,454)      $  (378,738)          $    740,143       $   494,403
  Net realized capital gains
    (losses) on investments                          707,487         4,342,358             (1,652,164)          (34,824)
  Net change in unrealized
    appreciation/depreciation of
    investments                                   (2,853,430)       (8,721,343)             1,290,559        (1,344,562)
                                         ---------------------------------------  ---------------------------------------
Increase (decrease) in net assets
 from operations                                  (2,440,397)       (4,757,723)               378,538          (884,983)

Contract transactions:
  Net contract purchase payments                   2,646,403         3,348,476              3,387,034         1,068,772
  Transfer payments from (to) other
    subaccounts or general account                  (224,124)        6,400,997             (1,033,963)        1,658,473
  Contract terminations,
    withdrawals and other deductions              (2,240,651)       (3,973,727)            (1,767,648)       (1,324,778)
  Contract maintenance charges                       (20,126)          (11,285)               (12,150)           (3,764)
                                         ---------------------------------------  ---------------------------------------
Increase (decrease) in net assets
  from contract transactions                         161,502         5,764,461                573,273         1,398,703
                                         ---------------------------------------  ---------------------------------------
Net increase (decrease) in net assets             (2,278,895)        1,006,738                951,811           513,720

Net assets:
 Beginning of the period                          22,949,188        21,942,450             12,867,626        12,353,906
                                         ---------------------------------------  ---------------------------------------
 End of the period                              $ 20,670,293       $22,949,188           $ 13,819,437       $12,867,626
                                         =======================================  =======================================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

                                                                                                                Transamerica
                                                                                                                  VIF Small
         Endeavor Janus                   Capital Guardian U.S.                  Transamerica VIF                  Company
        Growth Subaccount                   Equity Subaccount                    Growth Subaccount               Subaccount
----------------------------------  -----------------------------------  -----------------------------------  ----------------
     2001              2000                2001            2000 (2)             2001             2000 (1)          2001 (3)
----------------------------------  -----------------------------------  -----------------------------------  ----------------
$   (5,067,298)    $ (10,607,449)        $   (230,300)    $   (97,346)        $    (99,588)     $  209,960     $       (6,234)

    52,921,577        69,708,612              (51,346)         38,125              (43,567)        (18,204)            (1,912)


  (190,264,275)     (288,671,261)            (227,478)        162,225             (287,668)       (511,466)           227,986
----------------------------------  -----------------------------------  -----------------------------------  ----------------

  (142,409,996)     (229,570,098)            (509,124)        103,004             (430,823)       (319,710)           219,840


     7,131,637        27,226,816            5,863,191         353,210            9,387,754       1,055,095          1,364,431

   (37,626,467)       26,306,637            2,242,714      15,943,528            7,341,674       1,742,381            915,380


   (54,710,832)     (109,137,099)          (1,328,519)       (347,826)            (759,278)       (117,890)            (8,307)
      (272,618)         (268,978)             (21,617)         (3,498)              (3,507)            (92)               (15)
----------------------------------  -----------------------------------  -----------------------------------  ----------------

   (85,478,280)      (55,872,624)           6,755,769      15,945,414           15,966,643       2,679,494          2,271,489
----------------------------------  -----------------------------------  -----------------------------------  ----------------
  (227,888,276)     (285,442,722)           6,246,645      16,048,418           15,535,820       2,359,784          2,491,329


   508,099,316       793,542,038           16,048,418               -            2,359,784               -                  -
----------------------------------  -----------------------------------  -----------------------------------  ----------------
  $280,211,040     $ 508,099,316         $ 22,295,063     $16,048,418         $ 17,895,604      $2,359,784         $2,491,329
==================================  ===================================  ===================================  ================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                                            Fidelity -                 Fidelity -
                                                Fidelity - VIP              VIP Growth            VIP II Contrafund(R)
                                           Equity-Income Subaccount         Subaccount                 Subaccount
                                        -------------------------------  -----------------  ----------------------------------
                                              2001           2000 (1)        2001 (3)             2001             2000 (1)
                                        -------------------------------  -----------------  ----------------------------------
Operations:
  Net investment income (loss)              $  (37,715)      $  (3,417)       $   (5,873)         $  (51,423)     $   (10,543)
  Net realized capital gains
    (losses) on investments                     13,480           1,392            (8,371)           (193,886)           1,829
  Net change in unrealized
    appreciation/depreciation of
    investments                                (70,606)         37,775            90,095             (77,503)        (106,739)
                                        -------------------------------  -----------------  ----------------------------------
Increase (decrease) in net
  assets from operations                       (94,841)         35,750            75,851            (322,812)        (115,453)

Contract transactions:
  Net contract purchase payments             4,812,365         263,253         1,331,238           4,969,232        1,088,486
  Transfer payments from (to)
    other subaccounts or general
    account                                  3,847,811         627,447           981,741           3,009,065        1,445,162
  Contract terminations,
    withdrawals and other
    deductions                                (340,580)         (3,541)           (5,780)           (154,881)         (24,991)
  Contract maintenance charges                  (2,982)            (19)               (3)             (4,375)            (381)
                                        -------------------------------  -----------------  ----------------------------------
Increase (decrease) in net
  assets from contract
  transactions                               8,316,614         887,140         2,307,196           7,819,041        2,508,276
                                        -------------------------------  -----------------  ----------------------------------
Net increase (decrease) in net
  assets                                     8,221,773         922,890         2,383,047           7,496,229        2,392,823

Net assets:
  Beginning of the period                      922,890               -                 -           2,392,823                -
                                        -------------------------------  -----------------  ----------------------------------
  End of the period                         $9,144,663       $ 922,890        $2,383,047          $9,889,052      $ 2,392,823
                                        ===============================  =================  ==================================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

      Fidelity - VIP III Growth                    Fidelity - VIP III                         Alger Aggressive
       Opportunities Subaccount                    Mid Cap Subaccount                        Growth Subaccount
---------------------------------------   --------------------------------------    -------------------------------------
       2001                 2000 (1)             2001             2000 (1)                2001              2000 (1)
---------------------------------------   --------------------------------------    ------------------------------------
$      (9,796)            $ (1,140)          $  (154,815)        $      308            $  (49,788)        $  301,842

      (69,203)                 270               (98,004)            11,092              (818,793)             5,508


       36,163              (23,742)              374,150            225,052               341,161           (835,999)
---------------------------------------   --------------------------------------    ------------------------------------

      (42,836)             (24,612)              121,331            236,452              (527,420)          (528,649)



    1,274,066               95,893             8,433,925          1,289,051             2,470,615          1,485,469


      521,488              164,566             5,088,602          5,374,337               587,693          1,519,343


      (54,969)             (10,065)           (1,198,773)          (252,751)             (224,846)           (10,358)
         (284)                 (49)               (9,012)              (494)               (3,384)              (272)
---------------------------------------   --------------------------------------    ------------------------------------

    1,740,301              250,345            12,314,742          6,410,143             2,830,078          2,994,182
---------------------------------------   --------------------------------------    ------------------------------------

    1,697,465              225,733            12,436,073          6,646,595             2,302,658          2,465,533


      225,733                    -             6,646,595                  -             2,465,533                  -
---------------------------------------   --------------------------------------    ------------------------------------
$   1,923,198             $225,733           $19,082,668         $6,646,595            $4,768,191         $2,465,533
=======================================   ======================================    ====================================

                  Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                                   Goldman Sachs                         Janus Global
                                                                 Growth Subaccount                        Subaccount
                                                         ----------------------------------   --------------------------------------
                                                                2001              2000 (1)         2001               2000 (1)
                                                         ----------------------------------   --------------------------------------
Operations:
 Net investment income (loss)                                $  (13,435)       $  2,913        $   (15,258)        $   779,327
 Net realized capital gains (losses) on investments            (120,702)        (35,164)          (783,370)            (31,068)
 Net change in unrealized appreciation/depreciation
  of investments                                                (47,289)        (38,999)            (4,093)         (1,472,852)
                                                         ----------------------------------   -----------------------------------
Increase (decrease) in net assets from operations              (181,426)        (71,250)          (802,721)           (724,593)

Contract transactions:
 Net contract purchase payments                               2,562,536         382,342            227,090           1,675,954
 Transfer payments from (to) other subaccounts or
  general account                                             1,477,341         522,257           (387,398)          2,520,443
 Contract terminations, withdrawals and other deductions        (71,831)        (35,673)          (229,066)            (36,838)
 Contract maintenance charges                                    (1,182)            (69)            (4,837)               (707)
                                                         ----------------------------------   -----------------------------------
Increase (decrease) in net assets from contract
  transactions                                                3,966,864         868,857           (394,211)          4,158,852
                                                         ----------------------------------   -----------------------------------
Net increase (decrease) in net assets                         3,785,438         797,607         (1,196,932)          3,434,259

Net assets:
 Beginning of the period                                        797,607               -          3,434,259                   -
                                                         ----------------------------------   -----------------------------------
 End of the period                                           $4,583,045        $797,607        $ 2,237,327         $ 3,434,259
                                                         ==================================   ===================================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

            NWQ Value                        Pilgrim Baxter Mid Cap                   Salomon All Cap
       Equity Subaccount                       Growth Subaccount                         Subaccount
----------------------------------    ----------------------------------    ----------------------------------
    2001                 2000 (1)            2001             2000 (1)            2001              2000 (1)
----------------------------------    ----------------------------------    ----------------------------------
$     (61,195)        $    14,255        $   (75,074)       $  (229,128)       $    25,391         $   19,096

       11,765               1,254         (1,972,435)           191,152             34,104               (216)


        6,391              52,976           (109,167)        (2,001,958)           264,398             (2,765)
----------------------------------    ----------------------------------    ----------------------------------

      (43,039)             68,485         (2,156,676)        (2,039,934)           323,893             16,115


    4,771,947             247,036          3,510,729          1,696,986         14,680,584            805,717

    4,945,619             726,728            737,575          6,066,155         10,837,760          3,392,286


     (337,582)            (12,434)          (360,498)          (175,153)        (1,009,912)           (47,515)
       (2,224)                (10)            (4,077)              (617)            (7,206)              (432)
----------------------------------    ----------------------------------    ----------------------------------

    9,377,760             961,320          3,883,729          7,587,371         24,501,226          4,150,056
----------------------------------    ----------------------------------    ----------------------------------
    9,334,721           1,029,805          1,727,053          5,547,437         24,825,119          4,166,171


    1,029,805                   -          5,547,437                  -          4,166,171                  -
----------------------------------    ----------------------------------    ----------------------------------
$  10,364,526         $ 1,029,805        $ 7,274,490        $ 5,547,437        $28,991,290         $4,166,171
==================================    ==================================    ==================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                             T. Rowe Price Dividend                       T. Rowe Price
                                                                Growth Subaccount                      Small Cap Subaccount
                                                     -------------------------------------    -----------------------------------
                                                              2001            2000 (1)                 2001            2000 (1)
                                                     -------------------------------------    -----------------------------------
Operations:
 Net investment income (loss)                           $  (17,462)          $   (554)           $  (40,856)        $     (812)
 Net realized capital gains (losses) on investments        (14,489)               346              (189,946)            (7,659)
 Net change in unrealized appreciation/depreciation
  of investments                                            74,096             11,194               350,790            (89,674)
                                                     -------------------------------------    -----------------------------------
Increase (decrease) in net assets from operations           42,145             10,986               119,988            (98,145)

Contract transactions:
 Net contract purchase payments                          2,382,146            100,373             3,331,803            435,369
 Transfer payments from (to) other subaccounts or
  general account                                        1,863,471            182,808             3,087,618            761,571
 Contract terminations, withdrawals and other
  deductions                                              (150,162)            (1,216)             (286,072)            (3,541)
 Contract maintenance charges                                 (820)                (7)               (2,264)               (40)
                                                     -------------------------------------    -----------------------------------
Increase (decrease) in net assets from contract
 transactions                                            4,094,635            281,958             6,131,085          1,193,359
                                                     -------------------------------------    -----------------------------------
Net increase (decrease) in net assets                    4,136,780            292,944             6,251,073          1,095,214

Net assets:
 Beginning of the period                                   292,944                  -             1,095,214                  -
                                                     -------------------------------------    -----------------------------------
 End of the period                                      $4,429,724           $292,944            $7,346,287         $1,095,214
                                                     =====================================    ===================================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

                                                                                                                         American
                                                                                      Great               Great           Century
                                                                                    Companies -         Companies -       Income &
             Gabelli Global                          Great Companies -              America(SM)        Technology(SM)     Growth
            Growth Subaccount                      Global/2/ Subaccount             Subaccount          Subaccount      Subaccount
------------------------------------------  ----------------------------------    ---------------    ---------------   ------------
        2001                 2000 (2)              2001          2000 (2)             2001 (3)            2001 (3)        2001 (3)
------------------------------------------  ----------------------------------    ---------------    ---------------   ------------
  $    (22,772)            $   (118)           $ (3,226)        $   (115)            $ (4,066)         $ (4,161)         $ (6,616)

       (18,576)                  (7)            (20,671)          (4,112)              (1,392)           (7,862)          (14,328)


       (21,405)              (2,531)             30,315             (664)              52,989            28,964            80,704
------------------------------------------  ----------------------------------    ---------------    ---------------   ------------

       (62,753)              (2,656)              6,418           (4,891)              47,531            16,941            59,760


     3,455,008               47,725             458,944           13,059            1,360,552         1,010,329         1,575,079

     1,210,418               54,435             146,897           46,808              940,141           576,902           929,684


       (36,341)                   -             (19,796)            (626)             (63,659)          (64,447)          (73,489)
          (698)                   -                 (25)               -                  (18)              (15)              (25)
------------------------------------------  ----------------------------------    ---------------    ---------------   ------------


     4,628,387              102,160             586,020           59,241            2,237,016         1,522,769         2,431,249
------------------------------------------  ----------------------------------    ---------------    ---------------   ------------
     4,565,634               99,504             592,438           54,350            2,284,547         1,539,710         2,491,009


        99,504                    -              54,350                -                    -                 -                 -
------------------------------------------  ----------------------------------    ---------------    ---------------   ------------
  $  4,665,138             $ 99,504            $646,788         $ 54,350           $2,284,547        $1,539,710        $2,491,009
==========================================  ==================================    ===============    ===============   ============

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                             American          Van Kampen
                                                              Century           Emerging
                                                           International         Growth             Janus Aspen - Aggressive
                                                             Subaccount        Subaccount               Growth Subaccount
                                                           -------------      ------------        ----------------------------
                                                              2001 (3)          2001 (3)              2001           2000 (2)
                                                           -------------      ------------        ----------------------------
Operations:
 Net investment income (loss)                               $ (3,419)          $  (11,148)         $  (23,497)       $   (597)
 Net realized capital gains (losses) on investments           (6,708)              10,498            (273,973)           (219)
 Net change in unrealized appreciation/depreciation of
  investments                                                 (4,537)              (6,097)            (84,396)        (46,567)
                                                         -----------          -----------         -----------       ---------
Increase (decrease) in net assets from operations            (14,664)              (6,747)           (381,866)        (47,383)

Contract transactions:
 Net contract purchase payments                              699,684            3,073,040           2,576,305         337,652
 Transfer payments from (to) other subaccounts or
  general account                                            231,822            1,169,218           1,675,897         104,024

 Contract terminations, withdrawals and other deductions      (6,767)             (23,991)            (75,569)         (4,993)
 Contract maintenance charges                                    (58)                (212)               (752)              -
                                                         -----------          -----------         -----------       ---------
Increase (decrease) in net assets from contract
  transactions                                               924,681            4,218,055           4,175,881         436,683
                                                         -----------          -----------         -----------       ---------
Net increase (decrease) in net assets                        910,017            4,211,308           3,794,015         389,300

Net assets:
 Beginning of the period                                           -                    -             389,300               -
                                                         -----------          -----------         -----------       ---------
 End of the period                                          $910,017           $4,211,308          $4,183,315        $389,300
                                                         ===========          ===========         ===========       =========

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

                                                                         Alliance            Alliance
                                                                         Growth &            Premier
   Janus Aspen - Strategic            Janus Aspen - Worldwide             Income              Growth
      Value Subaccount                   Growth Subaccount              Subaccount          Subaccount
------------------------------    -------------------------------    ----------------    ---------------
     2001            2000 (2)           2001          2000 (2)            2001 (3)           2001 (3)
------------------------------    -------------------------------    ----------------    ---------------
$    (12,484)       $   (402)        $  (44,582)     $   (1,772)        $   (40,789)        $  (13,603)

      (7,618)            580           (328,317)         (3,145)             (3,351)            (7,160)

     (42,180)            281           (223,569)        (60,860)            158,590            175,543
----------------------------      -------------------------------    ----------------    ---------------

     (62,282)            459           (596,468)        (65,777)            114,450            154,780

   1,003,800          87,744          5,519,853         606,324           8,893,834          4,091,849

   1,207,241          78,495          2,622,636         557,232           4,441,010          1,417,902

     (43,328)              -           (175,667)         (3,232)           (133,048)           (15,613)
        (635)              -             (2,548)            (46)             (1,324)               (24)
----------------------------      -------------------------------    ----------------    ---------------

   2,167,078         166,239          7,964,274       1,160,278          13,200,472          5,494,114
----------------------------      -------------------------------    ----------------    ---------------
   2,104,796         166,698          7,367,806       1,094,501          13,314,922          5,648,894


     166,698               -          1,094,501               -                   -                  -
------------------------------    -------------------------------    ----------------    ---------------
$  2,271,494        $166,698         $8,462,307      $1,094,501         $13,314,922         $5,648,894
============================      ===============================    ================    ===============

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                         Notes to Financial Statements

                               December 31, 2001

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account VA B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-one investment subaccounts, including fourteen in specified portfolios of the Endeavor Series Trust, two in specified portfolios of the Transamerica Variable Insurance Fund, Inc., two in the specified portfolios of the Variable Insurance Products Fund
(VIP), one in the VIP II Contrafund(R) Portfolio of the Variable Insurance Products Fund II (VIP II), two in the specified portfolios of Variable Insurance Products Fund III (VIP III), fifteen in the specified portfolios of AEGON/Transamerica Series Fund, Inc., three in the specified portfolios of Janus Aspen Series Fund, and two in the specified portfolios of Alliance Variable Products Series Fund, Inc. (each a Series Fund and collectively the Series Funds). Activity in the forty-one investment subaccounts is available to contract owners of The Transamerica Landmark Variable Annuity, The Transamerica Freedom Variable Annuity, and The Transamerica Landmark ML Variable Annuity, issued by Transamerica Life. The amounts reported herein represent the activity related to contract owners of The Transamerica Landmark Variable Annuity only. The remaining three subaccounts (not included herein) are available to the contract owners of The Transamerica Landmark ML Variable Annuity.

Transamerica Life changed its name from PFL Life Insurance Company effective March 1, 2001. Transamerica Life changed the name of the Transamerica Landmark Variable Annuity Account from PFL Endeavor Variable Annuity Account, effective May 1, 2001.

In conjunction with this change, the WRL Alger Aggressive Growth Subaccount, the WRL Goldman Sachs Growth Subaccount, the WRL NWQ Value Equity Subaccount, the WRL Pilgrim Baxter Mid Cap Growth Subaccount, the WRL Salomon All Cap Subaccount, the WRL T. Rowe Price Dividend Growth Subaccount, and the WRL T. Rowe Price Small Cap Subaccount changed their name to the Alger Aggressive

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                   Notes to Financial Statements (continued)


1. Organization and Summary of Significant Accounting Policies (continued)

Growth Subaccount, the Goldman Sachs Growth Subaccount, the NWQ Value Equity Subaccount, the Pilgrim Baxter Mid Cap Growth Subaccount, the Salomon All Cap Subaccount, the T. Rowe Price Dividend Subaccount, and the T. Rowe Price Small Cap Subaccount, respectively.

The Janus Global Subaccount, formerly the WRL Janus Global Subaccount, is only available to contract owners that held an investment in this subaccount on September 1, 2000.

Investments

Net purchase payments received by the Mutual Fund Account for the Endeavor Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2001.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses on investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Reclassifications

Certain amounts in the 2000 Statements of Changes in Net Assets have been reclassified to conform to the 2001 financial statement presentation.

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments

A summary of the mutual fund investments at December 31, 2001 follows:

                                                                Net Asset
                                         Number of              Value Per
                                        Shares Held               Share        Market Value           Cost
                                    ----------------------------------------------------------------------------
Endeavor Series Trust:
  Endeavor Money Market Portfolio     107,964,364.640             $ 1.00       $107,964,365       $107,964,365
  Endeavor Asset Allocation
   Portfolio                           13,213,105.226              15.73        207,842,145        260,236,566
  T. Rowe Price International
   Stock Portfolio                      8,256,963.151               9.16         75,633,782        115,599,345
  Capital Guardian Value Portfolio      8,054,182.612              17.35        139,740,068        149,607,214
  Dreyfus Small Cap Value
   Portfolio                           10,573,950.061              15.72        166,222,495        164,827,330
  Dreyfus U. S. Government
   Securities Portfolio                 5,056,971.237              11.89         60,127,388         60,027,107
  T. Rowe Price Equity Income
   Portfolio                            9,832,745.190              18.09        177,874,360        182,700,367
  T. Rowe Price Growth Stock
   Portfolio                            6,491,099.999              19.56        126,965,916        145,976,921
  Jennison Growth Portfolio             2,437,240.437               8.23         20,058,489         27,523,105
  Endeavor Enhanced Index
   Portfolio                            5,042,064.966              13.24         66,756,940         78,157,539
  Capital Guardian Global
   Portfolio                            1,955,598.844              10.57         20,670,680         25,921,028
  Endeavor High Yield Portfolio         1,552,752.384               8.90         13,819,496         13,624,530
  Endeavor Janus Growth Portfolio       5,968,286.249              46.95        280,211,039        269,823,868
  Capital Guardian U.S. Equity
   Portfolio                            2,289,065.418               9.74         22,295,497         22,360,750
 Transamerica Variable Insurance
  Fund, Inc.:
   Transamerica VIF Growth
    Portfolio                           1,012,785.234              17.67         17,895,915         18,695,049
   Transamerica VIF Small Company
    Portfolio                             222,842.424              11.18          2,491,378          2,263,392
 Variable Insurance Products Fund
  (VIP):
   Fidelity - VIP Equity-Income
    Portfolio                             404,815.005              22.59          9,144,771          9,177,602
   Fidelity - VIP Growth Portfolio         71,848.847              33.34          2,395,441          2,305,346

                  Transamerica Life Insurance Company Separate
              Account VA B - Transamerica Landmark Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

                                                           Net Asset
                                          Number of        Value Per
                                         Shares Held         Share        Market Value         Cost
                                       ----------------------------------------------------------------
Variable Insurance Products
 Fund II (VIP II):
  Fidelity - VIP II
    Contrafund(R) Portfolio               494,474.707        $20.00        $ 9,889,494      $10,073,736
  Variable Insurance Products Fund
  III (VIP III):
   Fidelity - VIP III Growth
    Opportunities Portfolio               127,872.848         15.04          1,923,208        1,910,787
   Fidelity - VIP III Mid Cap
    Portfolio                             979,273.252         19.49         19,086,036       18,486,834
AEGON/Transamerica Series
 Fund, Inc.:
   Alger Aggressive Growth                291,814.302         16.34          4,768,246        5,263,084
   Goldman Sachs Growth                   504,180.848          9.09          4,583,004        4,669,292
   Janus Global                           122,127.224         18.32          2,237,371        3,714,316
   NWQ Value Equity                       735,603.527         14.09         10,364,654       10,305,287
   Pilgrim Baxter Mid Cap
     Growth                               753,847.742          9.65          7,274,631        9,385,756
   Salomon All Cap                      2,219,909.465         13.06         28,992,018       28,730,385
   T. Rowe Price Dividend
     Growth                               458,093.433          9.67          4,429,763        4,344,473
   T. Rowe Price Small Cap                669,973.260         10.97          7,349,607        7,088,491
   Gabelli Global Growth                  571,017.232          8.17          4,665,211        4,689,147
   Great Companies - Global/2/             91,105.409          7.10            646,848          617,197
   Great Companies - America(SM)          229,371.795          9.96          2,284,543        2,231,554
   Great Companies - Technology(SM)       362,286.396          4.25          1,539,717        1,510,753
   American Century Income &
    Growth                                262,764.942          9.48          2,491,012        2,410,308
   American Century International         108,208.719          8.41            910,035          914,572
   Van Kampen Emerging Growth             216,633.357         19.44          4,211,352        4,217,449

                  Transamerica Life Insurance Company Separate
              Account VA B - Transamerica Landmark Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

                                                          Net Asset
                                           Number of      Value Per
                                          Shares Held       Share         Market Value         Cost
                                        ---------------------------------------------------------------
Janus Aspen Series Fund:
  Janus Aspen - Aggressive
   Growth Portfolio                       192,516.883       $21.73        $ 4,183,392      $ 4,314,355
  Janus Aspen - Strategic
   Value Portfolio                        247,442.140         9.18          2,271,519        2,313,418
  Janus Aspen - Worldwide
   Growth Portfolio                       298,184.065        28.38          8,462,464        8,746,893
 Alliance Variable Products
  Series Fund, Inc.:
   Alliance Growth & Income
    Portfolio                             604,974.525        22.03         13,327,589       13,168,999
   Alliance Premier Growth
    Portfolio                             225,957.620        25.00          5,648,941        5,473,398

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:

                                                                        Purchases         Sales
                                                                      ----------------------------
Endeavor Series Trust:
  Endeavor Money Market Portfolio                                      $83,151,419     $44,206,709
  Endeavor Asset Allocation Portfolio                                   36,799,574      55,653,897
  T. Rowe Price International Stock Portfolio                           24,471,627      25,103,843
  Capital Guardian Value Portfolio                                      21,132,635      15,519,960
  Dreyfus Small Cap Value Portfolio                                     49,577,131      19,537,105
  Dreyfus U. S. Government Securities Portfolio                         17,968,967       6,981,621
  T. Rowe Price Equity Income Portfolio                                 31,571,715      16,146,255
  T. Rowe Price Growth Stock Portfolio                                  27,501,410      21,018,246
  Jennison Growth Portfolio                                              4,448,548       2,968,153
  Endeavor Enhanced Index Portfolio                                     20,634,115      10,861,926
  Capital Guardian Global Portfolio                                      5,882,545       5,551,207
  Endeavor High Yield Portfolio                                         22,540,413      21,226,939
  Endeavor Janus Growth Portfolio                                        9,941,999      91,545,990
  Capital Guardian U.S. Equity Portfolio                                 9,514,566       2,973,603
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                     16,739,607         611,174
  Transamerica VIF Small Company Portfolio                               2,312,706          47,402
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                 9,022,633         684,443
  Fidelity - VIP Growth Portfolio                                        2,428,103         114,386

                  Transamerica Life Insurance Company Separate
              Account VA B - Transamerica Landmark Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

                                                                        Purchases         Sales
                                                                      ----------------------------
Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                            $ 8,869,073     $1,036,371
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                      2,104,731        374,215
  Fidelity - VIP III Mid Cap Portfolio                                  14,378,466      2,215,193
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                                3,726,373        945,604
  Goldman Sachs Growth                                                   4,535,819        581,065
  Janus Global                                                             422,746        832,013
  NWQ Value Equity                                                       9,578,553        261,441
  Pilgrim Baxter Mid Cap Growth                                          5,801,313      1,992,441
  Salomon All Cap                                                       25,618,166      1,084,910
  T. Rowe Price Dividend Growth                                          4,449,927        372,716
  T. Rowe Price Small Cap                                                6,537,210        443,668
  Gabelli Global Growth                                                  5,497,969        895,016
  Great Companies - Global/2/                                              722,271        154,930
  Great Companies - America(SM)                                          2,399,706        166,760
  Great Companies - Technology(SM)                                       1,743,878        225,263
  American Century Income & Growth                                       2,629,893        205,257
  American Century International                                         1,103,201        181,921
  Van Kampen Emerging Growth                                             4,229,939         10,217
 Janus Aspen Series Fund:
  Janus Aspen - Aggressive Growth Portfolio                              4,933,012        780,542
  Janus Aspen - Strategic Value Portfolio                                2,542,914        388,296
  Janus Aspen - Worldwide Growth Portfolio                               9,160,042      1,240,193
 Alliance Variable Products Series Fund, Inc.:
  Alliance Growth & Income Portfolio                                    13,245,860         66,189
  Alliance Premier Growth Portfolio                                      5,564,194         83,437

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                   Notes to Financial Statements (continued)


3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

                                              Endeavor           Endeavor        T. Rowe Price          Capital
                                               Money               Asset         International         Guardian
                                               Market           Allocation           Stock               Value
                                             Subaccount         Subaccount         Subaccount         Subaccount
                                     ---------------------------------------------------------------------------
 Units outstanding January 1, 2000           68,579,106        110,547,552         85,013,999         75,548,067
 Units purchased                              3,395,360          2,039,788          2,321,422          1,301,253
 Units redeemed and transferred             (20,357,327)       (18,027,503)        (9,854,103)       (15,268,624)
                                     ---------------------------------------------------------------------------
 Units outstanding December 31, 2000         51,617,139         94,559,837         77,481,318         61,580,696
 Units purchased                             30,527,076          4,855,324          2,379,016          9,226,449
 Units redeemed and transferred               1,550,801        (14,205,014)       (17,666,580)        (5,033,436)
                                     ---------------------------------------------------------------------------
 Units outstanding December 31, 2001         83,695,016         85,210,147         62,193,754         65,773,709
                                     ===========================================================================

                                               Dreyfus         Dreyfus U. S.                           T. Rowe
                                              Small Cap         Government       T. Rowe Price       Price Growth
                                                Value           Securities       Equity Income           Stock
                                             Subaccount         Subaccount         Subaccount         Subaccount
                                     ---------------------------------------------------------------------------
 Units outstanding at January 1, 2000        58,441,567         45,037,304         89,662,199         52,371,824
 Units purchased                              1,835,437            657,582          1,430,925          2,221,922
 Units redeemed and transferred              (6,298,502)        (9,726,841)       (15,880,467)        (3,015,404)
                                     ---------------------------------------------------------------------------
 Units outstanding December 31, 2000         53,978,502         35,968,045         75,212,657         51,578,342
 Units purchased                             13,730,577          6,428,491         11,293,267          7,601,723
 Units redeemed and transferred              (4,701,047)         2,121,988         (3,399,687)        (7,457,070)
                                     ---------------------------------------------------------------------------
 Units outstanding December 31, 2001         63,008,032         44,518,524         83,106,237         51,722,995
                                     ===========================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                   Notes to Financial Statements (continued)


3. Accumulation Units Outstanding (continued)

                                                                 Endeavor           Capital
                                              Jennison           Enhanced           Guardian        Endeavor High
                                               Growth             Index              Global             Yield
                                             Subaccount         Subaccount         Subaccount         Subaccount
                                     ---------------------------------------------------------------------------
 Units outstanding at January 1, 2000        24,362,806         37,294,169         14,314,296         12,323,756
 Units purchased                                969,001          3,513,742          2,455,875          1,095,353
 Units redeemed and transferred              (3,894,500)          (909,080)         1,193,789            314,977
                                     ---------------------------------------------------------------------------
 Units outstanding December 31, 2000         21,437,307         39,898,831         17,963,960         13,734,086
 Units purchased                              2,721,566         18,621,695          2,889,461          3,587,346
 Units redeemed and transferred              (1,011,185)        (3,929,065)        (1,837,467)        (2,952,599)
                                     ---------------------------------------------------------------------------
 Units outstanding December 31, 2001         23,147,688         54,591,461         19,015,954         14,368,833
                                     ===========================================================================

                                                                 Capital                            Transamerica
                                              Endeavor           Guardian         Transamerica        VIF Small
                                            Janus Growth       U.S. Equity         VIF Growth          Company
                                             Subaccount         Subaccount         Subaccount        Subaccount
                                     ---------------------------------------------------------------------------
 Units outstanding at January 1, 2000        15,861,824                  -                  -                  -
 Units purchased                                628,592            408,276          1,122,299                  -
 Units redeemed and transferred              (1,898,183)        17,711,465          1,719,805                  -
                                     ---------------------------------------------------------------------------
 Units outstanding December 31, 2000         14,592,233         18,119,741          2,842,104                  -
 Units purchased                              2,322,889          6,786,719         11,825,105          1,370,496
 Units redeemed and transferred              (2,977,746)           846,394          8,148,915            879,832
                                     ---------------------------------------------------------------------------
 Units outstanding December 31, 2001         13,937,376         25,752,854         22,816,124          2,250,328
                                     ===========================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                   Notes to Financial Statements (continued)


3. Accumulation Units Outstanding (continued)

                                                                                  Fidelity -         Fidelity -
                                           Fidelity - VIP     Fidelity - VIP        VIP II         VIP III Growth
                                           Equity-Income          Growth         Contrafund(R)      Opportunities
                                             Subaccount         Subaccount         Subaccount         Subaccount
                                     ----------------------------------------------------------------------------
 Units outstanding at January 1, 2000                 -                  -                  -                  -
 Units purchased                                285,695                  -          1,131,294             98,801
 Units redeemed and transferred                 565,884                  -          1,463,825            167,411
                                     ---------------------------------------------------------------------------
 Units outstanding December 31, 2000            851,579                  -          2,595,119            266,212
 Units purchased                              5,204,849          1,580,894          5,603,567          1,477,538
 Units redeemed and transferred               3,268,813          1,165,799          3,298,397            553,838
                                     ---------------------------------------------------------------------------
 Units outstanding December 31, 2001          9,325,241          2,746,693         11,497,083          2,297,588
                                     ===========================================================================

                                              Fidelity -           Alger
                                               VIP III          Aggressive          Goldman             Janus
                                               Mid Cap            Growth          Sachs Growth          Global
                                             Subaccount         Subaccount         Subaccount         Subaccount
                                     ---------------------------------------------------------------------------
 Units outstanding at January 1, 2000                 -                  -                  -                  -
 Units purchased                              1,357,297          1,784,950            501,123          1,847,683
 Units redeemed and transferred               4,608,355          1,749,142            370,180          2,568,017
                                     ---------------------------------------------------------------------------
 Units outstanding December 31, 2000          5,965,652          3,534,092            871,303          4,415,700
 Units purchased                              8,506,951          3,502,532          2,979,424            257,936
 Units redeemed and transferred               3,794,594            316,523          1,689,470           (889,192)
                                     ---------------------------------------------------------------------------
 Units outstanding December 31, 2001         18,267,197          7,353,147          5,540,197          3,784,444
                                     ===========================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                  Notes to Financial Statements (continued)

3. Accumulation Units Outstanding (continued)

                                                              Pilgrim Baxter                    T. Rowe Price
                                              NWQ Value          Mid Cap           Salomon         Dividend
                                               Equity            Growth            All Cap          Growth
                                             Subaccount        Subaccount        Subaccount       Subaccount
                                       --------------------------------------------------------------------------
 Units outstanding at January 1, 2000                 -                 -                 -                 -
 Units purchased                                291,996         1,738,111           968,853            97,319
 Units redeemed and transferred                 660,290         5,280,712         3,067,598           175,096
                                       --------------------------------------------------------------------------
 Units outstanding December 31, 2000            952,286         7,018,823         4,036,451           272,415
 Units purchased                              5,091,740         5,317,473        15,893,189         2,522,839
 Units redeemed and transferred               4,317,886           273,435         9,295,478         1,686,509
                                       --------------------------------------------------------------------------
 Units outstanding December 31, 2001         10,361,912        12,609,731        29,225,118         4,481,763
                                       ==========================================================================

                                                                                     Great           Great
                                            T. Rowe Price         Gabelli          Companies       Companies
                                             Small Cap         Global Growth      - Global/2/    - America(SM)
                                             Subaccount          Subaccount        Subaccount       Subaccount
                                       --------------------------------------------------------------------------
 Units outstanding at January 1, 2000                 -                 -                 -                 -
 Units purchased                                550,958            67,853            13,737                 -
 Units redeemed and transferred                 730,197            38,240            43,463                 -
                                       --------------------------------------------------------------------------

 Units outstanding December 31, 2000          1,281,155           106,093            57,200                 -
 Units purchased                              4,002,070         4,036,651           546,290         1,476,125
 Units redeemed and transferred               3,416,599         1,267,938           154,435           848,646
                                       --------------------------------------------------------------------------

 Units outstanding December 31, 2001          8,699,824         5,410,682           757,925         2,324,771
                                       ==========================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                  Notes to Financial Statements (continued)

3. Accumulation Units Outstanding (continued)

                                                                    American
                                                    Great           Century            American        Van Kampen
                                                 Companies-         Income &           Century          Emerging
                                               Technology(SM)        Growth         International        Growth
                                                 Subaccount        Subaccount        Subaccount        Subaccount
                                              ---------------------------------------------------------------------
 Units outstanding at January 1, 2000                    -                 -                 -                 -
 Units purchased                                         -                 -                 -                 -
 Units redeemed and transferred                          -                 -                 -                 -
                                              ---------------------------------------------------------------------
 Units outstanding December 31, 2000                     -                 -                 -                 -
 Units purchased                                 1,340,061         1,837,284           830,617         3,845,969
 Units redeemed and transferred                    650,356           815,656           262,131         1,380,713
                                              ---------------------------------------------------------------------
 Units outstanding December 31, 2001             1,990,417         2,652,940         1,092,748         5,226,682
                                              =====================================================================

                                              Janus Aspen -   Janus Aspen -   Janus Aspen -    Alliance        Alliance
                                               Aggressive      Strategic       Worldwide       Growth &        Premier
                                                 Growth          Value           Growth         Income          Growth
                                               Subaccount      Subaccount      Subaccount     Subaccount      Subaccount
                                           -------------------------------------------------------------------------------
 Units outstanding at January 1,  2000                 -               -               -              -               -
 Units purchased                                 408,685          88,500         688,122              -               -
 Units redeemed and transferred                  130,169          78,429         544,984              -               -
                                           -------------------------------------------------------------------------------
 Units outstanding December 31, 2000             538,854         166,929       1,233,106              -               -
 Units purchased                               4,377,874       1,131,217       7,018,766      9,816,881       4,932,490
 Units redeemed and transferred                2,834,111       1,216,828       3,097,148      4,567,932       1,674,168
                                           -------------------------------------------------------------------------------
 Units outstanding December 31, 2001           7,750,839       2,514,974      11,349,020     14,384,813       6,606,658
                                           ===============================================================================

                 Transamerica Life Insurance Company Separate
             Account VA B - Transamerica Landmark Variable Annuity

                  Notes to Financial Statements (continued)

4. Financial Highlights

The Mutual Fund Account offers or has offered various death benefit options, including a return of premium death benefit, a greater of 6% annually compounding through age 80 death benefit, and a monthly step-up through age 80 death benefit. These death benefit options have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in Note 5 to the financial statements. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

                                    At December 31, 2001                       Year Ended December 31, 2001, Except as Noted
                       ---------------------------------------------------  ------------------------------------------------------
                                           Unit Fair
                                             Value                         Investment    Expense Ratio**        Total Return***
                                            Lowest to          Net          Income         Lowest                  Lowest
Subaccount                    Units          Highest          Assets         Ratio*      to Highest             to Highest
--------------------------------------------------------------------------  ------------------------------------------------------
Endeavor Money Market        83,695,016    $1.01 to $1.37    $107,964,395     3.46%    1.25% to 1.55%          0.97% to 2.26%
Endeavor Asset
 Allocation                  85,210,147     0.96 to 2.69      207,842,177     2.03      1.25 to 1.55         (8.49) to (3.52)
T. Rowe Price
 International Stock         62,193,754     0.83 to 1.23       75,633,737     0.00      1.25 to 1.55       (24.14) to (16.97)
Capital Guardian Value       65,773,709     1.02 to 2.32      139,740,101     0.75      1.25 to 1.55            2.15 to 5.16
Dreyfus Small Cap Value      63,008,032     0.98 to 3.17      166,222,511     0.00      1.25 to 1.55         (2.27) to 27.00
Dreyfus U.S.
 Government Securities       44,518,524     1.01 to 1.41       60,127,394     4.51      1.25 to 1.55            1.49 to 3.64
T. Rowe Price Equity
 Income                      83,106,237     0.99 to 2.35      177,874,361     1.78      1.25 to 1.55          (1.27) to 0.75
T. Rowe Price Growth
 Stock                       51,722,995     0.93 to 2.72      126,965,924     0.00      1.25 to 1.55        (11.43) to (6.48)
Jennison Growth              23,147,688     0.86 to 0.87       20,058,486     2.05      1.25 to 1.55       (19.80) to (12.69)
Endeavor Enhanced Index      54,591,461     0.90 to 1.40       66,756,939     0.60      1.25 to 1.55       (13.33) to (10.09)
Capital Guardian Global      19,015,954     0.87 to 1.13       20,670,293     0.00      1.25 to 1.55       (12.63) to (11.61)

                 Transamerica Life Insurance Company Separate
             Account VA B- Transamerica Landmark Variable Annuity

                   Notes to Financial Statements (continued)

4. Financial Highlights (continued)

                                    At December 31, 2001                   Year Ended December 31, 2001, Except as Noted
                       ---------------------------------------------   --------------------------------------------------------
                                         Unit Fair
                                          Value                         Investment      Expense Ratio**       Total Return***
                                        Lowest to          Net            Income           Lowest                Lowest
Subaccount                 Units         Highest         Assets           Ratio*        to Highest            to Highest
--------------------------------------------------------------------   --------------------------------------------------------
Endeavor High Yield      14,368,833  $0.95 to $0.98   $ 13,819,437         6.10%        1.25% to 1.55%      (2.11)% to 2.34%
Endeavor Janus
   Growth                13,937,376   0.78 to 24.50    280,211,040         0.00          1.25 to 1.55       (29.81) to (21.55)
Capital Guardian U.S.
   Equity                25,752,854   0.84 to 0.95      22,295,063         0.09          1.25 to 1.55        (5.65) to (4.73)
Transamerica VIF
   Growth                22,816,124   0.67 to 0.87      17,895,604         0.00          1.25 to 1.55       (18.89) to (12.74)
Transamerica VIF
   Small
   Company****             2,250,328      1.11           2,491,329         0.00          1.25 to 1.55         10.66 to 10.87
Fidelity - VIP Equity-
   Income                  9,325,241  0.94 to 1.01       9,144,663         0.51          1.25 to 1.55        (6.68) to (6.23)
Fidelity - VIP
   Growth****             2,746,693       0.87           2,383,047         0.00          1.25 to 1.55       (13.30) to (13.13)
Fidelity - VIP II
   Contrafund(R)         11,497,083   0.79 to 0.95       9,889,052         0.36          1.25 to 1.55       (13.81) to (5.28)
Fidelity - VIP III
   Growth
   Opportunities          2,297,588   0.71 to 0.91       1,923,198         0.12          1.25 to 1.55       (15.95) to (8.66)
Fidelity - VIP III Mid
   Cap                   18,267,197   1.03 to 1.06      19,082,668         0.00          1.25 to 1.55        (5.00) to 2.92
Alger Aggressive
   Growth                 7,353,147   0.57 to 0.90       4,768,191         0.00          1.25 to 1.55       (17.74) to (9.91)
Goldman Sachs
   Growth                 5,540,197   0.77 to 0.88       4,583,045         0.75          1.25 to 1.55       (15.41) to (11.57)
Janus Global              3,784,444       0.59           2,237,327         0.91          1.40 to 1.55       (24.03) to (23.92)
NWQ Value Equity         10,361,912   0.94 to 1.05      10,364,526         0.15          1.25 to 1.55        (5.67) to (3.17)
Pilgrim Baxter Mid
   Cap Growth            12,609,731   0.50 to 0.82       7,274,490         0.00          1.25 to 1.55       (36.91) to (17.57)
Salomon All Cap          29,225,118   0.94 to 1.04      28,991,290         1.62          1.25 to 1.55        (5.54) to 0.67
T. Rowe Price
   Dividend Growth        4,481,763   0.96 to 1.02       4,429,724         0.39          1.25 to 1.55        (5.64) to (3.63)
T. Rowe Price Small
   Cap                    8,699,824   0.76 to 0.96       7,346,287         0.00          1.25 to 1.55       (11.10) to (4.40)
Gabelli Global Growth     5,410,682   0.83 to 0.89       4,665,138         0.14          1.25 to 1.55       (11.49) to (10.76)
Great Companies -
   Global/2/                757,925   0.78 to 0.92         646,788         0.03          1.25 to 1.55       (18.11) to (7.81)
Great Companies -
   America(SM)****        2,324,771       0.98           2,284,547         0.05          1.25 to 1.55        (1.79) to (1.60)
Great Companies
 Technology(SM)****       1,990,417       0.77           1,539,710         0.00          1.25 to 1.55       (22.68) to (22.52)

                 Transamerica Life Insurance Company Separate
             Account VA B- Transamerica Landmark Variable Annuity

                   Notes to Financial Statements (continued)



4. Financial Highlights (continued)

                                    At December 31, 2001                       Year Ended December 31, 2001, Except as Noted
                       ---------------------------------------------   -----------------------------------------------------------
                                        Unit Fair
                                          Value                            Investment      Expense Ratio**       Total Return***
                                        Lowest to          Net              Income             Lowest                Lowest
Subaccount                  Units        Highest         Assets             Ratio*          to Highest            to Highest
--------------------------------------------------------------------   -----------------------------------------------------------
American Century
   Income &
   Growth****              2,652,940          $0.94      $ 2,491,009          0.00%      1.25% to 1.55%      (6.17)% to (5.99)%
American Century
   International****       1,092,748           0.83          910,017          0.00        1.25 to 1.55       (16.76) to (16.60)
Van Kampen
   Emerging
   Growth****              5,226,682           0.81        4,211,308          0.05        1.25 to 1.55       (19.47) to (19.31)
Janus Aspen -
   Aggressive Growth       7,750,839       0.40 to 0.77    4,183,315          0.00        1.25 to 1.55       (40.52) to (22.98)
Janus Aspen -
   Strategic Value         2,514,974       0.90 to 0.91    2,271,494          0.19        1.25 to 1.55        (9.79) to (9.32)
Janus Aspen -
   Worldwide Growth       11,349,020       0.68 to 0.84    8,462,307          0.31        1.25 to 1.55       (23.81) to (16.29)
Alliance Growth &
   Income****             14,384,813           0.93       13,314,922          0.02        1.25 to 1.55        (7.49) to (7.31)
Alliance Premier
   Growth****              6,606,658       0.85 to 0.86    5,648,894          0.00        1.25 to 1.55       (14.55) to (14.38)

   *These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
  **These ratios represent the annualized contract expenses of the Mutual Fund
    Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
 ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Mutual Fund Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
****Commencement of operations, May 1, 2001. Expense ratio has been annualized.

                 Transamerica Life Insurance Company Separate
             Account VA B- Transamerica Landmark Variable Annuity

                   Notes to Financial Statements (continued)



5. Administrative, Mortality, and Expense Risk Charges

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate .15% of the contract owner's account for administrative expenses. For certain policies sold on or after May 1, 1997 during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective rate of .15% of the contract owner's account.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. For the Greater of 6% Annual Compounding Death Benefit or Monthly Step-Up Death Benefit, this change is equal to an effective annual rate of 1.35% of the value of the contract owner's individual account. For the Return of Premium Death Benefit and units in income phase, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owner's individual account.

Prior to May 1, 2001, Transamerica Life offered a 5% Annually Compounding Death Benefit and a Double Enhanced Death Benefit with a charge equal to an annual effective rate of 1.25% of the value of the contract owner's individual account. They also offered a Return of Premium Death Benefit with a corresponding charge equal to an annual effective rate of 1.10% of the value of the contract owner's individual account. These options are no longer available subsequent to May 1, 2001.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

                 Transamerica Life Insurance Company Separate
             Account VA B- Transamerica Landmark Variable Annuity

                   Notes to Financial Statements (continued)

                  TRANSAMERICA LANDMARK VARIABLE ANNUITY


                                 Issued by


                    TRANSAMERICA LIFE INSURANCE COMPANY


                       Supplement Dated May 1, 2002


                                  To The


                       Prospectus Dated May 1, 2002


TL VA ML 0502



An optional "Liquidity Rider" is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

The following investment choices are hereby added to your policy:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
Managed by Merrill Lynch Investment Managers, L.P.

 Merrill Lynch Basic Value V.I. Fund


 Merrill Lynch High Current Income V.I. Fund


 Merrill Lynch Developing Capital Markets V.I. Fund


All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.



              This Prospectus Supplement must be accompanied


                         by the Prospectus for the


         Transamerica Landmark Variable Annuity Dated May 1, 2002

                            ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------

                       Policy Owner Transaction Expenses
--------------------------------------------------------------------------------
Sales Load On Purchase Payments...........................................    0
Maximum Surrender Charge (as a % of Premium Payments
  Surrendered)(/1/).......................................................   8%
Annual Service Charge(/2/)................................. $0 - $35 Per Policy
Transfer Fee (/3/).................................................... $0 - $10

Optional Rider Fees:
--------------------
Managed Annuity Program(/4/)..........................................    0.45%
Additional Death Distribution(/5/)....................................    0.25%


                       Separate Account Annual Expenses
                  (as a percentage of average account value)
--------------------------------------------------------------------------------
Mortality and Expense Risk Fee(/6/).....................................  1.15%
Administrative Charge...................................................  0.15%
                                                                          -----
TOTAL SEPARATE ACCOUNT
ANNUAL EXPENSES.........................................................  1.30%

Optional Separate Account Expenses:
-----------------------------------
Double Enhanced Death Benefit(/7/)......................................  0.25%
Liquidity Rider Fee(/8/)................................................  0.50%
                                                                          -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH HIGHEST OPTIONAL SEPARATE
 ACCOUNT EXPENSES(/9/)..................................................  2.05%


-----------------------------------------------------------------------------
                        Portfolio Annual Expenses(/10/)
  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
-----------------------------------------------------------------------------

                                                                      Total
                                                                    Portfolio
                                     Management  Other   Rule 12b-1  Annual
                                        Fees    Expenses    Fees    Expenses
-----------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I.
   Fund(/11/)                           0.60%     0.08%      --       0.68%
  Merrill Lynch High Current Income
   V.I. Fund(/11/)                      0.48%     0.10%      --       0.58%
  Merrill Lynch Developing Capital
   Markets V.I. Fund(/11/)              0.94%     0.21%      --       1.15%
  Aggressive Asset
   Allocation(/12/)(/13/)               0.10%     1.22%      --       1.32%
  Conservative Asset
   Allocation(/12/)(/14/)               0.10%     1.26%      --       1.36%
  Moderate Asset
   Allocation(/12/)(/15/)               0.10%     1.25%      --       1.35%
  Moderately Aggressive Asset
   Allocation(/12/)(/16/)               0.10%     1.23%      --       1.33%
  Alger Aggressive Growth               0.80%     0.17%      --       0.97%
  American Century Income & Growth      0.90%     0.50%      --       1.40%
  American Century International        1.00%     0.50%      --       1.50%
  BlackRock Global Science &
   Technology                           0.90%     0.50%      --       1.40%
  BlackRock Mid Cap Growth              0.80%     0.50%      --       1.30%
  Capital Guardian Global               1.05%     0.29%      --       1.34%
  Capital Guardian U.S. Equity          0.85%     0.23%      --       1.08%
  Capital Guardian Value                0.85%     0.09%      --       0.94%
  Clarion Real Estate Securities        0.80%     0.20%      --       1.00%
  Dreyfus Small Cap Value               0.80%     0.11%      --       0.91%
  Gabelli Global Growth                 1.00%     0.20%      --       1.20%
  Goldman Sachs Growth(/17/)            0.90%     0.10%      --       1.00%
  Great Companies - America/SM/         0.80%     0.09%      --       0.89%
  Great Companies - Global/2/           0.80%     0.20%      --       1.00%
  Great Companies - Technology/SM/      0.80%     0.19%      --       0.99%
  Janus Balanced (A/T)(/12/)            0.90%     0.50%      --       1.40%
  Janus Global (A/T)(/18/)              0.80%     0.15%      --       0.95%
  Janus Growth II (A/T)                 0.80%     0.07%      --       0.87%
  Jennison Growth                       0.85%     0.16%      --       1.01%
  J.P. Morgan Enhanced Index            0.75%     0.12%      --       0.87%
  MFS High Yield                       0.775%    0.325%      --       1.10%
  PBHG Mid Cap Growth                   0.87%     0.13%      --       1.00%
  PBHG/NWQ Value Select                 0.80%     0.14%      --       0.94%
  PIMCO Total Return(/12/)              0.70%     0.50%      --       1.20%
  Salomon All Cap                       0.85%     0.15%      --       1.00%
  Transamerica Convertible
   Securities(/12/)                     0.80%     0.50%      --       1.30%

                      ANNUITY POLICY FEE TABLE CONTINUED
                        Portfolio Annual Expenses(/10/)
  (as a percentage of average net assets and after fee waivers and/or expense reimbursements)
-----------------------------------------------------------------------------

                                                                        Total
                                                                      Portfolio
                                       Management  Other   Rule 12b-1  Annual
                                          Fees    Expenses    Fees    Expenses
-------------------------------------------------------------------------------
  Transamerica Equity                    0.75%     0.10%       --       0.85%
  Transamerica Growth Opportunities      0.85%     0.35%       --       1.20%
  Transamerica U.S. Government
   Securities                            0.65%     0.10%       --       0.75%
  T. Rowe Price Dividend Growth(/17/)    0.90%     0.10%       --       1.00%
  T. Rowe Price Equity Income            0.80%     0.10%       --       0.90%
  T. Rowe Price Growth Stock             0.80%     0.11%       --       0.91%
  T. Rowe Price Small Cap                0.75%     0.25%       --       1.00%
  Van Kampen Active International
   Allocation                            0.90%     0.11%       --       1.01%
  Van Kampen Asset Allocation            0.75%     0.11%       --       0.86%
  Van Kampen Money Market                0.50%     0.09%       --       0.59%
  Van Kampen Emerging Growth             0.80%     0.12%       --       0.92%
  AIM V.I. Basic Value Fund - Series
   II shares(/19/)                       0.73%     0.57%     0.15%      1.45%
  AIM V.I. Capital Appreciation
   Fund - Series II shares               0.61%     0.24%     0.25%      1.10%
  Alliance Growth & Income - Class B     0.63%     0.04%     0.25%      0.92%
  Alliance Premier Growth - Class B      1.00%     0.04%     0.25%      1.29%
  Janus Aspen - Aggressive Growth -
   Service Shares(/20/)                  0.65%     0.02%     0.25%      0.92%
  Janus Aspen - Strategic Value -
    Service Shares(/17/)(/21/)           0.55%     0.70%     0.25%      1.50%
  Janus Aspen - Worldwide Growth -
   Service Shares(/20/)                  0.65%     0.04%     0.25%      0.94%
  MFS New Discovery Series - Service
   Class(/22/)(/23/)                     0.90%     0.16%     0.25%      1.31%
  MFS Total Return Series - Service
   Class(/22/)                           0.75%     0.14%     0.25%      1.14%
  Fidelity - VIP Contrafund(R) -
    Service Class 2(/24/)                0.58%     0.11%     0.25%      0.94%
  Fidelity - VIP Equity-Income -
    Service Class 2(/24/)                0.48%     0.11%     0.25%      0.84%
  Fidelity - VIP Growth - Service
   Class 2(/24/)                         0.58%     0.10%     0.25%      0.93%
  Fidelity - VIP Growth
   Opportunities -
   Service Class 2(/24/)                 0.58%     0.12%     0.25%      0.95%
  Fidelity - VIP Mid Cap - Service
   Class 2(/24/)                         0.58%     0.11%     0.25%      0.94%
  Fidelity - VIP Value Strategies -
    Service Class 2(/25/)                0.58%     0.27%     0.25%      1.10%


(/1/)The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made, from 8% in the year in which the premium payment was made, to 0% in the seventh year after the premium payment was made (fifth year, if the Liquidity Rider is elected). If applicable a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

(/2/)The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender.
(/3/)The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.
(/4/)The Managed Annuity Program fee is 0.45% of the minimum income base value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%. See Section 5, Expenses.
(/5/) The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.
(/6/) The mortality and expense risk fee shown (1.15%) is for the "Return of
      Premium Death Benefit."
(/7/) The fee for the "Double Enhanced Death Benefit" is in addition to the mortality and expense risk fee (1.15%).
(/8/) The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(/9/) The Double Enhanced Death Benefit Fee and Liquidity Rider Fee are included herein.


(/10/)The fee table information relating to the underlying funds is for the year 2001 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verified the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.


(/11/)Merrill Lynch Basic Value V.I. Fund was formerly known as Merrill Lynch
      Basic Value Focus Fund; Merrill Lynch High Current Income V.I. Fund was formerly known as Merrill Lynch High Current Income Fund; and Merrill Lynch Developing Capital Markets V.I. Fund was formerly known as Merrill Lynch Developing Capital Markets Focus Fund.


(/12/)Because the portfolio commenced operations on or about May 1, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimated.


(/13/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.35% to 3.00%.


(/14/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.26% to 2.91%.


(/15/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.29% to 2.94%.


(/16/)This portfolio is a "fund of funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses for this portfolio, including the expenses of the funds that it invests in, is expected to be 2.33% to 2.98%.


(/17/)Effective May 1, 2002, the Goldman Sachs Growth, T. Rowe Price Dividend
      Growth, Janus Aspen - Strategic Value, and the Fidelity - VIP Growth Opportunities were closed to new investors.

(/18/)Effective September 1, 2000, the Janus Global (A/T) subaccount was closed to new investors.

(/19/)The Investment advisor has agreed to waive fees and/or reimburse Rule
      12b-1 distribution plan expenses (excluding interest, taxes, dividend expenses on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to limit total Series II operating expenses to 1.45% of average daily net assets until December 31, 2002. Total Annual Fund Operating Expenses before waivers and reimbursements for AIM V.I. Basic Value Fund - Series II was 1.55%.


(/20/)Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements.

(/21/)For the Strategic Value Portfolio, the management fees before waivers were 0.65%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 2001 were 1.60%, which includes 0.25% for the Rule 12b-1 Plan. Waivers are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement.


(/22/)Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series which its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Other expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. The ratios for Other Expenses and Total Underlying Fund Annual Expenses


   (reduced by custodial offset arrangements), respectively, would have been as follows: 0.15%, 1.30%--MFS New Discovery Series - Service Class; and 0.13%, 1.13%--MFS Total Return Series - Service Class.


(/23/)Total Portfolio Annual Expenses before expense reimbursements would be as follows: 1.34%--MFS New Discovery Series - Service Class.


(/24/)The expenses presented in the Table are shown without brokerage/custodial expense reductions. With these reductions, the portfolios' other expenses and total expenses would have been:
      Fidelity - VIP Contrafund(R) Portfolio 0.70% and 0.90%; Fidelity - VIP Equity Income Portfolio 0.10% and 0.83%; Fidelity - VIP Growth Portfolio 0.07% and 0.90%; Fidelity - VIP Growth Opportunities Portfolio 0.10% and 0.93%; and VIP Mid Cap Portfolio 0.05% and 0.88%.


(/25/)Because the portfolio commenced operations on or about February 20, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimated.

The following information hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table Examples contained in the prospectus.

EXAMPLES - TABLE A

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming no optional riders or features have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit


                                                                      If the Policy is
                                                                   annuitized at the end
                                                                   of the applicable time
                                                                      period or if the
                                 If the Policy is surrendered      Policy is simply kept
                                 at the end of the applicable       in the accumulation
                                         time period.                      phase.
                                 --------------------------------------------------------
                                  1        3        5       10      1     3     5    10
  Subaccounts                    Year    Years    Years    Years   Year Years Years Years
-----------------------------------------------------------------------------------------
  Merrill Lynch Basic
   Value V.I.                 A    $101    $135     $132     $260  $21   $66  $132  $260
                              -----------------------------------------------------------
                              B    $104    $142     $145     $285  $24   $73  $145  $285
-----------------------------------------------------------------------------------------
  Merrill Lynch High
   Current Income V.I.        A    $100    $132     $127     $250  $20   $63  $127  $250
                              -----------------------------------------------------------
                              B    $103    $139     $140     $275  $23   $70  $140  $275
-----------------------------------------------------------------------------------------
  Merrill Lynch Developing
   Capital                    A    $106    $148     $156     $306  $26   $80  $156  $306
                              -----------------------------------------------------------
   Markets V.I.               B    $108    $155     $168     $330  $28   $87  $168  $330
-----------------------------------------------------------------------------------------
  Aggressive Asset
   Allocation                 A $   108 $   153  $   145  $   307  $28   $85  $145  $307
                              -----------------------------------------------------------
                              B $   110 $   160  $   157  $   331  $30   $92  $157  $331
-----------------------------------------------------------------------------------------
  Conservative Asset
   Allocation                 A $   108 $   154  $   147  $   311  $28   $86  $147  $311
                              -----------------------------------------------------------
                              B $   111 $   161  $   159  $   334  $31   $94  $159  $334
-----------------------------------------------------------------------------------------
  Moderate Asset
   Allocation                 A $   108 $   154  $   146  $   310  $28   $86  $146  $310
                              -----------------------------------------------------------
                              B $   110 $   161  $   159  $   333  $30   $93  $159  $333
-----------------------------------------------------------------------------------------
  Moderately Aggressive
   Asset Allocation           A $   108 $   153  $   145  $   308  $28   $85  $145  $308
                              -----------------------------------------------------------
                              B $   110 $   160  $   158  $   332  $30   $93  $158  $332
-----------------------------------------------------------------------------------------
  Alger Aggressive Growth     A    $104    $143     $147     $289  $24   $75  $147  $289
                              -----------------------------------------------------------
                              B    $107    $150     $159     $313  $27   $82  $159  $313
-----------------------------------------------------------------------------------------
  American Century Income
   & Growth                   A    $108    $155     $168     $330  $28   $87  $168  $330
                              -----------------------------------------------------------
                              B    $111    $162     $180     $353  $31   $95  $180  $353
-----------------------------------------------------------------------------------------
  American Century
   International              A    $109    $158     $172     $340  $29   $90  $172  $340
                              -----------------------------------------------------------
                              B    $112    $165     $184     $362  $32   $98  $184  $362
-----------------------------------------------------------------------------------------
  BlackRock Global Science
   & Technology               A    $108    $155     $168     $330  $28   $87  $168  $330
                              -----------------------------------------------------------
                              B    $111    $162     $180     $353  $31   $95  $180  $353
-----------------------------------------------------------------------------------------
  BlackRock Mid Cap Growth    A    $107    $152     $163     $321  $27   $84  $163  $321
                              -----------------------------------------------------------
                              B    $110    $159     $175     $344  $30   $92  $175  $344
-----------------------------------------------------------------------------------------
  Capital Guardian Global     A    $108    $153     $165     $325  $28   $86  $165  $325
                              -----------------------------------------------------------
                              B    $110    $160     $177     $348  $30   $93  $177  $348
-----------------------------------------------------------------------------------------
  Capital Guardian U.S.
   Equity                     A    $105    $146     $152     $300  $25   $78  $152  $300
                              -----------------------------------------------------------
                              B    $108    $153     $164     $324  $28   $85  $164  $324

EXAMPLES - TABLE A - continued . . .



                                                              If the Policy is annuitized at
                                                              the end of the applicable time
                                If the Policy is surrendered     period or if the Policy
                                at the end of the applicable      is simply kept in the
                                        time period.               accumulation phase.
                              --------------------------------------------------------------
                                                        10                             10
  Subaccounts                  1 Year 3 Years 5 Years  Years  1 Year 3 Years 5 Years  Years
--------------------------------------------------------------------------------------------
  Capital Guardian Value     A $   104$   142 $   145 $   286 $   24  $   74 $   145 $   286
                          ------------------------------------------------------------------
                             B $   106$   149 $   158 $   310 $   26  $   81 $   158 $   310
--------------------------------------------------------------------------------------------
  Clarion Real Estate
   Securities                A $   105$   144 $   148 $   292 $   25  $   75 $   148 $   292
                          ------------------------------------------------------------------
                             B $   107$   151 $   160 $   316 $   27  $   83 $   160 $   316
--------------------------------------------------------------------------------------------
  Dreyfus Small Cap Value    A $   104$   141 $   144 $   283 $   24  $   73 $   144 $   283
                          ------------------------------------------------------------------
                             B $   106$   148 $   156 $   307 $   26  $   80 $   156 $   307
--------------------------------------------------------------------------------------------
  Gabelli Global Growth      A $   107$   150 $   158 $   311 $   27  $   81 $   158 $   311
                          ------------------------------------------------------------------
                             B $   109$   156 $   170 $   335 $   29  $   89 $   170 $   335
--------------------------------------------------------------------------------------------
  Goldman Sachs Growth       A $   105$   144 $   148 $   292 $   25  $   75 $   148 $   292
                          ------------------------------------------------------------------
                             B $   107$   151 $   160 $   316 $   27  $   83 $   160 $   316
--------------------------------------------------------------------------------------------
  Great Companies -
    AmericaSM                A $   103$   141 $   143 $   281 $   23  $   72 $   143 $   281
                          ------------------------------------------------------------------
                             B $   106$   148 $   155 $   306 $   26  $   80 $   155 $   306
--------------------------------------------------------------------------------------------
  Great Companies -
    Global/2/                A $   105$   144 $   148 $   292 $   25  $   75 $   148 $   292
                          ------------------------------------------------------------------
                             B $   107$   151 $   160 $   316 $   27  $   83 $   160 $   316
--------------------------------------------------------------------------------------------
  Great Companies -
    TechnologySM             A $   104$   144 $   148 $   291 $   24  $   75 $   148 $   291
                          ------------------------------------------------------------------
                             B $   107$   151 $   160 $   315 $   27  $   83 $   160 $   315
--------------------------------------------------------------------------------------------
  Janus Balanced (A/T)       A $   108$   155 $   168 $   330 $   28  $   87 $   168 $   330
                          ------------------------------------------------------------------
                             B $   111$   162 $   180 $   353 $   31  $   95 $   180 $   353
--------------------------------------------------------------------------------------------
  Janus Global (A/T)         A $   104$   143 $   146 $   287 $   24  $   74 $   146 $   287
                          ------------------------------------------------------------------
                             B $   107$   150 $   158 $   311 $   27  $   81 $   158 $   311
--------------------------------------------------------------------------------------------
  Janus Growth II (A/T)      A $   103$   140 $   142 $   279 $   23  $   71 $   142 $   279
                          ------------------------------------------------------------------
                             B $   106$   147 $   154 $   304 $   26  $   79 $   154 $   304
--------------------------------------------------------------------------------------------
  Jennison Growth            A $   105$   144 $   149 $   293 $   25  $   76 $   149 $   293
                          ------------------------------------------------------------------
                             B $   107$   151 $   161 $   317 $   27  $   83 $   161 $   317
--------------------------------------------------------------------------------------------
  J.P. Morgan Enhanced
   Index                     A $   103$   140 $   142 $   279 $   23  $   71 $   142 $   279
                          ------------------------------------------------------------------
                             B $   106$   147 $   154 $   304 $   26  $   79 $   154 $   304
--------------------------------------------------------------------------------------------
  MFS High Yield             A $   106$   147 $   134 $   285 $   26  $   78 $   153 $   302
                          ------------------------------------------------------------------
                             B $   108$   154 $   165 $   326 $   28  $   86 $   165 $   326
--------------------------------------------------------------------------------------------
  PBHG Mid Cap Growth        A $   105$   144 $   148 $   292 $   25  $   75 $   148 $   292
                          ------------------------------------------------------------------
                             B $   107$   151 $   160 $   316 $   27  $   83 $   160 $   316
--------------------------------------------------------------------------------------------
  PBHG/NWQ Value Select      A $   104$   142 $   145 $   286 $   24  $   74 $   145 $   286
                          ------------------------------------------------------------------
                             B $   106$   149 $   158 $   310 $   26  $   81 $   158 $   310
--------------------------------------------------------------------------------------------
  PIMCO Total Return         A $   107$   150 $   158 $   311 $   27  $   81 $   158 $   311
                          ------------------------------------------------------------------
                             B $   109$   156 $   170 $   335 $   29  $   89 $   170 $   335

EXAMPLES - TABLE A - continued . . .



                                                               If the Policy is annuitized at
                                                               the end of the applicable time
                                 If the Policy is surrendered    period or if the Policy is
                                 at the end of the applicable        simply kept in the
                                         time period.               accumulation phase.
                                 ---------------------------------------------------------------------------
                                                         10                             10
                                1 Year 3 Years 5 Years  Years  1 Year 3 Years 5 Years  Years
---------------------------------------------------------------------------------------------------------------
  Salomon All Cap             A $   105$   144 $   148 $   292 $   25  $   75 $   148 $   292
                              ---------------------------------------------------------------------------------
                              B $   107$   151 $   160 $   316 $   27  $   83 $   160 $   316
---------------------------------------------------------------------------------------------------------------
  Transamerica Convertible
   Securities                A   $107    $152    $163    $321    $27    $84     $163    $321
                              ---------------------------------------------------------------------------------
                             B   $110    $159    $175    $344    $30    $92     $175    $344
---------------------------------------------------------------------------------------------------------------
  Transamerica Equity        A   $103    $140    $141    $277    $23    $71     $141    $277
                              ---------------------------------------------------------------------------------
                             B   $106    $147    $153    $302    $26    $78     $153    $302
---------------------------------------------------------------------------------------------------------------
  Transamerica Growth
   Opportunities             A   $107    $150    $158    $311    $27    $81     $158    $311
                              ---------------------------------------------------------------------------------
                             B   $109    $156    $170    $335    $29    $89     $170    $335
---------------------------------------------------------------------------------------------------------------
  Transamerica U.S.
   Government Securities     A   $102    $137    $136    $267    $22    $68     $136    $267
                              ---------------------------------------------------------------------------------
                             B   $105    $144    $148    $292    $25    $75     $148    $292
---------------------------------------------------------------------------------------------------------------
  T. Rowe Price Dividend
   Growth                    A   $105    $144    $148    $292    $25    $75     $148    $292
                              ---------------------------------------------------------------------------------
                             B   $107    $151    $160    $316    $27    $83     $160    $316
---------------------------------------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                    A   $103    $141    $143    $282    $23    $72     $143    $282
                              ---------------------------------------------------------------------------------
                             B   $106    $148    $156    $306    $26    $80     $156    $306
---------------------------------------------------------------------------------------------------------------
  T. Rowe Price Growth
   Stock                     A   $104    $141    $144    $283    $24    $73     $144    $283
                              ---------------------------------------------------------------------------------
                             B   $106    $148    $156    $307    $26    $80     $156    $307
---------------------------------------------------------------------------------------------------------------
  T. Rowe Price Small Cap    A   $105    $144    $148    $292    $25    $75     $148    $292
                              ---------------------------------------------------------------------------------
                             B   $107    $151    $160    $316    $27    $83     $160    $316
---------------------------------------------------------------------------------------------------------------
  Van Kampen Active          A   $105    $144    $149    $293    $25    $76     $149    $293
   International              ---------------------------------------------------------------------------------
   Allocation                B   $107    $151    $161    $317    $27    $83     $161    $317
---------------------------------------------------------------------------------------------------------------
  Van Kampen Asset
   Allocation                A   $103    $140    $141    $278    $23    $71     $141    $278
                              ---------------------------------------------------------------------------------
                             B   $106    $147    $154    $303    $26    $79     $154    $303
---------------------------------------------------------------------------------------------------------------
  Van Kampen Money Market    A   $100    $132    $128    $251    $20    $63     $128    $251
                              ---------------------------------------------------------------------------------
                             B   $103    $139    $140    $276    $23    $71     $140    $276
---------------------------------------------------------------------------------------------------------------
  Van Kampen Emerging
   Growth                    A   $104    $142    $144    $284    $24    $73     $144    $284
                              ---------------------------------------------------------------------------------
                             B   $106    $149    $157    $308    $26    $81     $157    $308
---------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value       A   $109    $156    $170    $335    $29    $89     $170    $335
   Fund                       ---------------------------------------------------------------------------------
   Series II shares          B   $111    $163    $182    $358    $31    $96     $182    $358
---------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital           A   $106    $147    $153    $302    $26    $78     $153    $302
   Appreciation               ---------------------------------------------------------------------------------
   Series II shares          B   $108    $154    $165    $326    $28    $86     $165    $326
---------------------------------------------------------------------------------------------------------------
  Alliance Growth &
   Income - Class B          A   $104    $142    $144    $284    $24    $73     $144    $284
                              ---------------------------------------------------------------------------------
                             B   $106    $149    $157    $308    $26    $81     $157    $308
---------------------------------------------------------------------------------------------------------------
  Alliance Premier
   Growth - Class B          A   $107    $152    $162    $320    $27    $84     $162    $320
                              ---------------------------------------------------------------------------------
                             B   $110    $159    $174    $343    $30    $91     $174    $343

EXAMPLES - TABLE A - continued . . .



                                                               If the Policy is annuitized at
                                                                 the end of the applicable
                                 If the Policy is surrendered   time period or if the Policy
                                 at the end of the applicable      is simply kept in the
                                         time period.               accumulation phase.
                                  -----------------------------------------------------------
                                  1       3       5      10      1       3       5      10
  Subaccounts                    Year   Years   Years   Years   Year   Years   Years   Years
---------------------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth -                  A   $104    $142    $144    $284    $24     $73    $144    $284
                              ---------------------------------------------------------------
   Service Shares            B   $106    $149    $157    $308    $26     $81    $157    $308
---------------------------------------------------------------------------------------------
  Janus Aspen - Strategic
   Value -                   A   $109    $158    $172    $340    $29     $90    $172    $340
                              ---------------------------------------------------------------
   Service Shares            B   $112    $165    $184    $362    $32     $98    $184    $362
---------------------------------------------------------------------------------------------
  Janus Aspen - Worldwide
   Growth -                  A   $104    $142    $145    $286    $24     $74    $145    $286
                              ---------------------------------------------------------------
   Service Shares            B   $106    $149    $158    $310    $26     $81    $158    $310
---------------------------------------------------------------------------------------------
  MFS New Discovery Series   A   $108    $153    $163    $322    $28     $85    $163    $322
                              ---------------------------------------------------------------
   Service Class             B   $110    $159    $175    $345    $30     $92    $175    $345
---------------------------------------------------------------------------------------------
  MFS Total Return Series    A   $106    $148    $155    $306    $26     $80    $155    $306
                              ---------------------------------------------------------------
   Service Class             B   $108    $155    $167    $329    $28     $87    $167    $329
---------------------------------------------------------------------------------------------
  Fidelity - VIP
   Contrafund(R)             A   $104    $142    $145    $286    $24     $74    $145    $286
                              ---------------------------------------------------------------
   Service Class 2           B   $106    $149    $158    $310    $26     $81    $158    $310
---------------------------------------------------------------------------------------------
  Fidelity - VIP Equity-
   Income                    A   $103    $139    $140    $276    $23     $71    $140    $276
                              ---------------------------------------------------------------
   Service Class 2           B   $105    $146    $153    $301    $25     $78    $153    $301
---------------------------------------------------------------------------------------------
  Fidelity - VIP Growth      A   $104    $142    $145    $285    $24     $73    $145    $285
                              ---------------------------------------------------------------
   Service Class 2           B   $106    $149    $157    $309    $26     $81    $157    $309
---------------------------------------------------------------------------------------------
  Fidelity - VIP Growth
   Opportunities             A   $104    $143    $146    $287    $24     $74    $146    $287
                              ---------------------------------------------------------------
   Service Class 2           B   $107    $150    $158    $311    $27     $81    $158    $311
---------------------------------------------------------------------------------------------
  Fidelity - VIP Mid Cap     A   $104    $142    $145    $286    $24     $74    $145    $286
                              ---------------------------------------------------------------
   Service Class 2           B   $106    $149    $158    $310    $26     $81    $158    $310
---------------------------------------------------------------------------------------------
  Fidelity - VIP Value
   Strategies                A   $106    $147    $153    $302    $26     $78    $153    $302
                              ---------------------------------------------------------------
   Service Class 2           B   $108    $154    $165    $326    $28     $86    $165    $326

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, and assuming the Managed Annuity Program, Liquidity Rider, and the Additional Death Distribution have been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit
B = Double Enhanced Death Benefit


                                                                      If the Policy is
                                                                       annuitized at
                                                                       the end of the
                                                                         applicable
                                                                   time period or if the
                                 If the Policy is surrendered              Policy
                                 at the end of the applicable      is simply kept in the
                                         time period.               accumulation phase.
                              -----------------------------------------------------------
                                  1        3        5       10      1     3     5    10
  Subaccounts                    Year    Years    Years    Years   Year Years Years Years
-----------------------------------------------------------------------------------------
  Merrill Lynch Basic
   Value V.I.                 A    $113    $169     $170     $341  $33  $103  $170  $341
                          ---------------------------------------------------------------
                              B    $116    $176     $182     $364  $36  $110  $182  $364
-----------------------------------------------------------------------------------------
  Merrill Lynch High
   Current                    A    $112    $167     $165     $331  $32  $100  $165  $331
                          ---------------------------------------------------------------
   Income V.I.                B    $115    $173     $177     $355  $35  $107  $177  $355
-----------------------------------------------------------------------------------------
  Merrill Lynch Developing
   Capital                    A    $118    $182     $193     $384  $38  $117  $193  $384
                          ---------------------------------------------------------------
   Markets V.I.               B    $121    $189     $204     $407  $41  $124  $204  $407
-----------------------------------------------------------------------------------------
  Aggressive Asset
   Allocation                 A $   120 $   187  $   201  $   400  $40  $121  $201  $400
                          ---------------------------------------------------------------
                              B $   122 $   193  $   212  $   422  $42  $129  $212  $422
-----------------------------------------------------------------------------------------
  Conservative Asset
   Allocation                 A $   120 $   188  $   202  $   403  $40  $123  $202  $403
                          ---------------------------------------------------------------
                              B $   123 $   194  $   214  $   425  $43  $130  $214  $425
-----------------------------------------------------------------------------------------
  Moderate Asset
   Allocation                 A $   120 $   187  $   202  $   402  $40  $122  $202  $402
                          ---------------------------------------------------------------
                              B $   123 $   194  $   214  $   424  $43  $129  $214  $424
-----------------------------------------------------------------------------------------
  Moderately Aggressive
   Asset                      A $   120 $   187  $   201  $   401  $40  $122  $201  $401
                          ---------------------------------------------------------------
   Allocation                 B $   122 $   193  $   213  $   423  $42  $129  $213  $423
-----------------------------------------------------------------------------------------
  Alger Aggressive Growth     A    $116    $177     $184     $368  $36  $111  $184  $368
                          ---------------------------------------------------------------
                              B    $119    $184     $196     $391  $39  $119  $196  $391
-----------------------------------------------------------------------------------------
  American Century Income
   &                          A    $121    $189     $204     $407  $41  $124  $204  $407
                          ---------------------------------------------------------------
   Growth                     B    $123    $195     $216     $429  $43  $131  $216  $429
-----------------------------------------------------------------------------------------
  American Century
   International              A    $122    $191     $209     $416  $42  $127  $209  $416
                          ---------------------------------------------------------------
                              B    $124    $198     $221     $437  $44  $134  $221  $437
-----------------------------------------------------------------------------------------
  BlackRock Global Science
   &                          A    $121    $189     $204     $407  $41  $124  $204  $407
                          ---------------------------------------------------------------
   Technology                 B    $123    $195     $216     $429  $43  $131  $216  $429
-----------------------------------------------------------------------------------------
  BlackRock Mid Cap Growth    A    $120    $186     $200     $398  $40  $121  $200  $398
                          ---------------------------------------------------------------
                              B    $122    $193     $211     $420  $42  $128  $211  $420
-----------------------------------------------------------------------------------------
  Capital Guardian Global     A    $120    $187     $202     $402  $40  $122  $202  $402
                          ---------------------------------------------------------------
                              B    $122    $194     $213     $423  $42  $129  $213  $423
-----------------------------------------------------------------------------------------
  Capital Guardian U.S.
   Equity                     A    $117    $180     $189     $378  $37  $114  $189  $378
                          ---------------------------------------------------------------
                              B    $120    $187     $201     $401  $40  $122  $201  $401

EXAMPLES - TABLE B - continued . . .



                                                              If the Policy is annuitized at
                                                                the end of the applicable
                                If the Policy is surrendered   time period or if the Policy
                                at the end of the applicable      is simply kept in the
                                        time period.               accumulation phase.
                              --------------------------------------------------------------
                                 1       3       5      10      1       3       5      10
  Subaccounts                   Year   Years   Years   Years   Year   Years   Years   Years
--------------------------------------------------------------------------------------------
  Capital Guardian Value     A $   116$   176 $   183 $   365 $   36 $   110 $   183 $   365
                          ------------------------------------------------------------------
                             B $   119$   183 $   194 $   388 $   39 $   118 $   194 $   388
--------------------------------------------------------------------------------------------
  Clarion Real Estate
   Securities                A $   117$   178 $   185 $   371 $   37 $   112 $   185 $   371
                          ------------------------------------------------------------------
                             B $   119$   185 $   197 $   393 $   39 $   119 $   197 $   393
--------------------------------------------------------------------------------------------
  Dreyfus Small Cap Value    A $   116$   176 $   181 $   362 $   36 $   110 $   181 $   362
                          ------------------------------------------------------------------
                             B $   118$   182 $   193 $   385 $   38 $   117 $   193 $   385
--------------------------------------------------------------------------------------------
  Gabelli Global Growth      A $   119$   183 $   195 $   389 $   39 $   118 $   195 $   389
                          ------------------------------------------------------------------
                             B $   121$   190 $   207 $   411 $   41 $   125 $   207 $   411
--------------------------------------------------------------------------------------------
  Goldman Sachs Growth       A $   117$   178 $   185 $   371 $   37 $   112 $   185 $   371
                          ------------------------------------------------------------------
                             B $   119$   185 $   197 $   393 $   39 $   119 $   197 $   393
--------------------------------------------------------------------------------------------
  Great Companies -
    America/SM/              A $   116$   175 $   180 $   360 $   36 $   109 $   180 $   360
                          ------------------------------------------------------------------
                             B $   118$   182 $   192 $   384 $   38 $   116 $   192 $   384
--------------------------------------------------------------------------------------------
  Great Companies -
    Global/2/                A $   117$   178 $   185 $   371 $   37 $   112 $   185 $   371
                          ------------------------------------------------------------------
                             B $   119$   185 $   197 $   393 $   39 $   119 $   197 $   393
--------------------------------------------------------------------------------------------
  Great Companies -
    Technology/SM/           A $   117$   178 $   185 $   370 $   37 $   112 $   185 $   370
                          ------------------------------------------------------------------
                             B $   119$   184 $   197 $   393 $   39 $   119 $   197 $   393
--------------------------------------------------------------------------------------------
  Janus Balanced (A/T)       A $   121$   189 $   204 $   407 $   41 $   124 $   204 $   407
                          ------------------------------------------------------------------
                             B $   123$   195 $   216 $   429 $   43 $   131 $   216 $   429
--------------------------------------------------------------------------------------------
  Janus Global (A/T)         A $   116$   177 $   183 $   366 $   36 $   111 $   183 $   366
                          ------------------------------------------------------------------
                             B $   119$   183 $   195 $   389 $   39 $   118 $   195 $   389
--------------------------------------------------------------------------------------------
  Janus Growth II (A/T)      A $   115$   174 $   179 $   359 $   35 $   108 $   179 $   359
                          ------------------------------------------------------------------
                             B $   118$   181 $   191 $   382 $   38 $   116 $   191 $   382
--------------------------------------------------------------------------------------------
  Jennison Growth            A $   117$   178 $   186 $   372 $   37 $   112 $   186 $   372
                          ------------------------------------------------------------------
                             B $   119$   185 $   198 $   394 $   39 $   120 $   198 $   394
--------------------------------------------------------------------------------------------
  J.P. Morgan Enhanced
   Index                     A $   115$   174 $   179 $   359 $   35 $   108 $   179 $   359
                          ------------------------------------------------------------------
                             B $   118$   181 $   191 $   382 $   38 $   116 $   191 $   382
--------------------------------------------------------------------------------------------
  MFS High Yield             A $   118$   181 $   190 $   380 $   38 $   115 $   190 $   380
                          ------------------------------------------------------------------
                             B $   120$   187 $   202 $   402 $   40 $   122 $   202 $   402
--------------------------------------------------------------------------------------------
  PBHG Mid Cap Growth        A $   117$   178 $   185 $   371 $   37 $   112 $   185 $   371
                          ------------------------------------------------------------------
                             B $   119$   185 $   197 $   393 $   39 $   119 $   197 $   393
--------------------------------------------------------------------------------------------
  PBHG/NWQ Value Select      A $   116$   176 $   183 $   365 $   36 $   110 $   183 $   365
                          ------------------------------------------------------------------
                             B $   119$   183 $   194 $   388 $   39 $   118 $   194 $   388
--------------------------------------------------------------------------------------------
  PIMCO Total Return         A $   119$   183 $   195 $   389 $   39 $   118 $   195 $   389
                          ------------------------------------------------------------------
                             B $   121$   190 $   207 $   411 $   41 $   125 $   207 $   411

EXAMPLES - TABLE B - continued . . .



                                                                   If the Policy is annuitized at
                                                                     the end of the applicable
                                 If the Policy is surrendered       time period or if the Policy
                                 at the end of the applicable          is simply kept in the
                                         time period.                   accumulation phase.
                              ----------------------------------------------------------------------
                                  1        3        5       10       1        3        5       10
  Subaccounts                    Year    Years    Years    Years    Year    Years    Years    Years
----------------------------------------------------------------------------------------------------
  Salomon All Cap             A    $117    $178     $185     $371     $37     $112     $185     $371
                          --------------------------------------------------------------------------
                              B    $119    $185     $197     $393     $39     $119     $197     $393
----------------------------------------------------------------------------------------------------
  Transamerica Convertible    A    $120    $186     $200     $398     $40     $121     $200     $398
                          --------------------------------------------------------------------------
   Securities                 B    $122    $193     $211     $420     $42     $128     $211     $420
----------------------------------------------------------------------------------------------------
  Transamerica Equity         A    $115    $174     $178     $357     $35     $108     $178     $357
                          --------------------------------------------------------------------------
                              B    $118    $181     $190     $380     $38     $115     $190     $380
----------------------------------------------------------------------------------------------------
  Transamerica Growth         A    $119    $183     $195     $389     $39     $118     $195     $389
                          --------------------------------------------------------------------------
   Opportunities              B    $121    $190     $207     $411     $41     $125     $207     $411
----------------------------------------------------------------------------------------------------
  Transamerica U.S.
   Government                 A    $114    $171     $173     $347     $34     $105     $173     $347
                          --------------------------------------------------------------------------
   Securities                 B    $117    $178     $185     $371     $37     $112     $185     $371
----------------------------------------------------------------------------------------------------
  T. Rowe Price Dividend
   Growth                     A    $117    $178     $185     $371     $37     $112     $185     $371
                          --------------------------------------------------------------------------
                              B    $119    $185     $197     $393     $39     $119     $197     $393
----------------------------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income                     A    $116    $175     $181     $361     $36     $109     $181     $361
                          --------------------------------------------------------------------------
                              B    $118    $182     $193     $384     $38     $117     $193     $384
----------------------------------------------------------------------------------------------------
  T. Rowe Price Growth
   Stock                      A    $116    $176     $181     $362     $36     $110     $181     $362
                          --------------------------------------------------------------------------
                              B    $118    $182     $193     $385     $38     $117     $193     $385
----------------------------------------------------------------------------------------------------
  T. Rowe Price Small Cap     A    $117    $178     $185     $371     $37     $112     $185     $371
                          --------------------------------------------------------------------------
                              B    $119    $185     $197     $393     $39     $119     $197     $393
----------------------------------------------------------------------------------------------------
  Van Kampen Active
   International              A    $117    $178     $186     $372     $37     $112     $186     $372
                          --------------------------------------------------------------------------
   Allocation                 B    $119    $185     $198     $394     $39     $120     $198     $394
----------------------------------------------------------------------------------------------------
  Van Kampen Asset
   Allocation                 A    $115    $174     $179     $358     $35     $108     $179     $358
                          --------------------------------------------------------------------------
                              B    $118    $181     $191     $381     $38     $115     $191     $381
----------------------------------------------------------------------------------------------------
  Van Kampen Money Market     A    $113    $167     $166     $332     $33     $100     $166     $332
                          --------------------------------------------------------------------------
                              B    $115    $174     $178     $356     $35     $107     $178     $356
----------------------------------------------------------------------------------------------------
  Van Kampen Emerging
   Growth                     A    $116    $176     $182     $363     $36     $110     $182     $363
                          --------------------------------------------------------------------------
                              B    $118    $183     $194     $386     $38     $117     $194     $386
----------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value
   Fund                       A    $121    $190     $207     $411     $41     $125     $207     $411
                          --------------------------------------------------------------------------
   Series II shares           B    $124    $197     $218     $433     $44     $132     $218     $433
----------------------------------------------------------------------------------------------------
  AIM V.I. Capital
   Appreciation               A    $118    $181     $190     $380     $38     $115     $190     $380
                          --------------------------------------------------------------------------
   Series II shares           B    $120    $187     $202     $402     $40     $122     $202     $402
----------------------------------------------------------------------------------------------------
  Alliance Growth &
   Income -                   A    $116    $176     $182     $363     $36     $110     $182     $363
                          --------------------------------------------------------------------------
   Class B                    B    $118    $183     $194     $386     $38     $117     $194     $386
----------------------------------------------------------------------------------------------------
  Alliance Premier
   Growth - Class B           A    $120    $186     $199     $397     $40     $121     $199     $397
                          --------------------------------------------------------------------------
                              B    $122    $192     $211     $419     $42     $128     $211     $419

EXAMPLES - TABLE B - continued . . .



                                                                   If the Policy is annuitized at
                                                                     the end of the applicable
                                 If the Policy is surrendered       time period or if the Policy
                                 at the end of the applicable          is simply kept in the
                                         time period.                   accumulation phase.
                              ----------------------------------------------------------------------
                                  1        3        5       10       1        3        5       10
  Subaccounts                    Year    Years    Years    Years    Year    Years    Years    Years
----------------------------------------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth -                   A    $116    $176     $182     $363     $36     $110     $182     $363
                          --------------------------------------------------------------------------
   Service Shares             B    $118    $183     $194     $386     $38     $117     $194     $386
----------------------------------------------------------------------------------------------------
  Janus Aspen - Strategic
   Value -                    A    $122    $191     $209     $416     $42     $127     $209     $416
                          --------------------------------------------------------------------------
   Service Shares             B    $124    $198     $221     $437     $44     $134     $221     $437
----------------------------------------------------------------------------------------------------
  Janus Aspen - Worldwide
   Growth -                   A    $116    $176     $183     $365     $36     $110     $183     $365
                          --------------------------------------------------------------------------
   Service Shares             B    $119    $183     $194     $388     $39     $118     $194     $388
----------------------------------------------------------------------------------------------------
  MFS New Discovery Series    A    $120    $186     $200     $399     $40     $121     $200     $399
                          --------------------------------------------------------------------------
   Service Class              B    $122    $193     $212     $421     $42     $128     $212     $421
----------------------------------------------------------------------------------------------------
  MFS Total Return Series     A    $118    $182     $192     $384     $38     $116     $192     $384
                          --------------------------------------------------------------------------
   Service Class              B    $121    $188     $204     $406     $41     $123     $204     $406
----------------------------------------------------------------------------------------------------
  Fidelity - VIP
   Contrafund(R)              A    $116    $176     $183     $365     $36     $110     $183     $365
                          --------------------------------------------------------------------------
   Service Class 2            B    $119    $183     $194     $388     $39     $118     $194     $388
----------------------------------------------------------------------------------------------------
  Fidelity - VIP Equity-
   Income                     A    $115    $174     $178     $356     $35     $107     $178     $356
                          --------------------------------------------------------------------------
   Service Class 2            B    $118    $180     $190     $379     $38     $115     $190     $379
----------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth       A    $116    $176     $182     $364     $36     $110     $182     $364
                          --------------------------------------------------------------------------
   Service Class 2            B    $118    $183     $194     $387     $38     $117     $194     $387
----------------------------------------------------------------------------------------------------
  Fidelity - VIP Growth       A    $116    $177     $183     $366     $36     $111     $183     $366
                          --------------------------------------------------------------------------
   Opportunities - Service
    Class 2                   B    $119    $183     $195     $389     $39     $118     $195     $389
----------------------------------------------------------------------------------------------------
  Fidelity - VIP Mid Cap      A    $116    $176     $183     $365     $36     $110     $183     $365
                          --------------------------------------------------------------------------
   Service Class 2            B    $119    $183     $194     $388     $39     $118     $194     $388
----------------------------------------------------------------------------------------------------
  Fidelity - VIP Value
   Strategies                 A    $118    $181     $190     $380     $38     $115     $190     $380
                          --------------------------------------------------------------------------
   Service Class 2            B    $120    $187     $202     $402     $40     $122     $202     $402

Table A and Table B will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 2001 expenses of the underlying portfolios, including any fee waivers and/or expense reimbursements (said fee waivers and expense reimbursements are assumed to continue throughout the periods shown in the examples). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $35 annual service charge is reflected as a charge of 0.1167% based on average policy value of $30,000.00 as of December 31, 2001.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

                                                            Surrender Charge
   Number of Years                                         (as a percentage of
    Since Premium                                                premium
    Payment Date                                              surrendered)
------------------------------------------------------------------------------
        0 - 1                                                      8%
        1 - 2                                                      8%
        2 - 3                                                      7%
        3 - 4                                                      6%
      5 or more                                                    0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.


Termination. The rider is irrevocable.

The Liquidity Rider may vary by state and may not be available in all states.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Appendix A contained in the prospectus.


                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION
                (For policies purchased on or after May 1, 2002)

The "Return of Premium Death Benefit" with Total Separate Account Annual Expenses of 1.30%, and the "Double Enhanced Death Benefit" with Total Separate Account Annual Expenses of 1.55%, were not offered as of December 31, 2001, therefore condensed financial data is not available that reflects those death benefits.

                        CONDENSED FINANCIAL INFORMATION
                 (For policies purchased prior to May 1, 2002)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

        Greater of 6% Annually Compounding through age 80 Death Benefit or the Monthly Step-Up through age 80 Death Benefit*
                (Total Separate Account Annual Expenses: 1.50%)


                                  Accumulation                     Number of
                                   Unit Value     Accumulation   Accumulation
                                 at Beginning of   Unit Value   Units at End of
  Subaccount                          Year       at End of Year      Year
-------------------------------------------------------------------------------
  Merrill Lynch Basic Value
   V.I. ML**
   2001(/1/)...................     $1.000000      $0.974232       5,660,560
-------------------------------------------------------------------------------
  Merrill Lynch High Current
   Income V.I. ML**
   2001(/1/)...................     $1.000000      $0.976210       1,264,608
-------------------------------------------------------------------------------
  Merrill Lynch Developing
   Capital Markets V.I. ML**
   2001(/1/)...................     $1.000000      $0.979662          12,317
-------------------------------------------------------------------------------
  Alger Aggressive Growth ML
   2001(/1/)...................     $1.000000      $0.899371         377,468
-------------------------------------------------------------------------------
  American Century Income &
   Growth ML
   2001(/1/)...................     $1.000000      $0.938589         762,020
-------------------------------------------------------------------------------
  American Century
   International ML***
   2001(/1/)...................     $1.000000      $0.832651         447,656
-------------------------------------------------------------------------------
  Capital Guardian Global
   ML****
   2001(/1/)...................     $1.000000      $0.873737         671,710
-------------------------------------------------------------------------------
  Capital Guardian U.S. Equity
   ML*****
   2001(/1/)...................     $1.000000      $0.943517       1,437,265
-------------------------------------------------------------------------------
  Capital Guardian Value ML****
   2001(/1/)...................     $1.000000      $1.021548       2,162,902
-------------------------------------------------------------------------------
  Dreyfus Small Value ML****
   2001(/1/)...................     $1.000000      $0.977283       4,696,652
-------------------------------------------------------------------------------
  Gabelli Global Growth ML
   2001(/1/)...................     $1.000000      $0.890926         436,823
-------------------------------------------------------------------------------
  Goldman Sachs Growth ML
   2001(/1/)...................     $1.000000      $0.882806         622,346
-------------------------------------------------------------------------------
  Great Companies - AmericaSM
   ML
   2001(/1/)...................     $1.000000      $0.982426         212,243

      Greater of 6% Annually Compounding through age 80 Death Benefit or the Monthly Step-Up through age 80 Death Benefit*


              (Total Separate Account Annual Expenses: 1.50%)


                              continued . . .



                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of     Units at
  Subaccount                              of Year        Year     End of Year
------------------------------------------------------------------------------
  Great Companies - Global/2/ ML
   2001(/1/)...........................  $1.000000    $0.920387      128,657
------------------------------------------------------------------------------
  Great Companies - Technology/SM/ ML
   2001(/1/)...........................  $1.000000    $0.773485      755,978
------------------------------------------------------------------------------
  Janus Growth II ML (A/T)****
   2001(/1/)...........................  $1.000000    $0.783225    1,204,143
------------------------------------------------------------------------------
  Jennison Growth ML
   2001(/1/)...........................  $1.000000    $0.871639      219,450
------------------------------------------------------------------------------
  J.P. Morgan Enhanced Index ML****
   2001(/1/)...........................  $1.000000    $0.897581    1,417,532
------------------------------------------------------------------------------
  MFS High Yield ML****
   2001(/1/)...........................  $1.000000    $0.978934      831,748
------------------------------------------------------------------------------
  PBHG Mid Cap Growth ML******
   2001(/1/)...........................  $1.000000    $0.822921    1,191,049
------------------------------------------------------------------------------
  PBHG/NWQ Value Select ML******
   2001(/1/)...........................  $1.000000    $0.943312      610,003
------------------------------------------------------------------------------
  Salomon All Cap ML
   2001(/1/)...........................  $1.000000    $0.944579    2,311,489
------------------------------------------------------------------------------
  Transamerica Equity ML*******
   2001(/1/)...........................  $1.000000    $0.871170    2,201,579
------------------------------------------------------------------------------
  Transamerica Growth Opportunities
   ML*******
   2001(/1/)...........................  $1.000000    $1.106909      215,821
------------------------------------------------------------------------------
  Transamerica U.S. Government
   Securities ML****
   2001(/1/)...........................  $1.000000    $1.014928    2,413,653
------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth ML
   2001(/1/)...........................  $1.000000    $0.962123    1,071,355
------------------------------------------------------------------------------
  T. Rowe Price Equity Income ML****
   2001(/1/)...........................  $1.000000    $0.987303    2,580,001
------------------------------------------------------------------------------
  T. Rowe Price Growth Stock ML****
   2001(/1/)...........................  $1.000000    $0.933658    2,974,809
------------------------------------------------------------------------------
  T. Rowe Price Small Cap ML
   2001(/1/)...........................  $1.000000    $0.954401    1,295,567
------------------------------------------------------------------------------
  Van Kampen Active International
   Allocation ML****
   2001(/1/)...........................  $1.000000    $0.828893    1,111,468
------------------------------------------------------------------------------
  Van Kampen Asset Allocation ML****
   2001(/1/)...........................  $1.000000    $0.963225    1,555,475
------------------------------------------------------------------------------
  Van Kampen Money Market ML****
   2001(/1/)...........................  $1.000000    $1.009719    1,567,458
------------------------------------------------------------------------------
  Van Kampen Emerging Growth ML
   2001(/1/)...........................  $1.000000    $0.805577    2,315,998

      Greater of 6% Annually Compounding through age 80 Death Benefit or the Monthly Step-Up through age 80 Death Benefit*


              (Total Separate Account Annual Expenses: 1.50%)


                              continued . . .



                             Accumulation Accumulation  Number of
                              Unit Value   Unit Value  Accumulation
                             at Beginning  at End of     Units at
  Subaccount                   of Year        Year     End of Year
-------------------------------------------------------------------
  Alliance Growth & Income
   ML
   2001(/1/)...............   $1.000000    $0.925362    3,906,861
-------------------------------------------------------------------
  Alliance Premier Growth
   ML
   2001(/1/)...............   $1.000000    $0.854751    3,679,437
-------------------------------------------------------------------
  Janus Aspen - Aggressive
   Growth ML
   2001(/1/)...............   $1.000000    $0.768907      442,221
-------------------------------------------------------------------
  Janus Aspen - Strategic
   Value ML
   2001(/1/)...............   $1.000000    $0.905322      311,593
-------------------------------------------------------------------
  Janus Aspen - Worldwide
   Growth ML
   2001(/1/)...............   $1.000000    $0.835708      905,717
-------------------------------------------------------------------
  Fidelity - VIP
   Contrafund(R) ML
   2001(/1/)...............   $1.000000    $0.945641      822,650
-------------------------------------------------------------------
  Fidelity - VIP Equity-
   Income ML
   2001(/1/)...............   $1.000000    $0.936205      772,920
-------------------------------------------------------------------
  Fidelity - VIP Growth ML
   2001(/1/)...............   $1.000000    $0.867285      129,497
-------------------------------------------------------------------
  Fidelity - VIP Growth
   Opportunities ML
   2001(/1/)...............   $1.000000    $0.911864      140,247
-------------------------------------------------------------------
  Fidelity - VIP Mid Cap ML
   2001(/1/)...............   $1.000000    $1.027526    1,382,069

                        Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.25%)


                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of   Units at End
  Subaccount                              of Year        Year       of Year
------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. ML**
   2001(/1/)...........................  $1.000000    $0.975841     891,090
------------------------------------------------------------------------------
  Merrill Lynch High Current Income
   V.I. ML**
   2001(/1/)...........................  $1.000000    $0.977820     274,630
------------------------------------------------------------------------------
  Merrill Lynch Developing Capital
   Markets V.I. ML**
   2001(/1/)...........................  $1.000000    $0.981284       1,000
------------------------------------------------------------------------------
  Alger Aggressive Growth ML
   2001(/1/)...........................  $1.000000    $0.900861      77,550
------------------------------------------------------------------------------
  American Century Income & Growth ML
   2001(/1/)...........................  $1.000000    $0.940149      92,008
------------------------------------------------------------------------------
  American Century International ML***
   2001(/1/)...........................  $1.000000    $0.834029     245,426
------------------------------------------------------------------------------
  Capital Guardian Global ML****
   2001(/1/)...........................  $1.000000    $0.875178      13,935
------------------------------------------------------------------------------
  Capital Guardian U.S. Equity ML*****
   2001(/1/)...........................  $1.000000    $0.945070      93,088
------------------------------------------------------------------------------
  Capital Guardian Value ML****
   2001(/1/)...........................  $1.000000    $1.023245     311,539
------------------------------------------------------------------------------
  Dreyfus Small Value ML****
   2001(/1/)...........................  $1.000000    $0.978906     680,486
------------------------------------------------------------------------------
  Gabelli Global Growth ML
   2001(/1/)...........................  $1.000000    $0.892401      48,971
------------------------------------------------------------------------------
  Goldman Sachs Growth ML
   2001(/1/)...........................  $1.000000    $0.884268     263,027
------------------------------------------------------------------------------
  Great Companies - America/SM/ ML
   2001(/1/)...........................  $1.000000    $0.984049       4,650
------------------------------------------------------------------------------
  Great Companies - Global/2/ ML
   2001(/1/)...........................  $1.000000    $0.921911      34,780
------------------------------------------------------------------------------
  Great Companies - Technology/SM/ ML
   2001(/1/)...........................  $1.000000    $0.774757     118,826
------------------------------------------------------------------------------
  Janus Growth II ML (A/T)****
   2001(/1/)...........................  $1.000000    $0.784523     165,159
------------------------------------------------------------------------------
  Jennison Growth ML
   2001(/1/)...........................  $1.000000    $0.873072      10,086
------------------------------------------------------------------------------
  J.P. Morgan Enhanced Index ML****
   2001(/1/)...........................  $1.000000    $0.899067     170,071
------------------------------------------------------------------------------
  MFS High Yield ML****
   2001(/1/)...........................  $1.000000    $0.980546     128,926
------------------------------------------------------------------------------
  PBHG Mid Cap Growth ML******
   2001(/1/)...........................  $1.000000    $0.824293     199,637
------------------------------------------------------------------------------
  PBHG/NWQ Value Select ML******
   2001(/1/)...........................  $1.000000    $0.944875      78,055

                     Return of Premium Death Benefit*


              (Total Separate Account Annual Expenses: 1.25%)


                              continued . . .



                                        Accumulation
                                         Unit Value  Accumulation  Number of
                                             at       Unit Value  Accumulation
                                        Beginning of      at      Units at End
  Subaccount                                Year     End of Year    of Year
------------------------------------------------------------------------------
  Salomon All Cap ML
   2001(/1/)...........................  $1.000000    $0.946133     277,733
------------------------------------------------------------------------------
  Transamerica Equity ML*******
   2001(/1/)...........................  $1.000000    $0.872609     245,830
------------------------------------------------------------------------------
  Transamerica Growth Opportunities
   ML*******
   2001(/1/)...........................  $1.000000    $1.108736     103,014
------------------------------------------------------------------------------
  Transamerica U.S. Government
   Securities ML****
   2001(/1/)...........................  $1.000000    $1.016603     549,854
------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth ML
   2001(/1/)...........................  $1.000000    $0.963704     127,015
------------------------------------------------------------------------------
  T. Rowe Price Equity Income ML****
   2001(/1/)...........................  $1.000000    $0.988919     641,370
------------------------------------------------------------------------------
  T. Rowe Price Growth Stock ML****
   2001(/1/)...........................  $1.000000    $0.935195     562,032
------------------------------------------------------------------------------
  T. Rowe Price Small Cap ML
   2001(/1/)...........................  $1.000000    $0.955974     126,060
------------------------------------------------------------------------------
  Van Kampen Active International
   Allocation ML****
   2001(/1/)...........................  $1.000000    $0.830259      86,172
------------------------------------------------------------------------------
  Van Kampen Asset Allocation ML****
   2001(/1/)...........................  $1.000000    $0.964813     606,384
------------------------------------------------------------------------------
  Van Kampen Money Market ML****
   2001(/1/)...........................  $1.000000    $1.011385     626,391
------------------------------------------------------------------------------
  Van Kampen Emerging Growth ML
   2001(/1/)...........................  $1.000000    $0.806903     377,353
------------------------------------------------------------------------------
  Alliance Growth & Income ML
   2001(/1/)...........................  $1.000000    $0.926892     518,898
------------------------------------------------------------------------------
  Alliance Premier Growth ML
   2001(/1/)...........................  $1.000000    $0.856157     509,161
------------------------------------------------------------------------------
  Janus Aspen - Aggressive Growth ML
   2001(/1/)...........................  $1.000000    $0.770183      32,357
------------------------------------------------------------------------------
  Janus Aspen - Strategic Value ML
   2001(/1/)...........................  $1.000000    $0.906817      59,102
------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth ML
   2001(/1/)...........................  $1.000000    $0.837086     198,635
------------------------------------------------------------------------------
  Fidelity - VIP Contrafund(R) ML
   2001(/1/)...........................  $1.000000    $0.947203     165,537
------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income ML
   2001(/1/)...........................  $1.000000    $0.937746      76,893
------------------------------------------------------------------------------
  Fidelity - VIP Growth ML
   2001(/1/)...........................  $1.000000    $0.868717      90,444

                     Return of Premium Death Benefit*


              (Total Separate Account Annual Expenses: 1.25%)


                              continued . . .



                             Accumulation
                              Unit Value  Accumulation  Number of
                                  at       Unit Value  Accumulation
                             Beginning of      at      Units at End
  Subaccount                     Year     End of Year    of Year
-------------------------------------------------------------------
  Fidelity - VIP Growth
   Opportunities ML
   2001(/1/)...............   $1.000000    $0.913372      32,325
-------------------------------------------------------------------
  Fidelity - VIP Mid Cap ML
   2001(/1/)...............   $1.000000    $1.029218     222,446


(/1/)    Period from May 1, 2001 through December 31, 2001.

* On May 1, 2002 the death benefits available under the policy were changed to (1) Double Enhanced Death Benefit with Total Separate Account Annual Expenses of 1.55%, and (2) Return of Premium Death Benefit with Total Separate Account Annual Expenses of 1.30%.


** Prior to May 1, 2002, Merrill Lynch Basic Value V.I. Fund was called Merrill Lynch Basic Value Focus Fund; Merrill Lynch High Current Income V.I. Fund was called Merrill Lynch High Current Income Fund; and Merrill Lynch Developing Capital Markets V.I. Fund was called Merrill Lynch Developing Capital Markets Focus Fund.


*** As of May 1, 2002, American Century International Subaccount was merged into International Equity Subaccount. International Equity Subaccount changed its name to American Century International Subaccount.


**** As of May 1, 2002, Endeavor Series Trust merged with AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Capital Guardian Global Portfolio is now Capital Guardian Global; Capital Guardian U.S. Equity Portfolio is now Capital Guardian U.S. Equity; Capital Guardian Value Portfolio is now Capital Guardian Value; Dreyfus Small Cap Value Portfolio is now Dreyfus Small Cap Value; Endeavor Janus Growth Portfolio is now Janus Growth II (A/T); Jennison Growth Portfolio is now Jennison Growth; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; Endeavor High Yield Portfolio is now MFS High Yield; Dreyfus U.S. Government Securities Portfolio is now Transamerica U.S. Government Securities; T. Rowe Price Equity Income Portfolio is now T. Rowe Price Equity Income; T. Rowe Price Growth Stock Portfolio is now T. Rowe Price Growth Stock;
         T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; Endeavor Asset Allocation Portfolio is now Van Kampen Asset Allocation; and Endeavor Money Market Portfolio is now Van Kampen Money Market.


***** For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.


****** Prior to May 1, 2002, the PBHG Mid Cap Growth Subaccount was called Pilgrim Baxter Mid Cap Growth Subaccount; and the PBHG/NWQ Value Select Subaccount was called NWQ Value Equity Subaccount.


******* As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities.


The Aggressive Asset Allocation Subaccount, Conservative Asset Allocation Subaccount, Moderate Asset Allocation Subaccount, Moderately Aggressive Asset Allocation Subaccount, BlackRock Global Science & Technology Subaccount, BlackRock Mid Cap Growth Subaccount, Clarion Real Estate Securities Subaccount, Janus Balanced Subaccount, PIMCO Total Return Subaccount, Transamerica Convertible Securities Subaccount, AIM V.I. Basic Value Fund Subaccount -
 Series II shares, AIM V.I. Capital Appreciation Fund Subaccount - Series II shares, MFS New Discovery Series Subaccount - Service Class, MFS Total Return Series Subaccount - Service Class, and the Fidelity - VIP Value Strategies Subaccount -Service Class 2 had not commenced operations as of December 31, 2001, therefore, comparable data is not available.

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit *
                (Total Separate Account Annual Expenses: 1.55%)


                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning    at End      Units at
  Subaccount                              of Year      of Year    End of Year
------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. ML**
   2001................................  $1.490353    $1.529922    21,731,118
   2000................................  $1.343442    $1.490353    16,662,325
   1999................................  $1.128892    $1.343442    10,438,672
   1998................................  $1.045149    $1.128892     1,297,001
   1997(/1/)...........................  $1.000000    $1.045149     1,158,912
------------------------------------------------------------------------------
  Merrill Lynch High Current Income
   V.I. ML**
   2001................................  $0.944562    $0.967404     7,172,876
   2000................................  $1.032293    $0.944562     6,658,698
   1999................................  $0.991602    $1.032293     6,868,041
   1998................................  $1.036753    $0.991602     1,798,461
   1997(/1/)...........................  $1.000000    $1.036753     1,515,275
------------------------------------------------------------------------------
  Merrill Lynch Developing Capital
   Markets V.I. ML**
   2001................................  $0.617641    $0.617096     3,033,872
   2000................................  $0.879578    $0.617641     3,224,333
   1999................................  $0.540808    $0.879578     1,905,289
   1998................................  $0.776036    $0.540808       265,187
   1997(/1/)...........................  $1.000000    $0.776036       731,215
------------------------------------------------------------------------------
  Alger Aggressive Growth ML
   2001................................  $0.697419    $0.573708     6,849,909
   2000(/6/)...........................  $1.000000    $0.697419     3,674,710
------------------------------------------------------------------------------
  American Century & Income ML
   2001(/8/)...........................  $1.000000    $0.938285       208,994
------------------------------------------------------------------------------
  American Century International ML***
   2001(/8/)...........................  $1.000000    $0.832379       247,487
------------------------------------------------------------------------------
  Capital Guardian Global ML****
   2001................................  $1.274775    $1.125133     5,780,013
   2000................................  $1.530432    $1.274775     7,037,105
   1999................................  $1.052609    $1.530432     3,024,269
   1998(/2/)...........................  $1.000000    $1.052609       282,425
------------------------------------------------------------------------------
  Capital Guardian U.S. Equity ML*****
   2001................................  $0.884476    $0.841423     9,543,491
   2000................................  $0.962537    $0.884476     8,162,728
   1999(/5/)...........................  $1.121334    $0.962537     1,693,186
   1998(/4/)...........................  $1.000000    $1.121334       662,269
------------------------------------------------------------------------------
  Capital Guardian Value ML****
   2001................................  $2.191524    $2,301129     6,117,280
   2000................................  $2.107887    $2.191524     4,297,703
   1999................................  $2.212928    $2.107887     4,454,289
   1998................................  $2.084599    $2.212928       504,438
   1997(/1/)...........................  $1.951455    $2.084599       695,792

  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*


              (Total Separate Account Annual Expenses: 1.55%)


                              continued . . .



                                         Accumulation Accumulation  Number of
                                          Unit Value   Unit Value  Accumulation
                                         at Beginning  at End of   Units at End
  Subaccount                               of Year        Year       of Year
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value ML****
   2001.................................  $ 2.482358   $3,147,887   12,668,500
   2000.................................  $ 2.270485   $ 2.482358   11,114,250
   1999.................................  $ 1.785929   $ 2.270485    6,466,465
   1998.................................  $ 1.849865   $ 1.785929      767,225
   1997(/1/)............................  $ 1.763002   $ 1.849865    1,303,711
-------------------------------------------------------------------------------
  Gabelli Global Growth ML
   2001.................................  $ 0.937848   $ 0.830048    1,835,932
   2000(/7/)............................  $ 1.000000   $ 0.937848      594,250
-------------------------------------------------------------------------------
  Goldman Sachs Growth ML
   2001.................................  $ 0.915132   $ 0.774069    3,296,247
   2000(/6/)............................  $ 1.000000   $ 0.915132      765,188
-------------------------------------------------------------------------------
  Great Companies--America/SM/ ML
   2001(/8/)............................  $ 1.000000   $ 0.982103       43,719
-------------------------------------------------------------------------------
  Great Companies - Global/2/ ML
   2001.................................  $ 0.949871   $ 0.777811      362,837
   2000(/7/)............................  $ 1.000000   $ 0.949871       41,449
-------------------------------------------------------------------------------
  Great Companies - Technology/SM/ ML
   2001(/8/)............................  $ 1.000000   $ 0.773226      119,793
-------------------------------------------------------------------------------
  Janus Global ML (A/T)
   2001.................................  $ 0.777402   $ 0.590582    4,858,754
   2000(/6/)............................  $ 1.000000   $ 0.777402    5,232,909
-------------------------------------------------------------------------------
  Janus Growth II ML (A/T)****
   2001.................................  $34.675805   $24.337456    2,077,975
   2000.................................  $49.870147   $34.675805    2,262,590
   1999.................................  $31.898334   $49.870147    1,363,437
   1998.................................  $19.650673   $31.898334       90,918
   1997(/1/)............................  $19.367467   $19.650673      134,839
-------------------------------------------------------------------------------
  Jennison Growth ML****
   2001.................................  $ 1.075994   $ 0.862941    4,714,116
   2000.................................  $ 1.235669   $ 1.075944    4,751,270
   1999.................................  $ 1.200101   $ 1.235669    4,272,750
   1998.................................  $ 1.156145   $ 1.200101      602,380
   1997(/1/)............................  $ 1.103566   $ 1.156145      823,036
-------------------------------------------------------------------------------
  J.P. Morgan Enhanced Index ML****
   2001.................................  $ 1.606831   $ 1.392606   21,332,083
   2000.................................  $ 1.831774   $ 1.606831   20,897,589
   1999.................................  $ 1.577775   $ 1.831774   15,093,778
   1998.................................  $ 1.216754   $ 1.577775  972,108.717
   1997(/1/)............................  $ 1.140312   $ 1.216754  842,854.350

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*
                (Total Separate Account Annual Expenses: 1.55%)
                                continued . . .


                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of     Units at
  Subaccount                              of Year        Year     End of Year
------------------------------------------------------------------------------
  MFS High Yield ML****
   2001................................  $0.934479    $0.954934     5,519,310
   2000................................  $1.000739    $0.934479     3,696,972
   1999................................  $0.961203    $1.000739     2,298,662
   1998(/3/)...........................  $1.000000    $0.961203       121,412
------------------------------------------------------------------------------
  PBHG Mid Cap Growth ML*****
   2001................................  $0.789965    $0.498392     8,365,657
   2000(/6/)...........................  $1.000000    $0.789965     4,370,208
------------------------------------------------------------------------------
  PBHG/NWQ Value Select ML*****
   2001................................  $1.080814    $1.044981     1,908,615
   2000(/6/)...........................  $1.000000    $1.080814       287,585
------------------------------------------------------------------------------
  Salomon All Cap ML
   2001................................  $1.031639    $1.036993     7,918,126
   2000(/6/)...........................  $1.000000    $1.031639     2,112,476
------------------------------------------------------------------------------
  Transamerica Equity ML*******
   2001................................  $0.830010    $0.673200     9,126,000
   2000(/6/)...........................  $1.000000    $0.830010     2,474,715
------------------------------------------------------------------------------
  Transamerica Growth Opportunities
   ML*******
   2001(/8/)...........................  $1.000000    $1.106551        38,588
------------------------------------------------------------------------------
  Transamerica U.S. Government
   Securities ML****
   2001................................  $1.359649    $1.407016     9,517,845
   2000................................  $1.253314    $1.359649     5,730,704
   1999................................  $1.286733    $1.253314     4,528,567
   1998................................  $1.214143    $1.286733     1,216,510
   1997(/1/)...........................  $1.156486    $1.214143       250,859
------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth ML
   2001................................  $1.074760    $1.014149     1,309,921
   2000(/6/)...........................  $1.000000    $1.074760       413,526
------------------------------------------------------------------------------
  T. Rowe Price Equity Income ML****
   2001................................  $2.322653    $2.336621    12,346,949
   2000................................  $2.099984    $2.322653    10,421,648
   1999................................  $2.065623    $2.099984     8,897,631
   1998................................  $1.923605    $2.065623     1,136,105
   1997(/1/)...........................  $1.757991    $1.923605     1,205,031
------------------------------------------------------------------------------
  T. Rowe Price Growth Stock ML****
   2001................................  $3.050487    $2.701963    11,054,137
   2000................................  $3.113428    $3.050487    10,933,823
   1999................................  $2.593121    $3.113428     7,893,482
   1998................................  $2.041994    $2.593121       648,310
   1997(/1/)...........................  $1.905196    $2.041994       863,752
------------------------------------------------------------------------------
  T. Rowe Price Small Cap ML
   2001................................  $0.854538    $0.759675     5,493,365
   2000(/6/)...........................  $1.000000    $0.854538     2,894,614

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*
                (Total Separate Account Annual Expenses: 1.55%)
                                continued . . .


                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning  at End of     Units at
  Subaccount                              of Year        Year     End of Year
------------------------------------------------------------------------------
  Van Kampen Active International
   Allocation ML****
   2001................................  $1.604835    $1.217389    11,336,048
   2000................................  $1.993671    $1.604835   $10,843,974
   1999................................  $1.533035    $1.993671     5,444,717
   1998................................  $1.345562    $1.533035       716,582
   1997(/1/)...........................  $1.490376    $1.345562      1,418,82
------------------------------------------------------------------------------
  Van Kampen Asset Allocation ML****
   2001................................  $2.917408    $2.669772     9,181,060
   2000................................  $3.149277    $2.917408     7,634,722
   1999................................  $2.535888    $3.149277     5,298,099
   1998................................  $2.170350    $2.535888       581,571
   1997(/1/)...........................  $2.073492    $2.170350       560,006
------------------------------------------------------------------------------
  Van Kampen Money Market ML****
   2001................................  $1.331509    $1.359563     9,864,220
   2000................................  $1.275932    $1.331509     5,009,561
   1999................................  $1.239556    $1.275932     4,284,434
   1998................................  $1.195541    $1.239556       358,757
   1997(/1/)...........................  $1.174747    $1.195541       237,144
------------------------------------------------------------------------------
  Van Kampen Emerging Growth ML
   2001(/8/)...........................  $1.000000    $0.805310       687,954
------------------------------------------------------------------------------
  Alliance Growth & Income ML
   2001(/8/)...........................  $1.000000    $0.925071     1,547,290
------------------------------------------------------------------------------
  Alliance Premier Growth ML
   2001(/8/)...........................  $1.000000    $0.854462       788,107
------------------------------------------------------------------------------
  Janus Aspen - Aggressive Growth ML
   2001................................  $0.738193    $0.439076     2,674,931
   2000(/7/)...........................  $1.000000    $0.738193       104,844
------------------------------------------------------------------------------
  Janus Aspen - Strategic Value ML
   2001................................  $0.998590    $0.900877     1,850,064
   2000(/7/)...........................  $1.000000    $0.998590       213,764
------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth ML
   2001................................  $0.887518    $0.676228     3,551,635
   2000(/7/)...........................  $1.000000    $0.887518       828,954
------------------------------------------------------------------------------
  Fidelity - VIP Contrafund ML
   2001................................  $0.921627    $0.794319     6,637,033
   2000(/6/)...........................  $1.000000    $0.921627     4,510,157
------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income ML
   2001................................  $1.083236    $1.010868     5,081,018
   2000(/6/)...........................  $1.000000    $1.083236       909,008
------------------------------------------------------------------------------
  Fidelity - VIP Growth ML
   2001(/8/)...........................  $1.000000    $0.867001        98,546

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit*
                (Total Separate Account Annual Expenses: 1.55%)
                                continued . . .


                             Accumulation Accumulation  Number of
                              Unit Value   Unit Value  Accumulation
                             at Beginning    at End      Units at
  Subaccount                   of Year      of Year    End of Year
-------------------------------------------------------------------
  Fidelity - VIP Growth
   Opportunities ML
   2001....................   $0.847487    $0.712295    1,210,081
   2000(/6/)...............   $1.000000    $0.847487      622,698
-------------------------------------------------------------------
  Fidelity - VIP Mid Cap ML
   2001....................   $1.113532    $1.057890    8,545,970
   2000(/6/)...............   $1.000000    $1.113532    5,747,229

                        Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)


                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning    at End    Units at End
  Subaccount                              of Year      of Year      of Year
------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. ML**
   2001................................  $1.498085    $1.540152    3,145,446
   2000................................  $1.348411    $1.498085    2,770,488
   1999................................  $1.126397    $1.348411    2,454,557
   1998................................  $1.045922    $1.126397    5,316,790
   1997(/1/)...........................  $1.000000    $1.045922      279,869
------------------------------------------------------------------------------
  Merrill Lynch High Current Income
   V.I. ML**
   2001................................  $0.949440    $0.973849    1,592,384
   2000................................  $1.036111    $0.949440    1,566,347
   1999................................  $0.989413    $1.036111    1,743,155
   1998................................  $1.037515    $0.989413    5,690,547
   1997(/1/)...........................  $1.000000    $1.037515      296,792
------------------------------------------------------------------------------
  Merrill Lynch Developing Capital
   Markets V.I. ML**
   2001................................  $0.620833    $0.621212      425,556
   2000................................  $0.882824    $0.620833      721,091
   1999................................  $0.539622    $0.882824      423,799
   1998................................  $0.776606    $0.539622    1,369,352
   1997(/1/)...........................  $1.000000    $0.776606      190,773
------------------------------------------------------------------------------
  Alger Aggressive Growth ML
   2001................................  $0.698100    $0.575129    1,341,404
   2000(/6/)...........................  $1.000000    $0.698100      904,247
------------------------------------------------------------------------------
  American Century Income & Growth ML
   2001(/8/)...........................  $1.000000    $0.939214       19,688
------------------------------------------------------------------------------
  American Century International ML***
   2001(/8/)...........................  $1.000000    $0.833205       15,089
------------------------------------------------------------------------------
  Capital Guardian Global ML****
   2001................................  $1.280261    $1.131675      964,878
   2000................................  $1.534754    $1.280261      930,391
   1999................................  $1.051197    $1.534754      447,744
   1998(/2/)...........................  $1.000000    $1.051197    2,154,770
------------------------------------------------------------------------------
  Capital Guardian U.S. Equity ML*****
   2001................................  $0.887757    $0.845807    1,542,639
   2000................................  $0.964682    $0.887757    1,588,618
   1999(/5/)...........................  $1.122170    $0.964682      316,391
   1998(/4/)...........................  $1.000000    $1.122170      175,738
------------------------------------------------------------------------------
  Capital Guardian Value ML****
   2001................................  $2.202884    $2.316504    1,318,423
   2000................................  $2.115695    $2.202884    1,205,797
   1999................................  $2.208027    $2.115695      961,278
   1998................................  $2.086130    $2.208027    3,058,827
   1997(/1/)...........................  $1.951455    $2.086130      185,607

                     Return of Premium Death Benefit*


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                         Accumulation Accumulation  Number of
                                          Unit Value   Unit Value  Accumulation
                                         at Beginning    at End    Units at End
  Subaccount                               of Year      of Year      of Year
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value ML****
   2001.................................  $ 2.495215   $ 3.168906   2,320,400
   2000.................................  $ 2.278888   $ 2.495215   2,058,766
   1999.................................  $ 1.781970   $ 2.278888   1,327,061
   1998.................................  $ 1.851229   $ 1.781970   4,007,193
   1997(/1/)............................  $ 1.763002   $ 1.851229     427,723
-------------------------------------------------------------------------------
  Gabelli Global Growth ML
   2001.................................  $ 0.938154   $ 0.831562     269,870
   2000(/7/)............................  $ 1.000000   $ 0.938154     203,314
-------------------------------------------------------------------------------
  Goldman Sachs Growth ML
   2001.................................  $ 0.916033   $ 0.775980     219,401
   2000(/6/)............................  $ 1.000000   $ 0.916033     227,698
-------------------------------------------------------------------------------
  Great Companies - American/SM/ ML
   2001(/8/)............................  $ 1.000000   $ 0.983081      40,576
-------------------------------------------------------------------------------
  Great Companies - Global/2/ ML
   2001.................................  $ 0.950187   $ 0.779219       9,361
   2000(/7/)............................  $ 1.000000   $ 0.950187       1,000
-------------------------------------------------------------------------------
  Great Companies - Technology/SM/ ML
   2001(/8/)............................  $ 1.000000   $ 0.773994      12,144
-------------------------------------------------------------------------------
  Janus Global ML (A/T)
   2001.................................  $ 0.778173   $ 0.592046     612,184
   2000(/6/)............................  $ 1.000000   $ 0.778173     616,807
-------------------------------------------------------------------------------
  Janus Growth II ML (A/T)****
   2001.................................  $34.855341   $24.500024     359,763
   2000.................................  $50.054351   $34.855341     422,048
   1999.................................  $31.827882   $50.054351     292,621
   1998.................................  $19.665157   $31.827882     468,648
   1997(/1/)............................  $19.367467   $19.665157      22,707
-------------------------------------------------------------------------------
  Jennison Growth ML****
   2001.................................  $ 1.081530   $ 0.868714   1,144,267
   2000.................................  $ 1.240246   $ 1.081530   1,128,456
   1999.................................  $ 1.197456   $ 1.240246     941,151
   1998.................................  $ 1.156993   $ 1.197456   4,355,755
   1997(/1/)............................  $ 1.103566   $ 1.156993     278,939
-------------------------------------------------------------------------------
  J.P. Morgan Enhanced Index ML****
   2001.................................  $ 1.615156   $ 1.401905   3,498,073
   2000.................................  $ 1.838549   $ 1.615156   3,848,389
   1999.................................  $ 1.574288   $ 1.838549   3,001,172
   1998.................................  $ 1.217647   $ 1.574288   4,212,857
   1997(/1/)............................  $ 1.140312   $ 1.217647     517,261

                        Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)
                                continued . . .


                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning    at End    Units at End
  Subaccount                              of Year      of Year      of Year
------------------------------------------------------------------------------
  MFS High Yield ML****
   2001................................  $0.938048    $0.960010      777,202
   2000................................  $1.003083    $0.938048      708,577
   1999................................  $0.960378    $1.003083      625,740
   1998(/3/)...........................  $1.000000    $0.960378      277,923
------------------------------------------------------------------------------
  PBHG Mid Cap Growth ML******
   2001................................  $0.790745    $0.499618      686,092
   2000(/6/)...........................  $1.000000    $0.790745      716,416
------------------------------------------------------------------------------
  PBHG/NWQ Value Select ML******
   2001................................  $1.081878    $1.047563      321,552
   2000(/6/)...........................  $1.000000    $1.081878       49,102
------------------------------------------------------------------------------
  Salomon All Cap ML
   2001................................  $1.032666    $1.039580      480,533
   2000(/6/)...........................  $1.000000    $1.032666      345,974
------------------------------------------------------------------------------
  Transamerica Equity ML*******
   2001................................  $0.830824    $0.674851      472,555
   2000(/6/)...........................  $1.000000    $0.830824      271,624
------------------------------------------------------------------------------
  Transamerica Growth Opportunities
   ML*******
   2001(/8/)...........................  $1.000000    $1.107646       22,959
------------------------------------------------------------------------------
  Transamerica U.S. Government
   Securities ML****
   2001................................  $1.364481    $1.414117    1,777,913
   2000................................  $1.255919    $1.364481    1,209,211
   1999................................  $1.283878    $1.255919    1,667,132
   1998................................  $1.215033    $1.283878    2,530,595
   1997(/1/)...........................  $1.156486    $1.215033      142,705
------------------------------------------------------------------------------
  T. Rowe Price Dividend Growth ML
   2001................................  $1.075818    $1.016662      150,218
   2000(/6/)...........................  $1.000000    $1.075818       73,189
------------------------------------------------------------------------------
  T. Rowe Price Equity Income ML****
   2001................................  $2.334702    $2.352249    2,657,580
   2000................................  $2.107761    $2.334702    2,368,905
   1999................................  $2.061049    $2.107761    1,874,944
   1998................................  $1.925022    $2.061049    5,183,439
   1997(/1/)...........................  $1.757991    $1.925022      399,677
------------------------------------------------------------------------------
  T. Rowe Price Growth Stock ML****
   2001................................  $3.066258    $2.719986    2,082,841
   2000................................  $3.124914    $3.066258    2,178,410
   1999................................  $2.587405    $3.124914    1,602,289
   1998................................  $2.043487    $2.587405    3,959,439
   1997(/1/)...........................  $1.905196    $2.043487      275,874
------------------------------------------------------------------------------
  T. Rowe Price Small Cap ML
   2001................................  $0.855380    $0.761551    1,016.760
   2000(/6/)...........................  $1.000000    $0.855380      350,710

                     Return of Premium Death Benefit*


              (Total Separate Account Annual Expenses: 1.40%)


                              continued . . .



                                        Accumulation Accumulation  Number of
                                         Unit Value   Unit Value  Accumulation
                                        at Beginning    at End    Units at End
  Subaccount                              of Year      of Year      of Year
------------------------------------------------------------------------------
  Van Kampen Active International
   Allocation ML****
   2001................................  $1.613169    $1.225547    2,033,075
   2000................................  $2.001071    $1.613169    1,859,245
   1999................................  $1.529630    $2.001071    1,186,858
   1998................................  $1.346560    $1.529630    3,171,012
   1997(/1/)...........................  $1.490376    $1.346560      396,884
------------------------------------------------------------------------------
  Van Kampen Asset Allocation ML****
   2001................................  $2.932518    $2.687589    1,580,916
   2000................................  $3.160924    $2.932518    1,519,535
   1999................................  $2.530280    $3.160924    1,189,043
   1998................................  $2.171948    $2.530280    2,567,842
   1997(/1/)...........................  $2.073492    $2.171948      146,972
------------------------------------------------------------------------------
  Van Kampen Money Market ML****
   2001................................  $1.338389    $1.368631    2,127,741
   2000................................  $1.280646    $1.338389    1,343,317
   1999................................  $1.236824    $1.280646      547,318
   1998................................  $1.196418    $1.236824    1,488,032
   1997(/1/)...........................  $1.174747    $1.196418      186,770
------------------------------------------------------------------------------
  Van Kampen Emerging Growth ML
   2001(/8/)...........................  $1.000000    $0.806099       44,660
------------------------------------------------------------------------------
  Alliance Growth & Income ML
   2001(/8/)...........................  $1.000000    $0.925978      154,396
------------------------------------------------------------------------------
  Alliance Premier Growth ML
   2001(/8/)...........................  $1.000000    $0.855309       93,895
------------------------------------------------------------------------------
  Janus Aspen - Aggressive Growth ML
   2001................................  $0.673903    $0.401433      144,765
   2000(/7/)...........................  $1.000000    $0.673903       32,897
------------------------------------------------------------------------------
  Janus Aspen - Strategic Value ML
   2001................................  $0.998916    $0.902500      386,453
   2000(/7/)...........................  $1.000000    $0.998916       30,695
------------------------------------------------------------------------------
  Janus Aspen - Worldwide Growth ML
   2001................................  $0.799555    $0.610114      252,062
   2000(/7/)...........................  $1.000000    $0.799555      102,305
------------------------------------------------------------------------------
  Fidelity - VIP Contrafund(R) ML
   2001................................  $0.922538    $0.796290      451,182
   2000(/6/)...........................  $1.000000    $0.922538      249,903
------------------------------------------------------------------------------
  Fidelity - VIP Equity-Income ML
   2001................................  $1.084290    $1.013361      391,666
   2000(/6/)...........................  $1.000000    $1.084290       48,227
------------------------------------------------------------------------------
  Fidelity - VIP Growth ML
   2001(/8/)...........................  $1.000000    $0.867866       52,299

                        Return of Premium Death Benefit*
                (Total Separate Account Annual Expenses: 1.40%)
                                continued . . .


                             Accumulation Accumulation  Number of
                              Unit Value   Unit Value  Accumulation
                             at Beginning  at End of   Units at End
  Subaccount                   of Year        Year       of Year
-------------------------------------------------------------------
  Fidelity - VIP Growth
   Opportunities ML
   2001....................   $0.848316    $0.714054       89,854
   2000(/6/)...............   $1.000000    $0.848316      108,777
-------------------------------------------------------------------
  Fidelity - VIP Mid Cap ML
   2001....................   $1.114623    $1.060517    1,133,980
   2000(/6/)...............   $1.000000    $1.114623      661,304

(/1/)Period from July 3, 1997 through December 31, 1997. (/2/)Period from February 2, 1998 through December 31, 1998. (/3/)Period from June 2, 1998 through December 31, 1998. (/4/)Period from July 1, 1998 through December 31, 1998. (/5/)Period from January 1, 1999 through December 31, 1999. (/6/)Period from May 1, 2000 through December 31, 2000. (/7/)Period from October 9, 2000 through December 31, 2000. (/8/)Period from May 1, 2001 through December 31, 2001.

* On May 1, 2002 the death benefits available under the policy were changed to (1) Double Enhanced Death Benefit with Total Separate Account Annual Expenses of 1.55%, and (2) Return of Premium Death Benefit with Total Separate Account Annual Expenses of 1.30%.

** Prior to May 1, 2002, Merrill Lynch Basic Value V.I. Fund was called Merrill Lynch Basic Value Focus Fund; Merrill Lynch High Current Income V.I. Fund was called Merrill Lynch High Current Income Fund; and Merrill Lynch Developing Capital Markets V.I. Fund was called Merrill Lynch Developing Capital Markets Focus Fund.


*** As of May 1, 2002, American Century International Subaccount was merged into International Equity Subaccount. International Equity Subaccount changed its name to American Century International Subaccount.


**** As of May 1, 2002, Endeavor Series Trust merged with AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows:
        Capital Guardian Global Portfolio is now Capital Guardian Global; Capital Guardian U.S. Equity Portfolio is now Capital Guardian U.S. Equity; Capital Guardian Value Portfolio is now Capital Guardian Value; Dreyfus Small Cap Value Portfolio is now Dreyfus Small Cap Value; Endeavor Janus Growth Portfolio is now Janus Growth II (A/T); Jennison Growth Portfolio is now Jennison Growth; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; Endeavor High Yield Portfolio is now MFS High Yield; Dreyfus U.S. Government Securities Portfolio is now Transamerica U.S. Government Securities; T. Rowe Price Equity Income Portfolio is now T. Rowe Price Equity Income; T. Rowe Price Growth Stock Portfolio is now T. Rowe Price Growth Stock; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; Endeavor Asset Allocation Portfolio is now Van Kampen Asset Allocation; and Endeavor Money Market Portfolio is now Van Kampen Money Market.


***** For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.


****** Prior to May 1, 2002, the PBHG Mid Cap Growth Subaccount was called Pilgrim Baxter Mid Cap Growth Subaccount; and the PBHG/NWQ Value Select Subaccount was called NWQ Value Equity Subaccount.

******* As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc. Therefore, the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities.


The Aggressive Asset Allocation Subaccount, Conservative Asset Allocation Subaccount, Moderate Asset Allocation Subaccount, Moderately Aggressive Asset Allocation Subaccount, BlackRock Global Science & Technology Subaccount, BlackRock Mid Cap Growth Subaccount, Clarion Real Estate Securities Subaccount, Janus Balanced Subaccount, PIMCO Total Return Subaccount, Transamerica Convertible Securities Subaccount, AIM V.I. Basic Value Fund Subaccount -
 Series II shares, AIM V.I. Capital Appreciation Fund Subaccount - Series II shares, MFS New Discovery Series Subaccount - Service Class, MFS Total Return Series Subaccount - Service Class, and the Fidelity - VIP Value Strategies Subaccount - Service Class 2 had not commenced operations as of December 31, 2001, therefore, comparable data is not available.

The following information hereby amends, and to the extent inconsistent replaces, the corresponding Appendix B contained in the prospectus.


                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standardized Performance Data

                                    TABLE 1
                     Standard Average Annual Total Returns
          (Assuming A Surrender Charge and No Managed Annuity Program,
               Liquidity Rider or Additional Death Distribution)
-------------------------------------------------------------------------------
                         Double Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)

-------------------------------------------------------------------------------
                                                        Inception
                                      1 Year   5 Year    of the     Subaccount
                                      Ended    Ended   Subaccount   Inception
             Subaccount              12/31/01 12/31/01 to 12/31/01  Date(/1/)
-------------------------------------------------------------------------------
  Merrill Lynch Basic Value
   V.I.(/2/)(/3/)..................  (4.58%)    N/A       9.49%    July 2, 1997
  Merrill Lynch High Current Income
   V.I.(/2/)(/3/)..................  (4.82%)    N/A      (1.82%)   July 2, 1997
  Merrill Lynch Developing Capital
   Markets V.I.(/2/)(/3/)..........  (7.32%)    N/A     (11.70%)   July 2, 1997
-------------------------------------------------------------------------------

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.30%)

-------------------------------------------------------------------------------
                                                        Inception
                                      1 Year   5 Year    of the     Subaccount
                                      Ended    Ended   Subaccount   Inception
             Subaccount              12/31/01 12/31/01 to 12/31/01  Date(/1/)
-------------------------------------------------------------------------------
  Merrill Lynch Basic Value
   V.I.(/2/)(/3/)..................  (4.33%)    N/A       9.79%    July 2, 1997
  Merrill Lynch High Current Income
   V.I.(/2/)(/3/)..................  (4.56%)    N/A      (1.56%)   July 2, 1997
  Merrill Lynch Developing Capital
   Markets V.I.(/2/)(/3/)..........  (7.08%)    N/A     (11.47%)   July 2, 1997

Non-Standardized Performance Data

                                    TABLE 2
                 Non-Standardized Average Annual Total Returns
            (Assuming No Surrender Charge, Managed Annuity Program,
               Liquidity Rider or Additional Death Distribution)
-------------------------------------------------------------------------------
                         Double Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)

-------------------------------------------------------------------------------
                                                        Inception
                                      1 Year   5 Year    of the     Subaccount
                                      Ended    Ended   Subaccount   Inception
             Subaccount              12/31/01 12/31/01 to 12/31/01  Date(/1/)
-------------------------------------------------------------------------------
  Merrill Lynch Basic Value
   V.I.(/2/)(/3/)..................   2.66%     N/A       9.91%    July 2, 1997
  Merrill Lynch High Current Income
   V.I.(/2/)(/3/)..................   2.42%     N/A      (0.73%)   July 2, 1997
  Merrill Lynch Developing Capital
   Markets V.I.(/2/)(/3/)..........  (0.09%)    N/A     (10.17%)   July 2, 1997
-------------------------------------------------------------------------------

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.30%)

-------------------------------------------------------------------------------
                                                        Inception
                                      1 Year   5 Year    of the     Subaccount
                                      Ended    Ended   Subaccount   Inception
             Subaccount              12/31/01 12/31/01 to 12/31/01  Date(/1/)
-------------------------------------------------------------------------------
  Merrill Lynch Basic Value
   V.I.(/2/)(/3/)..................   2.91%     N/A      10.19%    July 2, 1997
  Merrill Lynch High Current Income
   V.I.(/2/)(/3/)..................   2.67%     N/A      (0.49%)   July 2, 1997
  Merrill Lynch Developing Capital
   Markets V.I.(/2/)(/3/)..........   0.16%     N/A      (9.95%)   July 2, 1997

(/1/)Performance prior to July 3, 1997, reflects performance of Transamerica
     Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.
(/2/)Prior to May 1, 2002, Merrill Lynch Basic Value V.I. Fund was called
     Merrill Lynch Basic Value Focus Fund; Merrill Lynch High Current Income V.I. Fund was called Merrill Lynch High Current Income Fund; and Merrill Lynch Developing Capital Markets V.I. Fund was called Merrill Lynch Developing Capital Markets Focus Fund.

(/3/)The Subaccounts invest in Class A shares of Merrill Lynch Variable Series
     Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.


The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

Adjusted Historical Performance Data of the Portfolios


Merrill Lynch Variable Series Funds, Inc. - Adjusted Historical Data. Prior to July 3, 1997, the Merrill Lynch Basic Value V.I. Subaccount, the Merrill Lynch Developing Capital Markets V.I. Subaccount and the Merrill Lynch High Current Income V.I. Subaccount (the "Merrill Lynch Subaccounts") had not yet commenced operations. However, Tables 3 and 4 show average annual total return information based on the hypothetical assumption that those subaccounts have been available to the Separate Account VA B since inception of the underlying portfolios.


                                    TABLE 3
        Hypothetical (Adjusted Historical) Average Annual Total Returns
         (Assuming A Surrender Charge, and No Managed Annuity Program,
               Liquidity Rider or Additional Death Distribution)
-------------------------------------------------------------------------------
                         Double Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)

------------------------------------------------------------------------------
                                                                Corresponding
                                                                  Portfolio
                                                     10 Year or   Inception
              Portfolio              1 Year  5 Year  Inception    Date(/1/)
------------------------------------------------------------------------------
  Merrill Lynch Basic Value
   V.I.(/2/)........................ (4.58%) 11.67%    12.90%    July 1, 1993
  Merrill Lynch High Current Income
   V.I.(/2/)........................ (4.82%) (0.49%)   5.22%+   April 20, 1982
  Merrill Lynch Developing Capital
   Markets V.I.(/2/)................ (7.32%) (7.03%)  (4.05%)    May 2, 1994
------------------------------------------------------------------------------

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.30%)

------------------------------------------------------------------------------
                                                                Corresponding
                                                                  Portfolio
                                                     10 Year or   Inception
              Portfolio              1 Year  5 Year  Inception    Date(/1/)
------------------------------------------------------------------------------
  Merrill Lynch Basic Value
   V.I.(/2/)........................ (4.33%) 11.96%    13.18%    July 1, 1993
  Merrill Lynch High Current Income
   V.I.(/2/)........................ (4.56%) (0.24%)   5.48%+   April 20, 1982
  Merrill Lynch Developing Capital
   Markets V.I.(/2/)................ (7.08%) (6.79%)  (3.81%)    May 2, 1994
------------------------------------------------------------------------------
  + Ten Year Date

                                    TABLE 4
        Hypothetical (Adjusted Historical) Average Annual Total Returns
            (Assuming No Surrender Charge, Managed Annuity Program,
               Liquidity Rider or Additional Death Distribution)
-------------------------------------------------------------------------------
                         Double Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.55%)

------------------------------------------------------------------------------
                                                                Corresponding
                                                                  Portfolio
                                                     10 Year or   Inception
              Portfolio              1 Year  5 Year  Inception    Date(/1/)
------------------------------------------------------------------------------
  Merrill Lynch Basic Value
   V.I.(/2/)........................  2.66%  11.83%    12.93%    July 1, 1993
  Merrill Lynch High Current Income
   V.I.(/2/)........................  2.42%   0.27%    5.26%+   April 20, 1982
  Merrill Lynch Developing Capital
   Markets V.I.(/2/)................ (0.09%) (6.05%)  (4.01%)    May 2, 1994
------------------------------------------------------------------------------

                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.30%)

------------------------------------------------------------------------------
                                                                Corresponding
                                                                  Portfolio
                                                     10 Year or   Inception
               Portfolio              1 Year 5 Year  Inception    Date(/1/)
------------------------------------------------------------------------------
  Merrill Lynch Basic Value
   V.I.(/2/)......................... 2.91%  12.11%    13.22%    July 1, 1993
  Merrill Lynch High Current Income
   V.I.(/2/)......................... 2.67%   0.52%    5.52%+   April 20, 1982
  Merrill Lynch Developing Capital
   Markets V.I.(/2/)................. 0.16%  (5.82%)  (3.77%)    May 2, 1994
------------------------------------------------------------------------------
  + Ten Year Date


(/1/)The Subaccounts invest in Class A shares of the Merrill Lynch Variable
     Series Funds, Inc. portfolios. The performance data for periods prior to the date the Merrill Lynch Subaccounts commenced operations is based on the performance of the underlying portfolios and the assumption that the Merrill Lynch Subaccounts were in existence for the same period as the corresponding portfolios, with a level of charges equal to those currently assessed against the Subaccount or against owners' policy values under the Policies. The Merrill Lynch Basic Value V.I. Fund commenced operations on July 1, 1993; the Merrill Lynch Developing Capital Markets V.I. Fund commenced operations on May 2, 1994; and the Merrill Lynch High Current Income V.I. Fund commenced operations on April 20, 1982. For purposes of the calculation of the performance data prior to dates of inception of the subaccounts, the deductions for the mortality and expense risk fee, and administrative charge are made on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and in Transamerica's opinion generally approximates the performance that would have resulted if the Merrill Lynch Subaccounts had actually been in existence since the inception of the underlying portfolios. Performance data for periods of less than seven years reflect deduction of the surrender charge.


(/2/)Prior to May 1, 2002, Merrill Lynch Basic Value V.I. Fund was called
     Merrill Lynch Basic Value Focus Fund; Merrill Lynch High Current Income V.I. Fund was called Merrill Lynch High Current Income Fund; and Merrill Lynch Developing Capital Markets V.I. Fund was called Merrill Lynch Developing Capital Markets Focus Fund.

                     TRANSAMERICA LANDMARK VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                          Supplement Dated May 1, 2002
                                     to the
             Statement of Additional Information dated May 1, 2002


The following hereby amends, and to the extent inconsistent replaces, the corresponding sections in the SAI.

                             INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity policyowners as of December 31, 2001, and for each of the two years in the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

                             FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.



    This Statement of Additional Information Supplement must be accompanied by the Statement of Additional Information for the Transamerica Landmark Variable Annuity dated May 1, 2002

Financial Statements - Statutory Basis

Transamerica Life Insurance Company
(Formerly PFL Life Insurance Company)
Years Ended December 31, 2001, 2000, and 1999

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                     Financial Statements - Statutory Basis

                  Years Ended December 31, 2001, 2000, and 1999




                                    Contents

Report of Independent Auditors........................................................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis......................................................................   3
Statements of Operations - Statutory Basis............................................................   5
Statements of Changes in Capital and Surplus - Statutory Basis........................................   6
Statements of Cash Flow - Statutory Basis.............................................................   7
Notes to Financial Statements - Statutory Basis.......................................................   8

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties....................................  40
Supplementary Insurance Information...................................................................  41
Reinsurance...........................................................................................  42

                         Report of Independent Auditors

The Board of Directors
Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (formerly known as PFL Life Insurance Company), an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2002

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                        Balance Sheets - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)


                                                                                  December 31
                                                                             2001             2000
                                                                       ----------------------------------
Admitted assets
Cash and invested assets:
   Cash and short-term investments                                        $     193,296    $       98,224
   Bonds                                                                     12,891,333         7,009,825
   Stocks:
     Preferred                                                                   51,786            19,987
     Common (cost: 2001 - $91,042; 2000 - $75,141)                               93,367            84,736
     Mutual funds sponsored by affiliated entities (cost:
       2001 - $4,403; 2000 - $4,132)                                              3,947             3,781
     Affiliated entities (cost: 2001 - $10,167; 2000 - $2,153)                    1,018                 -
   Mortgage loans on real estate                                              2,063,388         1,585,896
   Real estate, at cost less accumulated depreciation (2001 -
     $14,304; 2000 - $12,641):
       Home office properties                                                     7,374             7,601
       Properties acquired in satisfaction of debt                               15,082            15,599
       Investment properties                                                     30,034            31,070
   Policy loans                                                                  59,034            57,571
   Net short-term notes receivable from affiliates                              140,000                 -
   Other invested assets                                                        413,500           218,340
                                                                       ----------------------------------
Total cash and invested assets                                               15,963,159         9,132,630

Premiums deferred and uncollected                                                13,860            14,235
Accrued investment income                                                       165,836            89,976
Receivable from affiliate                                                             -            92,235
Net deferred income tax asset                                                    33,961                 -
Other assets                                                                     34,261            19,359
Separate account assets                                                       5,304,781         4,519,029




                                                                       ----------------------------------
Total admitted assets                                                     $  21,515,858    $   13,867,464
                                                                       ==================================

                                                                                  December 31
                                                                            2001                 2000
                                                                     ------------------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                $  2,251,299        $  2,109,505
     Annuity                                                                7,402,612           4,653,643
     Accident and health                                                      384,234             305,365
   Policy and contract claim reserves:
     Life                                                                      13,561              10,071
     Accident and health                                                       28,202              32,323
   Liabilities for deposit-type contracts                                   4,773,460           1,284,572
   Other policyholders' funds                                                   2,147               2,840
   Remittances and items not allocated                                        412,696             332,961
   Asset valuation reserve                                                     58,872             106,192
   Interest maintenance reserve                                                26,415              16,693
   Net short-term notes payable to affiliates                                       -               6,200
   Other liabilities                                                          131,216             101,705
   Provision for reinsurance in unauthorized companies                          1,605                 495
   Federal income taxes payable                                                32,064               3,288
   Funds held under reinsurance treaties with unauthorized
     reinsurers                                                                13,403                   -
   Transfers from separate accounts due or accrued                           (150,654)           (118,075)
   Payable for securities                                                     119,715              24,482
   Payable to affiliates                                                        6,694                   -
   Separate account liabilities                                             5,259,079           4,512,979
                                                                     ------------------------------------
Total liabilities                                                          20,766,620          13,385,239

Commitments and contingencies (Note 10)

Capital and surplus:
   Common stock, $10 par value, 500,000 shares authorized,
     223,500 and 266,000 issued and outstanding shares in
     2001 and 2000, respectively                                                2,235               2,660
   Preferred stock, $10 par value, 42,500 shares authorized, issued
     and outstanding in 2001                                                      425                   -
   Paid-in surplus                                                            534,282             254,282
   Unassigned surplus                                                         212,296             225,283
                                                                     ------------------------------------
Total capital and surplus                                                     749,238             482,225
                                                                     ------------------------------------
Total liabilities and capital and surplus                                $ 21,515,858        $ 13,867,464
                                                                     ====================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                   Statements of Operations - Statutory Basis
                             (Dollars in Thousands)


                                                                                       Year Ended December 31
                                                                               2001             2000             1999
                                                                           ----------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
       Life                                                                 $   554,684       $   882,537     $   227,510
       Annuity                                                                4,118,905         3,223,121       1,413,049
       Accident and health                                                      150,586           152,293         160,570
   Net investment income                                                        825,953           527,313         437,549
   Amortization of interest maintenance reserve                                   3,503             3,867           7,588
   Commissions and expense allowances on reinsurance
     ceded                                                                      160,960            26,942          24,741
   Separate account fee income                                                   60,188            62,982          49,826
                                                                           ----------------------------------------------
                                                                              5,874,779         4,879,055       2,320,833
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                                      127,370           111,054         115,621
     Surrender benefits                                                       1,194,122         1,315,484       1,046,611
     Other benefits                                                             356,649           205,110         169,479
     Increase in aggregate reserves for policies and
       contracts:
         Life                                                                   141,397           556,724         195,606
         Annuity                                                              2,730,317           541,540         111,427
         Accident and health                                                     78,869            50,794          48,835
         Other                                                                        -             5,986          10,480
     Increase in liability for premium and other
       deposit funds                                                                  -         1,183,833               -
                                                                           ----------------------------------------------
                                                                              4,628,724         3,970,525       1,698,059
   Insurance expenses:
     Commissions                                                                290,622           196,101         167,146
     General insurance expenses                                                  81,737            58,019          54,191
     Taxes, licenses and fees                                                    15,934            26,740          12,382
     Net transfers to separate accounts                                         823,622           515,325         309,307
     Other expenses                                                              15,525               776             229
                                                                           ----------------------------------------------
                                                                              1,227,440           796,961         543,255
                                                                           ----------------------------------------------
                                                                              5,856,164         4,767,486       2,241,314
                                                                           ----------------------------------------------
Gain from operations before federal income tax expense
   and net realized capital gains (losses) on investments                        18,615           111,569          79,519
Federal income tax expense                                                       28,149            51,251          25,316
                                                                           ----------------------------------------------
Gain (loss) from operations before net realized capital
   gains (losses) on investments                                                 (9,534)           60,318          54,203

Netrealized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to (from) interest maintenance
   reserve)                                                                    (107,276)           (9,474)          6,365
                                                                           ----------------------------------------------
Net income (loss)                                                            $ (116,810)      $    50,844     $    60,568
                                                                           ==============================================

See accompanying notes.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in Thousands)

                                                                                                           Total
                                                            Common    Preferred  Paid-in    Unassigned    Capital
                                                             Stock      Stock    Surplus     Surplus    and Surplus
                                                          ----------------------------------------------------------
Balance at January 1, 1999                                    $2,660      $  -     $154,282  $205,586      $362,528
   Net income                                                      -         -            -    60,568        60,568
   Change in net unrealized capital gains/losses                   -         -            -   (20,217)      (20,217)
   Change in non-admitted assets                                   -         -            -      (980)         (980)
   Change in asset valuation reserve                               -         -            -   (11,605)      (11,605)
   Dividend to stockholder                                         -         -            -   (40,000)      (40,000)
   Tax benefit on stock options exercised                          -         -            -     1,305         1,305
   Change in surplus in separate accounts                          -         -            -       245           245
   Settlement of prior period tax returns and other
     tax-related adjustments                                       -         -            -     2,811         2,811
                                                          ----------------------------------------------------------
Balance at December 31, 1999                                   2,660         -      154,282   197,713       354,655
   Net income                                                      -         -            -    50,844        50,844
   Change in net unrealized capital gains/losses                   -         -            -   (19,784)      (19,784)
   Change in non-admitted assets                                   -         -            -    (1,210)       (1,210)
   Change in asset valuation reserve                               -         -            -    (2,999)       (2,999)
   Tax benefit on stock options exercised                          -         -            -     1,438         1,438
   Change in surplus in separate accounts                          -         -            -      (224)         (224)
   Change in provision for reinsurance in unauthorized
     companies                                                     -         -            -      (495)         (495)
   Capital contribution                                            -         -      100,000         -       100,000
                                                          ----------------------------------------------------------
Balance at December 31, 2000                                   2,660         -      254,282   225,283       482,225
   Net loss                                                        -         -            -  (116,810)     (116,810)
   Change in net unrealized capital gains/losses                   -         -            -   (10,700)      (10,700)
   Change in non-admitted assets                                   -         -            -   (51,381)      (51,381)
   Change in asset valuation reserve                               -         -            -    47,320        47,320
   Tax benefit on stock options exercised                          -         -            -       897           897
   Change in surplus in separate accounts                          -         -            -    (3,378)       (3,378)
   Change in provision for reinsurance in unauthorized
     companies                                                     -         -            -    (1,110)       (1,110)
   Change in net deferred income tax                               -         -            -    64,840        64,840
   Cumulative effect of changes in accounting principles           -         -            -    23,045        23,045
   Dividends to stockholder                                        -         -            -    (3,000)       (3,000)
   Exchange of common stock for preferred stock                 (425)      425            -         -             -
   Reinsurance transactions                                        -         -            -    37,290        37,290
   Capital contribution                                            -         -      280,000         -       280,000
                                                          ----------------------------------------------------------
Balance at December 31, 2001                                  $2,235      $425     $534,282  $212,296      $749,238
                                                          ==========================================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)

                                                                     Year Ended December 31
                                                                 2001         2000             1999
                                                         ------------------------------------------------
Operating activities
Premiums and other considerations received, net of
   reinsurance                                              $  5,024,130 $  4,285,644     $  1,830,365
Net investment income received                                   763,113      508,646          441,737
Life and accident and health claims paid                        (125,561)    (114,001)        (124,178)
Surrender benefits and other fund withdrawals paid            (1,330,575)  (1,315,484)      (1,046,611)
Other benefits paid to policyholders                            (170,315)    (205,100)        (169,476)
Commissions, other expenses and other taxes                     (399,599)    (267,778)        (238,192)
Net transfers to separate accounts                              (797,040)    (477,575)        (280,923)
Federal income taxes received (paid)                               1,525      (45,190)         (24,709)
                                                         ------------------------------------------------
Net cash provided by operating activities                      2,965,678    2,369,162          388,013

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                  7,556,980    4,817,508        3,283,038
   Common stocks                                                  76,287       50,953           60,293
   Mortgage loans on real estate                                 178,704      129,336          158,739
   Real estate                                                     2,179        2,042           13,367
   Policy loans                                                        -        2,300              186
   Other                                                          38,584       14,366            6,133
                                                         ------------------------------------------------
                                                               7,852,734    5,016,505        3,521,756
Cost of investments acquired:
   Bonds and preferred stocks                                (13,496,958)  (6,989,279)      (3,398,158)
   Common stocks                                                (102,352)     (54,697)         (76,200)
   Mortgage loans on real estate                                (659,617)    (372,757)        (480,750)
   Real estate                                                         -         (149)          (7,568)
   Policy loans                                                   (1,463)           -                -
   Other                                                        (288,641)    (116,485)         (48,719)
                                                         ------------------------------------------------
                                                             (14,549,031)  (7,533,367)      (4,011,395)
                                                         ------------------------------------------------
Net cash used in investing activities                         (6,696,297)  (2,516,862)        (489,639)

Financing and miscellaneous activities
Other cash provided:
   Capital and surplus paid in                                   280,000      100,000                -
   Borrowed money                                                 (6,200)    (138,300)         135,079
   Deposits on deposit-type contracts                          4,406,794            -                -
   Other sources                                                 354,709      338,402           28,835
                                                         ------------------------------------------------
Total other cash provided                                      5,035,303      300,102          163,914
Other cash applied:
   Dividends to stockholder                                       (3,000)           -          (40,000)
   Withdrawals from deposit-type contracts                      (944,380)           -                -
   Other applications                                           (262,232)    (107,873)         (51,882)
                                                         ------------------------------------------------
Total other cash applied                                      (1,209,612)    (107,873)         (91,882)
                                                         ------------------------------------------------
Net cash provided by financing and miscellaneous
   activities                                                  3,825,691      192,229           72,032
                                                         ------------------------------------------------
Increase (decrease) in cash and short-term investments            95,072       44,529          (29,594)
Cash and short-term investments at beginning of year              98,224       53,695           83,289
                                                         ------------------------------------------------
Cash and short-term investments at end of year             $     193,296 $     98,224     $     53,695
                                                         ================================================

See accompanying notes.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                 Notes to Financial Statements - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)

                                December 31, 2001


1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company), formerly PFL Life Insurance Company, is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to 2001, the Company was a wholly-owned subsidiary of First AUSA Life Insurance Company, a subsidiary of AEGON.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

   Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

   Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



   1. Organization and Summary of Significant Accounting Policies (continued)

   end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value. Stocks of affiliated companies are carried at equity in the underlying net

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2001, 2000, and 1999, the Company excluded investment income due and accrued of $16,146, $6,584, and $530, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company has entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying assets and liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)


1. Organization and Summary of Significant Accounting Policies (continued)

change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2001, the Company recognized capital losses in the amount of $20,125 related to replication transactions.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.75 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on bases of consistency with those used in accounting policies for the original policies issued and the terms of the reinsurance contracts.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



2. Accounting Changes (continued)

Accounting changes adopted to conform to the previsions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
                (Dollars in Thousands, Except per Share Amounts)



4. Fair Values of Financial Instruments (continued)

   Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

   Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Net short-term receivable from/notes payable to affiliates: The fair values for short-term notes receivable from/payable to affiliates are assumed to equal their carrying amount.

   Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


4. Fair Values of Financial Instruments (continued)

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 133:

                                                                              December 31
                                                                  2001                            2000
                                                    -------------------------------  -----------------------------
                                                       Carrying                         Carrying
                                                        Amount         Fair Value        Amount       Fair Value
                                                    -------------------------------  -----------------------------
   Admitted assets
   Cash and short-term investments                   $     193,296   $     193,296    $     98,224   $     98,224
   Bonds                                                12,891,333      12,936,983       7,009,825      7,014,991
   Preferred stocks                                         51,786          49,549          19,987         18,214
   Common stocks                                            93,367          93,367          84,736         84,736
   Mutual funds sponsored by affiliated
     entities                                                1,018           1,018           3,781          3,781
   Mortgage loans on real estate                         2,063,388       2,117,378       1,585,896      1,628,936
   Policy loans                                             59,034          59,034          57,571         57,571
   Net short-term notes receivable from
     affiliates                                            140,000         140,000               -              -
   Interest rate caps                                        1,406               3           3,224             49
   Swaps                                                   (29,268)       (140,307)          3,875        (14,777)
   Separate account assets                               5,304,781       5,304,781       4,519,029      4,519,029

   Liabilities
   Investment contract liabilities                      12,176,072      12,109,052       5,937,734      5,848,592
   Separate account annuity liabilities                  4,172,376       4,102,548       4,070,462      3,986,122
   Net short-term notes payable to affiliates                    -               -           6,200          6,200

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

                                                                   Gross          Gross          Estimated
                                                 Carrying        Unrealized     Unrealized         Fair
                                                  Amount           Gains          Losses           Value
                                               -------------------------------------------------------------
   December 31, 2001
   Bonds:
     United States Government and agencies      $   116,098       $  1,806       $    889       $   117,015
     State, municipal, and other government         245,626         13,251         16,610           242,267
     Public utilities                               922,762         20,165         12,901           930,026
     Industrial and miscellaneous                 5,598,744        123,985         94,570         5,628,159
     Mortgage and other asset-backed
       securities                                 6,008,103         61,403         49,990         6,019,516
                                               -------------------------------------------------------------
                                                 12,891,333        220,610        174,960        12,936,983
   Preferred stocks                                  51,786            254          2,491            49,549
   Affiliated preferred stocks                          761              -              -               761
                                               -------------------------------------------------------------
                                                $12,943,880       $220,864       $177,451       $12,987,293
                                               =============================================================

   December 31, 2000
   Bonds:
     United States Government and agencies      $    88,108       $  1,121       $  1,044       $    88,185
     State, municipal, and other government         239,700          8,954          9,465           239,189
     Public utilities                               573,870          9,149          4,213           578,806
     Industrial and miscellaneous                 2,945,326         63,181         73,026         2,935,481
     Mortgage and other asset-backed
       securities                                 3,162,821         43,092         32,583         3,173,330
                                               --------------------------------------------------------------
                                                  7,009,825        125,497        120,331         7,014,991
   Preferred stocks                                  19,987             14          1,787            18,214
                                               --------------------------------------------------------------
                                                $ 7,029,812       $125,511       $122,118       $ 7,033,205
                                               ==============================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                     Carrying       Estimated
                                                      Amount        Fair Value
                                                   -----------------------------

   Due in one year or less                          $   331,362     $   333,479
   Due after one year through five years              2,231,644       2,267,763
   Due after five years through ten years             2,578,710       2,583,662
   Due after ten years                                1,741,514       1,732,563
                                                   -----------------------------
                                                      6,883,230       6,917,467
   Mortgage and other asset-backed securities         6,008,103       6,019,516
                                                   -----------------------------
                                                    $12,891,333     $12,936,983
                                                   =============================

A detail of net investment income is presented below:

                                                   Year Ended December 31
                                               2001         2000        1999
                                            -----------------------------------

   Interest on bonds and preferred stock     $684,756     $421,931    $347,639
   Dividends on equity investments              1,362          644         734
   Interest on mortgage loans                 147,811      111,356      92,325
   Rental income on real estate                 8,289        8,070       7,322
   Interest on policy loans                     4,269        4,248       4,141
   Other investment income                     16,058        4,549       7,978
                                            -----------------------------------
   Gross investment income                    862,545      550,798     460,139

   Less investment expenses                    36,592       23,485      22,590
                                            -----------------------------------
   Net investment income                     $825,953     $527,313    $437,549
                                            ===================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                 Year Ended December 31
                                           2001          2000           1999
                                       -----------------------------------------

   Proceeds                             $7,556,980    $4,817,508     $3,283,038
                                       =========================================

   Gross realized gains                 $   82,314    $   24,440     $   21,171
   Gross realized losses                  (123,094)      (55,422)       (32,259)
                                       -----------------------------------------
   Net realized losses                  $  (40,780)   $  (30,982)    $  (11,088)
                                       =========================================

Gross realized losses for the year ended December 31, 2001 include $86,275 which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2001, investments with an aggregate carrying value of $57,725 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

                                                                          Realized
                                                         ------------------------------------------
                                                                   Year Ended December 31
                                                             2001           2000           1999
                                                         ------------------------------------------
   Bonds                                                  $ (40,780)      $(30,982)      $(11,088)
   Equity securities                                          6,266          5,551         11,433
   Mortgage loans on real estate                                  -          2,659          4,661
   Real estate                                                  399            220            900
   Short-term investments                                       661              9         (1,407)
   Other invested assets                                    (40,788)        (7,690)           534
                                                         ------------------------------------------
                                                            (74,242)       (30,233)         5,033

   Tax effect                                                (8,658)         5,199         (5,535)
   Transfer from (to) interest maintenance reserve          (24,376)        15,560          6,867
                                                         ------------------------------------------
   Net realized gains (losses)                            $(107,276)      $ (9,474)      $  6,365
                                                         ==========================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
              (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

                                                  Change in Unrealized
                                          -------------------------------------
                                                 Year Ended December 31
                                             2001         2000         1999
                                          -------------------------------------

   Bonds                                   $ 15,112     $(20,789)    $(12,711)
   Preferred stocks                           3,437        4,462       (2,753)
   Common stocks                             (7,270)        (249)      (4,873)
   Affiliated entities                      (15,246)      (3,506)         893
   Mortgage loans on real estate               (834)         296         (147)
   Other invested assets                        712          183         (626)
   Real estate                                    -         (181)           -
   Derivative instruments                    (6,611)           -            -
                                          -------------------------------------
   Change in unrealized gains/losses       $(10,700)    $(19,784)    $(20,217)
                                          =====================================

Gross unrealized gains and gross unrealized losses on common stocks are as follows:

                                                               December 31
                                                             2001       2000
                                                          ---------------------

   Unrealized gains                                        $ 4,025    $11,387
   Unrealized losses                                        (1,700)    (1,792)
                                                          ---------------------
   Net unrealized gains                                    $(2,325)   $ 9,595
                                                          =====================

During 2001, the Company issued mortgage loans with interest rates ranging from 4.6% to 11.25%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 87%. Mortgage loans with a carrying value of $245 were non-income producing for the previous 180 days. Accrued interest of $160 related to these mortgage loans was excluded from investment income at December 31, 2001. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

At December 31, 2001 and 2000, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,991 and $18,139, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution                            Property-Type Distribution
   --------------------------------------------------- ----------------------------------------------------
                                     December 31                                          December 31
                                   2001       2000                                      2001      2000
                                ----------------------                               ----------------------
   South Atlantic                    30%        26%    Office                            42%       40%
   Pacific                           28         22     Retail                            19        24
   E. North Central                  14         14     Industrial                        18        21
   Middle Atlantic                    9         12     Apartment                         16        10
   Mountain                           8         11     Other                              5         5
   W. South Central                   4          6
   W. North Central                   3          4
   New England                        3          3
   E. South Central                   1          2

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process. Interest rate swaps are used to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating-rate interest amounts based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

The Company owns interest rate caps to hedge against a rising interest rate environment. The cash flows from the interest rate caps will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The caps are designed to hedge against a sharp rise in interest rates and in certain situations, the caps will provide cash flow to offset the lower spread anticipated on in force liabilities during such an environment. A lower spread on in force business is anticipated due to increases in crediting rates (intended to prevent lapses), before the yield on existing assets rises by a commensurate amount. The counterparties are required to provide quarterly financial statements for the Company's review. The market value of the contracts are monitored on a timely basis and the credit exposure is measured by the fair value (market value) of the contract at the reporting date.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


5. Investments (continued)

At December 31, 2001 and 2000, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                       Notional Amount
                                                                  --------------------------
                                                                      2001            2000
                                                                  --------------------------
   Derivative securities:
     Interest rate and currency swaps:
       Receive fixed - pay floating                                $2,235,687       $451,770
       Receive floating - pay fixed                                 2,283,912        596,388
       Receive floating (uncapped) - pay floating (capped)          1,808,116         32,593
       Receive floating (LIBOR) - pay floating (S&P)                   45,000        345,000
     Interest rate cap agreements                                     541,172        518,515

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                      Year Ended December 31
                                                2001             2000              1999
                                            ----------------------------------------------
   Direct premiums                          $4,855,609        $3,205,023       $1,942,716
   Reinsurance assumed                         261,194         1,177,833            2,723
   Reinsurance ceded                          (292,628)         (124,905)        (144,310)
                                            ----------------------------------------------
   Net premiums earned                      $4,824,175        $4,257,951       $1,801,129
                                            ==============================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $135,889, $123,039, and $139,138 during 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $5,419 and $28,080, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $1,447,904 and $1,564,867, respectively.

At December 31, 2001, amounts recoverable from unauthorized reinsurers of $5,747 (2000 - $30,948) and reserve credits for reinsurance ceded of $115,987 (2000 - $85,163) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $55,561 at December 31, 2001, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. The Company holds collateral in the form of letters of credit of $70,000.

Additionally, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The effect of this transaction was also credited directly to surplus on a net of tax basis.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


7. Income Taxes

The components of the net deferred tax asset at January 1, 2001, the date of adoption of the revised NAIC Accounting Practices and Procedures Manual, and December 31, 2001 are as follows:

                                                        December 31,         January 1,
                                                            2001                2001
                                                    ----------------------------------
   Deferred income tax components:
     Gross deferred income tax assets                     $ 215,142        $ 134,020
     Gross deferred income tax liabilities                   31,768           15,486
     Deferred income tax assets nonadmitted                 149,413           99,410
                                                    ----------------------------------
   Net admitted deferred income tax asset                 $  33,961        $  19,124
                                                    ==================================

The main deferred income tax amounts, as well as the net change for the year ended December 31, 2001, are as follow:


                                                      December 31,        January 1,             Net
                                                         2001               2001               Change
                                                 -------------------------------------------------------
   Deferred income tax assets:
     Guaranty funds                                    $   6,362         $    7,066           $    (704)
     Non-admitted assets                                   1,711              1,276                 435
     Pension expenses                                      1,768              1,536                 232
     Deferred acquisition costs                          105,210             82,650              22,560
     Reserves                                             32,767             30,056               2,711
     Unrealized capital losses                            61,483              7,309              54,174
     Other                                                 5,841              4,127               1,714
                                                 -------------------------------------------------------
   Total deferred income tax assets                      215,142            134,020              81,122

   Deferred income tax assets - nonadmitted              149,413             99,410              50,003

   Deferred income tax liabilities:
     Partnerships                                          1,335              2,240                (905)
     Real estate                                           1,222              2,028                (806)
     Unrealized capital gains                             29,184              7,281              21,903
     Other                                                    27              3,937              (3,910)
                                                 -------------------------------------------------------
   Total deferred income tax liabilities               $  31,768         $   15,486           $  16,282
                                                 =======================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                                    December 31
                                                         2001          2000           1999
                                                    ----------------------------------------
   Income tax computed at federal statutory
     rate (35%)                                        $  6,515       $39,049       $27,832
     Deferred acquisition costs - tax basis              22,560        24,629         5,979
     Depreciation                                           104          (207)         (219)
     Dividends received deduction                        (2,228)       (1,802)       (1,666)
     IMR amortization                                    (1,226)       (1,353)       (2,656)
     Investment income items                             (4,937)       (3,866)         (977)
     Low income housing credits                          (5,725)       (4,328)            -
     Prior year over accrual                               (918)       (3,947)       (3,492)
     Reinsurance transactions                            13,051             -             -
     Tax reserve adjustment                               2,705         2,569         1,390
     Other                                               (1,752)          507          (875)
                                                    ----------------------------------------
   Federal income tax expense                          $ 28,149       $51,251       $25,316
                                                    ========================================

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination is underway for 1996 and 1997.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account" (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2001). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

8. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                      December 31
                                                          2001                           2000
                                              -----------------------------   -----------------------------
                                                                 Percent                        Percent
                                                   Amount       of Total          Amount       of Total
                                              -----------------------------   -----------------------------
   Subject to discretionary withdrawal with
     market value adjustment                    $   567,505         3%         $     221,151        2%
   Subject to discretionary withdrawal at
     book value less surrender charge             4,359,812        25              1,635,769       14
   Subject to discretionary withdrawal at
     market value                                 3,869,101        22              4,006,227       34
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                 3,845,030        22              4,279,843       37
   Not subject to discretionary withdrawal
     provision                                    5,061,818        28              1,453,732       13
                                              -----------------------------   -----------------------------
                                                 17,703,266       100%            11,596,722      100%
                                                              =============                    ============
   Less reinsurance ceded                         1,411,628                        1,504,445
                                              ---------------                 ---------------
   Total policy reserves on annuities and
     deposit-type liabilities                   $16,291,638                    $  10,092,277
                                              ===============                 ===============

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2001, 2000, and 1999 is as follows:

                                                                Guaranteed      Nonguaranteed
                                                                 Separate          Separate
                                                                  Account           Account           Total
                                                           ------------------------------------------------
   Premiums, deposits, and other considerations for
     the year ended December 31, 2001                      $      59,498     $   1,221,739      $ 1,281,237
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,574,436      $ 4,574,436
     Amortized cost                                              175,950                 -          175,950
                                                           ------------------------------------------------
   Total                                                   $     175,950     $   4,574,436      $ 4,750,386
                                                           ================================================

   Premiums, deposits, and other considerations for
     the year ended December 31, 2000                      $     100,000     $     743,550      $   843,550
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,273,977      $ 4,273,977
     Amortized cost                                              106,754                 -          106,754
                                                           ------------------------------------------------
   Total                                                   $     106,754     $   4,273,977      $ 4,380,731
                                                           ================================================

   Premiums, deposits, and other considerations for
     the year ended December 31, 1999                      $           -     $     486,282      $   486,282
                                                           ================================================

   Reserves for separate accounts with assets at:
     Fair value                                            $           -     $   4,377,676      $ 4,377,676
     Amortized cost                                                    -                 -                -
                                                           ------------------------------------------------
   Total                                                   $           -     $   4,377,676      $ 4,377,676
                                                           ================================================

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                          Year Ended December 31
                                                                   2001             2000           1999
                                                             ----------------------------------------------
   Transfers as reported in the summary of operations
     of the separate accounts statement:
       Transfers to separate accounts                           $ 1,281,237      $ 843,530      $ 486,282
       Transfers from separate accounts                            (456,777)      (325,645)      (175,822)
                                                             ----------------------------------------------
   Net transfers to separate accounts                               824,460        517,885        310,460

   Miscellaneous reconciling adjustments                               (838)        (2,560)        (1,153)
                                                             ----------------------------------------------
   Transfers as reported in the summary of operations of
     the life, accident and health annual statement
                                                                $   823,622      $ 515,325      $ 309,307
                                                             ==============================================

At December 31, 2001, the Company had separate account annuities with guaranteed living benefits as follows:

                                                     Subjected Account     Amount of       Reinsurance
        Benefit and Type of Risk                           Value         Reserve Held     Reserve Credit
   --------------------------------------------------------------------------------------------------------
   Guaranteed minimum income benefit:
      Guaranteed premium                              $   1,262,820      $     3,436       $          -
      Accumulation fund                                       9,157              151                  -

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


8. Policy and Contract Attributes (continued)

                                                            Gross            Loading           Net
                                                          --------------------------------------------
   December 31, 2001
   Life and annuity:
     Ordinary direct first year business                  $  2,646          $   1,788        $     858
     Ordinary direct renewal business                       18,679              5,914           12,765
     Group life direct business                                245                116              129
                                                          --------------------------------------------
                                                            21,570              7,818           13,752
   Accident and health:
     Direct                                                    108                  -              108
                                                          --------------------------------------------
   Total accident and health                                   108                  -              108
                                                          --------------------------------------------
                                                          $ 21,678          $   7,818        $  13,860
                                                          ============================================

   December 31, 2000
   Life and annuity:
     Ordinary direct first year business                  $  2,763          $   1,854        $     909
     Ordinary direct renewal business                       20,180              6,063           14,117
     Group life direct business                                319                152              167
     Reinsurance ceded                                      (1,088)                 -           (1,088)
                                                          --------------------------------------------
                                                            22,174              8,069           14,105
   Accident and health:
     Direct                                                    151                  -              151
     Reinsurance ceded                                         (21)                 -              (21)
                                                          --------------------------------------------
   Total accident and health                                   130                  -              130
                                                          --------------------------------------------
                                                          $ 22,304          $   8,069        $  14,235
                                                          ============================================

At December 31, 2001 and 2000, the Company had insurance in force aggregating $65,715 and $48,824, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $2,139 and $1,227 to cover these deficiencies at December 31, 2001 and 2000, respectively.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


9.  Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2002, without the prior approval of insurance regulatory authorities, is $74,658.

The Company paid dividends to its parent of $3,000, $-0-, and $40,000 in 2001, 2000, and 1999, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 2001, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company's employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with SFAS No. 87 as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $665, $457, and $408 for the years ended December 31, 2001, 2000, and 1999, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


10.  Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $314, $310, and $267 for the years ended December 31, 2001, 2000, and 1999, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company's allocation of expense for these plans for each of the years ended December 31, 2001, 2000, and 1999 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $94, $41, and $28 for the years ended December 31, 2001, 2000, and 1999, respectively.

11.  Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $33,505, $21,115, and $19,983, respectively, for these services, which approximates their costs to the affiliates.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)



11.  Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate of 1.76% at December 31, 2001. During 2001, 2000, and 1999, the Company paid net interest of $1,966, $1,234, and $1,994, respectively, to affiliates.

During 2001 and 2000, the Company received capital contributions of $280,000 and $100,000, respectively, in cash from its parent.

At December 31, 2001, the Company has net short-term notes receivable from an affiliate of $140,000 At December 31, 2000, the Company had net short-term notes payable of $6,200, which consists of short-term notes receivable from affiliates of $99,800 and short-term notes payable to affiliates of $106,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $209,491 and $199,491 at December 31, 2001 and 2000, respectively.

12.  Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $607,317 and $311,477 at December 31, 2001 and 2000, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

                      Transamerica Life Insurance Company
                     (Formerly PFL Life Insurance Company)

          Notes to Financial Statements - Statutory Basis (continued)
               (Dollars in Thousands, Except per Share Amounts)


12.  Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2001, the Company has pledged invested assets with a carrying value and market value of $1,129,930 and $1,129,478, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2001 and 2000, the value of securities loaned amounted to $496,277 and $148,927, respectively.

The Company has contingent commitments for $180,025 at December 31, 2001 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $18,200 and $20,188 and an offsetting premium tax benefit of $7,316 and $7,429 at December 31, 2001 and 2000, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(1,943), $1,134, and $1,994 for the years ended December 31, 2001, 2000, and 1999, respectively.

                            Statutory-Basis Financial
                               Statement Schedules

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                       Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in Thousands)

                                December 31, 2001

SCHEDULE I

                                                                                                 Amount at
                                                                                                   Which
                                                                                               Shown in the
                                                                                 Market           Balance
                 Type of Investment                            Cost (1)           Value            Sheet
-----------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States Government and government agencies
     and authorities                                        $   135,982     $    137,221      $   135,982
   States, municipalities and political subdivisions          1,230,794        1,226,251        1,230,794
   Foreign governments                                          124,811          130,189          124,811
   Public utilities                                             922,762          930,026          922,762
   All other corporate bonds                                 10,476,984       10,513,296       10,476,984
Redeemable preferred stocks                                      51,786           49,549           51,786
                                                            ----------------------------------------------
Total fixed maturities                                       12,943,119       12,986,532       12,943,119

Equity securities
Common stocks:
   Public utilities                                                 541              590              590
   Banks, trust and insurance                                    47,605           47,987           47,987
   Industrial, miscellaneous and all other                       42,896           44,790           44,790
                                                            ----------------------------------------------
Total equity securities                                          91,042           93,367           93,367

Mortgage loans on real estate                                 2,063,388                -        2,063,388
Real estate                                                      22,456                -           22,456
Real estate held for the production of income                    30,034                -           30,034
Policy loans                                                     59,034                -           59,034
Other long-term investments                                     413,500                -          413,500
Cash and short-term investments                                 193,296                -          193,296
                                                            ----------------------------------------------
Total investments                                           $15,815,869     $          -      $15,818,194
                                                            ==============================================

 (1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                       Supplementary Insurance Information
                             (Dollars in Thousands)

SCHEDULE III

                                                                                                                     Benefits,
                                                                                                                      Claims
                                        Future Policy                  Policy and                       Net         Losses and
                                        Benefits and     Unearned       Contract        Premium      Investment     Settlement
                                          Expenses       Premiums      Liabilities      Revenue        Income*       Expenses
                                       ----------------------------------------------------------------------------------------
Year ended December 31, 2001
Individual life                         $  2,249,755    $       -        $13,452        $  553,951     $146,877      $  211,100
Individual health                            241,856       10,971         11,019            97,541       21,406          90,991
Group life and health                        125,564        7,387         17,292            53,778       12,054          61,171
Annuity                                    7,402,612            -              -         4,118,905      645,616       4,265,462
                                       ----------------------------------------------------------------------------------------
                                        $ 10,019,787    $  18,358        $41,763        $4,824,175     $825,953      $4,628,724
                                       ========================================================================================

Year ended December 31, 2000
Individual life                         $  2,107,973    $       -        $ 9,993        $  881,652     $132,477      $  649,924
Individual health                            179,488       10,825         11,585            88,222       14,132          71,399
Group life and health                        109,570        7,014         20,816            64,956       11,008          45,383
Annuity                                    4,577,664            -              -         3,223,121      369,696       3,203,819
                                       ----------------------------------------------------------------------------------------
                                        $  6,974,695    $  17,839        $42,394        $4,257,951     $527,313      $3,970,525
                                       ========================================================================================

Year ended December 31, 1999
Individual life                         $  1,550,188    $       -        $ 8,607        $  226,456     $104,029      $  274,730
Individual health                            133,214       10,311         10,452            77,985       10,036          58,649
Group life and health                        105,035        8,604         27,088            83,639       10,422          61,143
Annuity                                    4,036,751            -              -         1,413,049      313,062       1,303,537
                                       ----------------------------------------------------------------------------------------
                                        $  5,825,188    $  18,915        $46,147        $1,801,129     $437,549      $1,698,059
                                       ========================================================================================
                                            Other
                                          Operating      Premiums
                                          Expenses*       Written
                                       -------------------------------
Year ended December 31, 2001
Individual life                         $    658,786              -
Individual health                             40,757     $   97,144
Group life and health                         24,416         52,600
Annuity                                      503,481              -
                                       -------------
                                        $  1,227,440
                                       =============

Year ended December 31, 2000
Individual life                         $    476,394              -
Individual health                             39,427     $   88,000
Group life and health                         33,422         63,474
Annuity                                      247,718              -
                                       -------------
                                        $    796,961
                                       =============

Year ended December 31, 1999
Individual life                         $    141,030              -
Individual health                             35,329     $   77,716
Group life and health                         38,075         81,918
Annuity                                      328,821              -
                                       -------------
                                        $    543,255
                                       =============


*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                       Transamerica Life Insurance Company
                      (Formerly PFL Life Insurance Company)

                                   Reinsurance
                             (Dollars in Thousands)

SCHEDULE IV

                                                                                                   Percentage of
                                                                   Assumed From                       Amount
                                                 Ceded to Other       Other             Net           Assumed
                                 Gross Amount       Companies       Companies         Amount           to Net
                               ------------------------------------------------------------------------------
Year ended December 31, 2001
Life insurance in force          $  12,213,483      $ 1,679,015     $   100,311      $10,634,779         0.9%
                               =============================================================================

Premiums:
   Individual life               $     547,754      $    (2,497)    $     3,700      $   553,951         0.7%
   Individual health                    98,925            2,167             783           97,541         0.8
   Group life and health               127,085           85,018          11,711           53,778        21.8
   Annuity                           4,081,845          207,940         245,000        4,118,905         5.9
                               -----------------------------------------------------------------------------
                                 $   4,855,609      $   292,628     $   261,194      $ 4,824,175         5.4%
                               =============================================================================

Year ended December 31, 2000
Life insurance in force          $   9,477,758      $ 1,088,937     $    70,808      $ 8,459,629         0.8%
                               =============================================================================

Premiums:
   Individual life               $     882,584      $     4,575     $     3,361      $   881,370         0.4%
   Individual health                    92,426            4,204               -           88,222           -
   Group life and health               173,505          108,550               -           64,955           -
   Annuity                           2,056,508            7,576       1,174,472        3,223,404        36.4
                               -----------------------------------------------------------------------------
                                 $   3,205,023      $   124,905     $ 1,177,833      $ 4,257,951        27.7%
                               =============================================================================

Year ended December 31, 1999
Life insurance in force          $   6,538,901      $  (500,192)    $   415,910      $ 7,455,003         6.4%
                               =============================================================================

Premiums:
   Individual life               $     227,363      $     3,967     $     2,723      $   226,119         1.2%
   Individual health                    83,489            5,504               -           77,985           -
   Group life and health               205,752          122,113               -           83,639           -
   Annuity                           1,426,112           12,726               -        1,413,386           -
                               -----------------------------------------------------------------------------
                                 $   1,942,716      $   144,310     $     2,723      $ 1,801,129         0.2%
                               =============================================================================

Financial Statements


Transamerica Life Insurance Company Separate Account B -
Transamerica Landmark ML Variable Annuity
Year Ended December 31, 2001

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                             Financial Statements

                         Year Ended December 31, 2001



                                   Contents

Report of Independent Auditors.................................   1

Financial Statements

Statements of Assets and Liabilities...........................   3
Statements of Operations.......................................  33
Statements of Changes in Net Assets............................  43
Notes to Financial Statements..................................  59

                        Report of Independent Auditors

The Board of Directors and Contract Owners of the Transamerica Landmark ML Variable Annuity,
Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account B, formerly PFL Endeavor VA Separate Account (comprised of the Endeavor Money Market, Endeavor Asset Allocation, T. Rowe Price International Stock, Capital Guardian Value, Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Jennison Growth, Endeavor Enhanced Index, Capital Guardian Global, Endeavor High Yield, Endeavor Janus Growth, Capital Guardian U.S. Equity, Merrill Lynch High Current Income, Merrill Lynch Developing Capital Markets Focus, Merrill Lynch Basic Value Focus, Transamerica VIF Growth, Transamerica VIF Small Company, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP II Contrafund(R), Fidelity - VIP III Growth Opportunities, Fidelity - VIP III Mid Cap, Alger Aggressive Growth, Goldman Sachs Growth, Janus Global, NWQ Value Equity, Pilgrim Baxter Mid Cap Growth, Salomon All Cap, T. Rowe Price Dividend Growth, T. Rowe Price Small Cap, Gabelli Global Growth, Great Companies - Global/2/, Great Companies - America
(SM), Great Companies - Technology(SM), American Century Income & Growth, American Century International, Van Kampen Emerging Growth, Janus Aspen - Aggressive Growth, Janus Aspen - Strategic Value, Janus Aspen - Worldwide Growth, Alliance Growth & Income, and Alliance Premier Growth subaccounts), which are available for investment by contract owners of the Transamerica Landmark ML Variable Annuity, as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account B which are available for investment by contract owners of the Transamerica Landmark ML Variable Annuity at December 31, 2001, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP


Des Moines, Iowa
February 1, 2002

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                                                      T. Rowe Price
                                                  Endeavor         Endeavor Asset     International
                                                Money Market         Allocation           Stock
                                                 Subaccount          Subaccount         Subaccount
                                           ----------------------------------------------------------
Assets
Cash                                            $             -     $             -       $       218
Investments in mutual funds, at current
 market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                    18,542,070                   -                 -
  Endeavor Asset Allocation Portfolio                         -          30,843,516                 -
  T. Rowe Price International Stock                           -                   -        17,284,625
   Portfolio
  Capital Guardian Value Portfolio                            -                   -                 -
  Dreyfus Small Cap Value Portfolio                           -                   -                 -
  Dreyfus U. S. Government Securities                         -                   -                 -
   Portfolio
  T. Rowe Price Equity Income Portfolio                       -                   -                 -
  T. Rowe Price Growth Stock Portfolio                        -                   -                 -
  Jennison Growth Portfolio                                   -                   -                 -
  Endeavor Enhanced Index Portfolio                           -                   -                 -
  Capital Guardian Global Portfolio                           -                   -                 -
  Endeavor High Yield Portfolio                               -                   -                 -
  Endeavor Janus Growth Portfolio                             -                   -                 -
  Capital Guardian U.S. Equity Portfolio                      -                   -                 -
 Merrill Lynch Variable Series Funds, Inc.:
  Merrill Lynch High Current Income Fund                      -                   -                 -
  Merrill Lynch Developing Capital Markets
   Focus Fund                                                 -                   -                 -
  Merrill Lynch Basic Value Focus Fund                        -                   -                 -
 Transamerica Variable Insurance Fund,
  Inc.:
  Transamerica VIF Growth Portfolio                           -                   -                 -
  Transamerica VIF Small Company Portfolio                    -                   -                 -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                      -                   -                 -
  Fidelity - VIP Growth Portfolio                             -                   -                 -
 Variable Insurance Products Fund II (VIP
  II):
  Fidelity - VIP II Contrafund(R) Portfolio                   -                   -                 -
 Variable Insurance Products Fund III (VIP
  III):
  Fidelity - VIP III Growth Opportunities
   Portfolio                                                  -                   -                 -
  Fidelity - VIP III Mid Cap Portfolio                        -                   -                 -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                     -                   -                 -
  Goldman Sachs Growth                                        -                   -                 -
  Janus Global                                                -                   -                 -

See accompanying notes.

   Capital                               Dreyfus U. S.
   Guardian         Dreyfus Small         Government         T. Rowe Price         T. Rowe Price        Jennison
    Value             Cap Value           Securities          Equity Income         Growth Stock          Growth
  Subaccount          Subaccount          Subaccount            Subaccount           Subaccount         Subaccount
--------------------------------------------------------------------------------------------------------------------
$          12        $           -      $            -        $            -        $           -       $          6


            -                    -                   -                     -                    -                  -
            -                    -                   -                     -                    -                  -
            -                    -                   -                     -                    -                  -
   19,659,061                    -                   -                     -                    -                  -
            -           52,488,230                   -                     -                    -                  -
            -                    -          18,914,629                     -                    -                  -
            -                    -                   -            38,282,938                    -                  -
            -                    -                   -                     -           38,836,232                  -
            -                    -                   -                     -                    -          5,262,126
            -                    -                   -                     -                    -                  -
            -                    -                   -                     -                    -                  -
            -                    -                   -                     -                    -                  -
            -                    -                   -                     -                    -                  -
            -                    -                   -                     -                    -                  -

            -                    -                   -                     -                    -                  -

            -                    -                   -                     -                    -                  -
            -                    -                   -                     -                    -                  -

            -                    -                   -                     -                    -                  -
            -                    -                   -                     -                    -                  -

            -                    -                   -                     -                    -                  -
            -                    -                   -                     -                    -                  -

            -                    -                   -                     -                    -                  -


            -                    -                   -                     -                    -                  -
            -                    -                   -                     -                    -                  -

            -                    -                   -                     -                    -                  -
            -                    -                   -                     -                    -                  -
            -                    -                   -                     -                    -                  -

            Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                                         T. Rowe Price
                                                     Endeavor         Endeavor Asset     International
                                                   Money Market         Allocation           Stock
                                                    Subaccount          Subaccount         Subaccount
                                                   ----------------------------------------------------
Assets (continued)
Investments in mutual funds, at current
 market value (continued):
 AEGON/Transamerica Series Fund, Inc.
  (continued):
   NWQ Value Equity                                 $         -         $         -         $         -
   Pilgrim Baxter Mid Cap Growth                              -                   -                   -
   Salomon All Cap                                            -                   -                   -
   T. Rowe Price Dividend Growth                              -                   -                   -
   T. Rowe Price Small Cap                                    -                   -                   -
   Gabelli Global Growth                                      -                   -                   -
   Great Companies - Global/2/                                -                   -                   -
   Great Companies - America(SM)                              -                   -                   -
   Great Companies - Technology(SM)                           -                   -                   -
   American Century Income & Growth                           -                   -                   -
   American Century International                             -                   -                   -
   Van Kampen Emerging Growth                                 -                   -                   -
  Janus Aspen Series:
   Janus Aspen - Aggressive Growth Portfolio                  -                   -                   -
   Janus Aspen - Strategic Value Portfolio                    -                   -                   -
   Janus Aspen - Worldwide Growth Portfolio                   -                   -                   -
  Alliance Variable Products Series Fund, Inc.:
   Alliance Growth & Income Portfolio                         -                   -                   -
   Alliance Premier Growth Portfolio                          -                   -                   -
                                                    ---------------------------------------------------
Total investments in mutual funds                    18,542,070          30,843,516          17,284,625
                                                    ---------------------------------------------------
Total assets                                         18,542,070          30,843,516          17,284,843

Liabilities
Contract terminations payable                             2,734                   7                   -
                                                    ---------------------------------------------------
                                                    $18,539,336         $30,843,509         $17,284,843
                                                    ===================================================


Net assets:
 Deferred annuity contracts terminable by owners    $18,539,336         $30,843,509         $17,284,843
                                                    ---------------------------------------------------
Total net assets                                    $18,539,336         $30,843,509         $17,284,843
                                                    ===================================================

See accompanying notes.

   Capital                        Dreyfus U. S.
   Guardian      Dreyfus Small     Government       T. Rowe Price     T. Rowe Price       Jennison
    Value          Cap Value       Securities       Equity Income      Growth Stock        Growth
  Subaccount       Subaccount      Subaccount         Subaccount        Subaccount       Subaccount
---------------------------------------------------------------------------------------------------
$         -       $         -      $         -        $         -       $         -      $        -
          -                 -                -                  -                 -               -
          -                 -                -                  -                 -               -
          -                 -                -                  -                 -               -
          -                 -                -                  -                 -               -
          -                 -                -                  -                 -               -
          -                 -                -                  -                 -               -
          -                 -                -                  -                 -               -
          -                 -                -                  -                 -               -
          -                 -                -                  -                 -               -
          -                 -                -                  -                 -               -
          -                 -                -                  -                 -               -

          -                 -                -                  -                 -               -
          -                 -                -                  -                 -               -
          -                 -                -                  -                 -               -

          -                 -                -                  -                 -               -
          -                 -                -                  -                 -               -
---------------------------------------------------------------------------------------------------
 19,659,061        52,488,230       18,914,629         38,282,938        38,836,232       5,262,126
---------------------------------------------------------------------------------------------------
 19,659,073        52,488,230       18,914,629         38,282,938        38,836,232       5,262,132


          -                 6               24                  -                 -               -
---------------------------------------------------------------------------------------------------
$19,659,073       $52,488,224      $18,914,605        $38,282,938       $38,836,232      $5,262,132
===================================================================================================


$19,659,073       $52,488,224      $18,914,605        $38,282,938       $38,836,232      $5,262,132
---------------------------------------------------------------------------------------------------
$19,659,073       $52,488,224      $18,914,605        $38,282,938       $38,836,232      $5,262,132
===================================================================================================

            Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                Statements of Assets and Liabilities (continued)



                                                                                           Endeavor     T. Rowe Price
                                                                           Endeavor         Asset       International
                                                                         Money Market     Allocation        Stock
                                                                          Subaccount      Subaccount      Subaccount
                                                                       -----------------------------------------------
Accumulated units outstanding - return of
 premium death benefit and units in income phase (1.25%)                 2,127,741.428   1,580,916.036   2,033,074.688
                                                                       ===============================================
Accumulated unit value - return of premium
 death benefit and units in income phase (1.25%)                       $      1.368631  $     2.687589 $      1.225547
                                                                       ===============================================

Accumulated units outstanding - 5%
 annually compounding death benefit and
 double enhanced death benefit (1.55%)                                   9,864,219.955   9,181,059.906  11,336,048.440
                                                                       ===============================================
Accumulated unit value - 5% annually
 compounding death benefit and double
 enhanced death benefit (1.55%)                                        $      1.359563  $     2.669772 $      1.217389
                                                                       ===============================================

Accumulated units outstanding - return of
 premium death benefit (1.40%)                                             626,391.064     606,383.888      86,172.445
                                                                       ===============================================
Accumulated unit value - return of premium
 death benefit (1.40%)                                                 $      1.011385  $     0.964813 $      0.830259
                                                                       ===============================================
Accumulated units outstanding - greater of
 6% annually compounding death benefit or
 monthly step-up death benefit (1.50%)                                   1,567,458.068   1,555,475.053   1,111,468.228
                                                                       ===============================================
Accumulated unit value - greater of 6%
 annually compounding death benefit or
 monthly step-up death benefit (1.50%)                                 $      1.009719  $     0.963225 $      0.828893
                                                                       ===============================================

See accompanying notes.

      Capital                                 Dreyfus U.S.
     Guardian           Dreyfus Small          Government       T. Rowe Price      T. Rowe Price          Jennison
       Value              Cap Value            Securities       Equity Income       Growth Stock           Growth
     Subaccount           Subaccount           Subaccount         Subaccount         Subaccount          Subaccount
----------------------------------------------------------------------------------------------------------------------
    1,318,422.957         2,320,399.896       1,777,913.459       2,657,580.303      2,082,840.823       1,144,266.962
======================================================================================================================

$        2.316504    $         3.168906    $       1.414117   $        2.352249   $       2.719986   $        0.868714
======================================================================================================================

    6,117,280.243        12,668,499.683       9,517,844.974      12,346,949.241     11,054,137.237       4,714,116.105
======================================================================================================================

$        2.301129    $         3.147887    $       1.407016   $        2.336621   $       2.701963   $        0.862941
======================================================================================================================

      311,538.928           680,485.846         549,853.690         641,370.165        562,032.446          10,086.296
======================================================================================================================

$        1.023245    $         0.978906    $       1.016603   $        0.988919   $       0.935195   $        0.873072
======================================================================================================================

    2,162,902.290         4,696,651.929       2,413,652.614       2,580,001.137      2,974,808.953         219,450.070
======================================================================================================================

$        1.021548    $         0.977283    $       1.014928   $        0.987303   $       0.933658   $        0.871639
======================================================================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

               Statements of Assets and Liabilities (continued)


                                                                                         Capital
                                                                      Endeavor           Guardian         Endeavor
                                                                   Enhanced Index         Global         High Yield
                                                                     Subaccount         Subaccount       Subaccount
                                                                   ------------------------------------------------
Assets
Cash                                                                $          40       $        -     $          -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                               -                -                -
  Endeavor Asset Allocation Portfolio                                           -                -                -
  T. Rowe Price International Stock Portfolio                                   -                -                -
  Capital Guardian Value Portfolio                                              -                -                -
  Dreyfus Small Cap Value Portfolio                                             -                -                -
  Dreyfus U. S. Government Securities Portfolio                                 -                -                -
  T. Rowe Price Equity Income Portfolio                                         -                -                -
  T. Rowe Price Growth Stock Portfolio                                          -                -                -
  Jennison Growth Portfolio                                                     -                -                -
  Endeavor Enhanced Index Portfolio                                    36,036,367                -                -
  Capital Guardian Global Portfolio                                             -        8,194,469                -
  Endeavor High Yield Portfolio                                                 -                -        6,957,372
  Endeavor Janus Growth Portfolio                                               -                -                -
  Capital Guardian U.S. Equity Portfolio                                        -                -                -
 Merrill Lynch Variable Series Funds, Inc.:
  Merrill Lynch High Current Income Fund                                        -                -                -
  Merrill Lynch Developing Capital Markets Focus Fund                           -                -                -
  Merrill Lynch Basic Value Focus Fund                                          -                -                -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                             -                -                -
  Transamerica VIF Small Company Portfolio                                      -                -                -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                        -                -                -
  Fidelity - VIP Growth Portfolio                                               -                -                -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                                     -                -                -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                             -                -                -
  Fidelity - VIP III Mid Cap Portfolio                                          -                -                -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                                       -                -                -
  Goldman Sachs Growth                                                          -                -                -
  Janus Global                                                                  -                -                -

See accompanying notes.

                                                          Merrill Lynch
                        Capital         Merrill Lynch      Developing       Merrill Lynch
   Endeavor            Guardian         High Current    Capital Markets      Basic Value        Transamerica
Janus Growth         U.S. Equity           Income            Focus              Focus            VIF Growth
  Subaccount          Subaccount         Subaccount        Subaccount         Subaccount         Subaccount
------------------------------------------------------------------------------------------------------------

$          5       $             -     $           -     $           -     $             -     $           -

           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -
  60,459,512                     -                 -                 -                   -                 -
           -            10,779,154                 -                 -                   -                 -

           -                     -         9,992,921                 -                   -                 -

           -                     -                 -         2,149,685                   -                 -
           -                     -                 -                 -          44,476,395                 -

           -                     -                 -                 -                   -         8,595,011
           -                     -                 -                 -                   -                 -

           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -

           -                     -                 -                 -                   -                 -


           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -

           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -
           -                     -                 -                 -                   -                 -

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

               Statements of Assets and Liabilities (continued)


                                                                                          Capital
                                                                                          Guardian           Endeavor
                                                                  Endeavor Enhanced        Global           High Yield
                                                                   Index Subaccount      Subaccount         Subaccount
                                                                 --------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current
 market value (continued):
 AEGON/Transamerica Series Fund, Inc.
  (continued):
   NWQ Value Equity                                               $                -    $            -    $            -
   Pilgrim Baxter Mid Cap Growth                                                   -                 -                 -
   Salomon All Cap                                                                 -                 -                 -
   T. Rowe Price Dividend Growth                                                   -                 -                 -
   T. Rowe Price Small Cap                                                         -                 -                 -
   Gabelli Global Growth                                                           -                 -                 -
   Great Companies - Global/2/                                                     -                 -                 -
   Great Companies - America(SM)                                                   -                 -                 -
   Great Companies - Technology(SM)                                                -                 -                 -
   American Century Income & Growth                                                -                 -                 -
   American Century International                                                  -                 -                 -
   Van Kampen Emerging Growth                                                      -                 -                 -
  Janus Aspen Series:
   Janus Aspen - Aggressive Growth Portfolio                                       -                 -                 -
   Janus Aspen - Strategic Value Portfolio                                         -                 -                 -
   Janus Aspen - Worldwide Growth Portfolio                                        -                 -                 -
  Alliance Variable Products Series Fund, Inc.:
   Alliance Growth & Income Portfolio                                              -                 -                 -
   Alliance Premier Growth Portfolio                                               -                 -                 -
                                                                 --------------------------------------------------------
Total investments in mutual funds                                         36,036,367         8,194,469         6,957,372
                                                                 --------------------------------------------------------
Total assets                                                              36,036,407         8,194,469         6,957,372

Liabilities
Contract terminations payable                                                      -               163                29
                                                                --------------------------------------------------------
                                                                         $36,036,407        $8,194,306        $6,957,343
                                                                ========================================================

Net assets:
 Deferred annuity contracts terminable by owners                         $36,036,407        $8,194,306        $6,957,343
                                                                 --------------------------------------------------------
Total net assets                                                         $36,036,407        $8,194,306        $6,957,343
                                                                ========================================================

See accompanying notes.

                                                       Merrill Lynch
                                     Merrill Lynch       Developing       Merrill Lynch
    Endeavor     Capital Guardian     High Current    Capital Markets      Basic Value        Transamerica
 Janus Growth      U.S. Equity           Income            Focus              Focus            VIF Growth
   Subaccount       Subaccount         Subaccount        Subaccount         Subaccount         Subaccount
------------------------------------------------------------------------------------------------------------
$           -     $            -     $           -     $           -       $           -     $           -
            -                  -                 -                 -                   -                 -
            -                  -                 -                 -                   -                 -
            -                  -                 -                 -                   -                 -
            -                  -                 -                 -                   -                 -
            -                  -                 -                 -                   -                 -
            -                  -                 -                 -                   -                 -
            -                  -                 -                 -                   -                 -
            -                  -                 -                 -                   -                 -
            -                  -                 -                 -                   -                 -
            -                  -                 -                 -                   -                 -
            -                  -                 -                 -                   -                 -

            -                  -                 -                 -                   -                 -
            -                  -                 -                 -                   -                 -
            -                  -                 -                 -                   -                 -

            -                  -                 -                 -                   -                 -
            -                  -                 -                 -                   -                 -
----------------------------------------------------------------------------------------------------------
   60,459,512         10,779,154         9,992,921         2,149,685          44,476,395         8,595,011
----------------------------------------------------------------------------------------------------------
   60,459,517         10,779,154         9,992,921         2,149,685          44,476,395         8,595,011


            -                208                48                86                 754                20
----------------------------------------------------------------------------------------------------------
$  60,459,517     $   10,778,946     $   9,992,873     $   2,149,599       $  44,475,641     $   8,594,991
==========================================================================================================

$  60,459,517     $   10,778,946     $   9,992,873     $   2,149,599       $  44,475,641     $   8,594,991
----------------------------------------------------------------------------------------------------------
$  60,459,517     $   10,778,946     $   9,992,873     $   2,149,599       $  44,475,641     $   8,594,991
==========================================================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                                Capital
                                                                                Endeavor         Guardian         Endeavor
                                                                             Enhanced Index       Global         High Yield
                                                                               Subaccount       Subaccount       Subaccount
                                                                           --------------------------------------------------
Accumulated units outstanding - return of premium
  death benefit and units in income phase (1.25%)                             3,498,072.793      964,877.655      777,201.551
                                                                           ==================================================
Accumulated unit value - return of premium death
  benefit and units in income phase (1.25%)                                 $      1.401905   $     1.131675   $     0.960010
                                                                           ==================================================

Accumulated units outstanding - 5% annually
  compounding death benefit and double enhanced
  death benefit (1.55%)                                                      21,332,082.769    5,780,013.409    5,519,310.033
                                                                           ==================================================
Accumulated unit value - 5% annually compounding
  death benefit and double enhanced death benefit
  (1.55%)                                                                   $      1.392606   $     1.125133   $     0.954934
                                                                           ==================================================

Accumulated units outstanding - return of premium
  death benefit (1.40%)                                                         170,071.455       13,935.081      128,925.639
                                                                           ==================================================
Accumulated unit value - return of premium
  death benefit (1.40%)                                                     $      0.899067   $     0.875178   $     0.980546
                                                                           ==================================================

Accumulated units outstanding - greater of 6%
  annually compounding death benefit or monthly
  step-up death benefit (1.50%)                                               1,417,531.533      671,710.429      831,748.395
                                                                           ==================================================
Accumulated unit value - greater of 6% annually
  compounding death benefit or monthly step-up
  death benefit (1.50%)                                                     $      0.897581   $     0.873737   $     0.978934
                                                                           ==================================================

See accompanying notes.

                                                                       Merrill Lynch
                                                Merrill Lynch            Developing        Merrill Lynch
     Endeavor Janus       Capital Guardian       High Current         Capital Markets       Basic Value        Transamerica
         Growth              U.S. Equity            Income                 Focus               Focus            VIF Growth
       Subaccount            Subaccount           Subaccount             Subaccount          Subaccount         Subaccount
    -------------------------------------------------------------------------------------------------------------------------
        359,762.998         1,542,639.012        1,592,384.482            425,556.038       3,145,446.333        472,554.632
    =========================================================================================================================

     $    24.500024       $      0.845807      $      0.973849        $      0.621212     $      1.540152     $     0.674851
    =========================================================================================================================


      2,077,975.149         9,543,491.196        7,172,876.005          3,033,872.198      21,731,117.889      9,126,000.158
    =========================================================================================================================

     $    24.337456       $      0.841423      $      0.967404        $      0.617096     $      1.529922     $     0.673200
    =========================================================================================================================

        165,158.642            93,087.608          274,630.172              1,000.000         891,089.650        245,830.147
    =========================================================================================================================

     $     0.784523       $      0.945070      $      0.977820        $      0.981284     $      0.975841     $     0.872609
    =========================================================================================================================


      1,204,143.264         1,437,265.189        1,264,607.935             12,317.258       5,660,560.271      2,201,579.000
    =========================================================================================================================

     $     0.783225       $      0.943517      $      0.976210        $      0.979662     $      0.974232     $     0.871170
    =========================================================================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                         Transamerica        Fidelity -
                                                                          VIF Small             VIP           Fidelity -
                                                                           Company         Equity-Income      VIP Growth
                                                                          Subaccount         Subaccount       Subaccount
                                                                       ---------------------------------------------------
Assets
Cash                                                                      $         -       $          -       $       4
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                   -                 -               -
  Endeavor Asset Allocation Portfolio                                               -                 -               -
  T. Rowe Price International Stock Portfolio                                       -                 -               -
  Capital Guardian Value Portfolio                                                  -                 -               -
  Dreyfus Small Cap Value Portfolio                                                 -                 -               -
  Dreyfus U. S. Government Securities Portfolio                                     -                 -               -
  T. Rowe Price Equity Income Portfolio                                             -                 -               -
  T. Rowe Price Growth Stock Portfolio                                              -                 -               -
  Jennison Growth Portfolio                                                         -                 -               -
  Endeavor Enhanced Index Portfolio                                                 -                 -               -
  Capital Guardian Global Portfolio                                                 -                 -               -
  Endeavor High Yield Portfolio                                                     -                 -               -
  Endeavor Janus Growth Portfolio                                                   -                 -               -
  Capital Guardian U.S. Equity Portfolio                                            -                 -               -
 Merrill Lynch Variable Series Funds, Inc.:
  Merrill Lynch High Current Income Fund                                            -                 -               -
  Merrill Lynch Developing Capital Markets
   Focus Fund                                                                       -                 -               -
  Merrill Lynch Basic Value Focus Fund                                              -                 -               -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                                 -                 -               -
  Transamerica VIF Small Company Portfolio                                    421,248                 -               -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                                            -         6,328,937               -
  Fidelity - VIP Growth Portfolio                                                   -                 -         321,704
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                                         -                 -               -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities
   Portfolio                                                                        -                 -               -
  Fidelity - VIP III Mid Cap Portfolio                                              -                 -               -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                                           -                 -               -
  Goldman Sachs Growth                                                              -                 -               -
  Janus Global                                                                      -                 -               -

See accompanying notes.

      Fidelity -          Fidelity -         Fidelity -           Alger
        VIP II          VIP III Growth        VIP III           Aggressive        Goldman
    Contrafund(R)        Opportunities        Mid Cap             Growth        Sachs Growth       Janus Global
      Subaccount          Subaccount         Subaccount         Subaccount       Subaccount         Subaccount
   -----------------------------------------------------------------------------------------------------------------------------

      $         -        $         -        $          -       $         -       $         -       $         -


                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -

                -                  -                   -                 -                 -                 -

                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -

                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -

                -                  -                   -                 -                 -                 -
                -                  -                   -                 -                 -                 -

        6,566,020                  -                   -                 -                 -                 -


                -          1,083,511                   -                 -                 -                 -
                -                  -          11,892,519                 -                 -                 -

                -                  -                   -         5,110,739                 -                 -
                -                  -                   -                 -         3,503,783                 -
                -                  -                   -                 -                 -         3,231,996

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                             Transamerica      Fidelity -
                                                               VIF Small       VIP Equity-      Fidelity -
                                                                Company          Income         VIP Growth
                                                              Subaccount       Subaccount       Subaccount
                                                            ----------------------------------------------
Assets (continued)
Investments in mutual funds, at current market value
 (continued):
 AEGON/Transamerica Series Fund, Inc.
  (continued):
   NWQ Value Equity                                            $      -        $        -        $      -
   Pilgrim Baxter Mid Cap Growth                                      -                 -               -
   Salomon All Cap                                                    -                 -               -
   T. Rowe Price Dividend Growth                                      -                 -               -
   T. Rowe Price Small Cap                                            -                 -               -
   Gabelli Global Growth                                              -                 -               -
   Great Companies - Global/2/                                        -                 -               -
   Great Companies - America(SM)                                      -                 -               -
   Great Companies - Technology(SM)                                   -                 -               -
   American Century Income & Growth                                   -                 -               -
   American Century International                                     -                 -               -
   Van Kampen Emerging Growth                                         -                 -               -
  Janus Aspen Series:
   Janus Aspen - Aggressive Growth Portfolio                          -                 -               -
   Janus Aspen - Strategic Value Portfolio                            -                 -               -
   Janus Aspen - Worldwide Growth Portfolio                           -                 -               -
  Alliance Variable Products Series Fund, Inc.:
   Alliance Growth & Income Portfolio                                 -                 -               -
   Alliance Premier Growth Portfolio                                  -                 -               -
                                                             ---------------------------------------------
Total investments in mutual funds                               421,248         6,328,937         321,704
                                                             ---------------------------------------------
Total assets                                                    421,248         6,328,937         321,708

Liabilities
Contract terminations payable                                         9                82               -
                                                             ---------------------------------------------
                                                               $421,239        $6,328,855        $321,708
                                                             =============================================

Net assets:
 Deferred annuity contracts terminable by owners               $421,239        $6,328,855        $321,708
                                                             ---------------------------------------------
Total net assets                                               $421,239        $6,328,855        $321,708
                                                             =============================================

See accompanying notes.

      Fidelity -       Fidelity -         Fidelity -          Alger
        VIP II       VIP III Growth        VIP III          Aggressive         Goldman
    Contrafund(R)    Opportunities         Mid Cap            Growth         Sachs Growth      Janus Global
      Subaccount       Subaccount         Subaccount        Subaccount        Subaccount        Subaccount
   --------------------------------------------------------------------------------------------------------------

     $        -        $        -        $         -        $        -        $        -        $        -
              -                 -                  -                 -                 -                 -
              -                 -                  -                 -                 -                 -
              -                 -                  -                 -                 -                 -
              -                 -                  -                 -                 -                 -
              -                 -                  -                 -                 -                 -
              -                 -                  -                 -                 -                 -
              -                 -                  -                 -                 -                 -
              -                 -                  -                 -                 -                 -
              -                 -                  -                 -                 -                 -
              -                 -                  -                 -                 -                 -
              -                 -                  -                 -                 -                 -

              -                 -                  -                 -                 -                 -
              -                 -                  -                 -                 -                 -
              -                 -                  -                 -                 -                 -

              -                 -                  -                 -                 -                 -
              -                 -                  -                 -                 -                 -
   ---------------------------------------------------------------------------------------------------------
      6,566,020         1,083,511         11,892,519         5,110,739         3,503,783         3,231,996
   ---------------------------------------------------------------------------------------------------------
      6,566,020         1,083,511         11,892,519         5,110,739         3,503,783         3,231,996


             99                 5                161                66                12                63
   ---------------------------------------------------------------------------------------------------------
     $6,565,921        $1,083,506        $11,892,358        $5,110,673        $3,503,771        $3,231,933
   =========================================================================================================


     $6,565,921        $1,083,506        $11,892,358        $5,110,673        $3,503,771        $3,231,933
   ---------------------------------------------------------------------------------------------------------
     $6,565,921        $1,083,506        $11,892,358        $5,110,673        $3,503,771        $3,231,933
   =========================================================================================================

            Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                Statements of Assets and Liabilities (continued)

                                              Transamerica      Fidelity -
                                                VIF Small       VIP Equity-         Fidelity -
                                                 Company          Income            VIP Growth
                                                Subaccount      Subaccount          Subaccount
                                               -------------------------------------------------
Accumulated units outstanding - return of
 premium death benefit and units in income
 phase (1.25%)                                   22,959.277        391,666.336         52,298.900
                                               ==================================================
Accumulated unit value - return of premium
 death benefit and units in income phase
 (1.25%)                                       $   1.107646     $     1.013361       $   0.867866
                                               ==================================================

Accumulated units outstanding - 5%
 annually compounding death benefit and
 double enhanced death benefit (1.55%)           38,588.165      5,081,018.356         98,545.581
                                               ==================================================
Accumulated unit value - 5% annually
 compounding death benefit and double
 enhanced death benefit (1.55%)                $   1.106551     $     1.010868       $   0.867001
                                               ==================================================

Accumulated units outstanding - return of
 premium death benefit (1.40%)                  103,013.695         76,892.983         90,443.853
                                               ==================================================
Accumulated unit value - return of premium
 death benefit (1.40%)                         $   1.108736     $     0.937746       $   0.868717
                                               ==================================================

Accumulated units outstanding - greater of
 6% annually compounding death benefit or
 monthly step-up death benefit (1.50%)          215,820.746        772,919.714        129,497.227
                                               ==================================================
Accumulated unit value - greater of 6%
 annually compounding death benefit or
 monthly step-up death benefit (1.50%)         $   1.106909     $     0.936205       $   0.867285
                                               ==================================================

See accompanying notes.

  Fidelity -           Fidelity-          Fidelity -           Alger
    VIP II           VIP III Growth        VIP III           Aggressive           Goldman
 Contrafund(R)       Opportunities         Mid Cap             Growth           Sachs Growth       Janus Global
  Subaccount           Subaccount         Subaccount         Subaccount          Subaccount         Subaccount
------------------------------------------------------------------------------------------------------------------
    451,182.224          89,853.655      1,133,979.618      1,341,403.969         219,400.641        612,184.459
==================================================================================================================

 $     0.796290      $     0.714054     $     1.060517     $     0.575129      $     0.775980     $     0.592046
==================================================================================================================


  6,637,032.957       1,210,081.303      8,545,970.039      6,849,908.642       3,296,247.140      4,858,753.672
==================================================================================================================

 $     0.794319      $     0.712295     $     1.057890     $     0.573708      $     0.774069     $     0.590582
==================================================================================================================


    165,537.368          32,325.258        222,446.011         77,550.337         263,027.072                  -
==================================================================================================================

 $     0.947203      $     0.913372     $     1.029218     $     0.900861      $     0.884268     $            -
==================================================================================================================


    822,649.615         140,246.818      1,382,069.252        377,467.792         622,346.067                  -
==================================================================================================================

 $     0.945641      $     0.911864     $     1.027526     $     0.899371      $     0.882806     $            -
==================================================================================================================

            Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                                 Pilgrim
                                                        NWQ Value            Baxter Mid Cap          Salomon
                                                          Equity                 Growth              All Cap
                                                        Subaccount             Subaccount          Subaccount
                                                       --------------------------------------------------------
Assets
Cash                                                   $           -          $           -       $           -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                  -                      -                   -
  Endeavor Asset Allocation Portfolio                              -                      -                   -
  T. Rowe Price International Stock Portfolio                      -                      -                   -
  Capital Guardian Value Portfolio                                 -                      -                   -
  Dreyfus Small Cap Value Portfolio                                -                      -                   -
  Dreyfus U. S. Government Securities Portfolio                    -                      -                   -
  T. Rowe Price Equity Income Portfolio                            -                      -                   -
  T. Rowe Price Growth Stock Portfolio                             -                      -                   -
  Jennison Growth Portfolio                                        -                      -                   -
  Endeavor Enhanced Index Portfolio                                -                      -                   -
  Capital Guardian Global Portfolio                                -                      -                   -
  Endeavor High Yield Portfolio                                    -                      -                   -
  Endeavor Janus Growth Portfolio                                  -                      -                   -
  Capital Guardian U.S. Equity Portfolio                           -                      -                   -
 Merrill Lynch Variable Series Funds, Inc.:
  Merrill Lynch High Current Income Fund                           -                      -                   -
  Merrill Lynch Developing Capital Markets
   Focus Fund                                                      -                      -                   -
  Merrill Lynch Basic Value Focus Fund                             -                      -                   -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                -                      -                   -
  Transamerica VIF Small Company Portfolio                         -                      -                   -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                           -                      -                   -
  Fidelity - VIP Growth Portfolio                                  -                      -                   -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                        -                      -                   -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                -                      -                   -
  Fidelity - VIP III Mid Cap Portfolio                             -                      -                   -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                          -                      -                   -
  Goldman Sachs Growth                                             -                      -                   -
  Janus Global                                                     -                      -                   -

See accompanying notes.

T. Rowe Price                                           Great           Great           Great
   Dividend       T. Rowe Price        Gabelli        Companies -     Companies -     Companies -
    Growth          Small Cap       Global Growth      Global/2/      America(SM)    Technology(SM)
  Subaccount        Subaccount        Subaccount      Subaccount      Subaccount      Subaccount
--------------------------------------------------------------------------------------------------
$       -           $       -        $       -         $     -         $     -         $     -


        -                   -                -               -               -               -
        -                   -                -               -               -               -
        -                   -                -               -               -               -
        -                   -                -               -               -               -
        -                   -                -               -               -               -
        -                   -                -               -               -               -
        -                   -                -               -               -               -
        -                   -                -               -               -               -
        -                   -                -               -               -               -
        -                   -                -               -               -               -
        -                   -                -               -               -               -
        -                   -                -               -               -               -
        -                   -                -               -               -               -
        -                   -                -               -               -               -

        -                   -                -               -               -               -

        -                   -                -               -               -               -
        -                   -                -               -               -               -

        -                   -                -               -               -               -
        -                   -                -               -               -               -

        -                   -                -               -               -               -
        -                   -                -               -               -               -

        -                   -                -               -               -               -


        -                   -                -               -               -               -
        -                   -                -               -               -               -

        -                   -                -               -               -               -
        -                   -                -               -               -               -
        -                   -                -               -               -               -

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                                 Pilgrim
                                                               NWQ Value       Baxter Mid Cap           Salomon
                                                                Equity            Growth                 All Cap
                                                               Subaccount        Subaccount            Subaccount
                                                          ----------------------------------------------------------
Assets (continued)
Investments in mutual funds, at current  market value
  (continued):
  AEGON/Transamerica Series Fund, Inc.
    (continued):
      NWQ Value Equity                                          $2,980,528        $          -       $           -
      Pilgrim Baxter Mid Cap Growth                                      -           5,656,977                   -
      Salomon All Cap                                                    -                   -          11,157,049
      T. Rowe Price Dividend Growth                                      -                   -                   -
      T. Rowe Price Small Cap                                            -                   -                   -
      Gabelli Global Growth                                              -                   -                   -
      Great Companies - Global2                                          -                   -                   -
      Great Companies - AmericaSM                                        -                   -                   -
      Great Companies - TechnologySM                                     -                   -                   -
      American Century Income & Growth                                   -                   -                   -
      American Century International                                     -                   -                   -
      Van Kampen Emerging Growth                                         -                   -                   -
  Janus Aspen Series:
      Janus Aspen - Aggressive Growth Portfolio                          -                   -                   -
      Janus Aspen - Strategic Value Portfolio                            -                   -                   -
      Janus Aspen - Worldwide Growth Portfolio                           -                   -                   -
  Alliance Variable Products Series Fund, Inc.:
      Alliance Growth & Income Portfolio                                 -                   -                   -
      Alliance Premier Growth Portfolio                                  -                   -                   -
                                                          ---------------------------------------------------------
Total investments in mutual funds                                2,980,528           5,656,977          11,157,049
                                                          ---------------------------------------------------------
Total assets                                                     2,980,528           5,656,977          11,157,049

Liabilities
Contract terminations payable                                           40                 118                 300
                                                          ---------------------------------------------------------
                                                                $2,980,488        $  5,656,859       $  11,156,749
                                                          =========================================================

Net assets:
 Deferred annuity contracts terminable by owners                $2,980,488        $  5,656,859       $  11,156,749
                                                          ---------------------------------------------------------
Total net assets                                                $2,980,488        $  5,656,859       $  11,156,749
                                                          =========================================================

See accompanying notes.

T. Rowe Price                                            Great           Great            Great
  Dividend        T. Rowe Price       Gabelli          Companies -     Companies -      Companies -
   Growth           Small Cap       Global Growth       Global/2/      America(SM)     Technology(SM)
 Subaccount         Subaccount        Subaccount       Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------------
$        -          $          -      $          -     $         -     $         -      $        -
         -                     -                 -               -               -               -
         -                     -                 -               -               -               -
 2,634,384                     -                 -               -               -               -
         -             6,306,810                 -               -               -               -
         -                     -         2,181,241               -               -               -
         -                     -                 -         439,995               -               -
         -                     -                 -               -         295,917               -
         -                     -                 -               -               -         778,829

         -                     -                 -               -               -               -
         -                     -                 -               -               -               -
         -                     -                 -               -               -               -
         -                     -                 -               -               -               -
         -                     -                 -               -               -               -
         -                     -                 -               -               -               -

         -                     -                 -               -               -               -
         -                     -                 -               -               -               -
------------------------------------------------------------------------------------------------------
 2,634,384             6,306,810         2,181,241         439,995         295,917         778,829
------------------------------------------------------------------------------------------------------
 2,634,384             6,306,810         2,181,241         439,995         295,917         778,829


        27                 2,323                37               5               1               4
------------------------------------------------------------------------------------------------------
$2,634,357          $  6,304,487      $  2,181,204     $   439,990     $   295,916      $  778,825
======================================================================================================


$2,634,357          $  6,304,487      $  2,181,204     $   439,990     $   295,916      $  778,825
------------------------------------------------------------------------------------------------------
$2,634,357          $  6,304,487      $  2,181,204     $   439,990     $   295,916      $  778,825
======================================================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                          Pilgrim
                                                         NWQ Value     Baxter Mid Cap     Salomon
                                                           Equity          Growth         All Cap
                                                         Subaccount      Subaccount      Subaccount
                                                     -------------------------------------------------
Accumulated units outstanding - return of premium
  death benefit and units in income phase (1.25%)       321,552.451     686,091.640    480,532.950
                                                     =================================================
Accumulated unit value - return of premium death
  benefit and units in income phase (1.25%)          $     1.047563  $     0.499618 $     1.039580
                                                     =================================================

Accumulated units outstanding - 5% annually
  compounding death benefit and double enhanced
  death benefit (1.55%)                               1,908,615.094   8,365,657.289  7,918,125.980
                                                     =================================================
Accumulated unit value - 5% annually compounding
  death benefit and double enhanced death benefit
  (1.55%)                                            $     1.044981  $     0.498392 $     1.036993
                                                     =================================================

Accumulated units outstanding - return of premium
  death benefit (1.40%)                                  78,054.583     199,636.722    277,732.673
                                                     =================================================
Accumulated unit value - return of premium death
  benefit (1.40%)                                    $     0.944875  $     0.824293 $     0.946133
                                                     =================================================

Accumulated units outstanding - greater of 6%
  annually compounding death benefit or monthly
  monthly step-up death benefit (1.50%)                 610,002.640   1,191,048.850  2,311,488.863
                                                     =================================================
Accumulated unit value - greater of 6% annually
  compounding death benefit or monthly step-up
  death benefit (1.50%)                              $     0.943312  $     0.822921 $     0.944579
                                                     =================================================

See accompanying notes.

   T. Rowe Price                                              Great             Great             Great
     Dividend        T. Rowe Price         Gabelli          Companies -       Companies -       Companies -
      Growth           Small Cap        Global Growth        Global/2/        America(SM)      Technology(SM)
    Subaccount         Subaccount         Subaccount        Subaccount        Subaccount        Subaccount
---------------------------------------------------------------------------------------------------------------
    150,217.661       1,016,759.750        269,870.311         9,360.875        40,576.133        12,143.511
===============================================================================================================

 $     1.016662      $     0.761551     $     0.831562      $   0.779219      $   0.983081      $   0.773994
===============================================================================================================


  1,309,920.645       5,493,365.282      1,835,932.236       362,836.685        43,719.198       119,793.396
===============================================================================================================

 $     1.014149      $     0.759675     $     0.830048      $   0.777811      $   0.982103      $   0.773226
===============================================================================================================

    127,014.799         126,059.712         48,970.529        34,779.739         4,649.922       118,826.118
===============================================================================================================

 $     0.963704      $     0.955974     $     0.892401      $   0.921911      $   0.984049      $   0.774757
===============================================================================================================


  1,071,355.332       1,295,567.141        436,823.311       128,657.138       212,242.993       755,977.813
===============================================================================================================

 $     0.962123      $     0.954401     $     0.890926      $   0.920387      $   0.982426      $   0.773485
===============================================================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                             American
                                                             Century         American       Van Kampen
                                                             Income &        Century         Emerging
                                                              Growth      International       Growth
                                                            Subaccount      Subaccount      Subaccount
                                                       --------------------------------------------------
Assets
Cash                                                       $         -     $         -     $         -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                    -               -               -
  Endeavor Asset Allocation Portfolio                                -               -               -
  T. Rowe Price International Stock Portfolio                        -               -               -
  Capital Guardian Value Portfolio                                   -               -               -
  Dreyfus Small Cap Value Portfolio                                  -               -               -
  Dreyfus U. S. Government Securities Portfolio                      -               -               -
  T. Rowe Price Equity Income Portfolio                              -               -               -
  T. Rowe Price Growth Stock Portfolio                               -               -               -
  Jennison Growth Portfolio                                          -               -               -
  Endeavor Enhanced Index Portfolio                                  -               -               -
  Capital Guardian Global Portfolio                                  -               -               -
  Endeavor High Yield Portfolio                                      -               -               -
  Endeavor Janus Growth Portfolio                                    -               -               -
  Capital Guardian U.S. Equity Portfolio                             -               -               -
 Merrill Lynch Variable Series Funds, Inc.:
  Merrill Lynch High Current Income Fund                             -               -               -
  Merrill Lynch Developing Capital Markets Focus Fund                -               -               -
  Merrill Lynch Basic Value Focus Fund                               -               -               -
 Transamerica Variable Insurance Fund, Inc.:
  Transamerica VIF Growth Portfolio                                  -               -               -
  Transamerica VIF Small Company Portfolio                           -               -               -
 Variable Insurance Products Fund (VIP):
  Fidelity - VIP Equity-Income Portfolio                             -               -               -
  Fidelity - VIP Growth Portfolio                                    -               -               -
 Variable Insurance Products Fund II (VIP II):
  Fidelity - VIP II Contrafund(R) Portfolio                          -               -               -
 Variable Insurance Products Fund III (VIP III):
  Fidelity - VIP III Growth Opportunities Portfolio                  -               -               -
  Fidelity - VIP III Mid Cap Portfolio                               -               -               -
 AEGON/Transamerica Series Fund, Inc.:
  Alger Aggressive Growth                                            -               -               -
  Goldman Sachs Growth                                               -               -               -
  Janus Global                                                       -               -               -

See accompanying notes.

   Janus Aspen -   Janus Aspen -     Janus Aspen -    Alliance Growth       Alliance
    Aggressive       Strategic         Worldwide             &              Premier
      Growth           Value            Growth             Income            Growth
    Subaccount       Subaccount        Subaccount        Subaccount        Subaccount
-----------------------------------------------------------------------------------------
  $            -   $           -     $           -    $             -     $          -

               -               -                 -                  -                -
               -               -                 -                  -                -
               -               -                 -                  -                -
               -               -                 -                  -                -
               -               -                 -                  -                -
               -               -                 -                  -                -
               -               -                 -                  -                -
               -               -                 -                  -                -
               -               -                 -                  -                -
               -               -                 -                  -                -
               -               -                 -                  -                -
               -               -                 -                  -                -
               -               -                 -                  -                -
               -               -                 -                  -                -

               -               -                 -                  -                -

               -               -                 -                  -                -
               -               -                 -                  -                -

               -               -                 -                  -                -
               -               -                 -                  -                -

               -               -                 -                  -                -
               -               -                 -                  -                -

               -               -                 -                  -                -


               -               -                 -                  -                -
               -               -                 -                  -                -

               -               -                 -                  -                -
               -               -                 -                  -                -
               -               -                 -                  -                -

            Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                              American
                                                              Century          American        Van Kampen
                                                              Income &         Century          Emerging
                                                               Growth       International        Growth
                                                             Subaccount       Subaccount       Subaccount
                                                        ----------------------------------------------------
Assets (continued)
Investments in mutual funds, at current market value
 (continued):
 AEGON/Transamerica Series Fund, Inc.
  (continued):
   NWQ Value Equity                                          $        -        $      -        $        -
   Pilgrim Baxter Mid Cap Growth                                      -               -                 -
   Salomon All Cap                                                    -               -                 -
   T. Rowe Price Dividend Growth                                      -               -                 -
   T. Rowe Price Small Cap                                            -               -                 -
   Gabelli Global Growth                                              -               -                 -
   Great Companies - Global/2/                                        -               -                 -
   Great Companies - America(SM)                                      -               -                 -
   Great Companies - Technology(SM)                                   -               -                 -
   American Century Income & Growth                           1,016,318               -                 -
   American Century International                                     -         796,022                 -
   Van Kampen Emerging Growth                                         -               -         2,760,247
  Janus Aspen Series:
   Janus Aspen - Aggressive Growth Portfolio                          -               -                 -
   Janus Aspen - Strategic Value Portfolio                            -               -                 -
   Janus Aspen - Worldwide Growth Portfolio                           -               -                 -
  Alliance Variable Products Series Fund, Inc.:
   Alliance Growth & Income Portfolio                                 -               -                 -
   Alliance Premier Growth Portfolio                                  -               -                 -
                                                        ----------------------------------------------------
Total investments in mutual funds                             1,016,318         796,022         2,760,247
                                                        ----------------------------------------------------
Total assets                                                  1,016,318         796,022         2,760,247

Liabilities
Contract terminations payable                                         6              14                27
                                                        ----------------------------------------------------
                                                             $1,016,312        $796,008        $2,760,220
                                                        ====================================================

Net assets:
 Deferred annuity contracts terminable by owners             $1,016,312        $796,008        $2,760,220
                                                        ----------------------------------------------------
Total net assets                                             $1,016,312        $796,008        $2,760,220
                                                        ====================================================

See accompanying notes.

    Janus Aspen -        Janus Aspen -     Janus Aspen -    Alliance Growth       Alliance
     Aggressive            Strategic         Worldwide            &               Premier
       Growth                Value            Growth            Income            Growth
     Subaccount           Subaccount        Subaccount        Subaccount        Subaccount
----------------------------------------------------------------------------------------------
    $        -            $        -        $        -        $        -        $        -
             -                     -                 -                 -                 -
             -                     -                 -                 -                 -
             -                     -                 -                 -                 -
             -                     -                 -                 -                 -
             -                     -                 -                 -                 -
             -                     -                 -                 -                 -
             -                     -                 -                 -                 -
             -                     -                 -                 -                 -
             -                     -                 -                 -                 -
             -                     -                 -                 -                 -
             -                     -                 -                 -                 -

     1,597,595                     -                 -                 -                 -
             -             2,351,161                 -                 -                 -
             -                     -         3,478,757                 -                 -

             -                     -                 -         5,670,616                 -
             -                     -                 -                 -         4,334,683
----------------------------------------------------------------------------------------------
     1,597,595             2,351,161         3,478,757         5,670,616         4,334,683
----------------------------------------------------------------------------------------------
     1,597,595             2,351,161         3,478,757         5,670,616         4,334,683


            35                    20                67                73                42
----------------------------------------------------------------------------------------------
    $1,597,560            $2,351,141        $3,478,690        $5,670,543        $4,334,641
==============================================================================================

    $1,597,560            $2,351,141        $3,478,690        $5,670,543        $4,334,641
----------------------------------------------------------------------------------------------
    $1,597,560            $2,351,141        $3,478,690        $5,670,543        $4,334,641
==============================================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                American
                                                Century           American        Van Kampen
                                                Income &          Century          Emerging
                                                 Growth        International        Growth
                                               Subaccount        Subaccount       Subaccount
                                               -----------------------------------------------
Accumulated units outstanding - return of
 premium death benefit and units in income
 phase (1.25%)                                   19,688.279       15,088.650        44,660.170
                                               ===============================================
Accumulated unit value - return of premium
 death benefit and units in income phase
 (1.25%)                                       $   0.939214    $    0.833205   $      0.806099
                                               ===============================================

Accumulated units outstanding - 5%
 annually compounding death benefit and
 double enhanced death benefit (1.55%)          208,994.489      247,486.977       687,953.847
                                               ===============================================
Accumulated unit value - 5% annually
 compounding death benefit and double
 enhanced death benefit (1.55%)                $   0.938285    $    0.832379   $      0.805310
                                               ===============================================

Accumulated units outstanding - return of
 premium death benefit (1.40%)                   92,008.235      245,425.696       377,353.374
                                               ===============================================
Accumulated unit value - return of premium
 death benefit (1.40%)                         $   0.940149    $    0.834029   $      0.806903
                                               ===============================================

Accumulated units outstanding - greater of
 6% annually compounding death benefit or
 monthly step-up death benefit (1.50%)          762,019.594      447,655.623     2,315,997.987
                                               ===============================================
Accumulated unit value - greater of 6%
 annually compounding death benefit or
 monthly step-up death benefit (1.50%)         $   0.938589    $    0.832651   $      0.805577
                                               ===============================================

See accompanying notes.

  Janus Aspen -        Janus Aspen -   Janus Aspen -      Alliance        Alliance
   Aggressive            Strategic       Worldwide        Growth &        Premier
     Growth                Value           Growth          Income          Growth
   Subaccount            Subaccount      Subaccount      Subaccount      Subaccount
-------------------------------------------------------------------------------------
      144,765.414         386,452.943     252,061.780     154,395.571      93,894.811
=====================================================================================

$        0.401433      $     0.902500  $     0.610114  $     0.925978  $     0.855309
=====================================================================================


    2,674,931.275       1,850,063.551   3,551,635.029   1,547,290.194     788,107.144
=====================================================================================


$        0.439076      $     0.900877  $     0.676228  $     0.925071  $     0.854462
=====================================================================================


       32,356.676          59,101.797     198,634.817     518,897.518     509,161.365
=====================================================================================

$        0.770183      $     0.906817  $     0.837086  $     0.926892  $     0.856157
=====================================================================================



      442,220.937         311,593.399     905,716.613   3,906,861.369   3,679,436.939
=====================================================================================


$        0.768907      $     0.905322  $     0.835708  $     0.925362  $     0.854751
=====================================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                           Statements of Operations

                 Year Ended December 31, 2001, Except as Noted

                                                                                             T. Rowe Price
                                                            Endeavor     Endeavor Asset      International
                                                          Money Market     Allocation            Stock
                                                           Subaccount      Subaccount         Subaccount
                                                          ------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                                $    516,565    $     531,489      $           -
Expenses:
 Administrative, mortality and expense risk charge             235,568          416,783            275,277
                                                          ------------------------------------------------
Net investment income (loss)                                   280,997          114,706           (275,277)

Net realized and unrealized capital gains (losses)
 on investments
Net realized capital gains (losses) on investments:
 Realized gain distributions                                         -        3,017,844          4,157,856
 Proceeds from sales                                        19,289,676        4,137,063          2,473,929
 Cost of investments sold                                   19,289,676        5,722,632          3,472,197
                                                          ------------------------------------------------
Net realized capital gains (losses) on investments                   -        1,432,275          3,159,588

Net change in unrealized appreciation/depreciation
 of investments:
  Beginning of the period                                            -       (2,533,554)        (2,679,465)
  End of the period                                                  -       (6,490,980)       (10,691,225)
                                                          ------------------------------------------------
Net change in unrealized appreciation/depreciation
 of investments                                                      -       (3,957,426)        (8,011,760)
                                                          ------------------------------------------------
Net realized and unrealized capital gains (losses) on
 investments                                                         -       (2,525,151)        (4,852,172)
                                                          ------------------------------------------------
Increase (decrease) in net assets from operations         $    280,997    $  (2,410,445)     $  (5,127,449)
                                                          ================================================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

 Capital                            Dreyfus U. S.
 Guardian        Dreyfus Small       Government      T. Rowe Price     T. Rowe Price        Jennison
  Value            Cap Value         Securities      Equity Income      Growth Stock         Growth
Subaccount        Subaccount         Subaccount       Subaccount         Subaccount        Subaccount
-----------------------------------------------------------------------------------------------------
$   100,656      $           -      $     557,751    $     586,595     $           -      $   115,486

    212,285            638,632            197,540          507,988           561,836           83,719
-----------------------------------------------------------------------------------------------------
   (111,629)          (638,632)           360,211           78,607          (561,836)          31,767




    931,869         10,179,828                  -        2,607,396         5,828,329                -
  1,423,615          3,909,273          1,461,982        2,525,200         5,558,469          721,215
  1,731,571          3,620,189          1,511,785        2,696,850         5,946,323        1,059,249
-----------------------------------------------------------------------------------------------------
    623,913         10,468,912            (49,803)       2,435,746         5,440,475         (338,034)



   (938,266)           518,218            194,440          800,289          (301,964)      (1,034,166)
   (669,839)               702            236,239       (1,477,449)       (9,977,520)      (2,012,192)
-----------------------------------------------------------------------------------------------------


    268,427           (517,516)            41,799       (2,277,738)       (9,675,556)        (978,026)
-----------------------------------------------------------------------------------------------------


    892,340          9,951,396             (8,004)         158,008        (4,235,081)      (1,316,060)
-----------------------------------------------------------------------------------------------------
$   780,711      $   9,312,764      $     352,207    $     236,615     $  (4,796,917)     $(1,284,293)
=====================================================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                     Statements of Operations (continued)


                                                                              Capital
                                                             Endeavor         Guardian        Endeavor
                                                          Enhanced Index       Global        High Yield
                                                            Subaccount       Subaccount      Subaccount
                                                         ------------------------------------------------
Net investment income (loss)
Income:
  Dividends                                                 $   226,315      $         -      $ 291,839
Expenses:
  Administrative, mortality and expense risk charge             559,323          130,565         84,256
                                                         ------------------------------------------------
Net investment income (loss)                                   (333,008)        (130,565)       207,583

Net realized and unrealized capital gains (losses)
  on investments
Net realized capital gains (losses) on investments:
  Realized gain distributions                                         -          200,095              -
  Proceeds from sales                                         4,899,550        2,831,307        519,860
  Cost of investments sold                                    5,429,251        2,957,959        586,368
                                                         ------------------------------------------------
Net realized capital gains (losses) on investments             (529,701)          73,443        (66,508)
Net change in unrealized appreciation/depreciation
  of investments:
    Beginning of the period                                  (4,178,300)      (1,151,621)      (351,548)
    End of the period                                        (8,755,534)      (2,251,154)      (415,656)
                                                         ------------------------------------------------
Net change in unrealized appreciation/depreciation
  of investments                                             (4,577,234)      (1,099,533)       (64,108)
                                                         ------------------------------------------------
Net realized and unrealized capital gains
  (losses) on investments                                    (5,106,935)      (1,026,090)      (130,616)
                                                         ------------------------------------------------
Increase (decrease) in net assets from operations           $(5,439,943)     $(1,156,655)     $  76,967
                                                         ================================================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

                                                      Merrill Lynch
                                     Merrill Lynch      Developing       Merrill Lynch
Endeavor Janus   Capital Guardian    High Current     Capital Markets    Basic Value       Transamerica
    Growth         U.S. Equity          Income             Focus            Focus           VIF Growth
  Subaccount       Subaccount          Subaccount       Subaccount        Subaccount        Subaccount
--------------------------------------------------------------------------------------------------------
 $          -      $    8,344          $   921,192      $   20,536        $  424,734        $         -


    1,076,006         133,795              131,838          39,767           532,587             76,869
--------------------------------------------------------------------------------------------------------
   (1,076,006)       (125,451)             789,354         (19,231)         (107,853)           (76,869)


    1,766,678           8,737                    -               -         1,867,286            127,577
   12,173,454       1,235,316            1,229,942       1,290,249         2,121,596            376,830
   10,976,802       1,316,579            1,704,316       1,601,457         2,246,251            570,135
--------------------------------------------------------------------------------------------------------
    2,963,330         (72,526)            (474,374)       (311,208)        1,742,631            (65,728)


  (13,426,068)        101,348           (1,830,440)       (572,811)         (163,420)          (433,747)
  (43,065,785)        (77,612)          (1,957,601)       (286,785)         (648,442)        (1,040,142)
--------------------------------------------------------------------------------------------------------

  (29,639,717)       (178,960)            (127,161)        286,026          (485,022)          (606,395)
--------------------------------------------------------------------------------------------------------

  (26,676,387)       (251,486)            (601,535)        (25,182)        1,257,609           (672,123)
--------------------------------------------------------------------------------------------------------
 $(27,752,393)     $ (376,937)         $   187,819      $  (44,413)       $1,149,756        $  (748,992)
========================================================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                     Statements of Operations (continued)

                                                                Transamerica        Fidelity -
                                                                  VIF Small            VIP           Fidelity -
                                                                   Company        Equity-Income      VIP Growth
                                                                 Subaccount (1)     Subaccount     Subaccount (1)
                                                                --------------------------------------------------
Net investment income (loss)
Income:
  Dividends                                                         $     -         $   25,124         $     -
Expenses:
  Administrative, mortality and expense risk charge                   1,243             63,238             860
                                                                --------------------------------------------------
Net investment income (loss)                                         (1,243)           (38,114)           (860)

Net realized and unrealized capital gains (losses)
  on investments
Net realized capital gains (losses) on investments:
  Realized gain distributions                                             -             72,307               -
  Proceeds from sales                                                 4,087          1,428,629          26,758
  Cost of investments sold                                            3,800          1,570,294          30,810
                                                                --------------------------------------------------
Net realized capital gains (losses) on investments                      287            (69,358)         (4,052)
Net change in unrealized appreciation/depreciation
  of investments:
    Beginning of the period                                               -             34,504               -
    End of the period                                                50,332            (94,744)          8,545
                                                                --------------------------------------------------
Net change in unrealized appreciation/depreciation
  of investments                                                     50,332           (129,248)          8,545
                                                                --------------------------------------------------
Net realized and unrealized capital gains (losses)
  on investments                                                     50,619           (198,606)          4,493
                                                                --------------------------------------------------
Increase (decrease) in net assets from operations                   $49,376         $ (236,720)        $ 3,633
                                                                ==================================================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

       Fidelity -      Fidelity - VIP III     Fidelity -         Alger
         VIP II              Growth             VIP III       Aggressive          Goldman
      Contrafund(R)      Opportunities          Mid Cap         Growth          Sachs Growth    Janus Global
       Subaccount          Subaccount         Subaccount      Subaccount         Subaccount      Subaccount
     --------------------------------------------------------------------------------------------------------
       $    31,773         $   2,611          $        -      $         -        $  21,560      $    34,544

            82,955            13,831             131,114           69,137           34,583           57,767
     --------------------------------------------------------------------------------------------------------
           (51,182)          (11,220)           (131,114)         (69,137)         (13,023)         (23,223)


           119,150                 -                   -              583            2,003              226
         1,778,858           270,815           3,188,078        1,261,372          735,509          785,419
         2,212,787           381,271           3,400,423        2,387,900          890,954        1,553,375
     --------------------------------------------------------------------------------------------------------
          (314,779)         (110,456)           (212,345)      (1,125,945)        (153,442)        (767,730)


          (177,979)          (58,899)            241,044       (1,074,377)         (57,117)      (1,908,669)
          (481,692)          (80,489)            326,507         (684,106)        (200,420)      (2,251,532)
     --------------------------------------------------------------------------------------------------------

          (303,713)          (21,590)             85,463          390,271         (143,303)        (342,863)
     --------------------------------------------------------------------------------------------------------

          (618,492)         (132,046)           (126,882)        (735,674)        (296,745)      (1,110,593)
     --------------------------------------------------------------------------------------------------------
       $  (669,674)        $(143,266)         $ (257,996)     $  (804,811)       $(309,768)     $(1,133,816)
     ========================================================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                     Statements of Operations (continued)

                                                                                    Pilgrim Baxter
                                                                    NWQ Value           Mid Cap            Salomon
                                                                      Equity            Growth             All Cap
                                                                    Subaccount        Subaccount         Subaccount
                                                                 -----------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                                           $  3,311         $         -         $108,216
Expenses:
 Administrative, mortality and expense risk charge                     29,466              67,543           99,300
                                                                 -----------------------------------------------------
Net investment income (loss)                                          (26,155)            (67,543)           8,916

Net realized and unrealized capital gains (losses)
 on investments
Net realized capital gains (losses) on investments:
 Realized gain distributions                                              200                   -            3,038
 Proceeds from sales                                                  514,728             717,519          472,783
 Cost of investments sold                                             528,646           1,423,375          485,892
                                                                 -----------------------------------------------------
Net realized capital gains (losses) on investments                    (13,718)           (705,856)         (10,071)

Net change in unrealized appreciation/depreciation
 of investments:
  Beginning of the period                                              20,986          (1,309,133)          12,347
  End of the period                                                   (37,609)         (2,427,062)          13,480
                                                                 -----------------------------------------------------
Net change in unrealized appreciation/depreciation
 of investments                                                       (58,595)         (1,117,929)           1,133
                                                                 -----------------------------------------------------
Net realized and unrealized capital gains (losses) on
 investments                                                          (72,313)         (1,823,785)          (8,938)
                                                                 -----------------------------------------------------
Increase (decrease) in net assets from operations                    $(98,468)        $(1,891,328)        $    (22)
                                                                 =====================================================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

     T. Rowe Price                                          Great            Great              Great
        Dividend      T. Rowe Price       Gabelli        Companies -      Companies -        Companies -
         Growth         Small Cap      Global Growth      Global/2/       America(SM)      Technology(SM)
       Subaccount      Subaccount        Subaccount      Subaccount     Subaccount (1)     Subaccount (1)
   --------------------------------------------------------------------------------------------------------
        $    7,844        $       -        $   2,591          $    64           $  122         $      -

            24,584           60,446           26,748            2,686              630            2,417
   --------------------------------------------------------------------------------------------------------
           (16,740)         (60,446)         (24,157)          (2,622)            (508)          (2,417)


                 -                -                -                -                -                -
         1,058,987          596,551          802,367           14,436            5,392           71,753
         1,095,212          793,364          906,881           17,329            5,567           93,656
   --------------------------------------------------------------------------------------------------------
           (36,225)        (196,813)        (104,514)          (2,893)            (175)         (21,903)


            19,194         (224,662)         (10,993)             449                -                -
            26,310         (242,322)        (103,669)          (2,586)           5,769           72,785
   --------------------------------------------------------------------------------------------------------

             7,116          (17,660)         (92,676)          (3,035)           5,769           72,785
   --------------------------------------------------------------------------------------------------------

           (29,109)        (214,473)        (197,190)          (5,928)           5,594           50,882
   --------------------------------------------------------------------------------------------------------
        $  (45,849)       $(274,919)       $(221,347)         $(8,550)          $5,086         $ 48,465
   ========================================================================================================

            Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                      Statements of Operations (continued)



                                                 American
                                                 Century          American        Van Kampen
                                                Income &          Century          Emerging
                                                 Growth        International        Growth
                                             Subaccount (1)    Subaccount (1)   Subaccount (1)
                                            --------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                   $            -   $            -          $   206
Expenses:
 Administrative, mortality and expense
  risk charge                                         2,331            2,492            6,690
                                           --------------------------------------------------
Net investment income (loss)                         (2,331)          (2,492)          (6,484)

Net realized and unrealized capital gains
 (losses) on investments
Net realized capital gains (losses) on
 investments:
 Realized gain distributions                              -                -            4,375
 Proceeds from sales                                 18,710            2,889           12,839
 Cost of investments sold                            19,667            3,423           17,035
                                           --------------------------------------------------
Net realized capital gains (losses) on
 investments                                           (957)            (534)             179

Net change in unrealized
 appreciation/depreciation
of investments:
  Beginning of the period                                 -                -                -
  End of the period                                  35,614           (6,565)          27,638
                                           --------------------------------------------------
Net change in unrealized
 appreciation/depreciation
 of investments                                      35,614           (6,565)          27,638
                                           --------------------------------------------------
Net realized and unrealized capital gains
 (losses) on investments                             34,657           (7,099)          27,817
                                           --------------------------------------------------
Increase (decrease) in net assets from
 operations                                         $32,326          $(9,591)         $21,333
                                           ==================================================

(1) Commencement of operations, May 1, 2001.

See accompanying notes.

Janus Aspen -    Janus Aspen -    Janus Aspen -      Alliance         Alliance
 Aggressive        Strategic        Worldwide        Growth &          Premier
  Growth             Value           Growth           Income           Growth
Subaccount        Subaccount       Subaccount     Subaccount (1)   Subaccount (1)
---------------------------------------------------------------------------------
$       -            $   2,137        $   6,750         $    385   $           -

   12,035               15,379           32,011           16,533           11,906
---------------------------------------------------------------------------------
  (12,035)             (13,242)         (25,261)         (16,148)         (11,906)



        -                    -                -            2,983            3,712
  386,583              126,852          224,605           58,488           22,637
  466,353              137,157          307,421           66,502           28,721
---------------------------------------------------------------------------------
  (79,770)             (10,305)         (82,816)          (5,031)          (2,372)



   (6,519)               3,763          (28,890)               -                -
 (108,242)             (87,004)        (394,627)          97,662          146,760
---------------------------------------------------------------------------------


 (101,723)             (90,767)        (365,737)          97,662          146,760
---------------------------------------------------------------------------------


 (181,493)            (101,072)        (448,553)          92,631          144,388
---------------------------------------------------------------------------------
$(193,528)           $(114,314)       $(473,814)        $ 76,483         $132,482
=================================================================================

            Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                      Statements of Changes in Net Assets

            Years Ended December 31, 2001 and 2000, Except as Noted

                                            Endeavor Money                     Endeavor Asset
                                           Market Subaccount                 Allocation Subaccount
                                   -------------------------------    --------------------------------
                                        2001             2000               2001             2000
                                   -------------------------------    ---------------------------------
Operations:
 Net investment income (loss)          $   280,997     $   265,119        $   114,706      $   (42,382)
 Net realized capital gains
  (losses) on investments                        -             207          1,432,275        1,568,769
 Net change in unrealized
  appreciation/
 depreciation of investments                     -               -         (3,957,426)      (3,774,009)
                                   -------------------------------    --------------------------------
Increase (decrease) in net assets
 from operations                           280,997         265,326         (2,410,445)      (2,247,622)
  Contract transactions:
 Net contract purchase payments          6,633,682       6,967,771          4,133,081        3,817,916
 Transfer payments from (to) other
  subaccounts or general account         7,129,694      (4,696,792)         4,112,115        6,324,509
 Contract terminations,
  withdrawals and other deductions      (3,956,789)       (231,512)        (1,693,932)      (1,598,559)
 Contract maintenance charges              (16,404)         (4,204)           (26,974)         (10,236)
                                   -------------------------------    --------------------------------
Increase (decrease) in net assets
 from contract transactions              9,790,183       2,035,263          6,524,290        8,533,630
                                   -------------------------------    --------------------------------
Net increase (decrease) in net
 assets                                 10,071,180       2,300,589          4,113,845        6,286,008

Net assets:
 Beginning of the period                 8,468,156       6,167,567         26,729,664       20,443,656
                                   -------------------------------    --------------------------------
 End of the period                     $18,539,336     $ 8,468,156        $30,843,509      $26,729,664
                                   ===============================    ================================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

T. Rowe Price International              Capital Guardian                   Dreyfus Small Cap
      Stock Subaccount                   Value Subaccount                    Value Subaccount
----------------------------    --------------------------------    -------------------------------
    2001             2000               2001             2000               2001            2000
----------------------------    --------------------------------    -------------------------------
$  (275,277)     $  (239,958)       $  (111,629)     $   (57,469)       $  (638,632)    $  (395,801)

  3,159,588        1,996,737            623,913          770,634         10,468,912       3,544,477

 (8,011,760)      (5,660,094)           268,427         (229,312)          (517,516)     (1,242,117)
----------------------------    --------------------------------    -------------------------------

 (5,127,449)      (3,903,315)           780,711          483,853          9,312,764       1,906,559


  2,164,612        5,688,805          3,139,272        1,286,567          6,988,800       5,269,938

    543,588        6,193,993          4,319,902          (85,447)         5,082,439       8,696,194

   (665,015)        (796,605)          (640,454)      (1,027,154)        (1,565,064)       (836,890)
    (32,958)         (10,775)           (15,108)          (5,979)           (57,324)        (15,425)
----------------------------    --------------------------------    -------------------------------

  2,010,227       11,075,418          6,803,612          167,987         10,448,851      13,113,817
----------------------------    --------------------------------    -------------------------------
 (3,117,222)       7,172,103          7,584,323          651,840         19,761,615      15,020,376


 20,402,065       13,229,962         12,074,750       11,422,910         32,726,609      17,706,233
----------------------------    --------------------------------    -------------------------------
$17,284,843      $20,402,065        $19,659,073      $12,074,750        $52,488,224     $32,726,609
============================    ================================    ===============================

            Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                Statements of Changes in Net Assets (continued)

                                        Dreyfus U. S. Government            T. Rowe Price Equity
                                          Securities Subaccount              Income Subaccount
                                    ------------------------------    --------------------------------
                                            2001           2000                2001            2000
                                    ------------------------------    --------------------------------
Operations:
 Net investment income (loss)           $   360,211     $  370,247         $    78,607     $   129,789
 Net realized capital gains
  (losses) on investments                   (49,803)      (112,302)          2,435,746       1,744,652
 Net change in unrealized
  appreciation/depreciation
  of investments                             41,799        436,171          (2,277,738)      1,151,405
                                    ------------------------------    --------------------------------
Increase (decrease) in net assets
 from operations                            352,207        694,116             236,615       3,025,846

Contract transactions:
 Net contract purchase payments           4,491,941      1,135,616           4,990,219       3,698,353
 Transfer payments from (to) other
  subaccounts or general account          5,217,198        352,758           4,890,322       1,511,080
 Contract terminations, withdrawals
  and other deductions                     (573,154)      (504,113)         (1,524,790)     (1,118,353)
 Contract maintenance charges               (15,277)        (6,187)            (45,987)        (17,183)
                                    ------------------------------    --------------------------------
Increase (decrease) in net assets
 from contract transactions               9,120,708        978,074           8,309,764       4,073,897
                                    ------------------------------    --------------------------------
Net increase (decrease) in net
 assets                                   9,472,915      1,672,190           8,546,379       7,099,743

Net assets:
 Beginning of the period                  9,441,690      7,769,500          29,736,559      22,636,816
                                    ------------------------------    --------------------------------
 End of the period                      $18,914,605     $9,441,690         $38,282,938     $29,736,559
                                    ==============================    ================================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

    T. Rowe Price Growth                  Jennison Growth                    Endeavor Enhanced
      Stock Subaccount                       Subaccount                       Index Subaccount
----------------------------    ---------------------------------    -------------------------------
    2001             2000               2001              2000               2001            2000
----------------------------    ---------------------------------    -------------------------------
$  (561,836)     $  (520,613)        $    31,767      $    (4,355)       $  (333,008)    $  (405,269)

  5,440,475        4,088,184            (338,034)         223,160           (529,701)      3,042,565

 (9,675,556)      (4,653,216)           (978,026)      (1,139,083)        (4,577,234)     (7,590,463)
----------------------------    ---------------------------------    -------------------------------

 (4,796,917)      (1,085,645)         (1,284,293)        (920,278)        (5,439,943)     (4,953,167)


  5,750,657        7,197,615             337,989          591,316          3,464,181       6,902,285

   (271,042)       5,527,468              75,188          466,470           (156,208)      5,559,156

 (1,823,214)      (1,162,541)           (193,211)        (248,692)        (1,558,316)       (839,595)
    (56,306)         (26,647)             (6,101)          (3,219)           (67,950)        (40,228)
----------------------------    ---------------------------------    -------------------------------
  3,600,095       11,535,895             213,865          805,875          1,681,707      11,581,618
----------------------------    ---------------------------------    -------------------------------
 (1,196,822)      10,450,250          (1,070,428)        (114,403)        (3,758,236)      6,628,451


 40,033,054       29,582,804           6,332,560        6,446,963         39,794,643      33,166,192
----------------------------    ---------------------------------    -------------------------------
$38,836,232      $40,033,054         $ 5,262,132      $ 6,332,560        $36,036,407     $39,794,643
============================    =================================    ===============================

            Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                Statements of Changes in Net Assets (continued)

                                            Capital Guardian                   Endeavor High
                                           Global Subaccount                  Yield Subaccount
                                   -------------------------------    -----------------------------
                                           2001            2000              2001           2000
                                   -------------------------------    -----------------------------
Operations:
 Net investment income (loss)          $  (130,565)    $  (132,612)       $  207,583     $  124,824
 Net realized capital gains
  (losses) on investments                   73,443       1,004,038           (66,508)         6,890
 Net change in unrealized
  appreciation/depreciation
  of investments                        (1,099,533)     (2,681,548)          (64,108)      (405,237)
                                   -------------------------------    -----------------------------
Increase (decrease) in net assets
 from operations                        (1,156,655)     (1,810,122)           76,967       (273,523)


Contract transactions:
 Net contract purchase payments          1,011,996       3,550,443         1,584,589        609,633
 Transfer payments from (to) other
  subaccounts or general account        (1,408,551)      3,552,137         1,387,326      1,010,470
 Contract terminations,
  withdrawals and other deductions        (398,405)       (441,828)         (200,503)      (150,446)
 Contract maintenance charges              (15,949)         (4,376)          (10,458)        (4,741)
                                   -------------------------------    -----------------------------
Increase (decrease) in net assets
 from contract transactions               (810,909)      6,656,376         2,760,954      1,464,916
                                   -------------------------------    -----------------------------
Net increase (decrease) in net          (1,967,564)      4,846,254         2,837,921      1,191,393
 assets

Net assets:
 Beginning of the period                10,161,870       5,315,616         4,119,422      2,928,029
                                   -------------------------------    -----------------------------
 End of the period                     $ 8,194,306     $10,161,870        $6,957,343     $4,119,422
                                   ===============================    =============================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

       Endeavor Janus                 Capital Guardian U.S.            Merrill Lynch High Current
      Growth Subaccount                 Equity Subaccount                  Income Subaccount
-----------------------------    -------------------------------    -------------------------------
    2001             2000               2001          2000 (2)              2001            2000
-----------------------------    -------------------------------    -------------------------------

$ (1,076,006)    $ (1,614,563)   $      (125,451)     $  (26,881)   $       789,354     $   688,734


   2,963,330        1,637,100            (72,526)         (1,317)          (474,374)       (451,636)

 (29,639,717)     (39,435,321)          (178,960)        101,348           (127,161)       (956,032)
-----------------------------    -------------------------------    -------------------------------

 (27,752,393)     (39,412,784)          (376,937)         73,150            187,819        (718,934)


   3,763,443       26,227,084          1,657,552         796,992          2,113,443         697,374

  (5,292,850)      26,834,088          1,366,976       7,849,065            616,115        (523,844)

  (3,282,514)      (3,037,599)          (481,273)        (85,587)          (693,285)       (570,007)
    (143,896)         (84,821)           (17,416)         (3,576)            (7,925)         (3,815)
-----------------------------    -------------------------------    -------------------------------

  (4,955,817)      49,938,752          2,525,839       8,556,894          2,028,348        (400,292)
-----------------------------    -------------------------------    -------------------------------
 (32,708,210)      10,525,968          2,148,902       8,630,044          2,216,167      (1,119,226)


  93,167,727       82,641,759          8,630,044               -          7,776,706       8,895,932
-----------------------------    -------------------------------    -------------------------------
$ 60,459,517     $ 93,167,727    $    10,778,946      $8,630,044    $     9,992,873     $ 7,776,706
=============================    ===============================    ===============================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                Statements of Changes in Net Assets (continued)


                                                   Merrill Lynch                        Merrill Lynch
                                             Developing Capital Markets               Basic Value Focus
                                                  Focus Subaccount                        Subaccount
                                             --------------------------         ----------------------------
                                                 2001           2000                 2001            2000
                                             --------------------------         ----------------------------
Operations:
 Net investment income (loss)                $   (19,231)   $   (21,670)        $   (107,853)    $   118,505
 Net realized capital gains
  (losses) on investments                       (311,208)        72,296            1,742,631       2,121,676

 Net change in unrealized appreciation/
  depreciation of investments                    286,026     (1,030,382)            (485,022)        448,695
                                             --------------------------         ----------------------------
Increase (decrease) in net assets
 from operations                                 (44,413)      (979,756)           1,149,756       2,688,876


Contract transactions:
 Net contract purchase payments                   96,101        769,548            9,390,654       5,733,078
 Transfer payments from (to) other
  subaccounts or general account                (108,326)       735,487            7,032,868       4,699,771

 Contract terminations, withdrawals and
  other deductions                              (228,872)      (134,700)          (2,036,691)     (1,457,644)

 Contract maintenance charges                     (4,048)        (1,412)             (44,119)        (14,411)
                                             --------------------------         ----------------------------
Increase (decrease) in net assets from
  contract transactions                         (245,145)     1,368,923           14,342,712       8,960,794
                                             --------------------------         ----------------------------
Net increase (decrease) in net assets           (289,558)       389,167           15,492,468      11,649,670

Net assets:
 Beginning of the period                       2,439,157      2,049,990           28,983,173      17,333,503
                                             --------------------------         ----------------------------
 End of the period                           $ 2,149,599    $ 2,439,157         $ 44,475,641     $28,983,173
                                             ==========================         ============================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

                                Transamerica
                                 VIF Small                 Fidelity -                Fidelity -               Fidelity -
     Transamerica VIF             Company               VIP Equity-Income            VIP Growth          VIP II Contrafund(R)
    Growth Subaccount            Subaccount                 Subaccount               Subaccount               Subaccount
--------------------------    ---------------    ------------------------------    -------------    -----------------------------
   2001           2000 (1)        2001 (3)             2001          2000 (1)         2001 (3)            2001         2000 (1)
--------------------------    ---------------    ------------------------------    -------------    -----------------------------
$   (76,869)    $   (7,336)   $        (1,243)   $      (38,114)     $   (2,765)   $        (860)   $      (51,182)    $  (19,946)

    (65,728)       182,097                287           (69,358)          1,344           (4,052)         (314,779)           579

   (606,395)      (433,747)            50,332          (129,248)         34,504            8,545          (303,713)      (177,979)
--------------------------    ---------------    ------------------------------    -------------    -----------------------------

   (748,992)      (258,986)            49,376          (236,720)         33,083            3,633          (669,674)      (197,346)


  4,219,180      1,472,376            313,711         2,184,384         507,717          183,214         1,693,449      3,198,766

  2,900,676      1,067,448             61,019         3,516,634         497,091          135,860         1,595,152      1,419,345

    (48,931)          (986)            (2,862)         (168,065)           (929)            (941)         (430,331)       (32,831)
     (6,653)          (141)                (5)           (4,340)              -              (58)           (9,902)          (707)
--------------------------    ---------------    ------------------------------    -------------    -----------------------------

  7,064,272      2,538,697            371,863         5,528,613       1,003,879          318,075         2,848,368      4,584,573
--------------------------    ---------------    ------------------------------    -------------    -----------------------------
  6,315,280      2,279,711            421,239         5,291,893       1,036,962          321,708         2,178,694      4,387,227


  2,279,711              -                  -         1,036,962               -                -         4,387,227              -
--------------------------    ---------------    ------------------------------    -------------    -----------------------------
$ 8,594,991     $2,279,711    $       421,239    $    6,328,855      $1,036,962    $     321,708    $    6,565,921     $4,387,227
==========================    ===============    ==============================    =============    =============================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                Statements of Changes in Net Assets (continued)

                                     Fidelity - VIP III Growth            Fidelity - VIP III
                                     Opportunities Subaccount             Mid Cap Subaccount
                                   -----------------------------    -------------------------------
                                          2001          2000 (1)            2001          2000 (1)
                                   -----------------------------    -------------------------------
Operations:
 Net investment income (loss)          $  (11,220)      $ (2,318)       $  (131,114)     $   (8,017)
 Net realized capital gains
  (losses) on investments                (110,456)        (2,349)          (212,345)         21,396
 Net change in unrealized
  appreciation/depreciation
  of investments                          (21,590)       (58,899)            85,463         241,044
                                   -----------------------------    -------------------------------
Increase (decrease) in net assets
 from operations                         (143,266)       (63,566)          (257,996)        254,423

Contract transactions:
 Net contract purchase payments           352,973        402,334          3,948,514       1,942,537
 Transfer payments from (to) other
  subaccounts or general account          323,670        282,015          1,483,483       4,997,549
 Contract terminations, withdrawals
  and other deductions                    (68,070)          (777)          (405,741)        (56,853)
 Contract maintenance charges              (1,807)             -            (12,730)           (828)
                                   -----------------------------    -------------------------------
Increase (decrease) in net assets
 from contract transactions               606,766        683,572          5,013,526       6,882,405
                                   -----------------------------    -------------------------------
Net increase (decrease) in net
 assets                                   463,500        620,006          4,755,530       7,136,828

Net assets:
 Beginning of the period                  620,006              -          7,136,828               -
                                   -----------------------------    -------------------------------
 End of the period                     $1,083,506       $620,006        $11,892,358      $7,136,828
                                   =============================    ===============================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

       Alger Aggressive                    Goldman Sachs                        Janus Global
      Growth Subaccount                  Growth Subaccount                       Subaccount
-----------------------------    -------------------------------    ---------------------------------
    2001             2000 (1)           2001           2000 (1)               2001          2000 (1)
-----------------------------    -------------------------------    ---------------------------------
 $  (69,137)     $   382,966        $   (13,023)       $  2,407        $   (23,223)     $   957,708

 (1,125,945)           7,861           (153,442)            162           (767,730)           5,099

    390,271       (1,074,377)          (143,303)        (57,117)          (342,863)      (1,908,669)
-----------------------------    -------------------------------    ---------------------------------

   (804,811)        (683,550)          (309,768)        (54,548)        (1,133,816)        (945,862)


  1,687,370        2,435,396          1,515,309         731,981            (36,105)       3,219,454

  1,178,526        1,450,802          1,543,837         234,244             (1,249)       2,316,256

   (134,731)          (8,350)          (151,453)         (2,850)          (133,628)         (41,500)
     (9,749)            (230)            (2,981)              -            (11,325)            (292)
-----------------------------    -------------------------------    ---------------------------------

  2,721,416        3,877,618          2,904,712         963,375           (182,307)       5,493,918
-----------------------------    -------------------------------    ---------------------------------
  1,916,605        3,194,068          2,594,944         908,827         (1,316,123)       4,548,056


  3,194,068                -            908,827               -          4,548,056                -
-----------------------------    -------------------------------    ---------------------------------
 $5,110,673      $ 3,194,068        $ 3,503,771        $908,827        $ 3,231,933      $ 4,548,056
=============================    ===============================    =================================

            Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                Statements of Changes in Net Assets (continued)

                                              NWQ Value                  Pilgrim Baxter Mid Cap
                                          Equity Subaccount                 Growth Subaccount
                                   -----------------------------    ------------------------------
                                           2001         2000 (1)            2001         2000 (1)
                                   -----------------------------    ------------------------------
Operations:
 Net investment income (loss)          $  (26,155)      $  4,658       $   (67,543)    $    (9,402)
 Net realized capital gains
  (losses) on investments                 (13,718)           135          (705,856)            105
 Net change in unrealized
  appreciation/depreciation
  of investments                          (58,595)        20,986        (1,117,929)     (1,309,133)
                                   -----------------------------    ------------------------------
Increase (decrease) in net assets
 from operations                          (98,468)        25,779        (1,891,328)     (1,318,430)


Contract transactions:
 Net contract purchase payments         1,356,472        189,989         2,640,534       2,947,983
 Transfer payments from (to) other
  subaccounts or general account        1,414,783        148,218         1,104,546       2,402,341
 Contract terminations, withdrawals
  and other deductions                    (53,915)           (37)         (207,443)        (12,581)
 Contract maintenance charges              (2,333)             -            (8,264)           (499)
                                   -----------------------------    ------------------------------
Increase (decrease) in net assets
 from contract transactions             2,715,007        338,170         3,529,373       5,337,244
                                   -----------------------------    ------------------------------
Net increase (decrease) in net
 assets                                 2,616,539        363,949         1,638,045       4,018,814

Net assets:
 Beginning of the period                  363,949              -         4,018,814               -
                                   -----------------------------    ------------------------------
 End of the period                     $2,980,488       $363,949       $ 5,656,859     $ 4,018,814
                                   =============================    ==============================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

          Salomon                   T. Rowe Price Dividend                  T. Rowe Price
     All Cap Subaccount                Growth Subaccount                Small Cap Subaccount
----------------------------    -------------------------------    -------------------------------
   2001              2000 (1)           2001            2000 (1)           2001          2000 (1)
----------------------------    -------------------------------    -------------------------------
$     8,916       $    9,204         $  (16,740)       $   (912)        $  (60,446)     $   (3,234)


    (10,071)            (341)           (36,225)             53           (196,813)         (1,077)

      1,133           12,347              7,116          19,194            (17,660)       (224,662)
----------------------------    -------------------------------    -------------------------------

        (22)          21,210            (45,849)         18,335           (274,919)       (228,973)


  5,325,602        1,473,297          1,306,760         210,153          2,362,262       1,382,714

  3,510,331        1,050,472            975,176         294,874          1,501,639       1,647,343

   (205,005)          (8,294)          (123,188)           (183)           (49,199)        (27,195)
    (10,745)             (97)            (1,721)              -             (8,844)           (341)
----------------------------    -------------------------------    -------------------------------

  8,620,183        2,515,378          2,157,027         504,844          3,805,858       3,002,521
----------------------------    -------------------------------    -------------------------------

  8,620,161        2,536,588          2,111,178         523,179          3,530,939       2,773,548


  2,536,588                -            523,179               -          2,773,548               -
----------------------------    -------------------------------    -------------------------------
$11,156,749       $2,536,588         $2,634,357        $523,179         $6,304,487      $2,773,548
============================    ===============================    ===============================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                             Gabelli Global                   Great Companies -
                                                            Growth Subaccount                Global/2/ Subaccount
                                                       -----------------------------    ------------------------------
                                                               2001         2000 (2)             2001          2000 (2)
                                                       -----------------------------    ------------------------------
Operations:
 Net investment income (loss)                               $  (24,157)    $   (529)           $ (2,622)      $    (52)
 Net realized capital gains (losses) on investments           (104,514)         (31)             (2,893)            (2)
 Net change in unrealized appreciation/depreciation
  of investments                                               (92,676)     (10,993)             (3,035)           449
                                                       -----------------------------    ------------------------------
Increase (decrease) in net assets from operations             (221,347)     (11,553)             (8,550)           395

Contract transactions:
 Net contract purchase payments                              1,134,807      130,218             346,376         39,925
 Transfer payments from (to) other subaccounts or
  general account                                              580,482      629,391              64,368              1
 Contract terminations, withdrawals and other
  deductions                                                   (60,197)           -              (2,406)             -
 Contract maintenance charges                                     (597)           -                (119)             -
                                                       -----------------------------    ------------------------------
Increase (decrease) in net assets from contract
 transactions                                                1,654,495      759,609             408,219         39,926
                                                       -----------------------------    ------------------------------
Net increase (decrease) in net assets                        1,433,148      748,056             399,669         40,321

Net assets:
 Beginning of the period                                       748,056            -              40,321              -
                                                       -----------------------------    ------------------------------
 End of the period                                          $2,181,204     $748,056            $439,990       $ 40,321
                                                       =============================    ==============================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

    Great             Great              American            American           Van Kampen
 Companies -       Companies -        Century Income         Century             Emerging
 America/SM/      Technology/SM/         & Growth         International           Growth
  Subaccount        Subaccount          Subaccount          Subaccount          Subaccount
--------------   ----------------    ----------------    ----------------    ----------------
   2001 (3)          2001 (3)            2001 (3)            2001 (3)            2001 (3)
--------------   ----------------    ----------------    ----------------    ----------------
    $   (508)        $ (2,417)         $   (2,331)          $ (2,492)          $   (6,484)

        (175)         (21,903)               (957)              (534)                 179

       5,769           72,785              35,614             (6,565)              27,638
--------------   ----------------    ----------------    ----------------    ----------------

       5,086           48,465              32,326             (9,591)              21,333


     176,549          634,797             567,500            668,459            1,926,068

     117,027          107,234             425,592            138,805              817,707

      (2,743)         (11,622)             (9,068)            (1,662)              (4,843)
          (3)             (49)                (38)                (3)                 (45)
--------------   ----------------    ----------------    ----------------    ----------------

     290,830          730,360             983,986            805,599            2,738,887
--------------   ----------------    ----------------    ----------------    ----------------

     295,916          778,825           1,016,312            796,008            2,760,220

           -                -                   -                  -                    -
--------------   ----------------    ----------------    ----------------    ----------------
    $295,916         $778,825          $1,016,312           $796,008           $2,760,220
==============   ================    ================    ================    ================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                Statements of Changes in Net Assets (continued)



                                                 Janus Aspen - Aggressive         Janus Aspen - Strategic
                                                    Growth Subaccount                 Value Subaccount
                                             ------------------------------    ----------------------------
                                                 2001             2000 (2)          2001          2000 (2)
                                             ------------------------------    ----------------------------
Operations:
 Net investment income (loss)                $  (12,035)        $   (126)       $  (13,242)      $   (485)
 Net realized capital gains
  (losses) on investments                       (79,770)             (39)          (10,305)            (5)
 Net change in unrealized
  appreciation/depreciation
  of investments                               (101,723)          (6,519)          (90,767)         3,763
                                             ------------------------------     ---------------------------
Increase (decrease) in net assets
 from operations                               (193,528)          (6,684)         (114,314)         3,273

Contract transactions:
 Net contract purchase payments               1,284,411           85,675           545,367         99,111
 Transfer payments from (to) other
  subaccounts or general account                421,176           20,573         1,683,179        141,778
 Contract terminations,
  withdrawals and other deductions              (13,759)               -            (5,972)             -
 Contract maintenance charges                      (305)               -            (1,244)           (37)
                                             ------------------------------     ---------------------------
Increase (decrease) in net assets
 from contract transactions                   1,691,523          106,248         2,221,330        240,852
                                             ------------------------------     ---------------------------
Net increase (decrease) in net
 assets                                       1,497,995           99,564         2,107,016        244,125

Net assets:
 Beginning of the period                         99,564                -           244,125              -
                                             ------------------------------     ---------------------------
 End of the period                           $1,597,560         $ 99,564        $2,351,141       $244,125
                                             ==============================     ===========================

(1) Commencement of operations, May 1, 2000.
(2) Commencement of operations, October 9, 2000.
(3) Commencement of operations, May 1, 2001.

See accompanying notes.

                                    Alliance           Alliance
                                    Growth &            Premier
   Janus Aspen - Worldwide           Income             Growth
      Growth Subaccount            Subaccount         Subaccount
------------------------------  ---------------    ---------------
    2001             2000 (2)        2001 (3)          2001 (3)
------------------------------  ---------------    ---------------
 $  (25,261)       $   (802)        $  (16,148)        $  (11,906)

    (82,816)              -             (5,031)            (2,372)

   (365,737)        (28,890)            97,662            146,760
----------------------------    ---------------    ---------------

   (473,814)        (29,692)            76,483            132,482

  2,277,258         684,670          3,731,718          3,350,905

    952,556         162,675          1,876,402            865,896

    (92,312)           (144)           (13,421)           (14,589)
     (2,507)              -               (639)               (53)
----------------------------    ---------------    ---------------
  3,134,995         847,201          5,594,060          4,202,159
----------------------------    ---------------    ---------------
  2,661,181         817,509          5,670,543          4,334,641

    817,509               -                  -                  -
----------------------------    ---------------    ---------------
 $3,478,690        $817,509         $5,670,543         $4,334,641
============================    ===============    ===============

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                         Notes to Financial Statements

                               December 31, 2001


1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company Separate Account B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-four investment subaccounts, including fourteen in specified portfolios of the Endeavor Series Trust, three in specified portfolios of the Merrill Lynch Variable Series Funds, Inc., two in specified portfolios of the Transamerica Variable Insurance Fund, Inc., two in specified portfolios of the Variable Insurance Products Fund (VIP), one in Fidelity - VIP II Contrafund(R) Portfolio of the Variable Insurance Products Fund II (VIP II), two in specified portfolios of the Variable Insurance Products Fund III (VIP III), fifteen in specified portfolios of the AEGON/Transamerica Series Fund, Inc., three in specified portfolios of the Janus Aspen Series, and two in specified portfolios of the Alliance Variable Products Series Fund, Inc. (each a Series Fund and collectively The Series Funds). Activity in these forty-four investment subaccounts is available to contract owners of the Transamerica Landmark ML Variable Annuity. All portfolios of the Mutual Fund Account, except for those of the Merrill Lynch Variable Series Fund, Inc., are also available to the contract owners of the Transamerica Landmark Variable Annuity and the Transamerica Freedom Variable Annuity, also issued by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Transamerica Landmark ML Variable Annuity only.

Transamerica Life changed its name from PFL Life Insurance Company effective March 1, 2001. Transamerica Life changed the names of the Transamerica Landmark ML Variable Annuity from PFL Endeavor ML Variable Annuity effective May 1, 2001.

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                   Notes to Financial Statements (continued)


1. Organization and Summary of Significant Accounting Policies (continued)

In conjunction with this change, the WRL Alger Aggressive Growth Subaccount, the WRL Goldman Sachs Growth Subaccount, the WRL NWQ Value Equity Subaccount, the WRL Pilgrim Baxter Mid Cap Growth Subaccount, the WRL Salomon All Cap Subaccount, the WRL T. Rowe Price Dividend Growth Subaccount, the WRL T. Rowe Price Small Cap Subaccount, the WRL Gabelli Growth Subaccount, and the WRL Great Companies Global2 Subaccount changed their name to the Alger Aggressive Growth Subaccount, the Goldman Sachs Growth Subaccount, the NWQ Value Equity Subaccount, the Pilgrim Baxter Mid Cap Growth Subaccount, the Salomon All Cap Subaccount, the T. Rowe Price Dividend Subaccount, the T. Rowe Price Small Cap Subaccount, the Gabelli Growth Subaccount, and the Great Companies - Global/2/ Subaccount, respectively.

Effective September 1, 2000, the Janus Global Subaccount, formerly the WRL Janus Global Subaccount, was no longer available to new contract owners.

Prior to October 9, 2000, contract owners of the Transamerica Landmark ML Variable Annuity were able to allocate a portion of their deposits to four subaccounts of the PFL Endeavor Target Account (the Target Account), an open-end management investment company. The subaccounts of the Target Account invested in common stock of the five or ten companies in the Dow Jones Industrial Average that have the highest dividend yield as of a specified business day. Pursuant to a contract owner vote in September 2000, the investments in the Target Account were liquidated and the net cash proceeds were transferred on October 9, 2000 to the Capital Guardian U.S. Equity Subaccount, a newly created subaccount of the Mutual Fund Account. This transfer, in the amount of $7,854,136 is included in the transfer payments from (to) other subaccounts or general account amount in the Statements of Changes in Net Assets. The Capital Guardian U.S. Equity subaccount reflects the results of operations from commencement of operations on October 9, 2000 and, accordingly, do not reflect the prior results of operations of the Target Account. The Target Account is no longer an investment option for contract owners of the Transamerica Landmark ML Variable Annuity.

Investments

Net purchase payments received by the Mutual Fund Account for the Transamerica Landmark ML Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2001.

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                   Notes to Financial Statements (continued)


1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses on investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Reclassifications

Certain amounts in the 2000 Statements of Changes in Net Assets have been reclassified to conform to the 2001 financial statement presentation.

2. Investments

A summary of the mutual fund investments at December 31, 2001 follows:

                                                    Net Asset
                                  Number of         Value Per
                                 Shares Held          Share      Market Value      Cost
                              --------------------------------------------------------------
Endeavor Series Trust:
  Endeavor Money Market
   Portfolio                    18,542,069.850        $ 1.00     $18,542,070     $18,542,070
  Endeavor Asset Allocation
   Portfolio                     1,960,808.406         15.73      30,843,516      37,334,496
  T. Rowe Price International
   Stock Portfolio               1,886,967.745          9.16      17,284,625      27,975,850
  Capital Guardian Value
   Portfolio                     1,133,087.084         17.35      19,659,061      20,328,900
  Dreyfus Small Cap Value
   Portfolio                     3,338,945.904         15.72      52,488,230      52,487,528
  Dreyfus U. S. Government
   Securities Portfolio          1,590,801.450         11.89      18,914,629      18,678,390
  T. Rowe Price Equity Income
   Portfolio                     2,116,248.625         18.09      38,282,938      39,760,387
  T. Rowe Price Growth Stock
   Portfolio                     1,985,492.413         19.56      38,836,232      48,813,752
  Jennison Growth Portfolio        639,383.510          8.23       5,262,126       7,274,318

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                   Notes to Financial Statements (continued)

2. Investments (continued)

                                                                                Net Asset
                                                              Number of         Value Per
                                                            Shares Held           Share      Market Value        Cost
                                                          --------------------------------------------------------------
Endeavor Series Trust (continued):
     Endeavor Enhanced Index Portfolio                       2,721,779.989        $13.24     $36,036,367    $ 44,791,901
     Capital Guardian Global Portfolio                         775,257.211         10.57       8,194,469      10,445,623
     Endeavor High Yield Portfolio                             781,727.208          8.90       6,957,372       7,373,028
     Endeavor Janus Growth Portfolio                         1,287,742.538         46.95      60,459,512     103,525,297
     Capital Guardian U.S. Equity Portfolio                  1,106,689.305          9.74      10,779,154      10,856,766
 Merrill Lynch Variable Series Funds, Inc.:
     Merrill Lynch High Current Income Fund                  1,327,081.158          7.53       9,992,921      11,950,522
     Merrill Lynch Developing Capital Markets Focus Fund       292,076.705          7.36       2,149,685       2,436,470
     Merrill Lynch Basic Value Focus Fund                    3,301,885.276         13.47      44,476,395      45,124,837
Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                         486,418.277         17.67       8,595,011       9,635,153
     Transamerica VIF Small Company Portfolio                   37,678.718         11.18         421,248         370,916
Variable Insurance Products Fund (VIP):
     Fidelity - VIP Equity-Income Portfolio                    280,165.444         22.59       6,328,937       6,423,681
     Fidelity - VIP Growth Portfolio                             9,649.205         33.34         321,704         313,159
Variable Insurance Products Fund II (VIP II):
     Fidelity - VIP II Contrafund(R) Portfolio                 328,301.000         20.00       6,566,020       7,047,712
Variable Insurance Products Fund III (VIP III):
     Fidelity - VIP III Growth Opportunities Portfolio          72,041.963         15.04       1,083,511       1,164,000
     Fidelity - VIP III Mid Cap Portfolio                      610,185.695         19.49      11,892,519      11,566,012

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                   Notes to Financial Statements (continued)

2. Investments (continued)

                                                                             Net Asset
                                                              Number of      Value Per
                                                             Shares Held       Share       Market Value        Cost
                                                           --------------------------------------------------------------
AEGON/Transamerica Series Fund, Inc.:
     Alger Aggressive Growth                                 312,774.746        $16.34     $ 5,110,739     $ 5,794,845
     Goldman Sachs Growth                                    385,454.648          9.09       3,503,783       3,704,203
     Janus Global                                            176,419.001         18.32       3,231,996       5,483,528
     NWQ Value Equity                                        211,534.961         14.09       2,980,528       3,018,137
     Pilgrim Baxter Mid Cap Growth                           586,215.195          9.65       5,656,977       8,084,039
     Salomon All Cap                                         854,291.656         13.06      11,157,049      11,143,569
     T. Rowe Price Dividend Growth                           272,428.512          9.67       2,634,384       2,608,074
     T. Rowe Price Small Cap                                 574,914.350         10.97       6,306,810       6,549,132
     Gabelli Global Growth                                   266,981.726          8.17       2,181,241       2,284,910
     Great Companies - Global/2/                              61,971.058          7.10         439,995         442,581
     Great Companies - America(SM)                            29,710.538          9.96         295,917         290,148
     Great Companies - Technology(SM)                        183,253.920          4.25         778,829         706,044
     American Century Income & Growth                        107,206.545          9.48       1,016,318         980,704
     American Century International                           94,651.813          8.41         796,022         802,587
     Van Kampen Emerging Growth                              141,988.007         19.44       2,760,247       2,732,609
Janus Aspen Series:
     Janus Aspen - Aggressive Growth Portfolio                73,520.259         21.73       1,597,595       1,705,837
     Janus Aspen - Strategic Value Portfolio                 256,117.753          9.18       2,351,161       2,438,165
     Janus Aspen - Worldwide Growth Portfolio                122,577.766         28.38       3,478,757       3,873,384
Alliance Variable Products Series Fund, Inc.:
     Alliance Growth & Income Portfolio                      257,404.261         22.03       5,670,616       5,572,954
     Alliance Premier Growth Portfolio                       173,387.305         25.00       4,334,683       4,187,923

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                   Notes to Financial Statements (continued)

2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:

                                                                  Purchases         Sales
                                                             --------------------------------
Endeavor Series Trust:
     Endeavor Money Market Portfolio                             $29,363,602     $19,289,676
     Endeavor Asset Allocation Portfolio                          13,793,909       4,137,063
     T. Rowe Price International Stock Portfolio                   8,366,514       2,473,929
     Capital Guardian Value Portfolio                              9,047,459       1,423,615
     Dreyfus Small Cap Value Portfolio                            23,899,327       3,909,273
     Dreyfus U. S. Government Securities Portfolio                10,942,922       1,461,982
     T. Rowe Price Equity Income Portfolio                        13,520,967       2,525,200
     T. Rowe Price Growth Stock Portfolio                         14,425,058       5,558,469
     Jennison Growth Portfolio                                       966,841         721,215
     Endeavor Enhanced Index Portfolio                             6,248,212       4,899,550
     Capital Guardian Global Portfolio                             2,090,055       2,831,307
     Endeavor High Yield Portfolio                                 3,488,429         519,860
     Endeavor Janus Growth Portfolio                               7,908,315      12,173,454
     Capital Guardian U.S. Equity Portfolio                        3,644,632       1,235,316
Merrill Lynch Variable Series Funds, Inc.:
     Merrill Lynch High Current Income Fund                        4,047,633       1,229,942
     Merrill Lynch Developing Capital Markets Focus Fund           1,026,057       1,290,249
     Merrill Lynch Basic Value Focus Fund                         18,256,539       2,121,596
Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                             7,491,844         376,830
     Transamerica VIF Small Company Portfolio                        374,716           4,087
Variable Insurance Products Fund (VIP):
     Fidelity - VIP Equity-Income Portfolio                        6,991,518       1,428,629
     Fidelity - VIP Growth Portfolio                                 343,969          26,758
Variable Insurance Products Fund II (VIP II):
     Fidelity - VIP II Contrafund(R) Portfolio                     4,695,292       1,778,858
Variable Insurance Products Fund III (VIP III):
     Fidelity - VIP III Growth Opportunities Portfolio               866,370         270,815
     Fidelity - VIP III Mid Cap Portfolio                          8,070,623       3,188,078
AEGON/Transamerica Series Fund, Inc.:
     Alger Aggressive Growth                                       3,914,335       1,261,372
     Goldman Sachs Growth                                          3,629,217         735,509
     Janus Global                                                    580,176         785,419
     NWQ Value Equity                                              3,203,818         514,728
     Pilgrim Baxter Mid Cap Growth                                 4,179,518         717,519
     Salomon All Cap                                               9,105,183         472,783
     T. Rowe Price Dividend Growth                                 3,199,300       1,058,987
     T. Rowe Price Small Cap                                       4,344,268         596,551
     Gabelli Global Growth                                         2,432,738         802,367

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                   Notes to Financial Statements (continued)

2. Investments (continued)

                                                                                     Purchases         Sales
                                                                                   ----------------------------
 AEGON/Transamerica Series Fund, Inc. (continued):
   Great Companies - Global/2/                                                       $  420,038      $ 14,436
   Great Companies - America(SM)                                                        295,715         5,392
   Great Companies - Technology(SM)                                                     799,700        71,753
   American Century Income & Growth Portfolio                                         1,000,371        18,710
   American Century International Portfolio                                             806,010         2,889
   Van Kampen Emerging Growth Portfolio                                               2,749,644        12,839
  Janus Aspen Series:
   Janus Aspen - Aggressive Growth Portfolio                                          2,066,109       386,583
   Janus Aspen - Strategic Value Portfolio                                            2,334,960       126,852
   Janus Aspen - Worldwide Growth Portfolio                                           3,334,405       224,605
  Alliance Variable Products Series Fund, Inc.:
   Alliance Growth & Income Portfolio                                                 5,639,456        58,488
   Alliance Premier Growth Portfolio                                                  4,216,644        22,637

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

                                        Endeavor       Endeavor    T. Rowe Price     Capital        Dreyfus
                                          Money          Asset     International     Guardian      Small Cap
                                         Market       Allocation       Stock          Value          Value
                                       Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                     --------------------------------------------------------------------------
 Units outstanding
  at January 1, 2000                    4,831,752      6,487,142      6,631,575      5,415,567      7,793,525
 Units purchased                        5,318,343      1,211,785      3,119,581        643,206      2,184,993
 Units redeemed and
  transferred                          (3,797,217)     1,455,330      2,952,063       (555,273)     3,194,497
                                     --------------------------------------------------------------------------
 Units outstanding
  at December 31, 2000                  6,352,878      9,154,257     12,703,219      5,503,500     13,173,015
 Units purchased                        5,789,624      2,562,220      2,014,941      2,372,697      5,470,234
 Units redeemed and
  transferred                           2,043,309      1,207,358       (151,396)     2,033,947      1,722,788
                                     --------------------------------------------------------------------------
 Units outstanding
  at December 31, 2001                 14,185,811     12,923,835     14,566,764      9,910,144     20,366,037
                                     ==========================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                   Notes to Financial Statements (continued)


3. Accumulation Units Outstanding (continued)

                               Dreyfus U.S.                                                         Endeavor
                                Government     T. Rowe Price    T. Rowe Price      Jennison         Enhanced
                                Securities     Equity Income     Growth Stock       Growth           Index
                                Subaccount       Subaccount       Subaccount      Subaccount       Subaccount
                              ---------------------------------------------------------------------------------
 Units outstanding at
   January 1, 2000              6,195,700        10,772,575       9,495,771        5,213,901       18,094,951
 Units purchased                  878,294         1,810,027       2,287,254          495,272        3,954,329
 Units redeemed and
   transferred                   (134,079)          207,951       1,329,209          170,553        2,696,698
                              ---------------------------------------------------------------------------------
 Units outstanding at
   December 31, 2000            6,939,915        12,790,553      13,112,234        5,879,726       24,745,978
 Units purchased                3,803,308         3,451,934       4,006,042          401,108        2,866,655
 Units redeemed and
   transferred                  3,516,042         1,983,414        (444,457)        (192,915)      (1,194,874)
                              ---------------------------------------------------------------------------------
 Units outstanding at
   December 31, 2001           14,259,265        18,225,901      16,673,819        6,087,919       26,417,759
                              =================================================================================

                                 Capital                          Endeavor         Capital        Merrill Lynch
                                Guardian          Endeavor          Janus          Guardian       High Current
                                 Global          High Yield        Growth         U.S. Equity        Income
                               Subaccount        Subaccount      Subaccount       Subaccount       Subaccount
                              ---------------------------------------------------------------------------------
 Units outstanding at
   January 1, 2000              3,472,014         2,924,401       1,656,058                -        8,611,197
 Units purchased                2,385,987           614,540         549,651          927,603          688,216
 Units redeemed and
   transferred                  2,109,496           866,608         478,928        8,823,743       (1,074,367)
                              ---------------------------------------------------------------------------------
 Units outstanding at
   December 31, 2000            7,967,497         4,405,549       2,684,637        9,751,346        8,225,046
 Units purchased                1,031,319         1,640,424       1,131,563        1,866,311        2,170,345
 Units redeemed and
   transferred                 (1,568,279)        1,211,213          (9,160)         998,826          (90,892)
                              ---------------------------------------------------------------------------------
 Units outstanding at
   December 31, 2001            7,430,537         7,257,186       3,807,040       12,616,483       10,304,499
                              =================================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                   Notes to Financial Statements (continued)


3. Accumulation Units Outstanding (continued)

                                 Merrill Lynch
                                   Developing     Merrill Lynch                    Transamerica      Fidelity-
                                    Capital        Basic Value     Transamerica      VIF Small      VIP Equity-
                                 Markets Focus        Focus         VIF Growth        Company         Income
                                   Subaccount       Subaccount      Subaccount      Subaccount      Subaccount
                                -------------------------------------------------------------------------------
 Units outstanding at
   January 1, 2000                 2,329,088       12,893,229                -              -               -
 Units purchased                     934,265        4,114,216        1,599,227              -         489,114
 Units redeemed and
   transferred                       682,071        2,425,368        1,147,113              -         468,121
                                -------------------------------------------------------------------------------
 Units outstanding at
   December 31, 2000               3,945,424       19,432,813        2,746,340              -         957,235
 Units purchased                     148,832        8,391,688        5,410,266        322,945       2,168,589
 Units redeemed and
   transferred                      (621,511)       3,603,713        3,889,358         57,436       3,196,673
                                -------------------------------------------------------------------------------
 Units outstanding at
   December 31,                    3,472,745       31,428,214       12,045,964        380,381       6,322,497
                                ===============================================================================

                                                    Fidelity -       Fidelity -      Fidelity -      Alger
                                   Fidelity -        VIP II        VIP III Growth     VIP III      Aggressive
                                   VIP Growth     Contrafund(R)    Opportunities      Mid Cap        Growth
                                   Subaccount      Subaccount       Subaccount       Subaccount    Subaccount
                                -------------------------------------------------------------------------------
 Units outstanding at
   January 1, 2000                         -                -                -                -             -
 Units purchased                           -        3,342,921          428,156        1,825,307     2,848,827
 Units redeemed and
   transferred                             -        1,417,139          303,319        4,583,226     1,730,131
                                -------------------------------------------------------------------------------
 Units outstanding at
  December 31, 2000                        -        4,760,060          731,475        6,408,533     4,578,958
 Units purchased                     214,353        1,975,075          441,717        3,920,964     2,655,227
 Units redeemed and
  transferred                        156,433        1,341,267          299,315          954,968     1,412,146
                                -------------------------------------------------------------------------------
 Units outstanding
  at December 31, 2001               370,786        8,076,402        1,472,507       11,284,465     8,646,331
                                ===============================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                   Notes to Financial Statements (continued)


3. Accumulation Units Outstanding  (continued)

                                                                                                    Pilgrim Baxter
                                              Goldman                              NWQ Value           Mid Cap            Salomon
                                            Sachs Growth       Janus Global          Equity             Growth            All Cap
                                             Subaccount         Subaccount         Subaccount         Subaccount        Subaccount
                                        ------------------------------------------------------------------------------------------
 Units outstanding at January 1, 2000                 -                  -                  -                  -                 -
 Units purchased                                747,854          3,377,548            191,645          2,905,821         1,445,796
 Units redeemed and transferred                 245,033          2,472,167            145,043          2,180,803         1,012,654
                                        ------------------------------------------------------------------------------------------
 Units outstanding at December 31, 2000         992,887          5,849,715            336,688          5,086,624         2,458,450
 Units purchased                              1,771,291           (378,777)         1,337,996          3,792,176         5,309,380
 Units redeemed and transferred               1,636,843                  -          1,243,541          1,563,635         3,220,050
                                        ------------------------------------------------------------------------------------------
 Units outstanding at December 31, 2001       4,401,021          5,470,938          2,918,225         10,442,435        10,987,880
                                        ==========================================================================================

                                           T. Rowe  Price                                                Great            Great
                                              Dividend         T. Rowe Price     Gabelli Global       Companies -      Companies -
                                               Growth            Small Cap           Growth            Global/2/        America(SM)
                                             Subaccount         Subaccount         Subaccount         Subaccount        Subaccount
                                        ------------------------------------------------------------------------------------------
 Units outstanding at January 1, 2000                 -                  -                  -                  -                 -
 Units purchased                                203,421          1,504,097            137,570             42,451                 -
 Units redeemed and transferred                 283,294          1,741,227            659,994                 (2)                -
                                        ------------------------------------------------------------------------------------------
 Units outstanding at December 31, 2000         486,715          3,245,324            797,564             42,449                 -
 Units purchased                              1,357,514          2,901,971          1,273,207            414,413           182,318
 Units redeemed and transferred                 814,279          1,784,457            520,825             78,772           118,870
                                        ------------------------------------------------------------------------------------------
 Units outstanding at December 31, 2001      $2,658,508          7,931,752          2,591,596            535,634           301,188
                                        ==========================================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                   Notes to Financial Statements (continued)


3. Accumulation Units Outstanding (continued)

                                                                 American
                                               Great             Century           American           Van Kampen      Janus Aspen -
                                            Companies -          Income &           Century            Emerging         Aggressive
                                           Technology(SM)         Growth         International          Growth            Growth
                                             Subaccount         Subaccount         Subaccount         Subaccount        Subaccount
                                        -------------------------------------------------------------------------------------------
 Units outstanding at January 1, 2000                 -                  -                  -                  -                 -
 Units purchased                                      -                  -                  -                  -           109,245
 Units redeemed and transferred                       -                  -                  -                  -            28,496
                                        ------------------------------------------------------------------------------------------
 Units outstanding at December 31, 2000               -                  -                  -                  -           137,741
 Units purchased                                892,197            623,933            797,546          2,408,952         2,456,120
 Units redeemed and transferred                 114,544            458,778            158,111          1,017,013           700,413
                                        ------------------------------------------------------------------------------------------
 Units outstanding at December 31, 2001       1,006,741          1,082,711            955,657          3,425,965         3,294,274
                                        ==========================================================================================

                                            Janus Aspen -      Janus Aspen -        Alliance          Alliance
                                              Strategic          Worldwide          Growth &           Premier
                                                Value             Growth             Income             Growth
                                             Subaccount         Subaccount         Subaccount         Subaccount
                                        ------------------------------------------------------------------------
 Units outstanding at January 1, 2000                 -                  -                  -                  -
 Units purchased                                100,824            750,278                  -                  -
 Units redeemed and transferred                 143,635            180,981                  -                  -
                                        ------------------------------------------------------------------------
 Units outstanding at December 31, 2000         244,459            931,259                  -                  -
 Units purchased                                589,522          2,858,563          4,113,929          4,073,328
 Units redeemed and transferred               1,773,231          1,118,226          2,013,516            997,272
                                        ------------------------------------------------------------------------
 Units outstanding at December 31, 2001       2,607,212          4,908,048          6,127,445          5,070,600
                                        ========================================================================

           Transamerica Life Insurance Company Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                   Notes to Financial Statements (continued)


4. Financial Highlights

The Mutual Fund Account offers or has offered various death benefit options, including a return of premium death benefit, a greater of 6% annually compounding through age 80 death benefit, and a monthly step-up through age 80 death benefit. These death benefit options have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in Note 6 to the financial statements. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

                                                 At December 31, 2001              Year Ended December 31, 2001, Except as Noted
                                    ------------------------------------------- ---------------------------------------------------
                                                      Unit Fair
                                                        Value                     Investment   Expense Ratio**     Total Return***
                                                      Lowest to          Net        Income          Lowest              Lowest
Subaccount                                Units        Highest         Assets       Ratio*        to Highest          to Highest
------------------------------------------------------------------------------- ---------------------------------------------------
Endeavor Money Market                  14,185,811  $1.01 to $1.37   $18,539,336      3.29%      1.25% to 1.55%     0.97%  to 2.26%
Endeavor Asset Allocation              12,923,835   0.96 to  2.69    30,843,509      1.93       1.25  to 1.55     (8.49) to (3.52)
T. Rowe Price International Stock      14,566,764   0.83 to  1.23    17,284,843      0.00       1.25  to 1.55    (24.14) to (16.97)
Capital Guardian Value                  9,910,144   1.02 to  2.32    19,659,073      0.71       1.25  to 1.55      2.15  to 5.16
Dreyfus Small Cap Value                20,366,037   0.98 to  3.17    52,488,224      0.00       1.25  to 1.55     (2.27) to 27.00
Dreyfus U.S. Government Securities     14,259,265   1.01 to  1.41    18,914,605      4.23       1.25  to 1.55       1.49 to 3.64
T. Rowe Price Equity Income            18,225,901   0.99 to  2.35    38,282,938      1.75       1.25  to 1.55      (1.27) to 0.75
T. Rowe Price Growth Stock             16,673,819   0.93 to  2.72    38,836,232      0.00       1.25  to 1.55     (11.43) to (6.48)
Jennison Growth                         6,087,919   0.86 to  0.87     5,262,132      2.08       1.25  to 1.55    (19.80) to (12.69)
Endeavor Enhanced Index                26,417,759   0.90 to  1.40    36,036,407      0.62       1.25  to 1.55    (13.33) to (10.09)
Capital Guardian Global                 7,430,537   0.87 to  1.13     8,194,306      0.00       1.25  to 1.55    (12.63) to (11.61)

                Transamerica Life Insurance Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                   Notes to Financial Statements (continued)


4. Financial Highlights (continued)

                                    At December 31, 2001                   Year Ended December 31, 2001, Except as Noted
                        --------------------------------------------    ---------------------------------------------------
                                         Unit Fair
                                           Value                        Investment    Expense Ratio**   Total Return***
                                         Lowest to          Net           Income          Lowest             Lowest
Subaccount                 Units          Highest          Assets         Ratio*        to Highest         to Highest
--------------------------------------------------------------------    ---------------------------------------------------
Endeavor High Yield      7,257,186    $0.96 to $0.98     $ 6,957,343       5.25%      1.25% to 1.55%      (2.11)% to 2.34%
Endeavor Janus
 Growth                  3,807,040     0.78 to 24.50      60,459,517       0.00        1.25 to 1.55      (29.81) to (21.55)
Capital Guardian
 U.S. Equity            12,616,483     0.84 to  0.95      10,778,946       0.09        1.25 to 1.55       (5.65) to (4.73)
Merrill Lynch High
 Current Income         10,304,499     0.97 to 0.98        9,992,873      10.55        1.25 to 1.55        (2.38) to 2.57
Merrill Lynch
 Developing
 Capital Markets
 Focus                   3,472,745     0.62 to 0.98        2,149,599       0.80        1.25 to 1.55        (2.03) to 0.06
Merrill Lynch Basic
 Value Focus            31,428,214     0.97 to 1.54       44,475,641       1.21        1.25 to 1.55        (2.58) to 2.81
Transamerica VIF
 Growth                 12,045,964     0.67 to 0.87        8,594,991       0.00        1.25 to 1.55      (18.89) to (12.74)
Transamerica
 VIF Small
 Company****               380,381         1.11              421,239       0.00        1.25 to 1.55        10.66 to 10.87
Fidelity - VIP
 Equity-Income           6,322,497     0.94 to 1.01        6,328,855       0.61        1.25 to 1.55       (6.68) to (6.23)
Fidelity - VIP
 Growth****                370,786         0.87              321,708       0.00        1.25 to 1.55      (13.30) to (13.13)
Fidelity - VIP II
 Contrafund(R)           8,076,402     0.79 to 0.95        6,565,921       0.59        1.25 to 1.55      (13.81) to (5.28)
Fidelity - VIP III
 Growth Opportunities    1,472,507     0.71 to 0.91        1,083,506       0.29        1.25 to 1.55      (15.95) to (8.66)
Fidelity - VIP III
 Mid Cap                11,284,465     1.03 to 1.06       11,892,358       0.00        1.25 to 1.55       (5.00) to 2.92
Alger Aggressive
 Growth                  8,646,331     0.57 to 0.90        5,110,673       0.00        1.25 to 1.55      (17.74) to (9.91)
Goldman Sachs
 Growth                  4,401,021     0.77 to 0.88        3,503,771       0.95        1.25 to 1.55      (15.41) to (11.57)
Janus Global             5,470,938     0.59 to 0.59        3,231,933       0.91        1.40 to 1.55      (24.03) to (23.92)
NWQ Value Equity         2,918,225     0.94 to 1.05        2,980,488       0.17        1.25 to 1.55       (5.67) to (3.17)
Pilgrim Baxter Mid
 Cap Growth             10,442,435     0.50 to 0.82        5,656,859       0.00        1.25 to 1.55      (36.91) to (17.57)
Salomon All Cap         10,987,880     0.94 to 1.04       11,156,749       1.63        1.25 to 1.55        (5.54) to 0.67
T. Rowe Price
 Dividend Growth         2,658,508     0.96 to 1.02        2,634,357       0.49        1.25 to 1.55        (5.64) to (3.63)
T. Rowe Price
 Small Cap               7,931,752     0.76 to 0.96        6,304,487       0.00        1.25 to 1.55      (11.10) to (4.40)
Gabelli Global
 Growth                  2,591,596     0.83 to 0.89        2,181,204       0.15        1.25 to 1.55      (11.49) to (10.76)

                Transamerica Life Insurance Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                   Notes to Financial Statements (continued)


4. Financial Highlights (continued)

                                    At December 31, 2001                    Year Ended December 31, 2001, Except as Noted
                        --------------------------------------------    -----------------------------------------------------
                                         Unit Fair
                                           Value                        Investment     Expense Ratio**      Total Return***
                                         Lowest to          Net           Income           Lowest              Lowest
Subaccount                Units          Highest          Assets          Ratio*         to Highest          to Highest
--------------------------------------------------------------------    -----------------------------------------------------
Great Companies -
 Global/2/                535,634    $0.78 to $0.92     $  439,990         0.04%       1.25% to 1.55%     (18.11)% to (7.81)%
Great Companies -
 America(SM)****          301,188         0.98             295,916         0.17         1.25 to 1.55       (1.79) to (1.60)
Great Companies -
 Technology(SM)****     1,006,741         0.77             778,825         0.00         1.25 to 1.55      (22.68) to (22.52)
American Century
 Income & Growth****    1,082,711         0.94           1,016,312         0.00         1.25 to 1.55        (6.17) to (5.99)
American Century
International****         955,657         0.83             796,008         0.00         1.25 to 1.55      (16.76) to (16.60)
Van Kampen
 Emerging Growth****    3,425,965         0.81           2,760,220         0.03         1.25 to 1.55      (19.47) to (19.31)
Janus Aspen -
 Aggressive Growth      3,294,274     0.40 to 0.77       1,597,560         0.00         1.25 to 1.55      (40.52) to (22.98)
Janus Aspen -
 Strategic Value        2,607,212     0.90 to 0.91       2,351,141         0.20         1.25 to 1.55       (9.79) to (9.32)
Janus Aspen -
 Worldwide Growth       4,908,048     0.61 to 0.84       3,478,690         0.32         1.25 to 1.55      (23.81) to (16.29)
Alliance Growth &
 Income****             6,127,445         0.93           5,670,543         0.02         1.25 to 1.55       (7.49) to (7.31)
Alliance Premier
 Growth****             5,070,600     0.85 to 0.86       4,334,641         0.00         1.25 to 1.55      (14.55) to (14.38)

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
** These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Mutual Fund Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
**** Commencement of operations, May 1, 2001. Expense ratio has been annualized.

                Transamerica Life Insurance Separate Account B -
                   Transamerica Landmark ML Variable Annuity

                     Notes to Financial Statements (continued)


5. Assets Retained by Transamerica Life

A summary of those subaccounts for which the market value of Transamerica Life's capital contributions exceed 5% of net assets follows:

                                                                         Market
  Subaccount                                                              Value
  ------------------------------------------------------------------------------
  Great Companies - Global/2/                                            $2,620

6. Administrative, Mortality, and Expense Risk Charges

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner's account. This charge is waived if the sum of the premium payments less the sum of the partial withdrawals equals or exceeds $50,000 on the policy anniversary. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses. In addition, during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective annual rate of .15% of the contract owners' account for certain contracts issued prior to May 1, 2001.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. For the Greater of 6% Annual Compounding Death Benefit or Monthly Step-Up Death Benefit, this change is equal to an effective annual rate of 1.35% of the value of the contract owner's individual account. For the Return of Premium Death Benefit and units in income phase, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owner's individual account.

Prior to May 1, 2001, Transamerica Life offered a 5% Annually Compounding Death Benefit and a Double Enhanced Death Benefit with a charge equal to an annual effective rate of 1.25% of the value of the contract owner's individual account. They also offered a Return of Premium Death Benefit with a corresponding charge equal to an annual effective rate of 1.10% of the value of the contract owner's individual account. These options are no longer available subsequent to May 1, 2001.

                Transamerica Life Insurance Separate Account B-
                   Transamerica Landmark ML Variable Annuity

                   Notes to Financial Statements (continued)

7. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

PART C       OTHER INFORMATION


ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

        (a)  Financial Statements

             All required financial statements are included in Part B of this Registration Statement.

        (b)  Exhibits:  The following exhibits are filed herewith:

             (1)  (a)  Resolution of the Board of Directors of PFL Life
                       Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

                  (b)  Authorization Changing Name of the Mutual Fund Account.
                       Note 9.


             (2)       Not Applicable.

             (3)  (a)  Principal Underwriting Agreement by and between PFL Life
                       Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and MidAmerica Management Corporation. Note 3.

                (a)(1) Principal Underwriting Agreement by and between PFL Life
                       Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation.
                       Note 12.

                (a)(2) Termination of Principal Underwriting Agreement by and
                       between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

                (a)(3) Form of Amended and Reinstated Principal Underwriting
                       Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.


                  (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.
             (4)  (a)  Form of Policy for the Endeavor Variable Annuity. Note 3.

                  (b)  Form of Policy Endorsement (Required Distributions). Note
                       3.

                  (c)  Form of Policy Endorsement (Death Benefits). Note 4.

                  (d)  Form of Policy Endorsement (Nursing Care). Note 7.

                  (e)  Form of Policy Endorsement (Death Benefit). Note 8.

                  (f)  Form of Policy for the Endeavor Variable Annuity. Note
                       10.

                  (g)  Form of Policy Endorsement (Nursing Care). Note 10.

                  (h)  Form of Policy for the Endeavor FI Variable Annuity.
                       Note 11.

                  (i)  Form of Policy Endorsement for the Endeavor FI (Nursing
                       Care).  Note 11

                  (j) Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

                  (k)  Form of Policy for the Endeavor Variable Annuity.
                       Note 12.

                  (l) Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

                  (m) Form of Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

                       (GMIB) Note 14.

                  (n) Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b)
                       Loan). Note 15.

                  (o) Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20

                  (p) Form of Group Certificate for the Endeavor Variable Annuity. Note 20

                  (q) Form of Individual Policy for the Endeavor Variable Annuity. Note 20

                  (r)  Form of Policy for the Separate Account VA B. Note
                       24

                  (s)  Form of Policy Rider (Additional Death Distribution).
                       Note 24


                  (t)  Form of Policy Endorsement (Initial Payment Guarantee).
                       Note 24

                  (u)  Form of Policy Rider (Managed Annuity Program), Note 26

                  (v)  Form of Individual Policy for the Separate Account VA B.
                       Note 31.

                  (w)  Form of Policy Rider (Liquidity Rider). Note 31

             (5)  (a)  Form of Application for the Endeavor Variable Annuity.
                       Note 11.

                  (b)  Form of Application for the Endeavor FI Variable Annuity.
                       Note 11.

                  (c) Form of Application for the Endeavor ML Variable Annuity. Note 11.

                  (d) Form of Application for the PFL Endeavor Variable Annuity. Note 12.

                  (e) Form of Application for the PFL Endeavor Variable Annuity. Note 14.

                  (f) Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

                  (g) Form of Group Master Application for the Endeavor Variable Annuity. Note 20

                  (h)  Form of Application for Transamerica Landmark Note 24

                  (i)  Form of Application for Transamerica Landmark ML. Note 24

                  (j)  Form of Application for Transamerica Landmark. Note 31

                  (k) Form of Application for Transamerica Landmark with Merrill Lynch Funds. Note 31.


             (6)  (a)  Articles of Incorporation of PFL Life Insurance Company.
                       Note 3.

                  (b)  Bylaws of PFL Life Insurance Company. Note 3.

             (7)       Not Applicable.

             (8)  (a)  Participation Agreement by and between PFL Life Insurance
                       Company and Endeavor Series Trust. Note 3.

                  (b)  Participation Agreement with WRL Series Fund, Inc. Note
                       5.

               (b)(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17

            (8)(b)(2) Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22

               (b)(3) Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24

               (b)(4) Form of Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 30.


                  (c) Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

                  (d) Amendment and Assignment of Administrative Services Agreement. Note 3.

                  (e)  Second Amendment to Administrative Services Agreement.
                       Note 4.

                  (f) Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

                  (g) Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

                  (h) Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.
                       Note 11.

               (h)(1) Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

            (8)(h)(2) Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

               (h)(3) Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 30.


                  (i) Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc.
                       Note 20

               (i)(1)  Termination of Participation Agreement (Transamerica).
                       Note 26

               (i)(2)  Participation Agreement (Transamerica). Note 26

               (i)(3)  Addendum to Participation Agreement (Transamerica).
                       Note 26

                  (j) Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

               (j)(1) Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

               (j)(2) Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

               (j)(3) Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company.
                       Note 25

               (j)(4) Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

               (j)(5) Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company.
                       Note 25

                  (k) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

               (k)(1) Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company.
                       Note 20

               (k)(2) Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

               (k)(3) Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

               (8)(l) Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

            (8)(l)(1) Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

               (8)(m) Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

               (m)(1) Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

               (8)(n) Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

               (n)(1) Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 30.

               (8)(o) Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

               (o)(1) Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

               (o)(2) Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 30.

             (9)  (a)  Opinion and Consent of Counsel. Note 2.

                  (b)  Consent of Counsel. Note 2.

             (10) (a)  Consent of Independent Auditors. Note 30.

                  (b)  Opinion and Consent of Actuary. Note 30.


             (11)      Not Applicable.

             (12)      Not Applicable.

             (13)      Performance Data Calculations. Note 16.

             (14) Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 6. (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10. Larry N. Norman Note 14. Bart Herbert, Jr. Note 24.

     Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.

     Note 2. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.

     Note 3. Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.

     Note 4. Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.

     Note 5. Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.

     Note 6. Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.

     Note 7. Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.

     Note 8. Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.

     Note 9. Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.

     Note 10. Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.

     Note 11. Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.

     Note 12. Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.

     Note 13. Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.

     Note 14. Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.

     Note 15. Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.

     Note 16. Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April
                  29, 1999.

     Note 17. Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

     Note 18. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.

     Note 19. Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.


     Note 20. Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.

     Note 21. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28,
                  2000.

     Note 22. Filed with Post-Effective Amendment 22 to this Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.

     Note 23. Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.

     Note 24. Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.

     Note 25. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.

     Note 26. Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.


     Note 27. Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

     Note 28. Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.

     Note 29. Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.

     Note 30.     Filed herewith.

     Note 31.     To be filed by Amendment.

ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

                                           PRINCIPAL POSITIONS
NAME AND                                     AND OFFICES WITH
BUSINESS ADDRESS                                DEPOSITOR
----------------                                ---------
       Larry N. Norman                     Director and President
       4333 Edgewood Road, N.E.
       Cedar Rapids, IA 52499

       Patrick S. Baird                    Director, Senior Vice President
       4333 Edgewood Road, N.E.            and Chief Operating
       Cedar Rapids, IA 52499              Officer

       Craig D. Vermie                     Director
       4333 Edgewood Road, N.E.            Vice President,
       Cedar Rapids, IA 52499              Secretary, and General
                                           Counsel

       Douglas C. Kolsrud                  Director, Senior Vice President,
       4333 Edgewood Road, N.E.            Chief Investment Officer
       Cedar Rapids, IA 52499              and Corporate Actuary

       Robert J. Kontz                     Vice President and
       4333 Edgewood Road, N.E.            Corporate Controller
       Cedar Rapids, IA 52499





       Brenda K. Clancy                    Director, Vice President
       4333 Edgewood Road, N.E.            Treasurer and Chief
       Cedar Rapids, IA 52499              Financial Officer


Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
AEGON USA, Inc.                       Iowa                   AEGON U.S. Holding Corporation,      Holding company
                                                             AEGON U.S. Corporation

RCC North America, L.L.C.             Delaware               100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company, L.L.C.  Delaware               100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                   Delaware               100% Transamerica Holding Company,   Issue debt
                                                             L.L.C.                               securities-net proceeds
                                                                                                  used to make loans to
                                                                                                  affiliates

First AUSA Life Insurance Company     Maryland               100% Transamerica Holding Company,   Insurance holding
                                                             L.L.C.                               company

AUSA Life Insurance Company, Inc.     New York               100% First AUSA Life Insurance       Insurance
                                                             Company

Life Investors Insurance Company of   Iowa                   100% First AUSA Life Ins. Co.        Insurance
 America

Apple Partners of Iowa, L.L.C.        Iowa                   100% LICCA                           Apple production,
                                                                                                  packing, storage and
                                                                                                  sales

Life Investors Alliance, LLC          Delaware               100% LIICA                           Purchase, own, and hold
                                                                                                  the equity interest of
                                                                                                  other entities

Transamerica Life Insurance Company   Iowa                   100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services Group, Inc.  Minnesota              100% Transamerica Life Insurance     Marketing
                                                             Co.

AEGON Assignment Corporation of       Kentucky               100% AEGON Financial Services        Administrator of
 Kentucky                                                    Group, Inc.                          structured settlements

AEGON Assignment Corporation          Illinois               100% AEGON Financial Services        Administrator of
                                                             Group, Inc.                          structured settlements

Transamerica Financial                Minnesota              100% AEGON Financial Services        Life insurance and
 Institutions, Inc.                                          Group, Inc.                          underwriting services

Southwest Equity Life Ins. Co.        Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Iowa Fidelity Life Insurance Co.      Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Western Reserve Life Assurance Co.    Ohio                   100% First AUSA Life Ins. Co.        Insurance
 of Ohio

WRL Insurance Agency, Inc.            California             100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

WRL Insurance Agency of Alabama,      Alabama                100% WRL Insurance Agency, Inc.      Insurance Agency
 Inc.

WRL Insurance Agency of               Massachusetts          100% WRL Insurance Agency, Inc.      Insurance Agency
 Massachusetts, Inc.

WRL Insurance Agency of Nevada, Inc.  Nevada                 100% WRL Insurance Agency, Inc.      Insurance Agency

WRL Insurance Agency of Texas, Inc.   Texas                  Record shareholder Daniel DeMarco    Insurance Agency

WRL Insurance Agency of Wyoming       Wyoming                100% WRL Insurance Agency, Inc.      Insurance Agency

AEGON/Transamerica Series Fund, Inc.  Maryland               Various                              Mutual fund

AEGON/Transamerica Fund Services,     Florida                100% Western Reserve Life            Provides administration
 Inc.                                                        Assurance Co. of Ohio                for affiliated mutual
                                                                                                  fund

AEGON/Transamerica Fund Advisors,     Florida                100% Western Reserve Life            Registered investment
 Inc.                                                        Assurance Co. of Ohio                advisor

World Financial Group Insurance       California             100% Western Reserve Life            Insurance agency
 Agency, Inc.                                                Assurance Co. of Ohio

World Financial Group Insurance       Alabama                100% World Financial Group           Insurance Agency
 Agency of Alabama, Inc.                                     Insurance Agency, Inc.

World Financial Group Insurance       Ohio                   100% World Financial Group           Insurance agency
 Agency of Ohio, Inc.                                        Insurance Agency, Inc.

World Financial Group Insurance       Massachusetts          100% World Financial Group           Insurance Agency
 Agency of Massachusetts, Inc.                               Insurance Agency, Inc.

WFG Insurance Agency of Texas, Inc.   Texas                  Record Shareholder Jack Linder       Insurance Agency

World Financial Group Insurance       Hawaii                 100% World Financial Group           Insurance Agency
 Agency of Hawaii, Inc.                                      Insurance Agency, Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
World Financial Group Insurance       Nevada                 100% World Financial Group           Insurance Agency
 Agency of Nevada, Inc.                                      Insurance Agency, Inc.

World Financial Group Insurance       New Mexico             100% World Financial Group           Insurance Agency
 Agency of New Mexico, Inc.                                  Insurance Agency, Inc.

World Financial Group Insurance       Wyoming                100% World Financial Group           Insurance Agency
 Agency of Wyoming                                           Insurance Agency, Inc.

AEGON Equity Group, Inc.              Florida                100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

Monumental General Casualty Co.       Maryland               100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.       Maryland               100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.       Arizona                100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation            Maryland               100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                   Iowa                   100% First AUSA Life Insurance       Holding company
                                                             Company

Monumental General Life Insurance     Puerto Rico            51% First AUSA Life Insurance        Insurance
 Company of Puerto Rico                                      Company
                                                             49% Baldrich & Associates of
                                                             Puerto Rico

AUSA Holding Company                  Maryland               100% Transamerica Holding Company    Holding company

Monumental General Insurance Group,   Maryland               100% AUSA Holding Co.                Holding company
 Inc.

Trip Mate Insurance Agency, Inc.      Kansas                 100% Monumental General Insurance    Sale/admin. of travel
                                                             Group, Inc.                          insurance

Monumental General Administrators,    Maryland               100% Monumental General Insurance    Provides management
 Inc.                                                        Group, Inc.                          srvcs. to unaffiliated
                                                                                                  third party
                                                                                                  administrator

National Association Management And   Maryland               100% Monumental General              Provides actuarial
 Consultant Services, Inc.                                   Administrators, Inc.                 consulting services

Monumental General Mass Marketing,    Maryland               100% Monumental General Insurance    Marketing arm for sale
 Inc.                                                        Group, Inc.                          of mass marketed
                                                                                                  insurance coverages

Transamerica Capital, Inc.            California             100% AUSA Holding Co.                Broker/Dealer

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Universal Benefits Corporation        Iowa                   100% AUSA Holding Co.                Third party
                                                                                                  administrator

Investors Warranty of America, Inc.   Iowa                   100% AUSA Holding Co.                Provider of automobile
                                                                                                  extended maintenance
                                                                                                  contracts

Massachusetts Fidelity Trust Co.      Iowa                   100% AUSA Holding Co.                Trust company

Money Services, Inc.                  Delaware               100% AUSA Holding Co.                Provides financial
                                                                                                  counseling for
                                                                                                  employees and agents of
                                                                                                  affiliated companies

ADB Corporation, L.L.C.               Delaware               100% Money Services, Inc.            Special purpose limited
                                                                                                  Liability company

ORBA Insurance Services, Inc.         California             26.91% Money Services, Inc.          Insurance agency

Great Companies L.L.C.                Iowa                   30% Money Services, Inc.             Markets & sells mutual
                                                                                                  funds & individually
                                                                                                  managed accounts

AEGON USA Travel and Conference       Iowa                   100% Money Services                  Travel and Conference
 Services, L.L.C.                                                                                 Services

Roundit, Inc.                         Maryland               50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                 California             100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                             Alabama                100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                   Texas                  100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.     California             33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management Services,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

World Group Securities, Inc.          Delaware               100% AEGON Asset Management          Broker-Dealer
                                                             Services, Inc.

World Financial Group, Inc.           Delaware               100% AEGON Asset Management          Marketing
                                                             Services, Inc.

Intersecurities, Inc.                 Delaware               100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial Group,   Michigan               100% Intersecurities, Inc.           Holding co./management
 Inc.                                                                                             services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Associated Mariner Ins. Agency of     Massachusetts          100% Associated Mariner Agency,      Insurance agency
 Massachusetts, Inc.                                         Inc.

Associated Mariner Agency Ohio, Inc.  Ohio                   100% Associated Mariner Agency,      Insurance agency
                                                             Inc.

Associated Mariner Agency Texas,      Texas                  100% Associated Mariner Agency,      Insurance agency
 Inc.                                                        Inc.

PIA General Partner, Inc.             Delaware               100% AUSA Holding Company            General Partner to PIA
                                                                                                  2001-A, L.P.

PIA 2001-A, L.P.                      Delaware               PIA General, Inc. is the General     Private placement
                                                             Partner                              investment limited
                                                                                                  partnership

Idex Investor Services, Inc.          Florida                100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                 Delaware               100% AUSA Holding Co.                Investment advisor

IDEX Mutual Funds                     Massachusetts          Various                              Mutual fund

Diversified Investment Advisors,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

Diversified Investors Securities      Delaware               100% Diversified Investment          Broker-Dealer
 Corp.                                                       Advisors, Inc.

George Beram & Company, Inc.          Massachusetts          100% Diversified Investment          Employee benefit and
                                                             Advisors, Inc.                       actuarial consulting

Creditor Resources, Inc.              Michigan               100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources Canadian       Canada                 100% Creditor Resources, Inc.        Insurance agency
 Dealer Network Inc.

Premier Solutions Group, Inc.         Maryland               100% Creditor Resources, Inc.        Insurance agency

AEGON USA Investment Management,      Iowa                   100% Transamerica Holding Company,   Investment advisor
 LLC.                                                        L.L.C.

AEGON USA Realty Advisors, Inc.       Iowa                   100% AUSA Holding Co.                Provides real estate
                                                                                                  administrative and real
                                                                                                  estate investment
                                                                                                  services

AEGON USA Real Estate Services, Inc.  Delaware               100% AEGON  USA Realty Advisors,     Real estate and
                                                             Inc.                                 mortgage holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
QSC Holding, Inc.                     Delaware               100% AEGON USA Realty Advisors,      Real estate and
                                                             Inc.                                 financial software
                                                                                                  production and sales

Realty Information Systems, Inc.      Iowa                   100% AEGON USA Realty Advisors, Inc  Information Systems for
                                                                                                  real estate investment
                                                                                                  management

USP Real Estate Investment Trust      Iowa                   12.89% First AUSA Life Ins. Co.      Real estate investment
                                                             13.11% PFL Life Ins. Co.             trust
                                                             4.86% Bankers United Life
                                                             Assurance Co.

RCC Properties Limited Partnership    Iowa                   AEGON USA Realty Advisors, Inc. is   Limited Partnership
                                                             General Partner and 5% owner

Commonwealth General Corporation      Delaware               100% AEGON U.S. Corporation          Holding company
 ("CGC")

AFSG  Securities Corporation          Pennsylvania           100% CGC                             Broker-Dealer

Benefit Plans, Inc.                   Delaware               100% CGC                             TPA for Peoples
                                                                                                  Security Life Insurance
                                                                                                  Company

AEGON Alliances, Inc.                 Virginia               100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation         Delaware               100% CGC                             Real estate holdings

AEGON Structured Settlements, Inc.    Kentucky               100% CGC                             Administrator of
                                                                                                  structured settlements

AEGON Institutional Markets, Inc.     Delaware               100% CGC                             Provider of investment,
                                                                                                  marketing and admin.
                                                                                                  Services to ins. cos.

Ampac Insurance Agency, Inc.          Pennsylvania           100% CGC                             Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development Corporation  Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Financial Planning Services, Inc.     Dist. Columbia         100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Frazer Association Consultants, Inc.  Illinois               100% Ampac Insurance Agency, Inc.    TPA license-holder

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
National Home Life Corporation        Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Valley Forge Associates, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Furniture & equipment
                                                                                                  lessor

Veterans Benefits Plans, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Administrator of group
                                                                                                  insurance programs

Veterans Insurance Services, Inc.     Delaware               100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Academy Insurance Group, Inc.         Delaware               100% CGC                             Holding company

Academy Life Insurance Co.            Missouri               100% Academy Insurance Group, Inc.   Insurance company

Pension Life Insurance Company of     New Jersey             100% Academy Life Insurance Company  Insurance company
 America

FED Financial, Inc.                   Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ammest Massachusetts Insurance        Massachusetts          100% Academy Insurance Group, Inc.   Special-purpose
 Agency, Inc.                                                                                     subsidiary

Ammest Realty, Inc.                   Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ampac,  Inc.                          Texas                  100% Academy Insurance Group, Inc.   Managing general agent

Ampac Insurance Agency, Inc.          Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
(EIN 23-2364438)                                                                                  subsidiary

Force Financial Group, Inc.           Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Force Financial Services, Inc.        Massachusetts          100% Force Fin. Group, Inc.          Special-purpose
                                                                                                  subsidiary

Military Associates, Inc.             Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOAA Management Company              Texas                  100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOA Motor Club, Inc.                 Georgia                100% Academy Insurance Group, Inc.   Automobile club

Unicom Administrative Services, Inc.  Pennsylvania           100% Academy Insurance Group, Inc.   Provider of admin.
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Unicom Administrative Services, GmbH  Germany                100%Unicom Administrative            Provider of admin.
                                                             Services, Inc.                       services

Capital General Development           Delaware               100% CGC                             Holding company
 Corporation

Monumental Life Insurance Company     Maryland               73.23% Capital General Development   Insurance company
                                                             Company
                                                             26.77% First AUSA Life Insurance
                                                             Company

Exchange Management Services, Inc.    Missouri               100% Monumental Life Insurance       Management company
                                                             Company

AEGON Direct Marketing Services,      Maryland               100% Monumental Life Insurance       Marketing company
 Inc.                                                        Company

Peoples Benefit Life Insurance        Iowa                   3.7% CGC                             Insurance company
 Company                                                     20.0% Capital Liberty, L.P.
                                                             76.3% Monumental Life Insurance
                                                             Company

Veterans Life Insurance Co.           Illinois               100% Transamerica Holding Company,   Insurance company
                                                             L.L.C.

Peoples Benefit Services, Inc.        Pennsylvania           100% Veterans Life Ins. Co.          Special-purpose
                                                                                                  subsidiary

Coverna Direct Insurance Insurance    Maryland               100% Peoples Benefit Life            Insurance agency
 Agency, Inc.                                                Insurance Company

Ammest Realty Corporation             Texas                  100% Monumental Life Insurance       Special purpose
                                                             Company                              subsidiary

JMH Operating Company, Inc.           Mississippi            100% Peoples Benefit Life            Real estate holdings
                                                             Insurance Company

Capital Liberty, L.P.                 Delaware               99.0% Monumental Life Insurance      Holding Company
                                                             Company
                                                             1.0% CGC

Consumer Membership Services, Inc.    Delaware               100% Commonwealth General            Credit Card Protection
                                                             Corporation

Global Premier Reinsurance Company,   British Virgin         100% Commonwealth General            Insurance and
 LTD.                                 Islands                Corporation                          Reinsurance company

Health Benefits Services, Inc.        Delaware               100% Commonwealth General            Health discount plan
                                                             Corporation

Quest Membership Services, Inc.       Delaware               100% Commonwealth General            Travel discount plan
                                                             Corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Stonebridge Group, Inc.               Delaware               100% Commonwealth General            General purpose
                                                             Corporation                          corporation

J.C. Penney Life Insurance            Vermont                100% Commonwealth General            Insurance
 Corporation                                                 Corporation

Stonebridge Insurance Company         Wisconsin              100% J.C. Penney Life Insurance      Insurance
                                                             Company

Insurance Consultants, Inc.           Nebraska               100% Commonwealth General            Brokerage
                                                             Corporation

ICON Partners Limited                 United Kingdom         100% Insurance Consultants, Inc.     Marketing company

J.C. Penney Casualty Insurance        Ohio                   100% Commonwealth General            Insurance
 Company                                                     Corporation

AEGON N.V.                            Netherlands            51.27% of Vereniging                 Holding Company
                                                             AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.         Netherlands            Held through AEGON Nevak Holding     Holding Company
                                                             B.V.

AEGON Nederland N.V.                  Netherlands            100% AEGON N.V.                      Holding Company

AEGON Nevak Holding B.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Derivatives                     Netherlands            100% AEGON N.V.                      Holding Company

AEGON International N.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Trust Advisory Board Members:   Delaware               100% AEGON International N.V.        Manage assets of AEGON
K.J.Storm                                                                                         U.S. Holding Corporation
Donald J. Shepard
Joseph Streppel
Dennis Hersch

AEGON U.S. Holding Corporation        Delaware               100% AEGON Trust                     Holding company

AEGON DMS Holding B.V.                Netherlands            100% AEGON International N.V.        Holding company

JCPenney Financial & Marketing        Korea                  100% AEGON DMS Holding B.V.          Marketing
 Services Group LTD

JCPenney Direct Marketing Services    Japan                  100% AEGON DMS Holding B.V.          Marketing
 Japan K.K.

Canadian Premier Holdings LTD         Canada                 100% AEGON DMS Holding B.V.          Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Canadian Premier Life Insurance       Canada                 100% Canadian Premier Holdings LTD   Holding company
 Company

Legacy General Insurance Company      Canada                 100% Canadian Premier Life           Insurance
                                                             Insurance Company

Cornerstone International Holdings    United Kingdom         100% AEGON DMS Holding B.V.          Holding company
 LTD

Cornerstone International Marketing   United Kingdom         100% Cornerstone International       Marketing company
 LTD                                                         Holdings, LTD

Stonebridge International Insurance   United Kingdom         100% Cornerstone International       Insurance company
 LTD                                                         Marketing, LTD

JCPenney Direct Asia Pacific Pty LTD  Australia              100% AEGON DMS Holding B.V.          Holding company

JCPenney Direct Service Asia          Australia              100% JCPenney Direct Asia Pacific    Operations company
 Pacific Pty LTD                                             Pty LTD

JCPenney Insurance Marketing Asia     Australia              100% JcPenney Direct Asia Pacific    Marketing company
 Pacific Pty LTD                                             Pty LTD

Short Hills Management Company        New Jersey             100% AEGON U.S. Holding Corporation  Insurance Agent

COPRA Reinsurance Company             New York               100% AEGON U.S.                      Reinsurance
                                                             Holding Corporation

AEGON Management Company              Indiana                100% AEGON U.S.                      Insurance holding
                                                             Holding Corporation                  company

AEGON U.S. Corporation                Iowa                   100% AEGON U.S. Holding Corporation  Holding company

Transamerica Corporation ("TAC")      Delaware               100% AEGON NV                        Major interest in
                                                                                                  insurance and finance

AEGON Funding Corp. II                Delaware               100% TAC                             Commercial paper
                                                                                                  insurance

Transamerica Pacific Insurance        Hawaii                 100% TAC                             Life insurance
 Company, Ltd.

TREIC Enterprises, Inc.               Delaware               100% TFC                             Investments

Terrapoint, LLC                       Delaware               50% TREIC Enterprises, Inc.          Data Processing

ARC Reinsurance Corporation           Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Inter-America Corporation             California             100% Transamerica Corp.              Insurance Broker

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Pyramid Insurance Company, Ltd.       Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Transamerica Business Tech Corp.      Delaware               100% Transamerica Corp.              Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.              Delaware               100% Transamerica Corp.              Owns and manages a pool
                                                                                                  of high-yield bonds

Transamerica Corporation (Oregon)     Oregon                 100% Transamerica Corp.              Name holding only -
                                                                                                  Inactive

Transamerica Finance Corp.            Delaware               100% Transamerica Corp.              Commercial & Consumer
                                                                                                  Lending & equipment
                                                                                                  leasing

Transamerica Public Finance, LLC      Delaware               70% TCFCI, 30% TFC                   Finance

TFC Properties, Inc.                  Delaware               100% Transamerica Finance Corp.      Holding Company

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.F., Inc.

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.J., Inc.

TA Leasing Holding Co., Inc.          Delaware               100% Transamerica Finance Corp.      Holding company

Trans Ocean Ltd.                      Delaware               100% TA Leasing Holding Co. Inc.     Holding company

Trans Ocean Container Corp. ("TOCC")  Delaware               100% Trans Ocean Ltd.                Intermodal leasing

SpaceWise Inc.                        Delaware               100% TOCC                            Intermodal leasing

Trans Ocean Container Finance Corp.   Delaware               100% TOL                             Intermodal leasing

Trans Ocean Leasing Deutschland GmbH  Germany                100% TOCC                            Intermodal leasing

Trans Ocean Leasing PTY Ltd.          Austria                100% TOCC                            Intermodal leasing

Trans Ocean Management S.A.           Switzerland            100% TOCC                            Intermodal leasing

Trans Ocean Regional Corporate        California             100% TOCC                            Holding company
 Holdings

Trans Ocean Tank Services Corp.       Delaware               100% TOCC                            Intermodal leasing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Leasing Inc.             Delaware               100% TA Leasing Holding Co.          Leases & Services
                                                                                                  intermodal equipment

Transamerica Leasing Holdings Inc.    Delaware               100% Transamerica Leasing Inc.       Holding company
 ("TLHI")

Greybox Logistics Services Inc.       Delaware               100% TLHI                            Intermodal leasing

Greybox L.L.C. ("G")                  Delaware               100% TLHI                            Intermodal freight
                                                                                                  container interchange
                                                                                                  facilitation service

Transamerica Trailer Leasing S.N.C.   France                 100% Greybox L.L.C.                  Leasing

Greybox Services Limited              U.K.                   100% TLHI                            Intermodal leasing

Intermodal Equipment, Inc.            Delaware               100% TLHI                            Intermodal leasing

Transamerica Leasing N.V.             Belg.                  100% Intermodal Equipment Inc.       Leasing

Transamerica Leasing SRL              Italy                  100% Intermodal Equipment Inc.       Leasing

Transamerica Distribution Services,   Delaware               100% TLHI                            Dormant
 Inc.

Transamerica Leasing Coordination     Belg.                  100% TLHI                            Leasing
 Center

Transamerica Leasing do Brasil Ltda.  Braz.                  100% TLHI                            Container Leasing

Transamerica Leasing GmbH             Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing Sp.      Poland                 100% TLHI                            Leasing
 z.o.o

Transamerica Leasing Limited          U.K.                   100% TLHI                            Leasing

ICS Terminals (UK) Limited            U.K.                   100% Transamerica Leasing Limited    Leasing

Transamerica Leasing Pty. Ltd.        Australia              100% TLHI                            Leasing

Transamerica Leasing (Canada) Inc.    Canada                 100% TLHI                            Leasing

Transamerica Leasing (HK) Ltd.        H.K.                   100% TLHI                            Leasing

Transamerica Leasing (Proprietary)    S. Africa              100% TLHI                            In Liquidation -
 Limited                                                                                          Intermodal leasing

Transamerica Trailer Holdings I Inc.  Delaware               100% TLHI                            Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Trailer Holdings II      Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Holdings III     Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Leasing AB       Swed.                  100% TLHI                            Leasing

Transamerica Trailer Leasing AG       Switzerland            100% TLHI                            Leasing

Transamerica Trailer Leasing A/S +    Denmark                100% TLHI                            Leasing
 C66

Transamerica Trailer Leasing GmbH     Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing          Belgium                100% TLHI                            Leasing
 (Belgium) N.V.

Transamerica Trailer Leasing          Netherlands            100% TLHI                            Leasing
 (Netherlands) B.V.

Transamerica Alquiler de Trailer      Spain                  100% TLHI                            Leasing
 Spain S.L.

Transamerica Transport Inc.           New Jersey             100% TLHI                            Dormant

Transamerica Commercial Finance       Delaware               100% Transamerica Finance Corp.      Holding company
 Corporation, I ("TCFCI")

Transamerica Equipment Financial      Delaware               100% TCFCI                           Investment in Various
 Services Corporation                                                                             equipment leases and
                                                                                                  loans

BWAC Credit Corporation               Delaware               100% TCFCI                           Inactive

BWAC International Corporation        Delaware               100% TCFCI                           Retail Appliance and
                                                                                                  furniture stores

BWAC Twelve, Inc.                     Delaware               100% TCFCI                           Holding company

TIFCO Lending Corporation             Illinois               100% BWAC Twelve, Inc.               General financing

Transamerica Insurance Finance        Maryland               100% BWAC Twelve, Inc.               Insurance premium
 Corporation ("TIFC")                                                                             financing

Transamerica Insurance Finance        California             100% TIFC                            Insurance premium
 Corporation, California

Transamerica Insurance Finance        Maryland               100% TIFC                            Insurance premium
 Company (Europe)

Transamerica Insurance Finance        Ontario                100% TIFC                            Insurance premium
 Corporation, Canada                                                                              financing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
T Holdings, Inc.                      DE                     100% TCFCI                           Holding Company

M Credit, Inc.                        Delaware               100% TCFCI                           Commercial lending

Transamerica Mezzanine Financing,     Delaware               100% T Holdings, Inc.                Holding company
 Inc.

Bay Capital Corporation               Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Coast Funding Corporation             Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Transamerica Small Business           Delaware               100% M Credit, Inc.                  Holding company
 Capital, Inc. ("TSBC")

Emergent Business Capital Holdings,   Delaware               100% TSBC                            Dormant
 Inc.

Gulf Capital Corporation              Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Direct Capital Equity Investment,     Delaware               100% M Credit, Inc.                  Small business loans
 Inc.

TA Air East, Corp.                    Delaware               100% TEFSC                           Special purpose
                                                                                                  corporation

TA Air I, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air II, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air III, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air IV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air V, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Air IX, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air X, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIV, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVI, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVIII, Corp.                   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIX, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 803 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 400 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 429/448 Corp.   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 630 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Steel I, LLC                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 24245/24246     Delaware               100% TEFS                            Special purpose
 Corp.                                                                                            corporation

TA Heli I, Inc.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Marine I, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine II, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine IV, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine VI, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine V, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine III, Corp.                  Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Public Finance Air I, Corp.        Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TBC I, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Facta, LLP                            Delaware               100% TBC I, Inc.                     Commercial finance

TBC III, Inc.                         Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transcap Trade Finance                Delaware               100% TBC III, Inc.                   Commercial finance

TBC IV, Inc.                          Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transamerica Commercial Real Estate   Delaware               100% T Holdings, Inc.                Bridge financing
 Finance, LLC

TBC V, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Breakthrough Funding LLP              Delaware               100% TBC V, Inc.                     Commercial finance

TBC Tax I, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax II, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax III, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IV, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TBC Tax V, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VI, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VII, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VIII, Inc.                    Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IX, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

The Plain Company                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Distribution Finance     Delaware               100% TCFCI                           Holding company
 Corporation ("TDFC")

Transamerica Accounts Holding Corp.   Delaware               100% TDFC                            Holding company

ARS Funding Corporation               Delaware               100% Transamerica Accounts Holding   Dormant
                                                             Corporation

Transamerica Commercial Finance       Delaware               100% TIFC                            Finance company
 Corporation ("TCFC")

Transamerica Acquisition              Canada                 100% TCFCC                           Holding company
 Corporation, Canada

Transamerica Distribution Finance     Delaware               100% TCFC                            Commercial Finance
 Corporation - Overseas, Inc.
 ("TDFOI")

TDF Mauritius Limited                 Mauritius              100% TDFOI                           Mauritius holding
                                                                                                  company

Transamerica Apple Distribution       India                  69.94% TDF-Mauritius, Limited        Transamerica
 Finance Public Limited                                                                           Distribution Finance
                                                                                                  Joint Venture

Inventory Funding Trust               Delaware               100% TCFC                            Delaware Business Trust

Inventory Funding Company, LLC        Delaware               100% Inventory Funding Trust         Holding company

TCF Asset Management Corporation      Colorado               100% TCFC                            A depository for
                                                                                                  foreclosed real and
                                                                                                  personal property

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Distribution Finance     Illinois               100% TCFC                            Special purpose
 Insurance Services, Inc.                                                                         corporation

Transamerica Distribution Finance     Mexico                 99% TCFC                             Inactive
 Factorje S.A. DE C.V.

Transamerica Joint Ventures, Inc.     Delaware               100% TCFC                            Holding company

Amana Finance                         Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

American Standard Financial Services  Illinois               50% Transamerica Joint Ventures,     Finance
                                                             Inc.

Penske Financial Services LLC         Delaware               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Polaris Acceptance                    Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Transamerica Inventory Finance        Delaware               100% TDFC                            Holding company
 Corporation ("TIFC")

Transamerica GmbH, Inc.               Delaware               100% TIFC                            Holding company

Transamerica                          Netherlands            100% Trans. GmbH, Inc.               Commercial lending in
 Fincieringsmaatschappij B.V.                                                                     Europe

BWAC Seventeen, Inc.                  Delaware               100% TIFC                            Holding company

Transamerica Commercial Finance       Ontario                100% BWAC Seventeen, Inc.            Dormant
 Canada, Limited

Transamerica Commercial Finance       Canada                 100% BWAC Seventeen, Inc.            Commercial finance
 Corporation, Canada

Cantrex Group Inc.                    Quebec                 76% TACC                             Buying group and retail
                                                                                                  merchant services

2953-9087 Quebec Inc.                 Quebec                 100% Cantrex Group, Inc.             Dormant

Corbeil Electrique, Inc.              Quebec                 100% Cantrex Group, Inc.             Dormant

Prestex Marketing, Inc.               Quebec                 100% Cantrex Group, Inc.             Dormant

BWAC Twenty-One, Inc.                 Delaware               100% TIFC                            Holding company

ODBH Ltd/Harley Davidson Acceptance   United Kingdom         100% BWAC Twenty-One, Inc.           Finance

Transamerica Technology Services      United Kingdom         100% TCFL                            Inactive
 Limited

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Commercial Finance       U.K.                   100% Transamerica Commercial         Commercial lending
 Limited ("TCFL")                                            Holdings Limited

TDF Credit Insurance Services         U.K.                   100% TCFL                            Credit insurance
 Limited                                                                                          brokerage

Whirlpool Financial Corporation       Poland                 100% TCFL                            Inactive - commercial
 Polska Spozoo                                                                                    finance

Transamerica Commercial Holdings      U.K.                   33% BWAC Twenty-One Inc.             Holding company
 Limited

Transamerica Trailer Leasing Limited  New York               100% Transamerica Commercial         Special purpose
                                                             Holdings Limited                     corporation

Transamerica Distribution Capital     Spain                  100% Transamerica Commercial         Inactive
 Services, Iberica                                           Holdings Limited

Transamerica Commercial Finance       France                 100% TIFC                            Factoring company
 France S.A.

Transamerica GmbH                     Frankfurt, Germany     100% GmbH                            Commercial lending in
                                                                                                  Germany

Transamerica Retail Financial         Delaware               100% TDFC                            Provides retail
 Services Corporation ("TRFSC")                                                                   financing

Transamerica Bank, NA                 Delaware               100% TRFSC                           Bank

Transamerica Consumer Finance         Delaware               100% TRFSC                           Consumer finance
 Holding Company ("TCFHC")                                                                        holding company

Transamerica Mortgage Company         Delaware               100% TCFHC                           Consumer mortgages

Transamerica Consumer Mortgage        Delaware               100% TCFHC                           Securitization company
 Receivables Company

Metropolitan Mortgage Company         Florida                100% TCFHC                           Consumer mortgages

First Florida Appraisal Services,     Florida                100% Metropolitan Mtg. Co.           Appraisal and
 Inc.                                                                                             inspection services

First Georgia Appraisal Services,     Georgia                100% First FL App. Srvc, Inc.        Appraisal services
 Inc.

Freedom Tax Services, Inc.            Florida                100%. Metropolitan Mtg. Co.          Property tax
                                                                                                  information services

J.J. & W. Advertising, Inc.           Florida                100% Metropolitan Mtg. Co.           Advertising and
                                                                                                  marketing services

J.J. & W. Realty Services, Inc.       Florida                100% Metropolitan Mtg. Co.           To hold problem REO
                                                                                                  properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Liberty Mortgage Company of  Ft.      Florida                100% Metropolitan Mtg. Co.           No active business/Name
 Myers, Inc.                                                                                      holding only

Metropolis Mortgage Company           Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Perfect Mortgage Company              Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial         Delaware               100% TDFC                            Provides commercial
 Service Corporation                                                                              leasing

Transamerica Distribution Finance     Mexico                 99% TCFC                             Holding company in
 Corporation de Mexico S. de R.L.                                                                 Mexican subsidiaries
 de C.V.

TDF de Mexico S. de R.L. de C.V.      Mexico                 99% TDFC Mex                         Service company for
                                                                                                  Whirlpool receivables

Transamerica Corporate Services De    Mexico                 99% TDFC Mex                         Holds employees
 Mexico S. de R.L. de CV

Transamerica Distribution Finance     Mexico                 99% TCFC                             Finance company
 Factorje S.A. de C.V.

Transamerica Distribution Finance     Illinois               100% TCFC                            Finance company
 Insurance Services, Inc.

Transamerica Flood Hazard             Delaware               100% TFC                             Flood Zone
 Certification, Inc.                                                                              certification service

Transamerica Home Loan                California             100% TFC                             Consumer mortgages

Transamerica Lending Company          Delaware               100% TFC                             In liquidation - lending

Transamerica Public Finance, LLC      Delaware               70% TFC                              Financial Services

Transamerica Financial Products,      California             100% Transamerica Corp.              Investments
 Inc.

Transamerica Insurance Corporation    Iowa                   100% TIHI                            Holding company
 ("TIC")

Plaza Insurance Sales Inc.            California             100% TIC                             Casualty insurance
                                                                                                  placement

Transamerica Advisors, Inc.           California             100% TIC                             Retail sale of
                                                                                                  investment advisory
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Annuity Services Corp.   New Mexico             100% TIC                             Performs services
                                                                                                  required for structured
                                                                                                  settlements

Transamerica Financial Advisors,      Delaware               100% TIC                             Retail sale of
 Inc.                                                                                             securities products

Financial Resources Insurance         Texas                  100% Transamerica Fin. Adv.          Retail sale of
 Agency of Texas                                                                                  securities products

TBK Insurance Agency of Ohio, Inc.    Ohio                   100% Transamerica Fin Adv.           Variable insurance
                                                                                                  contract sales in state
                                                                                                  of Ohio

Transamerica Financial Resources      Alabama                100% Transamerica Fin. Adv.          Insurance agent & broker
 Agency of Alabama, Inc.

Transamerica Financial Resources      Massachusetts          100% Transamerica Fin. Adv.          Insurance agent & broker
 Ins. Agency of Massachusetts, Inc.

Transamerica International            Delaware               100% TIC                             Holding & administering
 Insurance Services, Inc. ("TIISI")                                                               foreign operations

AEGON Canada Inc. ("ACI")             Canada                 100% TIHI                            Holding company

Transamerica Life Canada              Canada                 100% ACI                             Life insurance company

Home Loans and Finance Ltd.           U.K.                   100% TIISI                           Inactive

Transamerica Occidental Life          Iowa                   100% TIC                             Life insurance
 Insurance Company ("TOLIC")

NEF Investment Company                California             100% TOLIC                           Real estate development

Transamerica China Investments        Hong Kong              99% TOLIC                            Holding company
 Holdings Limited

Transamerica Life Insurance and       N. Carolina            100% TOLIC                           Life insurance
 Annuity Company ("TALIAC")

Transamerica Assurance Company        Missouri               100% TALIAC                          Life and disability
                                                                                                  insurance

Gemini Investments, Inc.              Delaware               100% TALIAC                          Investment subsidiary

Transamerica Life Insurance Company   New York               100% TOLIC                           Insurance sales
 of New York

Transamerica South Park Resources,    Delaware               100% TOLIC                           Market analysis
 Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Variable Insurance Fund  Maryland               100% TOLIC                           Mutual Fund

USA Administration Services, Inc.     Kansas                 100% TOLIC                           Third party
                                                                                                  administrator

Transamerica Products, Inc. ("TPI")   California             100% TIC                             Holding company

Transamerica Products I, Inc.         California             100% TPI                             Co-general partner

Transamerica Securities Sales Corp.   Maryland               100% TIC                             Life insurance sales

Transamerica Service Company          Delaware               100% TIC                             Passive loss tax service

Transamerica International RE         Bermuda                100% TAC                             Reinsurance
 (Bermuda) Ltd.

Transamerica Intellitech, Inc.        Delaware               100% TFC                             Real estate information
                                                                                                  and technology services

Transamerica International            Delaware               100% TAC                             Holding company
 Holdings, Inc. ("TIHI")

Transamerica Investment Services,     Delaware               100% TAC                             Investment adviser
 Inc. ("TISI")

Transamerica Income Shares, Inc.      Maryland               100% TISI                            Mutual fund

Transamerica Real Estate Tax          Delaware               100% TFC                             Real estate tax
 Service, Inc.                                                                                    reporting and
                                                                                                  processing services

Transamerica Realty Services, Inc.    Delaware               100% TAC                             Real estate investments
 ("TRS")

Bankers Mortgage Company of CA        California             100% TRS                             Investment management

Pyramid Investment Corporation        Delaware               100% TRS                             Real estate company

The Gilwell Company                   California             100% TRS                             Ground lessee of 517
                                                                                                  Washington Street, San
                                                                                                  Francisco

Transamerica Affordable Housing,      California             100% TRS                             General partner LHTC
 Inc.                                                                                             Partnership

Transamerica Minerals Company         California             100% TRS                             Owner and lessor of oil
                                                                                                  and gas properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Oakmont Corporation      California             100% TRS                             General partner
                                                                                                  retirement properties

Auto Funding Services, LLC            Delaware               100% TBCC                            Commercial lending

TBCC Funding II, L.L.C.               Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

Private Label Funding LLC             Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

TBCC Funding Trust II                 Delaware               100% TCFCI                           Trust

TBCC Funding I, L.L.C.                Delaware               100% TBCC Funding I, LLC             Special purpose
                                                                                                  corporation

TBCC Funding Trust I                  Delaware               100% TCFCI                           Trust

Direct Capital Partners, LLC          Delaware               Various members                      Investment banking

Inland Water Transportation LLC       Delaware               100% Direct Capital Partners, L.P.   Finance barges

Direct Capital Partners, L.P.         Delaware               100% Direct Capital Partners, LLC    Investment banking

Transamerica Business Capital         Delaware               100% TCFCI                           Commercial lending
 Corporation

Transamerica Technology Finance       Delaware               100% TCFCI                           Commercial lending
 Corporation

ITEM 27.     NUMBER OF POLICYOWNERS

             As of December 31, 2001, there were 31,742 Owners of the
Policies.


ITEM 28.     INDEMNIFICATION

        The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.     PRINCIPAL UNDERWRITER

             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:(5)



Larry N. Norman                                 Anne Spaes
Director and President                          Director and Vice President

Frank A. Camp                                   Darin Smith
Secretary                                       Vice President
                                                and Assistant Secretary

Lisa Wachendorf                                 Linda Gilmer
Director, Vice President and                    Treasurer/Controller
Chief Compliance Officer

Thomas R. Moriarty
Vice President


Priscilla Hechler                               Emily Bates
Assistant Vice President and                    Assistant Treasurer
Assistant Secretary

Teresa Stolba                                   Clifton Flenniken
Assistant Compliance Officer                    Assistant Treasurer


_____________________
/5/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

     AFSG Securities Corporation, the broker/dealer, received $41,169,013.97 $24,804,103.00 and $30,348,568.76 from the Registrant for the year ending December 31, 2001, December 31, 2000 and for the year ending December 31, 1999 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.


AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Company of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Life Insurance Company of New York.


ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

ITEM 31.     MANAGEMENT SERVICES.

             All management Policies are discussed in Part A or Part B.

ITEM 32.     UNDERTAKINGS

             (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

             (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

             (d) Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7:  TEXAS OPTIONAL RETIREMENT PROGRAM

        Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26th day of April, 2002.

                                        SEPARATE ACCOUNT VA B

                                        TRANSAMERICA LIFE INSURANCE COMPANY
                                        Depositor

                                                                         *
                                        ----------------------------------
                                        Larry N. Norman
                                        President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                     Title                          Date
----------                     -----                          ----

                      *        Director                       __________, 2002
-----------------------
Patrick S. Baird

/s/ Craig D. Vermie            Director                         April 26, 2002
-----------------------
Craig D. Vermie

                      *        Director                       __________, 2002
-----------------------        (Principal Executive Officer)
Larry N. Norman

                      *        Director                       __________, 2002
-----------------------
Douglas C. Kolsrud

                      *        Vice President and             __________, 2002
-----------------------        Corporate Controller
Robert J. Kontz

                      *        Director, Vice President,      __________, 2002
-----------------------        Treasurer and Chief
Brenda K. Clancy               Financial Officer



*By Craig D. Vermie, Attorney-in-Fact

                                                                Registration No.
                                                                        33-33085



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                             SEPARATE ACCOUNT VA B

                                _______________

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.    Description of Exhibit                                                Page No.*
-----------    ---------------------                                                 ---------
(3)(a)(3)      Form of Amended and Reinstated Principal Underwriting Agreement
               by and between AFSG Securities Corporation and Transamerica Life
               Insurance Company on its behalf and on behalf of the separate accounts

(8)(b)(4)      Form of Amendment No. 20 to Participation Agreement among
               AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance
               Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life
               Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company

(8)(h)(3)      Form of Termination of Participation Agreement among Transamerica
               Life Insurance Company, AUSA Life Insurance Company, Inc.,
               Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co.

(8)(n)(1)      Form of Amendment No. 7 to Participation Agreement among AIM
               Variable Insurance Funds, AIM Distributors, Inc., Transamerica
               Life Insurance Company and AFSG Securities Corporation

(8)(o)(2)      Form of Amendment to Participation Agreement by and among MFS
               Variable Insurance Trust, Massachusetts Financial Services
               Company, and Transamerica Life Insurance Company

(10)(a)        Consent of Independent Auditors

(10)(b)        Opinion and Consent of Actuary

_________________________________
* Page numbers included only in manually executed original.